UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03091

Name of Fund: BlackRock Series Fund, Inc.
BlackRock Advantage Large Cap Core Portfolio
BlackRock Balanced Capital Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Global Allocation Portfolio
BlackRock Government Money Market Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Series Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2021

Date of reporting period: 06/30/2021

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
June 30, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Semi-Annual Report
(Unaudited)
BlackRock Series Fund, Inc.
BlackRock Advantage Large Cap Core Portfolio
BlackRock Balanced Capital Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Global Allocation Portfolio
BlackRock Government Money Market Portfolio
BlackRock Series Fund II, Inc.
BlackRock High Yield Portfolio
BlackRock U.S. Government Bond Portfolio

Dear Shareholder,
The 12-month reporting period as of June 30, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States, along with most of the world, began the reporting period emerging from a severe recession, prompted by pandemic-related restrictions that disrupted many aspects of daily life. However, easing restrictions and robust government intervention led to a strong rebound, and the economy grew at a significant pace for the reporting period, recovering much of the output lost at the beginning of the pandemic.
Equity prices rose with the broader economy, as investors became increasingly optimistic about the economic outlook. Stocks rose through the summer of 2020, fed by strong fiscal and monetary support and positive economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.
The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. Late in the period the Fed elaborated on their expected timeline, raising the likelihood of slower bond purchasing and the possibility of higher rates in 2023.
Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.
Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long-term. U.S. small-caps and European equities are likely to benefit from the continuing vaccine-led restart. We are underweight long-term on credit, but inflation-protected U.S. Treasuries,
Asian fixed income, and Chinese government bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of June 30, 2021
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
15.25% 40.79%
U.S. small cap equities
(Russell 2000
®
Index)
17.54 62.03
International equities
(MSCI Europe, Australasia,
Far East Index)
8.83 32.35
Emerging market equities
(MSCI Emerging Markets
Index)
7.45 40.90
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.02 0.09
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(4.10) (5.89)
U.S. investment grade bonds
(Bloomberg Barclays U.S.
Aggregate Bond Index)
(1.60) (0.33)
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
1.24 4.20
U.S. high yield bonds
(Bloomberg Barclays U.S.
Corporate High Yield 2%
Issuer Capped Index)
3.61 15.34
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock Advantage Large Cap Core Portfolio
Investment Objective
BlackRock Advantage Large Cap Core Portfolio’s (the “Fund”) investment objective is to seek long-term capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2021, the Fund outperformed its benchmark, the Russell 1000
®
Index.
What factors influenced performance?
The Fund performed well against the changeable market backdrop. U.S. stocks advanced amid accelerated vaccine distribution alongside strong fiscal policy support following the results of the Georgia senate election races. With the removal of mobility restrictions, economic activity levels experienced a sharp rise with consumer price inflation hitting a multi-year high in the second half of the period. The resulting rise in rates with the 10-year U.S. Treasury touching pre-COVID levels in the first quarter of
2021 was driven by a greater pricing in of inflationary pressures. This drove a reflationary preference within equities that led to outperformance across value stocks, led by energy and financials, at the expense of growth and momentum throughout the first five months of 2021. As markets sought to evaluate whether inflation increases were transitory, the Fed took a surprisingly hawkish tone in June 2021. This prompted a sharp reversal that restored 2020 trends with large-cap secular growth stocks the dominant market theme and small caps lagging. The style shift was further supported by concerns about the spread of the Delta COVID strain alongside declining bond yields, which pointed to a mid-cycle economy. While the growth outlook remained strong, investors balanced this against virus developments as well as inflation trends with the potential to result in a more rapid withdrawal of the Fed’s monetary support.
Despite the rotation in June 2021, strong early gains across fundamental insights led to overall outperformance for the period. Valuation-related measures drove gains in the first half of the period amid market style preferences driven by the reflationary theme. Valuation measures performed well overall, with both traditional insights as well as more nuanced measures such as comparing valuations across research expenditures benefiting from the reflationary tone. Additionally, fundamental quality measures, specifically those looking at balance sheet strength, were additive. While strong contributors throughout most of the period, June proved challenging to valuation-based measures given the shift toward secular growth and technology stocks.
Nontraditional fundamental measures, such as insights related to environmental, social and governance (“ESG”) factors also provided performance gains. Environmental transition measures that look toward investor positioning into ESG-related holdings performed well as these measures captured the broader sustainability trend across the market. Insights identifying patents filed for green technology development also performed well given the rotation to growth and technology names in June 2021.
Sentiment measures outperformed as they correctly positioned the Fund around the reopening and reflationary themes. An insight designed to capture sentiment across market participants, such as bond investors, performed well as interest rates became more volatile in response to shifting inflation expectations. Other sentiment measures that evaluate hiring trends, text analyses and news stories all performed well. These faster-moving insights motivated an overweight position to machinery and energy names, providing gains as commodities rallied.
Despite generally strong relative performance in the period, select measures were challenged to keep pace. The Fund struggled in June 2021 after the surprise Fed pivot to a hawkish stance. As the market shifted back to 2020 themes, risk mitigation ESG insights, such as those that evaluate company controversies, detracted. Another measure that penalizes companies that pay lower taxes versus peers, typically growth-oriented technology stocks, while favoring those with higher relative tax levels, typically more blue chip-type stocks, also lagged.
Elsewhere, a dynamic insight that seeks to combine signals and data sources in an optimal way was a leading detractor as it motivated an underweight to oil names, which rallied along with the price of oil. Finally, insights that seek to identify lower risk securities declined as the market continued its overall upward trajectory.
Describe recent portfolio activity.
Over the course of the period, the portfolio maintained a balanced allocation of risk across all major return drivers. However, a number of new stock selection insights were added to the portfolio. The Fund built upon its alternative data capabilities by adding an insight that captures brand sentiment around retail names. Additionally, given the dynamism of the current environment, the Fund has instituted enhanced signal constructs to best identify emerging trends, such as sentiment around vaccine distribution and the impact on economic reopening.
Describe portfolio positioning at period end.
Relative to the Russell 1000
©
Index, the Fund was positioned essentially neutrally from a sector perspective. The Fund had slight overweight positions to industrials and information technology and slight underweights to communication services and health care.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2021 (continued)

Fund Summary
BlackRock Advantage Large Cap Core Portfolio
Performance Summary for the Period Ended June 30, 2021
Expense Example
Portfolio Information
Average Annual Total Returns
(a)
6-Month
Total Returns
(a)
1 Year 5 Years 10 Years
BlackRock Advantage Large Cap Core Portfolio
(b)
.......................................... 15.91% 42.12% 18.65% 13.75%
Russell 1000
®
Index
(c)
............................................................ 14.95 43.07 17.99 14.90
(a)
Cumulative and average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name “ BlackRock Large Cap Core Portfolio.”
(b)
Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Does not include insurance-related fees and expenses. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap equity securities and derivatives that have similar economic characteristics to such securities.
(c)
An index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000
®
Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000
®
Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Actual Hypothetical
(a)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
BlackRock Advantage Large Cap Core Portfolio ........ $ 1,000.00 $ 1,159.10 $ 2.52 $ 1,000.00 $ 1,022.46 $ 2.36 0.47%
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.
SECTOR ALLOCATION
Sector
Percent of
Net Assets
Information Technology .............................. 28%
Health Care ..................................... 1 3
Financials ....................................... 1 2
Consumer Discretionary ............................. 11
Industrials ....................................... 10
Communication Services ............................. 10
Consumer Staples ................................. 5
Energy ......................................... 3
Utilities ......................................... 3
Real Estate ...................................... 2
Materials ....................................... 2
Short-Term Securities ............................... 2
Liabilities in Excess of Other Assets ..................... (1)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Fund Summary
as of June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock Balanced Capital Portfolio
Investment Objective
BlackRock Balanced Capital Portfolio’s (the “Fund”) investment objective is to seek high total investment return.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2021, the Fund returned 9.23%, outperforming its blended benchmark (60% Russell 1000
®
Index/40% Bloomberg Barclays U.S.
Aggregate Bond Index), which returned 8.11% for the period. The Russell 1000
®
Index returned 14.95%, and the Bloomberg Barclays U.S. Aggregate Bond Index returned
(1.60)%.
What factors influenced performance?
Asset allocation decisions as well as the Fund's underlying equity and fixed income allocations all contributed to relative performance during the period. From an asset allocation perspective, the Fund's overweight allocation to U.S. equities was the primary driver of performance, as equities gained during the period amid a pickup in economic activity, further U.S. fiscal stimulus, and positive developments in the COVID-19 vaccine rollout.
Within the equity allocation, strong early gains among fundamental insights provided overall outperformance for the period. Valuation-related measures drove gains in the first half of the period amid the reflationary market environment and style preference, and they performed well overall. Both traditional insights as well as more nuanced measures such as comparing valuations across research expenditures benefited from the reflationary tone. Additionally, fundamental quality measures, specifically those looking at balance sheet strength, were also additive. Elsewhere, nontraditional fundamental measures, such as environmental, social and governance (“ESG”)-related insights, also provided gains. Sentiment measures also contributed to performance as they correctly positioned the Fund around the reopening and reflationary themes.
Within the fixed income allocation, U.S. high-yield credit, structured products, and duration positioning to interest rate sensitivity were the primary contributors to performance.
Conversely, select measures within the equity allocation detracted from performance. As performance themes began to reverse course after the surprise pivot from the
Fed to a hawkish stance on monetary policy, risk-mitigation ESG insights, such as those that evaluate company controversies, detracted. Another measure that penalizes companies paying lower levels of taxes than peers (such as growth-oriented tech companies) in favor of those paying higher relative tax levels (such as blue chips) also detracted. Elsewhere, a dynamic insight seeking optimally to combine signals and data sources was a top detractor, as it motivated an underweight to oil companies, dragging on performance amid the rally in crude oil prices. Lastly, insights seeking to identify lower-risk securities declined as the market continued its run-up.
Detracting the most from performance within the fixed income allocation were macro strategies, emerging market debt, and absolute return strategies. No asset allocation views significantly detracted from relative returns during the period.
The Fund had a slightly elevated exposure to cash as collateral for its derivatives positions. The Fund's cash position had no material impact on Fund performance during the period.
Describe recent portfolio activity.
The Fund entered the period with a moderate overweight to U.S. equities and a neutral duration position versus the benchmark. This positioning reflected the belief that as vaccination rates picked up, economies would reopen, and economic activity would accelerate. As the period progressed, the Fund increased its overweight to equities, driven by a noticeable improvement in global growth and supportive monetary and fiscal policy. However, in June, as prices moved in line with the investment adviser’s views, the Fund trimmed its overweight to equities to a more modest position and also moved to underweight U.S. duration, motivated by the hawkish shift in stance by the Fed following the June 2021 meeting of the Federal Open Market Committee.
Within the equity allocation, the Fund maintained a balanced allocation of risk across all major return drivers. There were, however, several new signals added within the stock selection group of insights. The Fund built upon its alternative data capabilities by adding an insight that captures brand sentiment around retail names. Additionally, given the dynamism of the current environment, the Fund instituted enhanced signal constructs to best identify emerging trends, such as sentiment around vaccine distribution and the impact on economic reopening.
Within the fixed income allocation, the portfolio trimmed duration and remained underweight, primarily concentrated in the United States, given the view that duration will provide a less effective hedge in the current market environment as growth improves and the economy re-opens, which should push interest rates higher to end the year.
In turn, the Fund favored European peripheral bonds, emerging market duration, and Chinese government bonds as a hedge and for their relatively attractive yield profile.
In addition, the Fund moved down the capital structure into U.S. high-yield credit, hard currency corporate bonds in emerging markets, and structured products given the attractive income profile in a low-rate regime.
Describe portfolio positioning at period end.
The Fund ended the period with an overweight position in U.S. equities and underweight to U.S. duration, reflecting the fact that global growth remained robust with strength underpinned by fiscal and monetary stimulus as well as public health policy. While pricing in this positive growth environment has risen, the Fund's position reflects the belief that there remains scope for further increases as fiscal and monetary policy remain broadly supportive and vaccine rollouts reduce COVID-19-related restrictions on economic activity.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2021 (continued)

Fund Summary
BlackRock Balanced Capital Portfolio
Performance Summary for the Period Ended June 30, 2021
Expense Example
Portfolio Information
Average Annual Total Returns
(a)
6-Month
Total Returns
(a)
1 Year 5 Years 10 Years
BlackRock Balanced Capital Portfolio
(b)
................................................. 9.23% 25.96% 13.02% 10.40%
60% Russell 1000
®
Index/40% Bloomberg Barclays U.S. Aggregate Bond Index
(c)
.................. 8.11 24.23 12.11 10.43
Russell 1000
®
Index
(d)
............................................................ 14.95 43.07 17.99 14.90
Bloomberg Barclays U.S. Aggregate Bond Index
(e)
....................................... (1.60) (0.33) 3.03 3.39
(a)
Cumulative and average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns.
(b)
Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Does not include insurance-related fees and expenses. The Fund invests in U.S. and foreign equity securities and fixed income securities of any maturity.
(c)
A customized weighted index comprised of the returns of the Russell 1000
®
Index (60%) and Bloomberg Barclays U.S. Aggregate Bond Index (40%).
(d)
An index that measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000
®
Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000
®
Index.
(e)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Actual Hypothetical
(a)
Including
Interest
Expense
Excluding
Interest
Expense Including Interest Expense Excluding Interest Expense
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Expenses
Paid During
the Period
(c)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(c)
BlackRock Balanced Capital
Portfolio ............... $ 1,000.00 $ 1,092.30 $ 2.54 $ 2.49 $ 1,000.00 $ 1,022.36 $ 2.46 $ 1,022.41 $ 2.41
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
Expenses are equal to the annualized expense ratio (0.49%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
(c)
Expenses are equal to the annualized expense ratio (0.48%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Common Stocks ................................... 57%
U.S. Government Sponsored Agency Securities .............. 16
Corporate Bonds ................................... 12
U.S. Treasury Obligations ............................. 6
Investment Companies ............................... 4
Foreign Government Obligations ........................ 2
Asset-Backed Securities .............................. 2
Non-Agency Mortgage-Backed Securities .................. 1
Municipal Bonds ................................... —
(b)
Capital Trusts ..................................... —
(b)
Foreign Agency Obligations ............................ —
(b)
Floating Rate Loan Interests ........................... —
(b)
Other Interests .................................... —
(b)
(a)
Excludes short-term securities, options purchased, options written, borrowed bonds and
TBA sale commitments.
(b)
Represents less than 1% of the Fund's total investments.

Fund Summary
as of June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock Capital Appreciation Portfolio
Investment Objective
BlackRock Capital Appreciation Portfolio’s (the “Fund”) investment objective is to seek long term growth of capital.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2021, the Fund outperformed its benchmark, the Russell 1000
®
Growth Index, while underperforming the broad market S&P 500
®
Index.
What factors influenced performance?
The Fund's stock selection decisions within the information technology ("IT") and financials sectors and its positioning among consumer staples were the largest contributors to relative performance during the period. Within IT, an underweight allocation to the technology hardware, storage & peripherals industry, most notably its underweight position in Apple, Inc., drove relative performance. Avoiding more defensive consumer staples sub-sectors, such as beverages, proved advantageous, as these areas typically lag in a rising market environment. Lastly, among financials, an overweight position in S&P Global, Inc. in the capital markets sub-sector contributed to relative returns.
Conversely, the Fund's stock selection in industrials and communication services, as well as a mix of positioning and stock selection in real estate, were the largest detractors from relative performance. Within industrials, overweight exposure to the professional services industry generally and an overweight position in CoStar Group, Inc. in particular detracted the most. In communication services, selection in the interactive media & services industry, specifically an out-of-benchmark position in Tencent Holdings
Ltd., weighed on relative performance. Lastly, within real estate, positioning in real estate investment trusts, particularly an overweight position in SBA Communications Corp., slightly detracted from results.
Describe recent portfolio activity.
During the period, the most notable increase in the Fund’s sector weightings was to communication services, especially within the interactive media & services industry.
Exposure to industrials also rose. Conversely, the Fund's exposure to IT decreased the most due to a reduced allocation to the software industry. Exposure to health care decreased as well.
Describe portfolio positioning at period end.
Relative to its benchmark, the Fund ended the period with its largest overweight positions in the communication services sector, followed by financials and materials. The
Fund’s largest underweight position was in consumer staples, followed by real estate and health care.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2021 (continued)

Fund Summary
BlackRock Capital Appreciation Portfolio
Performance Summary for the Period Ended June 30, 2021
Expense Example
Portfolio Information
Average Annual Total Returns
(a)
6-Month
Total Returns
(a)
1 Year 5 Years 10 Years
BlackRock Capital Appreciation Portfolio
(b)
............................................... 13.50% 39.82% 24.81% 16.61%
S&P 500
®
Index
(c)
............................................................... 15.25 40.79 17.65 14.84
Russell 1000
®
Growth Index
(d)
...................................................... 12.99 42.50 23.66 17.87
(a)
Cumulative and average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns.
(b)
Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Does not include insurance-related fees and expenses. The Fund invests primarily in a diversified portfolio consisting primarily of common stock of U.S. companies that the investment adviser believes have exhibited above-average growth rates in earnings over the long term.
(c)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
(d)
An unmanaged index that measures the performance of the large cap growth segment of the U.S. equity universe and consists of those Russell 1000
®
securities with higher price-to-book ratios
and higher forecasted growth values.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Actual Hypothetical
(a)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
BlackRock Capital Appreciation Portfolio ............. $ 1,000.00 $ 1,135.00 $ 2.49 $ 1,000.00 $ 1,022.46 $ 2.36 0.47%
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.
SECTOR ALLOCATION
Sector
Percent of
Net Assets
Information Technology .............................. 44%
Consumer Discretionary ............................. 18
Communication Services ............................. 17
Health Care ..................................... 8
Industrials ....................................... 7
Financials ....................................... 4
Materials ....................................... 2
Short-Term Securities ............................... 4
Liabilities in Excess of Other Assets ..................... (4)
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Fund Summary
as of June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock Global Allocation Portfolio
Investment Objective
BlackRock Global Allocation Portfolio’s (the “Fund”) investment objective is to seek high total investment return.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2021, the Fund outperformed its reference benchmark, which is comprised of the S&P 500
®
Index (36%), FTSE World (ex-US)
Index (24%), ICE BofA Current 5-Year U.S. Treasury Index (24%) and FTSE Non-U.S. Dollar World Government Bond Index (16%) (the “Reference Benchmark”), and
underperformed the broad-based all-equity benchmark, the FTSE World Index. The Fund invests in both equities and bonds; therefore, Fund management believes that the
Reference Benchmark provides a more accurate representation of the Fund’s composition and a more comparable means for measurement. The following discussion of relative performance pertains to the Reference Benchmark. The following commentary (and referenced allocation percentages) are based on the economic exposures of the
Fund, which reflect adjustments for futures, swaps and options (except with respect to fixed income securities) and convertible bonds, and may vary relative to the market value.
What factors influenced performance?
The Fund’s broad overweight to equities contributed to performance. From a sector perspective, stock selection within financials and materials was additive. Stock selection within health care contributed to performance as well, although this was partially offset by an overweight to the sector. Within fixed income, a broad underweight to developed market government bonds as compared to the Reference Benchmark positively impacted returns. Finally, exposure to corporate credit, most notably U.S. high yield, was additive.
Within equities, security selection within consumer discretionary detracted from performance. Tactical hedges on U.S. equity positioning to manage the Fund’s overall beta (market sensitivity) weighed on performance. Within fixed income, positioning within U.S. Treasuries, most notably exposure to longer maturities, negatively impacted performance. Exposure to cash and cash equivalents and gold-related securities also weighed on returns.
The Fund uses derivatives, which may include options, futures, swaps and forward contracts both to seek to enhance returns of the Fund and to hedge (or protect) against adverse movements in currency exchange rates, interest rates and movements in the securities markets. During the period, the Fund’s use of derivatives, in aggregate, detracted from the Fund’s performance.
Describe recent portfolio activity.
During the period, the Fund’s overall equity allocation increased from 68% to 72% of net assets. Within equities, the Fund increased exposure to Europe and decreased exposure to Japan. Exposure to the United States was tactically managed over the period, however, the weighting at the end of the reporting period was in line with the weighting at the beginning. From a sector perspective, the Fund increased exposure to financials, energy, industrials and consumer discretionary, and decreased exposure to information technology, health care and consumer staples.
The Fund’s allocation to fixed income decreased from 24% to 19% of net assets. Within fixed income, the Fund decreased exposure to developed market government bonds and corporate credit, and increased exposure to securitized debt and floating rate loan interests (“bank loans”). From the standpoint of duration and corresponding interest rate sensitivity, the Fund’s total portfolio duration was tactically managed over the period and ended the period at -0.1 years, down from 1.9 years at the beginning of the period. The Fund’s allocation to commodity-related securities decreased slightly from 1% to less than 1% of net assets.
Reflecting the changes in the Fund’s overall allocations to the equity, fixed income and commodity-related asset classes during the period, the Fund’s cash equivalents increased from 7% to 9% of net assets. During the six-month period, cash helped mitigate portfolio volatility and served as a source of funds for new investments and redemptions.
Describe portfolio positioning at period end.
Relative to its Reference Benchmark, the Fund was overweight in equities, underweight in fixed income, and had exposure to commodities and cash equivalents. Within equities, the Fund's largest overweight positions were to consumer discretionary, industrials, materials and health care, and largest underweights were to consumer staples and real estate. The Fund was overweight in Europe, the United States and China, and underweight in Japan and Australia. Within fixed income, the Fund was significantly underweight in developed market government bonds, and overweight in corporate credit, securitized debt and bank loans. The total portfolio duration of -0.1 was below the benchmark’s duration of 2.7 (total portfolio duration assumes equity duration of 0). From a currency perspective, the Fund was overweight in the U.S. dollar and underweight in the euro.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2021 (continued)

Fund Summary
BlackRock Global Allocation Portfolio
Performance Summary for the Period Ended June 30, 2021
Average Annual Total Returns
(a)
6-Month
Total Returns
(a)
1 Year 5 Years 10 Years
BlackRock Global Allocation Portfolio
(b)(c)
................................................ 6.63% 28.32% 10.85% 7.28%
FTSE World Index
(d)
............................................................. 13.12 40.28 15.28 10.72
Reference Benchmark
(e)
.......................................................... 6.37 22.60 9.92 7.68
U.S. Stocks: S&P 500
®
Index
(f)
...................................................... 15.25 40.79 17.65 14.84
Non U.S. Stocks: FTSE World (ex-U.S.) Index
(g)
.......................................... 10.37 37.45 11.47 6.08
U.S. Bonds: ICE BofA Current 5-Year U.S. Treasury Index
(h)
................................. (1.69) (1.73) 1.90 2.37
Non U.S. Bonds: FTSE Non-U.S. Dollar World Government Bond Index
( i )
........................ (6.00) 3.06 1.28 0.79
(a)
Cumulative and average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns.
(b)
Assuming transaction costs, if any, and other operating expenses, including investment advisory fees. Does not include insurance-related fees and expenses.
(c)
The Fund invests in a portfolio of U.S. and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time with respect to types of securities and markets in response to changing markets and economic trends.
(d)
A market cap weighted index representing the performance of the large and mid-cap stocks from the developed and advanced emerging countries within the FTSE Global Equity Index Series.
(e)
An unmanaged weighted index comprised as follows: 36% S&P 500
®
Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-Year U.S. Treasury Index; and 16% FTSE Non-U.S.
Dollar World Government Bond Index.
(f)
An unmanaged index that covers 500 leading companies and captures approximately 80% coverage of available market capitalization.
(g)
A market cap weighted index representing the performance of the large and mid-cap stocks from the developed and advanced emerging countries excluding the U.S. within the FTSE Global
Equity Index Series.
(h)
An unmanaged index designed to track the total return of the current coupon five-year U.S. Treasury bond.
( i )
An unmanaged market capitalization-weighted index that tracks 22 government bond indexes, excluding the United States.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
GEOGRAPHIC ALLOCATION
Percent of
Total Investments
(a)
Country/Geographic Region Long Short Total
United States ........................... 64% 1% 65%
China ................................. 6 —
(b)
6
Germany .............................. 5 —
(b)
5
France ................................ 4  —
(b)
4
United Kingdom .......................... 4 —
(b)
4
Netherlands ............................ 2 —
(b)
2
Japan ................................ 2  —
(b)
2
Italy .................................. 2 —
(b)
2
Other
(c)
................................ 10 — 10
Total ................................. 99% 1% 100%
(a)
Total investments include the gross market values of long and short positions and exclude
Short-Term Securities, Options Purchased and Options Written.
(b)
Represents less than 1% of the Fund's total investments.
(c)
Includes holdings within countries that are 1% or less of long-term investments. Please refer to the Consolidated Schedule of Investments for such countries.

Fund Summary
as of June 30, 2021 (continued)
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock Global Allocation Portfolio
Expense Example
Actual Hypothetical
(a)
Including
dividend
expense
Excluding
dividend
expense Including dividend expense Excluding dividend expense
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Expenses
Paid During
the Period
(c)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(c)
BlackRock Global Allocation
Portfolio ............... $ 1,000.00 $ 1,066.30 $ 2.97 $ 2.92 $ 1,000.00 $ 1,021.92 $ 2.91 $ 1,021.97 $ 2.86
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
Expenses are equal to the annualized expense ratio (0.58%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
(c)
Expenses are equal to the annualized expense ratio (0.57%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.

Money Market Overview
For the 6-Month Period Ended June 30, 2021

Money Market Overview
BlackRock Government Money Market Portfolio
2021 began with the transition to the Biden-Harris administration, passage of the $1.9 trillion American Rescue Plan Act of 2021, and an acceleration of COVID-19 vaccination programs. As the year progressed and vaccination efforts ramped up, COVID-19 cases in the U.S. plummeted and the country started to reopen.
U.S. macroeconomic data continued to improve throughout the period as evidenced by the unemployment rate dropping from 6.7% at the beginning of the year to 5.9% as of June 30, 2021.
As expected, the Federal Open Market Committee (the “FOMC”) left the range for the Federal Funds target rate unchanged at 0.00% — 0.25%, and made no change to its forward guidance about interest rates or the Fed’s asset purchase program during the six-month period. A statement released in conjunction with the June 16, 2021 meeting noted that “progress on vaccinations will likely reduce the effects of the public health crisis on the economy.”
The Fed’s updated Summary of Economic Projections (“SEP”) reflected a sharply higher outlook for inflation in 2021 relative to its March forecasts. While the FOMC statement noted the recent rise in inflation “largely (reflects) transitory factors,” the SEP showed core inflation is projected to exceed 2.0% throughout the 2023 forecast horizon.
The so-called “dot plot” interest rate forecast for the median Federal Funds rate penciled in two 0.25% interest rate hikes in 2023. This is up from the March 2021 FOMC meeting that forecasted no change, raising the median Federal Funds projection from 0.10% to 0.60%.
Importantly, the Fed made upward “technical” adjustments of 0.05% to the interest rate paid on required and excess reserves and the offering rate on overnight reverse repurchase agreement (“RRP”) operations, bringing these “administered rates” to 0.15% and 0.05%, respectively. Fed Chair Jerome Powell noted in the press conference following the meeting that these adjustments were made “in order to keep the federal funds rate well within the target range and to support smooth functioning in money markets.”
Daily RRP volume surged following the adjustment in the program’s offering rate, reaching a record $992 billion as of June 30, 2021. It is expected RRP utilization to remain elevated given abundant liquidity in the financial system and insufficient supply at the front end of the market.
Rates on U.S. Treasury bills (“T-bills”) also moved up following the June FOMC meeting but were generally below 0.05% for tenors out to six-months. This move is likely attributed to the acute supply-demand imbalance in the money markets and the large number of market participants who lack access to the Fed’s RPP program.
Industry-wide money market mutual funds (“MMFs”) experienced inflows of nearly $230 billion during the six-month period. Of this, assets of prime and municipal MMFs fell $60 billion and $12 billion, respectively, while government MMFs experienced $298 billion of inflows. For the first time, government MMF assets exceeded the $4 trillion mark in May 2021.
Net new U.S. T-bill supply contracted $689 billion during the period, further accelerating the supply-and-demand imbalance in the money market space. T-bill tenors between one-month and one-year were trading with yields of 0.00% — 0.04% prior to the Fed’s technical adjustments on June 16, 2021 and ended the period at 0.04% — 0.07%.
The secured overnight financing rate — a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities — which had been pegged at 0.01%
since March 2021, also received a boost in June and ended the period at 0.055%.
The three-month London Interbank Offered Rate fell to a record low of 0.12% as of June 14, 2021 but reversed course around the time of the FOMC meeting and closed out the second quarter of 2021 at 0.15%.
The near-term outlook for U.S. money markets remains challenging as the impending U.S. debt ceiling suspension expiration on July 31 will result in almost $300 billion in cash being pushed into the system.
It is our expectation for the U.S. Treasury to enact “extraordinary accounting measures” over the next 90 days, which would result in further cuts to T-bill supply, ranging from
$200 - $350 billion.
Despite front-end rates receiving a lift following the June 16, 2021 FOMC meeting, there are still too many factors at play that will keep a lid on rates. Such factors include, but aren’t limited to, the abundance of liquidity in the front-end and elevated reserves in the system, the Treasury General Account balance drawdown, a shrinking supply of
T-bills and solid demand for government securities.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

Fund Summary
as of June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock Government Money Market Portfolio
Investment Objective
BlackRock Government Money Market Portfolio’s (the “Fund”) investment objective is to seek to preserve capital, to maintain liquidity and achieve the highest possible current income consistent with the foregoing.
Portfolio Information
Expense Example
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
U.S. Treasury Obligations .............................. 42%
U.S. Government Sponsored Agency Obligations .............. 29
Repurchase Agreements ............................... 27
Other Assets Less Liabilities ............................ 2
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yield 7-Day Yield
BlackRock Government Money Market Portfolio ..... 0.00% 0.00%
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
Actual Hypothetical
(a)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
BlackRock Government Money Market Portfolio ........ $ 1,000.00 $ 1,000.00 $ 0.45 $ 1,000.00 $ 1,024.35 $ 0.45 0.09%
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.

Fund Summary
as of June 30, 2021

Fund Summary
BlackRock High Yield Portfolio
Investment Objective
BlackRock High Yield Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
During the six-month period ended June 30, 2021, the Fund outperformed the benchmark, the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index.
What factors influenced performance?
High-yield bonds delivered positive returns and outpaced the investment-grade bond market in the first half of the year. The gains were driven by the combination of a strong economic recovery, rising oil prices, and continued support from fiscal and monetary policy. Together, these factors helped fuel investors’ appetite for both risk and yield.
Security selection in the independent energy, technology and health care sectors contributed to Fund performance. By credit rating, security selection among B rated issues and an overweight in BBBs added value. Tactical positions in equities and bank loans further contributed to performance, as did an allocation to investment-grade bonds.
Security selection in the oil field services and automotive sectors, as well as an underweight position in retail, detracted from results. From a credit rating standpoint, an underweight position in BBs and selection in CCCs also limited the extent of the Fund’s outperformance.
Describe recent portfolio activity.
While key positioning themes remained broadly consistent, the investment adviser team tactically adjusted sector- and issuer-level positions to take advantage of market opportunities. The Fund increased its allocations to the technology, leisure and airlines sectors and reduced its positions in banking, automotive and cable & satellite issues.
The investment adviser reduced the portfolio’s allocation to investment-grade bonds during the first half of 2021, ending the period with a weighting of approximately 2.5% in this area. In comparison, the Fund had an 8% allocation to investment-grade debt at the end of 2020. The remaining position largely represented issuer-specific opportunities.
Describe portfolio positioning at period end.
The Fund was underweight in BB rated debt and overweight in select CCCs. With that said, the portfolio remained underweight in the highest-yielding portion of the market that contains a larger concentration of stressed assets. The leading sector overweights were in technology, building materials and cable & satellite, and the largest underweights included finance companies, food & beverage, and electric utilities. The Fund also continued to hold a tactical allocation of about 10.3% to floating rate loan interests, which the investment adviser believes offer an attractive value versus high yield bonds. These senior secured assets experienced a recovery similar to high yield bonds, but yield spreads remain wide versus historical levels. The Fund also held an out-of-benchmark allocation to equities of approximately 3%.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of June 30, 2021 (continued)
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock High Yield Portfolio
Performance Summary for the Period Ended June 30, 2021
Expense Example
Portfolio Information
Average Annual Total Returns
(a)
Standardized
30-Day Yield
(b)
Unsubsidized
30-Day Yield
(b)
6-Month
Total Returns
(a)
1 Year 5 Years 10 Years
BlackRock High Yield Portfolio
(c)
.......................... 3.75% 2.71% 4.19% 16.20% 7.86% 6.60%
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped
Index
(d)
........................................... — — 3.61 15.34 7.47 6.65
(a)
Cumulative and average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend/
payable date. Insurance-related fees and expenses are not reflected in these returns. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High
Yield Portfolio (the "Predecessor Fund"), a series of BlackRock Series Fund, Inc., through a tax-free reorganization (the "Reorganization"). The Predecessor Fund is the performance and accounting survivor of the Reorganization. The Fund’s total returns prior to October 1, 2011 are the returns of the Predecessor Fund when it followed a different investment objective and different investment strategies under the name “BlackRock High Income Portfolio”.
(b)
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
(c)
Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Does not include insurance-related fees and expenses. The Fund invests primarily in non-investment grade bonds with maturities of ten years or less.
(d)
An unmanaged index comprised of issues that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Actual Hypothetical
(a)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
BlackRock High Yield Portfolio .................... $ 1,000.00 $ 1,041.90 $ 2.53 $ 1,000.00 $ 1,022.32 $ 2.51 0.50%
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
A ............................................ — %
(c)
BBB/Baa ....................................... 7
BB/Ba ......................................... 36
B ............................................ 38
CCC/ Caa ....................................... 14
CC/Ca ........................................ —
(c)
NR ........................................... 5
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities.
(c)
Represents less than 1% of the Fund's total investments.

Fund Summary
as of June 30, 2021

Fund Summary
BlackRock U.S. Government Bond Portfolio
Investment Objective
BlackRock U.S. Government Bond Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2021, the Fund outperformed its benchmark, the Bloomberg Barclays U.S. Government/Mortgage Index.
What factors influenced performance?
Positive contributors to performance relative to the benchmark included the Fund’s below-benchmark stance with respect to duration (and corresponding interest rate sensitivity) along with yield curve positioning as U.S. Treasury yields rose in the first quarter of 2021. An allocation to commercial mortgage-backed securities (“CMBS”) also proved additive. Finally, selection within 30-year MBS contributed positively for the period.
The largest detractors from the Fund's performance relative to the benchmark included overweight allocations to both 30-year and 15-year agency mortgage-backed securities ("MBS"). Exposure to Canadian interest rates also weighed on the Fund’s relative return.
Describe recent portfolio activity.
During the reporting period, the Fund shifted from an underweight to a neutral allocation to agency MBS as valuations improved and the technical environment remained supportive, driven by the near-term supply and demand outlook. While the Fund continued to hold an allocation to higher-coupon, call-protected pools within agency MBS, recent additions have favored more generic to-be-announced (“TBA”) collateral and current coupons. Allocations to emerging market sovereigns was marginally increased along with positioning in select single asset-single borrower CMBS.
The Fund had a modestly elevated cash position at period end due to the investment adviser’s preference for using forward contracts to gain MBS exposure as opposed to holding cash bonds. The Fund’s cash position did not have a material impact on performance over the six months.
The portfolio holds a small percentage of assets in derivatives as a hedge to allocations in MBS and securitized assets. The Fund’s use of derivatives had a positive impact on Fund performance for the period.
Describe portfolio positioning at period end.
At period end, the Fund’s positioning reflected the view that U.S. economic growth will remain well supported and above trend through the third quarter of 2021 before moderating into the end of the year, and that inflation should remain elevated before easing slightly into 2022. Because of these views, the Fund continued to hold a duration underweight relative to the benchmark while being more neutral on curve exposures in anticipation of elevated sensitivity to incoming data, particularly between two and five years. The Fund maintained out-of-benchmark allocations to sectors such as CMBS although some of the exposures more sensitive to changing credit spreads were trimmed in the period in order to rotate assets into agency MBS.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 52%
U.S. Treasury Obligations ............................. 38
Non-Agency Mortgage-Backed Securities .................. 6
Foreign Government Obligations ........................ 3
Asset-Backed Securities .............................. 1
See “Disclosure of Expenses” on for further information on how expenses were calculated.
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.

Fund Summary
as of June 30, 2021 (continued)
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock U.S. Government Bond Portfolio
Performance Summary for the Period Ended June 30, 2021
Expense Example
Average Annual Total Returns
(a)
Standardized
30-Day Yield
(b)
Unsubsidized
30-Day Yield
(b)
6-Month
Total Returns
(a)
1 Year 5 Years 10 Years
BlackRock U.S. Government Bond Portfolio
(c)
.................. 1.33% 0.99% (1.26)% (0.75)% 2.33% 2.69%
Bloomberg Barclays U.S. Government/Mortgage Index
(d)
........ — — (1.79) (2.01) 2.25 2.72
Bloomberg Barclays U.S. Mortgage-Backed Securities Index
(e)
.... — — (0.77) (0.42) 2.27 2.64
(a)
Cumulative and average annual total returns are based on changes in net asset value for the periods shown and assume reinvestment of all distributions at net asset value on the ex-dividend/
payable date. Insurance-related fees and expenses are not reflected in these returns. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock
U.S. Government Bond Portfolio (the "Predecessor Fund"), a series of BlackRock Series Fund, Inc., through a tax-free reorganization (the "Reorganization"). The Predecessor Fund is the
performance and accounting survivor of the Reorganization. The Predecessor Fund’s total returns prior to October 1, 2011 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Government Income Portfolio.”
(b)
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
(c)
Assuming transaction costs and other operating expenses, including investment advisory fees, if any. Does not include insurance-related fees and expenses. The Fund, under normal circumstances, will invest at least 80% of its assets in bonds that are issued or guaranteed by the U.S. Government and its agencies.
(d)
An index that measures debt issued by the U.S. Government, and its agencies, as well as mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac.
(e)
An unmanaged index that includes the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac that meet certain maturity and liquidity criteria.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Actual Hypothetical
(a)
Including
Interest
Expense
Excluding
Interest
Expense Including Interest Expense Excluding Interest Expense
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Expenses
Paid During
the Period
(c)
Beginning
Account Value
(01/01/21)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(b)
Ending
Account Value
(06/30/21)
Expenses
Paid During
the Period
(c)
BlackRock U.S. Government Bond
Portfolio ............... $ 1,000.00 $ 987.40 $ 2.46 $ 2.46 $ 1,000.00 $ 1,022.32 $ 2.51 $ 1,022.32 $ 2.51
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
Expenses are equal to the annualized expense ratio (0.50%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
(c)
Expenses are equal to the annualized expense ratio (0.50%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
See “Disclosure of Expenses” for further information on how expenses were calculated.

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / Disclosure Of Expenses / Derivative Financial Instruments
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Funds may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund's shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund's shareholders, and the value of these portfolio holdings is reflected in each Fund's per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested on January 1, 2021 and held through June 30, 2021) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2021
Security
Shares
Shares Value
Common Stocks — 99.1%
Aerospace & Defense — 0.7%
Lockheed Martin Corp. ............... 3,237 $ 1,224,719
Mercury Systems, Inc.
(a)
.............. 2,931 194,267
Northrop Grumman Corp. ............. 150 54,514
1,473,500
Air Freight & Logistics — 1.5%
CH Robinson Worldwide, Inc. .......... 8,840 828,043
Expeditors International of Washington, Inc. . 19,503 2,469,080
3,297,123
Airlines — 0.1%
(a)
Delta Air Lines, Inc. ................. 3,110 134,539
Southwest Airlines Co. ............... 2,944 156,297
290,836
Auto Components — 1.1%
BorgWarner, Inc. ................... 50,166 2,435,058
Automobiles — 1.2%
Tesla, Inc.
(a)
....................... 3,824 2,599,173
Banks — 2.1%
Bank of Hawaii Corp.
(b)
............... 3,098 260,914
Citigroup, Inc. ..................... 6,535 462,351
JPMorgan Chase & Co. .............. 9,068 1,410,437
Pinnacle Financial Partners, Inc. ......... 2,216 195,651
Signature Bank .................... 2,573 632,057
Truist Financial Corp. ................ 12,644 701,742
Wells Fargo & Co. .................. 15,880 719,205
Wintrust Financial Corp. .............. 1,719 130,008
4,512,365
Beverages — 1.0%
Molson Coors Beverage Co., Class B
(a)
.... 3,431 184,210
PepsiCo, Inc. ..................... 13,746 2,036,745
2,220,955
Biotechnology — 2.5%
AbbVie, Inc. ...................... 5,093 573,676
Amgen, Inc. ...................... 3,065 747,094
BioMarin Pharmaceutical, Inc.
(a)
......... 3,273 273,099
Gilead Sciences, Inc. ................ 42,391 2,919,044
Vertex Pharmaceuticals, Inc.
(a)
.......... 4,522 911,771
5,424,684
Building Products — 1.6%
Allegion plc ....................... 4,303 599,408
Carrier Global Corp. ................. 14,994 728,708
Owens Corning .................... 921 90,166
Trane Technologies plc ............... 11,686 2,151,860
3,570,142
Capital Markets — 2.9%
Bank of New York Mellon Corp. (The) ..... 5,393 276,284
Charles Schwab Corp. (The) ........... 17,415 1,267,986
CME Group, Inc. ................... 3,249 690,997
Invesco Ltd. ...................... 6,747 180,347
Moody's Corp. ..................... 2,147 778,008
Morgan Stanley .................... 32,845 3,011,558
Stifel Financial Corp. ................ 1,731 112,273
6,317,453
Chemicals — 1.3%
Ecolab, Inc. ...................... 4,933 1,016,050
PPG Industries, Inc. ................. 11,111 1,886,314
2,902,364
Security
Shares
Shares Value
Commercial Services & Supplies — 0.8%
Cintas Corp. ...................... 157 $ 59,974
Copart , Inc.
(a)
..................... 7,265 957,745
IAA, Inc.
(a)
........................ 14,701 801,793
1,819,512
Construction & Engineering — 0.5%
EMCOR Group, Inc. ................. 7,611 937,599
Quanta Services, Inc. ................ 651 58,961
996,560
Construction Materials — 0.0%
Vulcan Materials Co. ................ 464 80,768
Consumer Finance — 1.7%
Ally Financial, Inc. .................. 37,870 1,887,441
American Express Co. ............... 10,997 1,817,034
3,704,475
Containers & Packaging — 0.4%
Crown Holdings, Inc. ................ 8,967 916,517
Distributors — 0.3%
Genuine Parts Co. .................. 5,832 737,573
Diversified Consumer Services — 0.6%
(a)
Bright Horizons Family Solutions, Inc. ..... 3,176 467,221
Terminix Global Holdings, Inc. .......... 15,798 753,723
1,220,944
Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B
(a)
...... 2,053 570,570
Voya Financial, Inc. ................. 32,444 1,995,306
2,565,876
Diversified Telecommunication Services — 0.0%
AT&T, Inc. ........................ 805 23,168
Electric Utilities — 1.5%
Eversource Energy ................. 12,545 1,006,611
NextEra Energy, Inc. ................ 7,935 581,477
OGE Energy Corp. .................. 38,891 1,308,682
Pinnacle West Capital Corp. ........... 363 29,755
Portland General Electric Co. ........... 427 19,676
Xcel Energy, Inc. ................... 3,431 226,034
3,172,235
Electrical Equipment — 0.0%
Rockwell Automation, Inc. ............. 250 71,505
Electronic Equipment, Instruments & Components — 0.5%
Flex Ltd.
(a)
........................ 59,001 1,054,348
Energy Equipment & Services — 0.7%
ChampionX Corp.
(a)
................. 6,292 161,390
Schlumberger NV .................. 43,681 1,398,229
1,559,619
Entertainment — 2.1%
(a)
Live Nation Entertainment, Inc. .......... 5,966 522,562
Roku, Inc. ........................ 1,317 604,832
Spotify Technology SA ............... 3,709 1,022,164
Walt Disney Co. (The) ............... 10,548 1,854,022
Zynga, Inc., Class A ................. 54,556 579,930
4,583,510
Equity Real Estate Investment Trusts (REITs) — 1.9%
Brixmor Property Group, Inc. ........... 2,127 48,687
Equinix , Inc. ...................... 2,108 1,691,881
Prologis, Inc. ...................... 19,881 2,376,376
4,116,944

BlackRock Advantage Large Cap Core Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Food & Staples Retailing — 1.6%
Costco Wholesale Corp. .............. 8,745 $ 3,460,134
Food Products — 1.3%
Bunge Ltd. ....................... 2,711 211,865
Conagra Brands, Inc. ................ 18,047 656,550
Hershey Co. (The) .................. 5,696 992,129
Kellogg Co. ....................... 6,376 410,168
McCormick & Co., Inc. (Non-Voting) ...... 6,910 610,291
2,881,003
Gas Utilities — 0.4%
Atmos Energy Corp. ................. 6,251 600,784
UGI Corp. ........................ 6,334 293,327
894,111
Health Care Equipment & Supplies — 3.6%
Align Technology, Inc.
(a)
............... 2,067 1,262,937
Danaher Corp. .................... 4,359 1,169,781
DexCom , Inc.
(a)
.................... 5,299 2,262,673
Envista Holdings Corp.
(a)
.............. 5,210 225,124
Hill-Rom Holdings, Inc. ............... 2,568 291,699
IDEXX Laboratories, Inc.
(a)
............. 4,197 2,650,616
Insulet Corp.
(a)
..................... 84 23,059
7,885,889
Health Care Providers & Services — 1.9%
AmerisourceBergen Corp. ............. 5,820 666,332
Anthem, Inc. ...................... 2,619 999,934
Cigna Corp. ...................... 738 174,958
Henry Schein, Inc.
(a)
................. 1,007 74,709
McKesson Corp. ................... 6,523 1,247,458
UnitedHealth Group, Inc. .............. 2,620 1,049,153
4,212,544
Health Care Technology — 0.2%
Cerner Corp. ...................... 3,857 301,463
Teladoc Health, Inc.
(a)
................ 186 30,930
332,393
Hotels, Restaurants & Leisure — 2.3%
Aramark ......................... 7,544 281,014
Chipotle Mexican Grill, Inc.
(a)
........... 395 612,384
International Game Technology plc
(a)
...... 14,985 359,041
Marriott Vacations Worldwide Corp.
(a)
..... 751 119,634
McDonald's Corp. .................. 1,720 397,303
MGM Resorts International ............ 2,023 86,281
Rush Street Interactive, Inc.
(a)
.......... 4,240 51,982
Shake Shack, Inc., Class A
(a)
........... 6,474 692,848
Six Flags Entertainment Corp.
(a)
......... 20,613 892,131
Wyndham Hotels & Resorts, Inc.
(b)
....... 7,196 520,199
Wynn Resorts Ltd.
(a)
................. 8,128 994,054
5,006,871
Household Durables — 0.1%
iRobot Corp.
(a)
..................... 1,966 183,605
Household Products — 1.0%
Colgate-Palmolive Co. ............... 26,490 2,154,961
Procter & Gamble Co. (The) ........... 278 37,511
2,192,472
Independent Power and Renewable Electricity Producers — 0.2%
Brookfield Renewable Corp. ........... 4,739 198,754
Sunnova Energy International, Inc.
(a)
...... 8,176 307,908
506,662
Security
Shares
Shares Value
Industrial Conglomerates — 1.2%
Honeywell International, Inc. ........... 8,848 $ 1,940,809
Roper Technologies, Inc. .............. 1,320 620,664
2,561,473
Insurance — 2.8%
Athene Holding Ltd., Class A
(a)
.......... 607 40,973
Marsh & McLennan Cos., Inc. .......... 9,623 1,353,764
MetLife, Inc. ...................... 43,626 2,611,016
Progressive Corp. (The) .............. 8,688 853,248
Travelers Cos., Inc. (The) ............. 6,758 1,011,740
Trupanion , Inc.
(a)
................... 552 63,535
Willis Towers Watson plc .............. 691 158,944
6,093,220
Interactive Media & Services — 6.4%
(a)
Alphabet, Inc., Class A ............... 2,563 6,258,308
Alphabet, Inc., Class C ............... 1,486 3,724,391
Facebook, Inc., Class A .............. 9,383 3,262,563
Twitter, Inc. ....................... 9,451 650,324
13,895,586
Internet & Direct Marketing Retail — 2.8%
(a)
Amazon.com, Inc. .................. 1,769 6,085,643
MercadoLibre , Inc. .................. 61 95,025
6,180,668
IT Services — 5.6%
Accenture plc, Class A ............... 8,416 2,480,953
Automatic Data Processing, Inc. ......... 5,342 1,061,028
Fidelity National Information Services, Inc. .. 4,752 673,216
Fiserv, Inc.
(a)
...................... 5,868 627,231
Mastercard , Inc., Class A .............. 5,174 1,888,976
PayPal Holdings, Inc.
(a)
............... 8,659 2,523,925
Twilio , Inc., Class A
(a)
................ 684 269,605
Visa, Inc., Class A .................. 11,804 2,760,011
12,284,945
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc. ............. 7,244 1,070,736
Bio-Rad Laboratories, Inc., Class A
(a)
...... 42 27,060
Bruker Corp. ...................... 6,449 489,995
PPD, Inc.
(a)
....................... 916 42,218
1,630,009
Machinery — 2.1%
Caterpillar, Inc. .................... 1,945 423,290
Deere & Co. ...................... 5,309 1,872,537
Oshkosh Corp. .................... 4,416 550,410
Otis Worldwide Corp. ................ 18,645 1,524,602
Xylem, Inc. ....................... 1,306 156,668
4,527,507
Media — 1.2%
Cardlytics, Inc.
(a)
................... 435 55,215
Comcast Corp., Class A .............. 16,605 946,817
Discovery, Inc., Class A
(a)
............. 17,991 551,964
Discovery, Inc., Class C
(a)
............. 1,784 51,700
Fox Corp., Class A .................. 1,033 38,355
Liberty Media Corp.-Liberty SiriusXM , Class A
(a)
442 20,588
Sirius XM Holdings, Inc.
(b)
............. 117,091 765,775
TEGNA, Inc. ...................... 5,439 102,036
2,532,450
Metals & Mining — 0.3%
Reliance Steel & Aluminum Co. ......... 4,848 731,563
Multiline Retail — 1.2%
Target Corp. ...................... 11,199 2,707,246

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Multi-Utilities — 1.1%
Ameren Corp. ..................... 423 $ 33,857
Consolidated Edison, Inc. ............. 27,536 1,974,882
DTE Energy Co. ................... 2,922 378,691
2,387,430
Oil, Gas & Consumable Fuels — 2.7%
Antero Midstream Corp. .............. 13,265 137,823
Chesapeake Energy Corp.
(b)
........... 4,753 246,776
Chevron Corp. ..................... 9,612 1,006,761
Devon Energy Corp. ................. 1,602 46,762
EOG Resources, Inc. ................ 5,996 500,306
EQT Corp.
(a)
...................... 2,522 56,140
Hess Corp. ....................... 12,242 1,068,972
Kinder Morgan, Inc. ................. 33,871 617,468
Phillips 66 ........................ 22,344 1,917,562
Valero Energy Corp. ................. 3,214 250,949
5,849,519
Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A .... 1,243 395,373
Herbalife Nutrition Ltd.
(a)
.............. 10,763 567,533
962,906
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co. .............. 23,567 1,574,747
Johnson & Johnson ................. 28,347 4,669,885
Pfizer, Inc. ....................... 12,635 494,786
6,739,418
Professional Services — 0.2%
IHS Markit Ltd. .................... 2,115 238,276
Robert Half International, Inc. ........... 2,125 189,061
427,337
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A
(a)
........... 13,611 1,166,871
Road & Rail — 0.9%
Landstar System, Inc. ................ 822 129,892
Ryder System, Inc. .................. 19,369 1,439,698
Schneider National, Inc., Class B ........ 21,185 461,198
2,030,788
Semiconductors & Semiconductor Equipment — 4.6%
Advanced Micro Devices, Inc.
(a)
......... 8,850 831,280
Applied Materials, Inc. ............... 8,509 1,211,681
Intel Corp. ....................... 47,877 2,687,815
Lam Research Corp. ................ 261 169,833
NVIDIA Corp. ..................... 1,727 1,381,773
QUALCOMM, Inc. .................. 22,703 3,244,940
Silicon Laboratories, Inc.
(a)
............. 1,347 206,428
Xilinx, Inc. ........................ 1,310 189,478
9,923,228
Software — 10.6%
ACI Worldwide, Inc.
(a)
................ 2 74
Adobe, Inc.
(a)
...................... 6,608 3,869,909
Alteryx , Inc., Class A
(a)
............... 3,103 266,920
Appian Corp.
(a)
.................... 379 52,207
Cadence Design Systems, Inc.
(a)
........ 2,839 388,432
HubSpot , Inc.
(a)
.................... 1,473 858,347
Intuit, Inc. ........................ 6,381 3,127,775
LivePerson , Inc.
(a)
.................. 243 15,368
Security
Shares
Shares Value
Software (continued)
Microsoft Corp. .................... 30,657 $ 8,304,981
PagerDuty , Inc.
(a)
................... 4,441 189,098
PTC, Inc.
(a)
....................... 4,920 694,999
salesforce.com, Inc.
(a)
................ 911 222,530
ServiceNow , Inc.
(a)
.................. 1,579 867,740
Splunk , Inc.
(a)
..................... 7,969 1,152,158
UiPath , Inc., Class A
(a)(b)
.............. 2,599 176,550
VMware, Inc., Class A
(a)
.............. 7,160 1,145,385
Workday, Inc., Class A
(a)
.............. 6,504 1,552,765
Zendesk , Inc.
(a)
.................... 895 129,184
23,014,422
Specialty Retail — 1.3%
Home Depot, Inc. (The) .............. 4,975 1,586,478
Lithia Motors, Inc., Class A ............ 491 168,727
Lowe's Cos., Inc. ................... 4,490 870,925
TJX Cos., Inc. (The) ................. 2,823 190,327
2,816,457
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc. ....................... 83,908 11,492,040
Dell Technologies, Inc., Class C
(a)
........ 15,163 1,511,296
Hewlett Packard Enterprise Co. ......... 139,556 2,034,726
HP, Inc. ......................... 10,411 314,308
NetApp, Inc. ...................... 951 77,811
15,430,181
Textiles, Apparel & Luxury Goods — 0.5%
Levi Strauss & Co., Class A ............ 12,255 339,708
NIKE, Inc., Class B ................. 4,122 636,808
Ralph Lauren Corp. ................. 401 47,242
1,023,758
Thrifts & Mortgage Finance — 0.3%
New York Community Bancorp, Inc. ...... 64,380 709,468
Trading Companies & Distributors — 0.4%
SiteOne Landscape Supply, Inc.
(a)
........ 2,742 464,111
WW Grainger, Inc. .................. 710 310,980
775,091
Wireless Telecommunication Services — 0.2%
United States Cellular Corp.
(a)
.......... 12,220 443,708
Total Common Stocks — 99.1%
(Cost: $174,885,690) ............................. 216,068,140
Total Long-Term Investments — 99.1%
(Cost: $174,885,690) ............................. 216,068,140
Short-Term Securities — 1.7%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% ................... 2,027,162 2,027,162
SL Liquidity Series, LLC, Money Market Series,
0.13%
(e)
....................... 1,644,694 1,645,187
Total Short-Term Securities — 1.7%
(Cost: $3,672,349) .............................. 3,672,349
Total Investments — 100.8%
(Cost: $178,558,039 ) ............................. 219,740,489
Liabilities in Excess of Other Assets — (0.8)% ............ (1,693,593)
Net Assets — 100.0% .............................. $ 218,046,896
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.

BlackRock Advantage Large Cap Core Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2021
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/21
Shares
Held at
06/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 5,514,524 $ — $ (3,487,362) $ — $ — $ 2,027,162 2,027,162 $ 458 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 1,958,228 — (313,026) (15) — 1,645,187 1,644,694 17,240
(b)
—
$ (15) $ — $ 3,672,349 $ 17,698 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Advantage Large Cap Core Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 10 09/17/21 $ 2,144 $ 21,766
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 21,766 $ — $ — $ — $ 21,766
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ 885,790 $ — $ — $ — $ 885,790
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — (125,798) — — — (125,798)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 4,444,440

BlackRock Advantage Large Cap Core Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ 216,068,140 $ — $ — $ 216,068,140
Short-Term Securities ....................................... 2,027,162 — — 2,027,162
$ 218,095,302 $ — $ — $ 218,095,302
Investments valued at NAV
(a)
...................................... 1,645,187
$ —
$ 219,740,489
$ —
Derivative Financial Instruments
(b)
Assets:
Equity contracts ........................................... $ 21,766 $ — $ — $ 21,766
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 1.7%
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE4, Class A2A, (LIBOR USD 1
Month + 0.26%), 0.35%, 05/25/37
(a)
..... USD 46 $ 10,792
Ajax Mortgage Loan Trust
(b)
:
Series 2018-D, Class A, 3.75%, 08/25/58
(a)(c)
129 129,485
Series 2018-E, Class A, 4.38%, 06/25/58
(a)
82 82,680
Series 2018-G, Class A, 4.38%, 06/25/57
(a)(c)
138 138,228
Series 2018-G, Class B, 5.25%, 06/25/57
(a)(c)
100 75,500
Series 2018-G, Class C, 5.25%, 06/25/57
(c)
99 97,650
Series 2019-A, Class A, 3.75%, 08/25/57
(a)
127 128,712
Series 2019-B, Class A, 3.75%, 01/25/59
(a)
223 225,723
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (LIBOR USD 3 Month + 1.08%), 1.27%,
10/21/28
(a)(b)
..................... 246 241,681
Anchorage Capital CLO 5-R Ltd.
(a)(b)
:
Series 2014-5RA, Class B, (LIBOR USD 3
Month + 1.45%), 1.63%, 01/15/30 .... 250 248,497
Series 2014-5RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.03%, 01/15/30 .... 250 248,502
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 1.26%,
04/15/31
(a)(b)
..................... 500 500,025
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (LIBOR USD 1 Month + 0.24%),
0.33%, 05/25/35
(a)
................. 66 61,079
Avery Point V CLO Ltd., Series 2014-5A, Class
AR, (LIBOR USD 3 Month + 0.98%), 1.17%,
07/17/26
(a)(b)
..................... 18 17,918
Barings CLO Ltd., Series 2018-3A, Class A1,
(LIBOR USD 3 Month + 0.95%), 1.14%,
07/20/29
(a)(b)
..................... 250 249,915
BCMSC Trust
(a)
:
Series 2000-A, Class A2, 7.58%, 06/15/30 . 53 12,461
Series 2000-A, Class A3, 7.83%, 06/15/30 . 49 11,953
Series 2000-A, Class A4, 8.29%, 06/15/30 . 35 9,109
BDS Ltd., Series 2019-FL3, Class A, (LIBOR
USD 1 Month + 1.40%), 1.48%, 12/15/35
(a)(b)
62 61,743
Bear Stearns Asset-Backed Securities I Trust
(a)
:
Series 2004-HE7, Class M2, (LIBOR USD 1
Month + 1.73%), 1.82%, 08/25/34 .... 2 1,809
Series 2006-HE7, Class 1A2, (LIBOR USD 1
Month + 0.17%), 0.26%, 09/25/36 .... 98 96,290
Series 2007-HE1, Class 21A2, (LIBOR USD
1 Month + 0.16%), 0.25%, 01/25/37 ... 30 29,526
Series 2007-HE2, Class 22A, (LIBOR USD 1
Month + 0.14%), 0.23%, 03/25/37 .... 16 15,500
Series 2007-HE2, Class 23A, (LIBOR USD 1
Month + 0.14%), 0.23%, 03/25/37 .... 34 32,021
Series 2007-HE3, Class 1A3, (LIBOR USD 1
Month + 0.25%), 0.34%, 04/25/37 .... 67 78,414
Benefit Street Partners CLO VI Ltd., Series
2015-VIA, Class A1R, (LIBOR USD 3 Month
+ 1.24%), 1.43%, 10/18/29
(a)(b)
......... 250 250,046
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
:
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 0.97%), 1.16%, 04/17/31 .... 249 248,596
Series 2015-3A, Class A2R, (LIBOR USD 3
Month + 1.60%), 1.78%, 07/28/28 .... 250 249,999
Carlyle US CLO Ltd., Series 2017-4A, Class
A1, (LIBOR USD 3 Month + 1.18%), 1.36%,
01/15/30
(a)(b)
..................... 250 250,182
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (LIBOR USD 1 Month +
0.16%), 0.25%, 10/25/36
(a)
........... 53 51,120
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Cedar Funding VIII CLO Ltd., Series 2017-8A,
Class A1, (LIBOR USD 3 Month + 1.25%),
1.44%, 10/17/30
(a)(b)
................ USD 250 $ 250,123
CIFC Funding Ltd.
(a)(b)
:
Series 2013-1A, Class A2R, (LIBOR USD 3
Month + 1.75%), 1.93%, 07/16/30 .... 250 250,017
Series 2014-4RA, Class A1A, (LIBOR USD 3
Month + 1.13%), 1.32%, 10/17/30 .... 250 249,949
Citigroup Mortgage Loan Trust
(a)
:
Series 2007-AHL2, Class A3B, (LIBOR USD
1 Month + 0.20%), 0.29%, 05/25/37 ... 168 134,351
Series 2007-AHL2, Class A3C, (LIBOR USD
1 Month + 0.27%), 0.36%, 05/25/37 ... 76 61,466
Conseco Finance Corp.:
Series 1998-8, Class A1, 6.28%, 09/01/30 . 10 10,539
Series 1998-8, Class M1, 6.98%, 09/01/30
(a)
55 51,926
Series 2001-D, Class B1, (LIBOR USD 1
Month + 2.50%), 2.57%, 11/15/32
(a)
... 62 56,910
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29
(a)
31 9,546
Series 2000-4, Class A6, 8.31%, 05/01/32
(a)
42 12,780
Series 2000-5, Class A6, 7.96%, 05/01/31 . 38 15,499
Countrywide Asset-Backed Certificates:
Series 2006-8, Class 2A3, (LIBOR USD 1
Month + 0.16%), 0.25%, 12/25/35
(a)
... 15 14,932
Series 2006-S3, Class A4, 7.02%,
01/25/29
(d)
.................... 4 5,388
Series 2006-SPS1, Class A, (LIBOR USD 1
Month + 0.22%), 0.31%, 12/25/25
(a)
... 1 1,022
Credit Suisse First Boston Mortgage Securities
Corp., Series 2001-MH29, Class B1, 8.10%,
09/25/31
(a)
...................... 26 27,047
Credit-Based Asset Servicing & Securitization
LLC, Series 2006-MH1, Class B1, 6.25%,
10/25/36
(b)(d)
..................... 100 102,780
CWABS Asset-Backed Certificates Trust, Series
2005-17, Class 1AF4, 6.05%, 05/25/36
(d)
.. 23 22,895
CWHEQ Home Equity Loan Trust, Series 2006-
S5, Class A5, 6.16%, 06/25/35 ......... 6 7,388
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(b)
:
Series 2006-RES, Class 4Q1B, (LIBOR USD
1 Month + 0.30%), 0.37%, 12/15/33 ... 17 15,106
Series 2006-RES, Class 5B1A, (LIBOR USD
1 Month + 0.19%), 0.26%, 05/15/35 ... 49 47,508
CWHEQ Revolving Home Equity Loan Trust
(a)
:
Series 2005-B, Class 2A, (LIBOR USD 1
Month + 0.18%), 0.25%, 05/15/35 .... 8 7,730
Series 2006-H, Class 1A, (LIBOR USD 1
Month + 0.15%), 0.22%, 11/15/36 .... 16 14,321
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (LIBOR USD 3 Month + 1.12%), 1.30%,
01/15/31
(a)(b)
..................... 280 280,004
First Franklin Mortgage Loan Trust, Series
2006-FFH1, Class M2, (LIBOR USD 1
Month + 0.60%), 0.69%, 01/25/36
(a)
..... 40 35,262
GSAMP Trust
(a)
:
Series 2007-H1, Class A1B, (LIBOR USD 1
Month + 0.20%), 0.29%, 01/25/47 .... 25 16,021
Series 2007-HS1, Class M6, (LIBOR USD 1
Month + 2.25%), 2.34%, 02/25/47 .... 25 26,959
Halcyon Loan Advisors Funding Ltd., Series
2015-2A, Class AR, (LIBOR USD 3 Month +
1.08%), 1.26%, 07/25/27
(a)(b)
.......... 49 49,212

BlackRock Balanced Capital Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Home Equity Asset Trust, Series 2007-1, Class
2A3, (LIBOR USD 1 Month + 0.30%), 0.39%,
05/25/37
(a)
...................... USD 38 $ 34,373
Home Equity Mortgage Trust, Series 2006-2,
Class 1A1, 5.87%, 07/25/36
(d)
......... 130 24,316
Home Loan Mortgage Loan Trust, Series 2005-
1, Class A3, (LIBOR USD 1 Month + 0.72%),
0.79%, 04/15/36
(a)
................. 28 26,496
ICG US CLO Ltd., Series 2015-1A, Class A1R,
(LIBOR USD 3 Month + 1.14%), 1.33%,
10/19/28
(a)(b)
..................... 238 238,052
IXIS Real Estate Capital Trust, Series 2007-
HE1, Class A4, (LIBOR USD 1 Month +
0.23%), 0.32%, 05/25/37
(a)
........... 658 231,369
Lehman ABS Manufactured Housing Contract
Trust:
Series 2001-B, Class M1, 6.63%, 04/15/40
(a)
82 86,741
Series 2002-A, Class C, 0.00%, 06/15/33 . 5 4,820
Litigation Fee Residual Funding LLC, Series
2015-1,  4.00%, 10/30/27
(c)
........... 30 29,665
Long Beach Mortgage Loan Trust
(a)
:
Series 2006-5, Class 2A3, (LIBOR USD 1
Month + 0.30%), 0.39%, 06/25/36 .... 24 14,799
Series 2006-7, Class 2A3, (LIBOR USD 1
Month + 0.16%), 0.25%, 08/25/36 .... 15 8,040
Madison Park Funding XVIII Ltd., Series 2015-
18A, Class A1R, (LIBOR USD 3 Month +
1.19%), 1.38%, 10/21/30
(a)(b)
.......... 250 250,050
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-2, Class A2C, (LIBOR
USD 1 Month + 0.24%), 0.33%, 05/25/37
(a)
21 16,320
Morgan Stanley ABS Capital I, Inc. Trust, Series
2005-HE1, Class A2MZ, (LIBOR USD 1
Month + 0.60%), 0.69%, 12/25/34
(a)
..... 78 73,899
Oakwood Mortgage Investors, Inc., Series
2001-D, Class A4, 6.93%, 09/15/31
(a)
.... 10 7,802
OCP CLO Ltd., Series 2016-12A, Class A1R,
(LIBOR USD 3 Month + 1.12%), 1.31%,
10/18/28
(a)(b)
..................... 81 80,857
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (LIBOR USD 3 Month
+ 1.02%), 1.21%, 07/17/30
(a)(b)
......... 305 304,176
OHA Loan Funding Ltd., Series 2013-2A, Class
AR, (LIBOR USD 3 Month + 1.04%), 1.19%,
05/23/31
(a)(b)
..................... 285 284,268
Option One Mortgage Loan Trust:
Series 2007-CP1, Class 2A3, (LIBOR USD 1
Month + 0.21%), 0.30%, 03/25/37
(a)
... 40 32,336
Series 2007-FXD1, Class 1A1, 5.87%,
01/25/37
(d)
.................... 33 33,479
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(d)
.................... 39 39,348
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(d)
.................... 46 46,541
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (LIBOR USD 1
Month + 1.20%), 1.27%, 10/15/37
(a)(b)(c)
... 20 19,803
Ownit Mortgage Loan Trust, Series 2006-2,
Class A2C, 6.50%, 01/25/37
(d)
......... 30 29,002
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, (LIBOR USD 3 Month + 1.25%),
1.43%, 10/22/30
(a)(b)
................ 486 485,678
OZLM XXI Ltd., Series 2017-21A, Class B,
(LIBOR USD 3 Month + 1.90%), 2.09%,
01/20/31
(a)(b)
..................... 250 250,146
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Parallel Ltd., Series 2015-1A, Class AR, (LIBOR
USD 3 Month + 0.85%), 1.04%, 07/20/27
(a)(b)
USD 65 $ 64,969
Scholar Funding Trust, Series 2013-A, Class
A, (LIBOR USD 1 Month + 0.65%), 0.74%,
01/30/45
(a)(b)
..................... 163 162,699
SG Mortgage Securities Trust, Series 2006-
FRE2, Class A2C, (LIBOR USD 1 Month +
0.32%), 0.41%, 07/25/36
(a)
........... 16 4,895
Silver Creek CLO Ltd., Series 2014-1A, Class
AR, (LIBOR USD 3 Month + 1.24%), 1.43%,
07/20/30
(a)(b)
..................... 250 250,112
SLM Private Credit Student Loan Trust, Series
2004-B, Class A3, (LIBOR USD 3 Month +
0.33%), 0.45%, 03/15/24
(a)
........... 48 48,011
Structured Asset Investment Loan Trust, Series
2004-8, Class M4, (LIBOR USD 1 Month +
1.50%), 1.59%, 09/25/34
(a)
........... 5 4,637
Structured Asset Securities Corp. Mortgage
Pass-Through Certificates, Series 2004-
23XS, Class 2A1, (LIBOR USD 1 Month +
0.45%), 0.39%, 01/25/35
(a)
........... 1 1,324
Symphony CLO XVII Ltd., Series 2016-17A,
Class AR, (LIBOR USD 3 Month + 0.88%),
1.06%, 04/15/28
(a)(b)
................ 214 213,703
Wachovia Asset Securitization Issuance II LLC
Trust, Series 2007-HE2A, Class A, (LIBOR
USD 1 Month + 0.13%), 0.22%, 07/25/37
(a)(b)
40 37,489
Total Asset-Backed Securities — 1.7%
(Cost: $9,148,876) ............................... 9,072,052
Shares
Shares
Common Stocks — 59.9%
Aerospace & Defense — 0.4%
Lockheed Martin Corp. ................ 4,895 1,852,023
Mercury Systems, Inc.
(e)
............... 4,737 313,968
Northrop Grumman Corp. .............. 255 92,675
2,258,666
Air Freight & Logistics — 0.9%
CH Robinson Worldwide, Inc. ........... 11,219 1,050,884
Expeditors International of Washington, Inc.
(f)
. 29,326 3,712,671
4,763,555
Airlines — 0.1%
(e)
Delta Air Lines, Inc. .................. 5,884 254,542
Southwest Airlines Co. ................ 3,851 204,450
458,992
Auto Components — 0.7%
BorgWarner, Inc.
(f)
................... 74,906 3,635,937
Automobiles — 0.7%
Tesla, Inc.
(e)
........................ 5,670 3,853,899
Banks — 1.2%
Bank of Hawaii Corp. ................. 2,881 242,638
Citigroup, Inc. ...................... 10,356 732,687
JPMorgan Chase & Co. ............... 11,031 1,715,761
Pinnacle Financial Partners, Inc. .......... 2,376 209,777
Signature Bank ..................... 3,835 942,068
Truist Financial Corp. ................. 19,652 1,090,686
Wells Fargo & Co. ................... 30,135 1,364,814
Wintrust Financial Corp. ............... 1,652 124,941
6,423,372

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Beverages — 0.6%
Molson Coors Beverage Co., Class B
(e)
..... 4,984 $ 267,591
PepsiCo, Inc. ...................... 20,328 3,012,000
3,279,591
Biotechnology — 1.5%
AbbVie, Inc. ....................... 5,292 596,091
Alexion Pharmaceuticals, Inc.
(e)
.......... 346 63,563
Amgen, Inc. ....................... 4,885 1,190,719
BioMarin Pharmaceutical, Inc.
(e)
.......... 5,395 450,159
Gilead Sciences, Inc. ................. 62,531 4,305,885
Vertex Pharmaceuticals, Inc.
(e)
........... 6,391 1,288,617
7,895,034
Building Products — 1.0%
Allegion plc ........................ 7,257 1,010,900
Carrier Global Corp. .................. 23,072 1,121,299
Owens Corning ..................... 1,561 152,822
Trane Technologies plc ................ 16,730 3,080,662
5,365,683
Capital Markets — 1.8%
Ameriprise Financial, Inc. .............. 449 111,747
Bank of New York Mellon Corp. (The) ...... 7,546 386,582
Charles Schwab Corp. (The) ............ 25,461 1,853,815
CME Group, Inc. .................... 4,792 1,019,162
Invesco Ltd. ....................... 11,683 312,287
Moody's Corp. ...................... 3,627 1,314,316
Morgan Stanley ..................... 49,591 4,546,999
Stifel Financial Corp. ................. 2,141 138,865
9,683,773
Chemicals — 0.8%
Ecolab, Inc. ....................... 6,789 1,398,330
PPG Industries, Inc. .................. 16,765 2,846,194
4,244,524
Commercial Services & Supplies — 0.5%
Cintas Corp. ....................... 103 39,346
Copart , Inc.
(e)
...................... 11,505 1,516,704
IAA, Inc.
(e)
......................... 21,317 1,162,629
2,718,679
Construction & Engineering — 0.3%
EMCOR Group, Inc. .................. 9,998 1,231,654
Quanta Services, Inc. ................. 2,514 227,693
1,459,347
Construction Materials — 0.0%
Vulcan Materials Co. ................. 450 78,332
Consumer Finance — 1.1%
Ally Financial, Inc. ................... 58,253 2,903,330
American Express Co. ................ 17,362 2,868,723
5,772,053
Containers & Packaging — 0.2%
Crown Holdings, Inc. ................. 12,967 1,325,357
Distributors — 0.2%
Genuine Parts Co. ................... 9,374 1,185,530
Diversified Consumer Services — 0.3%
(e)
Bright Horizons Family Solutions, Inc. ...... 4,793 705,098
Terminix Global Holdings, Inc. ........... 22,878 1,091,510
1,796,608
Security
Shares
Shares Value
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B
(e)
....... 3,029 $ 841,820
Voya Financial, Inc. .................. 46,847 2,881,090
3,722,910
Diversified Telecommunication Services — 0.0%
AT&T, Inc. ......................... 4,315 124,186
Electric Utilities — 0.8%
Eversource Energy .................. 19,956 1,601,269
NextEra Energy, Inc. ................. 9,566 700,997
OGE Energy Corp. ................... 57,498 1,934,808
Pinnacle West Capital Corp. ............ 644 52,789
Portland General Electric Co. ............ 892 41,103
Xcel Energy, Inc. .................... 3,114 205,150
4,536,116
Electrical Equipment — 0.0%
Rockwell Automation, Inc. .............. 635 181,623
Electronic Equipment, Instruments & Components — 0.3%
Flex Ltd.
(e)
......................... 83,609 1,494,093
Energy Equipment & Services — 0.4%
ChampionX Corp.
(e)
.................. 7,099 182,089
Schlumberger NV ................... 65,777 2,105,522
2,287,611
Entertainment — 1.3%
(e)
Live Nation Entertainment, Inc. ........... 9,254 810,558
Roku, Inc. ......................... 1,971 905,182
Spotify Technology SA ................ 5,450 1,501,966
Walt Disney Co. (The) ................ 16,155 2,839,564
Zynga, Inc., Class A .................. 80,170 852,207
6,909,477
Equity Real Estate Investment Trusts (REITs) — 1.2%
Brixmor Property Group, Inc. ............ 7,826 179,137
Equinix , Inc. ....................... 3,292 2,642,159
Prologis, Inc. ....................... 31,062 3,712,841
6,534,137
Food & Staples Retailing — 0.9%
Costco Wholesale Corp. ............... 12,999 5,143,314
Food Products — 0.8%
Bunge Ltd. ........................ 3,836 299,783
Conagra Brands, Inc. ................. 23,282 846,999
Hershey Co. (The) ................... 8,578 1,494,116
Kellogg Co. ........................ 11,772 757,293
McCormick & Co., Inc. (Non-Voting) ....... 10,609 936,987
4,335,178
Gas Utilities — 0.3%
Atmos Energy Corp. .................. 8,897 855,091
UGI Corp. ......................... 12,240 566,834
1,421,925
Health Care Equipment & Supplies — 2.2%
Align Technology, Inc.
(e)
................ 2,932 1,791,452
Danaher Corp. ..................... 6,773 1,817,602
DexCom , Inc.
(e)
..................... 8,056 3,439,912
Envista Holdings Corp.
(e)
............... 6,943 300,007
Hill-Rom Holdings, Inc. ................ 3,904 443,456
IDEXX Laboratories, Inc.
(e)
.............. 6,287 3,970,555
11,762,984
Health Care Providers & Services — 1.2%
AmerisourceBergen Corp. .............. 9,366 1,072,313
Anthem, Inc. ....................... 3,784 1,444,731
Cigna Corp. ....................... 1,374 325,734

BlackRock Balanced Capital Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Henry Schein, Inc.
(e)
.................. 531 $ 39,395
McKesson Corp. .................... 9,658 1,846,996
UnitedHealth Group, Inc. ............... 3,940 1,577,734
6,306,903
Health Care Technology — 0.1%
Cerner Corp. ....................... 6,011 469,820
Teladoc Health, Inc.
(e)
................. 568 94,453
564,273
Hotels, Restaurants & Leisure — 1.4%
Aramark .......................... 7,030 261,868
Chipotle Mexican Grill, Inc.
(e)
............ 539 835,633
International Game Technology plc
(e)
....... 23,337 559,155
Marriott Vacations Worldwide Corp.
(e)
...... 896 142,733
McDonald's Corp. ................... 2,458 567,773
MGM Resorts International ............. 3,645 155,459
Rush Street Interactive, Inc.
(e)
........... 6,833 83,773
Shake Shack, Inc., Class A
(e)
............ 10,615 1,136,017
Six Flags Entertainment Corp.
(e)
.......... 30,298 1,311,297
Wendy's Co. (The) ................... 3,590 84,078
Wyndham Hotels & Resorts, Inc.
(f)
......... 10,674 771,624
Wynn Resorts Ltd.
(e)(f)
................. 12,568 1,537,066
7,446,476
Household Durables — 0.0%
iRobot Corp.
(e)
...................... 2,848 265,975
Household Products — 0.6%
Colgate-Palmolive Co. ................ 38,534 3,134,741
Procter & Gamble Co. (The) ............ 472 63,687
3,198,428
Independent Power and Renewable Electricity Producers — 0.1%
Brookfield Renewable Corp. ............ 4,062 170,360
Sunnova Energy International, Inc.
(e)
....... 12,362 465,553
635,913
Industrial Conglomerates — 0.7%
Honeywell International, Inc. ............ 13,289 2,914,942
Roper Technologies, Inc. ............... 1,894 890,559
3,805,501
Insurance — 1.7%
Athene Holding Ltd., Class A
(e)
........... 902 60,885
Marsh & McLennan Cos., Inc. ........... 14,401 2,025,933
MetLife, Inc. ....................... 65,200 3,902,220
Progressive Corp. (The) ............... 14,025 1,377,395
Travelers Cos., Inc. (The) .............. 10,270 1,537,522
Trupanion , Inc.
(e)
.................... 1,207 138,926
Willis Towers Watson plc ............... 1,027 236,230
9,279,111
Interactive Media & Services — 3.9%
(e)
Alphabet, Inc., Class A ................ 3,895 9,510,772
Alphabet, Inc., Class C ................ 2,226 5,579,068
Facebook, Inc., Class A ............... 13,852 4,816,479
Twitter, Inc. ........................ 14,343 986,942
20,893,261
Internet & Direct Marketing Retail — 1.7%
(e)
Amazon.com, Inc. ................... 2,684 9,233,389
Etsy, Inc. ......................... 194 39,933
MercadoLibre , Inc. ................... 69 107,488
9,380,810
IT Services — 3.4%
Accenture plc, Class A ................ 13,004 3,833,449
Automatic Data Processing, Inc. .......... 7,650 1,519,443
Security
Shares
Shares Value
IT Services (continued)
Fidelity National Information Services, Inc. ... 6,394 $ 905,838
Fiserv, Inc.
(e)
....................... 7,965 851,379
Mastercard , Inc., Class A ............... 7,319 2,672,094
Okta , Inc.
(e)
........................ 127 31,074
PayPal Holdings, Inc.
(e)
................ 13,426 3,913,411
Twilio , Inc., Class A
(e)
................. 987 389,036
Visa, Inc., Class A ................... 17,837 4,170,647
18,286,371
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc. .............. 12,273 1,814,072
Bruker Corp. ....................... 9,359 711,097
PPD, Inc.
(e)
........................ 2,159 99,508
2,624,677
Machinery — 1.3%
Caterpillar, Inc. ..................... 2,831 616,111
Deere & Co. ....................... 7,622 2,688,356
Oshkosh Corp.
(f)
.................... 7,641 952,374
Otis Worldwide Corp. ................. 28,364 2,319,324
Xylem, Inc. ........................ 2,949 353,762
6,929,927
Media — 0.7%
Cardlytics, Inc.
(e)
.................... 461 58,515
Comcast Corp., Class A ............... 25,733 1,467,296
Discovery, Inc., Class A
(e)
.............. 27,110 831,735
Discovery, Inc., Class C
(e)
.............. 2,666 77,260
Fox Corp., Class A ................... 1,882 69,879
Liberty Media Corp.-Liberty SiriusXM , Class A
(e)
683 31,814
Sirius XM Holdings, Inc.
(f)
.............. 161,676 1,057,361
TEGNA, Inc. ....................... 8,280 155,333
3,749,193
Metals & Mining — 0.2%
Reliance Steel & Aluminum Co. .......... 7,469 1,127,072
Multiline Retail — 0.7%
Target Corp. ....................... 16,446 3,975,656
Multi-Utilities — 0.7%
Ameren Corp. ...................... 1,420 113,657
Consolidated Edison, Inc. .............. 41,385 2,968,132
DTE Energy Co. .................... 6,302 816,739
3,898,528
Oil, Gas & Consumable Fuels — 1.6%
Antero Midstream Corp. ............... 20,429 212,257
Chesapeake Energy Corp.
(f)
............. 6,596 342,464
Chevron Corp. ...................... 15,012 1,572,357
Continental Resources, Inc. ............. 2,005 76,250
EOG Resources, Inc. ................. 9,878 824,220
EQT Corp.
(e)
....................... 2,781 61,905
Hess Corp. ........................ 18,155 1,585,295
Kinder Morgan, Inc. .................. 45,384 827,350
Phillips 66 ......................... 31,984 2,744,867
Valero Energy Corp. .................. 5,069 395,788
8,642,753
Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A ..... 1,699 540,418
Herbalife Nutrition Ltd.
(e)
............... 16,632 877,005
1,417,423
Pharmaceuticals — 1.9%
Bristol-Myers Squibb Co. ............... 36,539 2,441,536
Johnson & Johnson .................. 42,163 6,945,932

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Pharmaceuticals (continued)
Pfizer, Inc. ........................ 18,911 $ 740,555
10,128,023
Professional Services — 0.1%
IHS Markit Ltd. ..................... 3,149 354,766
Robert Half International, Inc. ............ 2,971 264,330
619,096
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A
(e)
............ 16,729 1,434,177
Road & Rail — 0.6%
Landstar System, Inc. ................. 1,944 307,191
Ryder System, Inc. ................... 28,841 2,143,751
Schneider National, Inc., Class B ......... 29,245 636,664
3,087,606
Semiconductors & Semiconductor Equipment — 2.8%
Advanced Micro Devices, Inc.
(e)
.......... 13,080 1,228,604
Applied Materials, Inc. ................ 12,230 1,741,552
Intel Corp. ........................ 71,658 4,022,880
Lam Research Corp. ................. 517 336,412
NVIDIA Corp. ...................... 2,581 2,065,058
QUALCOMM, Inc. ................... 34,699 4,959,528
Silicon Laboratories, Inc.
(e)
.............. 2,474 379,141
Xilinx, Inc. ......................... 1,788 258,616
14,991,791
Software — 6.4%
Adobe, Inc.
(e)
....................... 9,838 5,761,526
Alteryx , Inc., Class A
(e)
................ 4,608 396,380
Appian Corp.
(e)
..................... 640 88,160
Cadence Design Systems, Inc.
(e)
......... 5,167 706,949
HubSpot , Inc.
(e)
..................... 2,209 1,287,228
Intuit, Inc. ......................... 9,505 4,659,066
LivePerson , Inc.
(e)
................... 332 20,996
Microsoft Corp. ..................... 45,717 12,384,735
PagerDuty , Inc.
(e)
.................... 5,445 231,848
PTC, Inc.
(e)
........................ 7,695 1,086,996
salesforce.com, Inc.
(e)
................. 1,707 416,969
ServiceNow , Inc.
(e)
................... 2,696 1,481,587
Splunk , Inc.
(e)
...................... 12,065 1,744,358
UiPath , Inc., Class A
(e)(f)
................ 3,879 263,500
VMware, Inc., Class A
(e)
............... 11,073 1,771,348
Workday, Inc., Class A
(e)
............... 9,193 2,194,737
Zendesk , Inc.
(e)
..................... 1,108 159,929
34,656,312
Specialty Retail — 0.8%
Home Depot, Inc. (The) ............... 8,022 2,558,135
Lithia Motors, Inc., Class A ............. 609 209,277
Lowe's Cos., Inc. .................... 6,572 1,274,771
TJX Cos., Inc. (The) .................. 2,966 199,968
4,242,151
Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc. ........................ 124,941 17,111,920
Dell Technologies, Inc., Class C
(e)
......... 20,336 2,026,889
Hewlett Packard Enterprise Co. .......... 209,433 3,053,533
HP, Inc. .......................... 19,111 576,961
NetApp, Inc. ....................... 2,799 229,014
22,998,317
Textiles, Apparel & Luxury Goods — 0.3%
Levi Strauss & Co., Class A ............. 16,639 461,233
NIKE, Inc., Class B .................. 6,717 1,037,710
Ralph Lauren Corp. .................. 451 53,132
1,552,075
Security
Shares
Shares Value
Thrifts & Mortgage Finance — 0.2%
Essent Group Ltd. ................... 2,556 $ 114,892
New York Community Bancorp, Inc. ....... 91,890 1,012,628
Radian Group, Inc. ................... 1,977 43,988
1,171,508
Tobacco — 0.0%
British American Tobacco plc, ADR ........ 1 39
Trading Companies & Distributors — 0.2%
SiteOne Landscape Supply, Inc.
(e)
......... 4,203 711,400
WW Grainger, Inc. ................... 844 369,672
1,081,072
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.
(e)
........... 17,210 624,895
Total Common Stocks — 59.9%
(Cost: $264,255,465) .............................. 323,667,799
Par (000)
Par (000)
Corporate Bonds — 12.7%
Aerospace & Defense — 0.7%
BAE Systems Holdings, Inc., 3.85%, 12/15/25
(b)
USD 24 26,506
BAE Systems plc, 3.40%, 04/15/30
(b)
...... 200 217,381
Boeing Co. (The):
4.88%, 05/01/25 .................. 80 89,637
5.81%, 05/01/50 .................. 60 80,798
5.93%, 05/01/60 .................. 66 91,137
Embraer Netherlands Finance BV, 5.40%,
02/01/27 ...................... 9 9,557
Embraer Overseas Ltd., 5.70%, 09/16/23 ... 14 14,910
General Dynamics Corp.:
1.15%, 06/01/26 .................. 19 19,070
3.63%, 04/01/30 .................. 149 168,318
Huntington Ingalls Industries, Inc.:
3.84%, 05/01/25 .................. 49 53,396
4.20%, 05/01/30 .................. 76 86,801
L3Harris Technologies, Inc.:
3.85%, 12/15/26 .................. 55 61,686
4.40%, 06/15/28 .................. 220 255,388
2.90%, 12/15/29 .................. 90 95,317
1.80%, 01/15/31 .................. 106 102,788
Leidos, Inc., 4.38%, 05/15/30 .......... 154 174,872
Lockheed Martin Corp.:
4.07%, 12/15/42 .................. 112 135,986
3.80%, 03/01/45 .................. 58 67,487
Northrop Grumman Corp.:
3.25%, 01/15/28 .................. 189 206,435
4.03%, 10/15/47 .................. 36 42,951
5.25%, 05/01/50 .................. 79 110,953
Raytheon Technologies Corp.:
3.15%, 12/15/24 .................. 35 37,560
3.50%, 03/15/27 .................. 455 501,865
7.20%, 08/15/27 .................. 20 25,946
7.00%, 11/01/28 .................. 89 117,034
4.13%, 11/16/28 .................. 133 153,024
2.25%, 07/01/30 .................. 60 60,973
4.50%, 06/01/42 .................. 5 6,225
4.20%, 12/15/44 .................. 20 22,448
Textron, Inc.:
3.65%, 03/15/27 .................. 35 38,772
3.90%, 09/17/29 .................. 87 97,347
TransDigm , Inc.
(b)
:
8.00%, 12/15/25 .................. 88 95,084

BlackRock Balanced Capital Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
6.25%, 03/15/26 .................. USD 217 $ 228,935
3,496,587
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.25%, 05/15/30 .................. 105 122,252
2.40%, 05/15/31 .................. 169 171,995
3.90%, 02/01/35 .................. 27 30,947
United Parcel Service, Inc.:
3.40%, 03/15/29 .................. 70 78,630
4.45%, 04/01/30 .................. 137 165,812
6.20%, 01/15/38 .................. 15 22,164
3.63%, 10/01/42 .................. 77 88,732
XPO Logistics, Inc.
(b)
:
6.13%, 09/01/23 .................. 8 8,060
6.75%, 08/15/24 .................. 25 25,968
714,560
Airlines — 0.2%
Air Canada Pass-Through Trust, Series 2017-1,
Class AA, 3.30%, 01/15/30
(b)
......... 17 17,644
American Airlines Pass-Through Trust:
Series 2015-2, Class B, 4.40%, 09/22/23 . 78 76,071
Series 2016-1, Class B, 5.25%, 01/15/24 . 48 47,212
Series 2017-1, Class B, 4.95%, 02/15/25 . 18 17,960
Series 2015-2, Class AA, 3.60%, 09/22/27 13 13,420
Series 2016-1, Class AA, 3.58%, 01/15/28 31 32,001
Series 2019-1, Class B, 3.85%, 02/15/28 . 68 64,811
Series 2016-2, Class AA, 3.20%, 06/15/28 28 28,886
Series 2016-3, Class AA, 3.00%, 10/15/28 44 44,513
Series 2017-1, Class AA, 3.65%, 02/15/29 21 21,558
Series 2019-1, Class AA, 3.15%, 02/15/32 66 68,190
Avianca Holdings SA, (LIBOR USD 3 Month +
12.00%), 12.15%, (12.15% Cash or 12.00%
PIK), 11/10/21
(a)(g)
................ 8 8,110
Delta Air Lines Pass-Through Trust, Series
2019-1, Class AA, 3.20%, 04/25/24 ..... 150 158,582
Gol Finance SA, 7.00%, 01/31/25
(b)
....... 37 35,409
Turkish Airlines Pass-Through Trust, Series
2015-1, Class A, 4.20%, 03/15/27
(b)
..... 42 39,176
United Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.75%, 04/11/22 . 9 8,806
Series 2014-2, Class B, 4.63%, 09/03/22 . 5 5,510
Series 2016-2, Class B, 3.65%, 10/07/25 . 4 4,200
Series 2020-1, Class B, 4.88%, 01/15/26 . 39 41,164
Series 2020-1, Class A, 5.88%, 10/15/27 . 214 237,585
Series 2015-1, Class AA, 3.45%, 12/01/27 12 12,814
Series 2019-2, Class B, 3.50%, 05/01/28 . 39 39,021
Series 2016-1, Class AA, 3.10%, 07/07/28 4 4,156
Series 2016-2, Class AA, 2.88%, 10/07/28 24 24,956
Series 2018-1, Class AA, 3.50%, 03/01/30 9 9,240
Series 2019-2, Class AA, 2.70%, 05/01/32 40 40,456
1,101,451
Auto Components — 0.0%
American Axle & Manufacturing, Inc., 6.25%,
04/01/25 ...................... 16 16,527
Magna International, Inc., 2.45%, 06/15/30 .. 40 40,875
57,402
Automobiles — 0.2%
BMW US Capital LLC, 2.55%, 04/01/31
(b)
... 85 88,022
Daimler Finance North America LLC, 2.55%,
08/15/22
(b)
..................... 210 214,920
General Motors Co., 6.13%, 10/01/25 ..... 49 58,006
Hyundai Capital America, 3.95%, 02/01/22
(b)
. 94 95,858
Security
Par (000)
Par (000) Value
Automobiles (continued)
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(b)
... USD 400 $ 451,616
908,422
Banks — 2.0%
Banco Santander SA, 2.71%, 06/27/24 ..... 200 210,453
Bank of America Corp.:
(LIBOR USD 3 Month + 0.79%), 3.00%,
12/20/23
(a)
.................... 31 32,127
4.20%, 08/26/24 .................. 65 71,255
(SOFR + 0.74%), 0.81%, 10/24/24
(a)
.... 50 50,208
4.00%, 01/22/25 .................. 91 99,869
Series L, 3.95%, 04/21/25 ........... 79 86,698
7.25%, 10/15/25 .................. 75 92,315
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25
(a)
.................... 537 561,753
(LIBOR USD 3 Month + 0.81%), 3.37%,
01/23/26
(a)
.................... 68 73,317
4.45%, 03/03/26 .................. 21 23,852
(SOFR + 1.15%), 1.32%, 06/19/26
(a)
.... 186 186,407
(SOFR + 1.01%), 1.20%, 10/24/26
(a)
.... 131 129,745
(SOFR + 0.96%), 1.73%, 07/22/27
(a)
.... 390 393,000
(LIBOR USD 3 Month + 1.58%), 3.82%,
01/20/28
(a)
.................... 148 164,225
(LIBOR USD 3 Month + 1.51%), 3.71%,
04/24/28
(a)
.................... 89 98,415
(LIBOR USD 3 Month + 1.37%), 3.59%,
07/21/28
(a)
.................... 39 42,937
(LIBOR USD 3 Month + 1.04%), 3.42%,
12/20/28
(a)
.................... 197 214,555
(LIBOR USD 3 Month + 1.07%), 3.97%,
03/05/29
(a)
.................... 119 134,142
(SOFR + 1.06%), 2.09%, 06/14/29
(a)
.... 255 257,063
(LIBOR USD 3 Month + 1.31%), 4.27%,
07/23/29
(a)
.................... 145 166,574
(LIBOR USD 3 Month + 1.21%), 3.97%,
02/07/30
(a)
.................... 107 121,336
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30
(a)
.................... 97 104,426
(LIBOR USD 3 Month + 1.19%), 2.88%,
10/22/30
(a)
.................... 58 61,097
(SOFR + 1.53%), 1.90%, 07/23/31
(a)
.... 55 53,474
(SOFR + 1.93%), 2.68%, 06/19/41
(a)
.... 133 129,076
(SOFR + 1.58%), 3.31%, 04/22/42
(a)
.... 68 71,951
Barclays plc, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year + 1.20%),
2.67%, 03/10/32
(a)
................ 200 201,089
BBVA Bancomer SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.31%), 5.87%, 09/13/34
(a)
........... 200 218,787
BNP Paribas SA, (LIBOR USD 3 Month +
1.11%), 2.82%, 11/19/25
(a)(b)
.......... 200 210,428
Citigroup, Inc.:
4.40%, 06/10/25 .................. 94 104,981
(SOFR + 0.77%), 1.46%, 06/09/27
(a)
.... 25 24,892
(LIBOR USD 3 Month + 1.39%), 3.67%,
07/24/28
(a)
.................... 391 431,226
(LIBOR USD 3 Month + 1.19%), 4.07%,
04/23/29
(a)
.................... 121 137,232
(SOFR + 1.42%), 2.98%, 11/05/30
(a)
..... 483 511,585
Citizens Financial Group, Inc., 3.25%, 04/30/30 41 44,422
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 09/15/22 ................. 280 291,363
Danske Bank A/S:
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(a)(b)
.............. 200 201,003

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
5.38%, 01/12/24 .................. USD 200 $ 221,771
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
....... 200 197,690
HSBC Holdings plc
(a)
:
(LIBOR USD 3 Month + 1.53%), 4.58%,
06/19/29 ..................... 200 231,152
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%),
4.70%
(h)
...................... 200 207,500
ING Groep NV, 4.10%, 10/02/23 ......... 210 226,468
JPMorgan Chase & Co.:
(SOFR + 0.60%), 0.65%, 09/16/24
(a)
.... 100 100,058
(LIBOR USD 3 Month + 1.00%), 4.02%,
12/05/24
(a)
.................... 274 295,736
(SOFR + 1.59%), 2.00%, 03/13/26
(a)
.... 227 234,355
2.95%, 10/01/26 .................. 106 114,064
(LIBOR USD 3 Month + 1.25%), 3.96%,
01/29/27
(a)
.................... 120 133,633
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
.................... 127 141,027
(LIBOR USD 3 Month + 1.38%), 3.54%,
05/01/28
(a)
.................... 431 473,869
(SOFR + 1.89%), 2.18%, 06/01/28
(a)
.... 6 6,144
(LIBOR USD 3 Month + 1.12%), 4.01%,
04/23/29
(a)
.................... 153 172,972
(LIBOR USD 3 Month + 1.33%), 4.45%,
12/05/29
(a)
.................... 13 15,202
(SOFR + 1.46%), 3.16%, 04/22/42
(a)
.... 155 161,344
(LIBOR USD 3 Month + 1.58%), 4.26%,
02/22/48
(a)
.................... 145 175,991
(LIBOR USD 3 Month + 1.38%), 3.96%,
11/15/48
(a)
.................... 24 28,164
(LIBOR USD 3 Month + 1.22%), 3.90%,
01/23/49
(a)
.................... 26 30,215
(SOFR + 1.58%), 3.33%, 04/22/52
(a)
.... 5 5,339
Mitsubishi UFJ Financial Group, Inc., 1.41%,
07/17/25 ...................... 200 201,910
Mizuho Financial Group, Inc., (SOFR + 1.53%),
1.98%, 09/08/31
(a)
................ 202 197,599
Santander UK Group Holdings plc, (SOFR +
0.79%), 1.09%, 03/15/25
(a)
........... 237 237,758
Sumitomo Mitsui Financial Group, Inc., 3.78%,
03/09/26 ...................... 116 129,066
Washington Mutual Escrow Bonds
(c)(e)( i )
:
0.00%, 11/06/09 .................. 100 —
0.00%, 09/29/17 .................. 400 —
Wells Fargo & Co.:
3.00%, 04/22/26 .................. 18 19,355
(LIBOR USD 3 Month + 1.31%), 3.58%,
05/22/28
(a)
.................... 158 174,067
(SOFR + 1.43%), 2.88%, 10/30/30
(a)
.... 71 75,187
(SOFR + 4.03%), 4.48%, 04/04/31
(a)
.... 63 74,465
(SOFR + 2.53%), 3.07%, 04/30/41
(a)
.... 248 254,369
10,543,748
Beverages — 0.3%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 . 331 406,251
Anheuser-Busch InBev Worldwide, Inc.:
4.00%, 04/13/28 .................. 343 390,545
3.50%, 06/01/30 .................. 396 440,505
Coca-Cola Co. (The):
2.50%, 06/01/40 .................. 100 99,054
2.75%, 06/01/60 .................. 21 20,503
Keurig Dr Pepper, Inc., 3.20%, 05/01/30 .... 103 111,335
PepsiCo, Inc., 3.45%, 10/06/46 ......... 25 28,116
1,496,309
Security
Par (000)
Par (000) Value
Biotechnology — 0.3%
AbbVie, Inc.:
2.60%, 11/21/24 .................. USD 277 $ 292,082
3.80%, 03/15/25 .................. 74 80,945
3.20%, 05/14/26 .................. 305 330,702
4.55%, 03/15/35 .................. 52 63,113
4.50%, 05/14/35 .................. 161 193,924
4.40%, 11/06/42 .................. 21 25,499
4.85%, 06/15/44 .................. 7 8,901
4.88%, 11/14/48 .................. 25 32,203
4.25%, 11/21/49 .................. 88 105,469
Amgen, Inc.:
2.45%, 02/21/30 .................. 87 89,681
4.40%, 05/01/45 .................. 133 161,481
Biogen, Inc.:
2.25%, 05/01/30 .................. 108 108,294
3.15%, 05/01/50 .................. 58 56,962
Gilead Sciences, Inc.:
4.75%, 03/01/46 .................. 145 183,882
4.15%, 03/01/47 .................. 37 43,567
1,776,705
Building Products — 0.0%
Carrier Global Corp., 2.24%, 02/15/25 ..... 132 137,250
Masonite International Corp., 5.38%, 02/01/28
(b)
15 15,895
Owens Corning, 3.88%, 06/01/30 ........ 12 13,391
Standard Industries, Inc.
(b)
:
5.00%, 02/15/27 .................. 15 15,534
4.75%, 01/15/28 .................. 7 7,327
189,397
Capital Markets — 0.9%
Bank of New York Mellon Corp. (The), (LIBOR
USD 3 Month + 1.07%), 3.44%, 02/07/28
(a)
. 66 72,680
Charles Schwab Corp. (The), 3.20%, 03/02/27 24 26,188
Deutsche Bank AG:
(SOFR + 1.13%), 1.45%, 04/01/25
(a)
.... 269 270,617
1.69%, 03/19/26 .................. 300 302,846
E*TRADE Financial Corp., 3.80%, 08/24/27 .. 62 68,857
Goldman Sachs Group, Inc. (The):
3.50%, 01/23/25 .................. 271 293,004
3.50%, 04/01/25 .................. 916 993,766
3.75%, 05/22/25 .................. 159 173,937
3.50%, 11/16/26 .................. 27 29,360
(SOFR + 0.80%), 1.43%, 03/09/27
(a)
.... 175 174,507
(LIBOR USD 3 Month + 1.51%), 3.69%,
06/05/28
(a)
.................... 206 227,446
Intercontinental Exchange, Inc.:
3.75%, 09/21/28 .................. 50 56,268
2.10%, 06/15/30 .................. 113 111,984
Moody's Corp., 3.25%, 01/15/28 ......... 69 75,618
Morgan Stanley:
(SOFR + 1.15%), 2.72%, 07/22/25
(a)
.... 57 59,951
3.13%, 07/27/26 .................. 4 4,334
3.63%, 01/20/27 .................. 281 311,579
(SOFR + 0.88%), 1.59%, 05/04/27
(a)
.... 201 202,422
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
.................... 35 38,771
(LIBOR USD 3 Month + 1.14%), 3.77%,
01/24/29
(a)
.................... 407 456,787
(LIBOR USD 3 Month + 1.63%), 4.43%,
01/23/30
(a)
.................... 357 418,008
(SOFR + 1.14%), 2.70%, 01/22/31
(a)
.... 355 371,615
(SOFR + 1.49%), 3.22%, 04/22/42
(a)
.... 15 15,901
Northern Trust Corp., 3.15%, 05/03/29 ..... 30 32,975
State Street Corp., 2.40%, 01/24/30 ...... 38 39,573

BlackRock Balanced Capital Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Capital Markets (continued)
UBS Group AG, (USD Swap Semi 5 Year +
4.34%), 7.00%
(a)(b)(h)
............... USD 200 $ 220,250
5,049,244
Chemicals — 0.2%
Dow Chemical Co. (The):
4.55%, 11/30/25 .................. 4 4,554
2.10%, 11/15/30 .................. 39 38,515
3.60%, 11/15/50 .................. 65 70,232
DuPont de Nemours, Inc., 4.49%, 11/15/25 .. 148 168,299
Ecolab, Inc., 4.80%, 03/24/30 .......... 71 86,860
LYB International Finance III LLC, 4.20%,
05/01/50 ...................... 67 77,091
MEGlobal Canada ULC, 5.00%, 05/18/25
(b)
.. 200 224,250
Sherwin-Williams Co. (The):
4.20%, 01/15/22 .................. 115 116,238
2.30%, 05/15/30 .................. 98 99,136
885,175
Commercial Services & Supplies — 0.1%
Aramark Services, Inc., 5.00%, 02/01/28
(b)
... 31 32,463
Clean Harbors, Inc., 4.88%, 07/15/27
(b)
..... 16 16,760
KAR Auction Services, Inc., 5.13%, 06/01/25
(b)
29 29,760
Nielsen Co. Luxembourg SARL (The), 5.00%,
02/01/25
(b)
..................... 11 11,316
RELX Capital, Inc.:
3.50%, 03/16/23 .................. 115 120,581
4.00%, 03/18/29 .................. 108 122,669
3.00%, 05/22/30 .................. 143 152,783
Republic Services, Inc.:
2.90%, 07/01/26 .................. 42 44,979
3.95%, 05/15/28 .................. 47 53,467
2.30%, 03/01/30 .................. 20 20,310
Waste Management, Inc.:
1.15%, 03/15/28 .................. 133 128,862
2.00%, 06/01/29 .................. 19 19,202
2.95%, 06/01/41 .................. 24 24,725
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 16 16,516
794,393
Communications Equipment — 0.1%
Motorola Solutions, Inc.:
4.60%, 05/23/29 .................. 162 188,881
2.75%, 05/24/31 .................. 130 132,690
5.50%, 09/01/44 .................. 65 84,663
406,234
Construction & Engineering — 0.0%
Mexico City Airport Trust, 5.50%, 07/31/47 .. 200 201,750
Consumer Finance — 0.2%
AerCap Ireland Capital DAC, 4.45%, 04/03/26 150 164,732
Capital One Financial Corp., 3.90%, 01/29/24 43 46,406
General Motors Financial Co., Inc.:
3.55%, 07/08/22 .................. 163 168,238
5.20%, 03/20/23 .................. 278 299,346
3.70%, 05/09/23 .................. 16 16,797
1.70%, 08/18/23 .................. 69 70,424
5.10%, 01/17/24 .................. 34 37,431
3.50%, 11/07/24 .................. 21 22,540
2.75%, 06/20/25 .................. 166 174,780
2.70%, 06/10/31 .................. 11 11,039
Navient Corp.:
6.50%, 06/15/22 .................. 27 28,153
7.25%, 09/25/23 .................. 16 17,660
5.88%, 10/25/24 .................. 16 17,260
6.75%, 06/25/25 .................. 16 17,715
6.75%, 06/15/26 .................. 16 17,860
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Synchrony Financial:
4.50%, 07/23/25 .................. USD 2 $ 2,237
3.70%, 08/04/26 .................. 22 24,021
Toyota Motor Credit Corp., 2.15%, 02/13/30 .. 65 66,621
1,203,260
Containers & Packaging — 0.0%
Ball Corp.:
5.25%, 07/01/25 .................. 7 7,901
4.88%, 03/15/26 .................. 7 7,797
International Paper Co., 6.00%, 11/15/41 ... 41 58,265
Owens-Brockway Glass Container, Inc., 5.88%,
08/15/23
(b)
..................... 21 22,646
96,609
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 4.00%, 01/15/28 .............. 24 24,593
Performance Food Group, Inc., 5.50%,
10/15/27 ...................... 30 31,529
56,122
Diversified Financial Services — 0.1%
Banco Votorantim SA, 4.00%, 09/24/22
(b)
... 200 206,225
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 .............. 200 239,696
Shell International Finance BV:
2.38%, 11/07/29 .................. 250 259,481
2.75%, 04/06/30 .................. 37 39,440
4.38%, 05/11/45 .................. 16 19,619
764,461
Diversified Telecommunication Services — 0.5%
AT&T, Inc.:
4.35%, 03/01/29 .................. 173 200,309
4.30%, 02/15/30 .................. 147 169,906
2.75%, 06/01/31 .................. 110 114,344
2.55%, 12/01/33
(b)
................. 127 125,811
5.38%, 10/15/41 .................. 34 41,919
5.15%, 03/15/42 .................. 16 20,057
4.90%, 06/15/42
(d)
................. 20 24,132
4.50%, 03/09/48 .................. 118 139,164
3.50%, 09/15/53
(b)
................. 60 60,280
5.70%, 03/01/57 .................. 47 65,904
3.80%, 12/01/57
(b)
................. 95 98,979
3.65%, 09/15/59
(b)
................. 102 103,438
CCO Holdings LLC
(b)
:
5.75%, 02/15/26 .................. 24 24,805
5.50%, 05/01/26 .................. 26 26,881
5.13%, 05/01/27 .................. 76 79,716
5.00%, 02/01/28 .................. 81 84,949
5.38%, 06/01/29 .................. 36 39,352
4.75%, 03/01/30 .................. 40 42,300
Level 3 Financing, Inc.:
5.25%, 03/15/26 .................. 16 16,488
4.63%, 09/15/27
(b)
................. 6 6,228
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK),
07/27/25
(g)
..................... 13 13,333
Verizon Communications, Inc.:
4.13%, 03/16/27 .................. 96 109,329
2.10%, 03/22/28 .................. 53 54,109
4.33%, 09/21/28 .................. 115 133,807
3.15%, 03/22/30 .................. 53 57,228
1.50%, 09/18/30 .................. 209 199,696
1.68%, 10/30/30 .................. 86 82,117
1.75%, 01/20/31 .................. 167 160,042
2.55%, 03/21/31 .................. 27 27,597
4.27%, 01/15/36 .................. 28 33,315

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
2.65%, 11/20/40 .................. USD 347 $ 333,924
4.86%, 08/21/46 .................. 45 58,221
3.70%, 03/22/61 .................. 105 112,461
2,860,141
Electric Utilities — 0.9%
AEP Texas, Inc.:
3.95%, 06/01/28 .................. 81 91,248
Series H, 3.45%, 01/15/50 ........... 26 26,877
3.45%, 05/15/51 .................. 59 60,963
AEP Transmission Co. LLC:
3.15%, 09/15/49 .................. 67 69,784
Series M, 3.65%, 04/01/50 ........... 88 99,527
Alabama Power Co.:
4.15%, 08/15/44 .................. 10 11,988
3.45%, 10/01/49 .................. 32 34,732
3.13%, 07/15/51 .................. 40 40,991
Baltimore Gas & Electric Co.:
2.25%, 06/15/31 .................. 18 18,171
3.50%, 08/15/46 .................. 50 55,197
3.75%, 08/15/47 .................. 30 34,366
3.20%, 09/15/49 .................. 51 53,353
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 04/01/31 .......... 30 30,757
3.95%, 03/01/48 .................. 20 23,882
Series AF, 3.35%, 04/01/51 .......... 38 41,643
Commonwealth Edison Co., Series 130, 3.13%,
03/15/51 ...................... 64 66,807
DTE Electric Co.:
Series A, 4.05%, 05/15/48 ........... 75 91,186
3.95%, 03/01/49 .................. 25 30,221
Duke Energy Carolinas LLC:
3.95%, 11/15/28 .................. 12 13,746
2.45%, 02/01/30 .................. 12 12,396
2.55%, 04/15/31 .................. 35 36,337
3.88%, 03/15/46 .................. 25 28,834
3.95%, 03/15/48 .................. 66 77,536
Duke Energy Corp., 4.80%, 12/15/45 ...... 5 6,109
Duke Energy Florida LLC:
3.80%, 07/15/28 .................. 15 16,998
2.50%, 12/01/29 .................. 309 323,806
3.40%, 10/01/46 .................. 25 27,200
Duke Energy Ohio, Inc., 3.65%, 02/01/29 ... 38 42,317
Duke Energy Progress LLC, 3.45%, 03/15/29 . 70 77,540
Edison International, 3.13%, 11/15/22 ..... 1 1,030
Entergy Arkansas LLC, 3.35%, 06/15/52 .... 22 23,490
Entergy Louisiana LLC:
2.35%, 06/15/32 .................. 15 15,177
4.20%, 09/01/48 .................. 59 71,621
Exelon Corp.:
5.10%, 06/15/45 .................. 10 13,064
4.70%, 04/15/50 .................. 32 40,420
FirstEnergy Corp.:
Series B, 4.40%, 07/15/27
(d)
.......... 42 45,675
2.65%, 03/01/30 .................. 77 76,690
Series B, 2.25%, 09/01/30 ........... 11 10,547
Series C, 5.35%, 07/15/47
(d)
.......... 34 40,800
Series C, 3.40%, 03/01/50 ........... 38 37,145
FirstEnergy Transmission LLC
(b)
:
4.35%, 01/15/25 .................. 175 191,996
4.55%, 04/01/49 .................. 155 181,794
Florida Power & Light Co.:
4.05%, 10/01/44 .................. 17 20,708
3.95%, 03/01/48 .................. 93 112,966
3.15%, 10/01/49 .................. 99 107,580
Genneia SA, 8.75%, 01/20/22 .......... 27 26,136
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
MidAmerican Energy Co.:
3.65%, 04/15/29 .................. USD 121 $ 136,820
4.25%, 07/15/49 .................. 58 72,902
3.15%, 04/15/50 .................. 30 32,042
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28
(b)
................ 14 15,755
NextEra Energy Capital Holdings, Inc., 1.90%,
06/15/28 ...................... 27 27,290
Northern States Power Co.:
2.25%, 04/01/31 .................. 40 41,163
2.90%, 03/01/50 .................. 50 51,004
2.60%, 06/01/51 .................. 24 22,796
NRG Energy, Inc.:
7.25%, 05/15/26 .................. 21 21,769
6.63%, 01/15/27 .................. 29 30,021
2.45%, 12/02/27
(b)
................. 104 104,669
5.75%, 01/15/28 .................. 22 23,430
4.45%, 06/15/29
(b)
................. 66 72,849
5.25%, 06/15/29
(b)
................. 21 22,339
Ohio Power Co.:
Series Q, 1.63%, 01/15/31 ........... 35 33,548
4.00%, 06/01/49 .................. 29 34,081
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/28 .................. 32 36,185
5.30%, 06/01/42 .................. 6 8,271
3.80%, 06/01/49 .................. 98 116,457
PECO Energy Co.:
3.90%, 03/01/48 .................. 18 21,517
3.05%, 03/15/51 .................. 61 63,721
Public Service Electric & Gas Co.:
3.65%, 09/01/28 .................. 80 89,864
2.05%, 08/01/50 .................. 31 26,730
Southern California Edison Co.:
1.85%, 02/01/22 .................. 12 12,149
Series E, 3.70%, 08/01/25 ........... 26 28,319
Series 20C, 1.20%, 02/01/26 ......... 60 59,556
Series A, 4.20%, 03/01/29 ........... 33 37,218
2.25%, 06/01/30 .................. 103 101,273
Southwestern Public Service Co., Series 8,
3.15%, 05/01/50 ................. 78 81,480
Tampa Electric Co.:
4.30%, 06/15/48 .................. 19 23,361
4.45%, 06/15/49 .................. 44 55,599
Trans-Allegheny Interstate Line Co., 3.85%,
06/01/25
(b)
..................... 190 205,395
Virginia Electric & Power Co.:
Series B, 6.00%, 01/15/36 ........... 14 19,368
Series A, 6.00%, 05/15/37 ........... 28 38,917
4.00%, 01/15/43 .................. 52 61,043
Virginia Electric and Power Co., Series A,
3.50%, 03/15/27 ................. 25 27,679
Vistra Operations Co. LLC
(b)
:
5.50%, 09/01/26 .................. 27 27,844
3.70%, 01/30/27 .................. 40 42,736
5.63%, 02/15/27 .................. 35 36,312
5.00%, 07/31/27 .................. 35 35,932
4.30%, 07/15/29 .................. 128 139,126
4,699,881
Electronic Equipment, Instruments & Components — 0.0%
Corning, Inc., 4.38%, 11/15/57 .......... 22 26,213
Tyco Electronics Group SA, 3.45%, 08/01/24 . 15 16,073
42,286

BlackRock Balanced Capital Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Energy Equipment & Services — 0.0%
Odebrecht Offshore Drilling Finance Ltd.,
1.00%, (1.00% Cash or 7.72% PIK),
12/01/26
(b)(g)
.................... USD —
(j)
$ 105
Entertainment — 0.1%
Activision Blizzard, Inc.:
1.35%, 09/15/30 .................. 67 62,648
2.50%, 09/15/50 .................. 68 61,039
NBCUniversal Media LLC, 4.45%, 01/15/43 .. 54 66,236
Netflix, Inc.:
4.88%, 04/15/28 .................. 10 11,625
6.38%, 05/15/29 .................. 7 8,941
5.38%, 11/15/29
(b)
................. 7 8,502
4.88%, 06/15/30
(b)
................. 7 8,325
Walt Disney Co. (The), 4.70%, 03/23/50 .... 127 169,352
396,668
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.:
5.00%, 02/15/24 .................. 15 16,636
2.40%, 03/15/25 .................. 196 204,789
1.60%, 04/15/26 .................. 26 26,275
3.95%, 03/15/29 .................. 38 42,631
3.80%, 08/15/29 .................. 47 52,368
2.10%, 06/15/30 .................. 53 52,120
Crown Castle International Corp.:
3.70%, 06/15/26 .................. 50 54,983
1.05%, 07/15/26 .................. 28 27,346
3.10%, 11/15/29 .................. 171 181,424
3.30%, 07/01/30 .................. 61 65,349
2.25%, 01/15/31 .................. 28 27,637
5.20%, 02/15/49 .................. 18 23,425
Duke Realty LP:
1.75%, 07/01/30 .................. 23 22,055
1.75%, 02/01/31 .................. 117 112,226
Equinix , Inc.:
1.00%, 09/15/25 .................. 151 149,925
2.50%, 05/15/31 .................. 40 40,681
ESH Hospitality, Inc., 5.25%, 05/01/25
(b)
.... 26 26,484
GLP Capital LP:
3.35%, 09/01/24 .................. 30 31,779
5.38%, 04/15/26 .................. 30 34,530
5.75%, 06/01/28 .................. 36 42,835
4.00%, 01/15/30 .................. 45 48,299
4.00%, 01/15/31 .................. 79 85,121
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 .................. 62 67,143
4.50%, 09/01/26 .................. 18 19,215
5.75%, 02/01/27 .................. 30 33,379
MPT Operating Partnership LP:
5.25%, 08/01/26 .................. 3 3,090
5.00%, 10/15/27 .................. 38 40,284
4.63%, 08/01/29 .................. 7 7,493
National Retail Properties, Inc., 3.50%,
04/15/51 ...................... 52 54,421
Prologis LP, 3.00%, 04/15/50 ........... 19 19,348
Realty Income Corp.:
3.00%, 01/15/27 .................. 5 5,402
3.25%, 01/15/31 .................. 40 43,577
RHP Hotel Properties LP, 4.75%, 10/15/27 .. 26 26,703
Service Properties Trust, 4.35%, 10/01/24 ... 40 40,280
VICI Properties LP
(b)
:
3.50%, 02/15/25 .................. 21 21,415
4.25%, 12/01/26 .................. 9 9,362
3.75%, 02/15/27 .................. 7 7,120
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
4.63%, 12/01/29 .................. USD 7 $ 7,437
4.13%, 08/15/30 .................. 7 7,188
1,781,775
Food & Staples Retailing — 0.1%
Albertsons Cos., Inc.:
3.50%, 02/15/23
(b)
................. 22 22,583
5.75%, 03/15/25 .................. 9 9,202
7.50%, 03/15/26
(b)
................. 37 40,607
4.63%, 01/15/27
(b)
................. 9 9,414
5.88%, 02/15/28
(b)
................. 27 29,090
4.88%, 02/15/30
(b)
................. 7 7,466
Alimentation Couche-Tard, Inc., 3.55%,
07/26/27
(b)
..................... 125 137,379
255,741
Food Products — 0.1%
Darling Ingredients, Inc., 5.25%, 04/15/27
(b)
.. 15 15,750
JBS USA LUX SA
(b)
:
6.75%, 02/15/28 .................. 27 29,531
6.50%, 04/15/29 .................. 40 44,950
5.50%, 01/15/30 .................. 9 10,066
Lamb Weston Holdings, Inc.
(b)
:
4.63%, 11/01/24 .................. 22 22,765
4.88%, 11/01/26 .................. 22 22,743
Mondelez International, Inc., 2.75%, 04/13/30 72 75,840
Pilgrim's Pride Corp., 5.88%, 09/30/27
(b)
.... 49 52,185
Post Holdings, Inc.
(b)
:
5.75%, 03/01/27 .................. 38 39,758
5.63%, 01/15/28 .................. 29 30,740
5.50%, 12/15/29 .................. 22 23,567
367,895
Gas Utilities — 0.1%
Atmos Energy Corp., 4.13%, 03/15/49 ..... 24 28,990
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ...................... 138 132,301
Eastern Energy Gas Holdings LLC, 4.80%,
11/01/43 ...................... 15 17,902
Eastern Gas Transmission & Storage, Inc.,
4.60%, 12/15/44 ................. 12 14,002
ONE Gas, Inc., 2.00%, 05/15/30 ......... 20 19,667
Piedmont Natural Gas Co., Inc.:
2.50%, 03/15/31 .................. 45 45,705
3.64%, 11/01/46 .................. 7 7,529
266,096
Health Care Equipment & Supplies — 0.0%
Boston Scientific Corp., 2.65%, 06/01/30 ... 47 48,612
Teleflex, Inc., 4.63%, 11/15/27 .......... 15 15,978
64,590
Health Care Providers & Services — 0.5%
Aetna, Inc.:
6.63%, 06/15/36 .................. 22 32,053
4.50%, 05/15/42 .................. 22 26,284
Anthem, Inc.:
4.10%, 03/01/28 .................. 53 60,574
4.38%, 12/01/47 .................. 25 30,491
4.55%, 03/01/48 .................. 45 56,242
Centene Corp.:
5.38%, 06/01/26
(b)
................. 39 40,755
5.38%, 08/15/26
(b)
................. 16 16,720
4.25%, 12/15/27 .................. 67 70,601
4.63%, 12/15/29 .................. 21 23,095
Cigna Corp.:
3.25%, 04/15/25 .................. 50 53,905
3.40%, 03/01/27 .................. 130 142,564

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.38%, 10/15/28 .................. USD 200 $ 232,606
CVS Health Corp.:
3.75%, 04/01/30 .................. 475 531,558
5.13%, 07/20/45 .................. 140 182,091
5.05%, 03/25/48 .................. 50 64,944
Encompass Health Corp.:
4.50%, 02/01/28 .................. 16 16,600
4.75%, 02/01/30 .................. 16 17,000
HCA, Inc.:
4.75%, 05/01/23 .................. 70 75,004
5.00%, 03/15/24 .................. 208 229,825
5.38%, 02/01/25 .................. 16 18,048
5.25%, 04/15/25 .................. 324 370,678
5.88%, 02/15/26 .................. 10 11,556
5.25%, 06/15/26 .................. 11 12,733
5.38%, 09/01/26 .................. 7 8,055
5.63%, 09/01/28 .................. 10 11,850
5.88%, 02/01/29 .................. 7 8,453
Humana, Inc.:
4.50%, 04/01/25 .................. 16 17,914
4.88%, 04/01/30 .................. 57 68,768
Molina Healthcare, Inc., 5.38%, 11/15/22
(d)
.. 19 19,879
Select Medical Corp., 6.25%, 08/15/26
(b)
.... 17 18,105
Tenet Healthcare Corp.:
4.63%, 07/15/24 .................. 32 32,471
4.63%, 09/01/24
(b)
................. 17 17,448
4.88%, 01/01/26
(b)
................. 57 59,120
6.25%, 02/01/27
(b)
................. 86 89,763
5.13%, 11/01/27
(b)
................. 10 10,487
UnitedHealth Group, Inc.:
3.50%, 08/15/39 .................. 113 126,288
4.75%, 07/15/45 .................. 30 39,299
4.20%, 01/15/47 .................. 24 29,275
4.25%, 06/15/48 .................. 18 22,317
4.45%, 12/15/48 .................. 21 26,826
3.25%, 05/15/51 .................. 18 19,202
2,941,447
Hotels, Restaurants & Leisure — 0.2%
1011778 BC ULC, 3.88%, 01/15/28
(b)
...... 7 7,087
Caesars Resort Collection LLC, 5.25%,
10/15/25
(b)
..................... 47 47,588
Cedar Fair LP:
5.50%, 05/01/25
(b)
................. 18 18,787
5.38%, 04/15/27 .................. 28 28,840
5.25%, 07/15/29 .................. 28 28,840
Churchill Downs, Inc.
(b)
:
5.50%, 04/01/27 .................. 36 37,514
4.75%, 01/15/28 .................. 18 18,625
Expedia Group, Inc.:
6.25%, 05/01/25
(b)
................. 53 61,653
3.25%, 02/15/30 .................. 156 162,949
Hilton Domestic Operating Co., Inc., 4.88%,
01/15/30 ...................... 7 7,473
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ...................... 19 19,807
Marriott International, Inc., Series FF, 4.63%,
06/15/30 ...................... 21 24,186
Marriott Ownership Resorts, Inc., 6.50%,
09/15/26 ...................... 22 22,852
McDonald's Corp.:
3.60%, 07/01/30 .................. 88 98,954
4.88%, 12/09/45 .................. 108 139,122
MGM Resorts International:
5.75%, 06/15/25 .................. 4 4,411
4.63%, 09/01/26 .................. 3 3,169
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
5.50%, 04/15/27 .................. USD 4 $ 4,390
Scientific Games International, Inc., 5.00%,
10/15/25
(b)
..................... 30 30,975
Starbucks Corp., 2.25%, 03/12/30 ........ 153 154,790
Station Casinos LLC, 5.00%, 10/01/25
(b)
.... 16 16,240
Wynn Las Vegas LLC
(b)
:
5.50%, 03/01/25 .................. 65 69,996
5.25%, 05/15/27 .................. 31 33,297
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(b)
27 28,519
1,070,064
Household Durables — 0.0%
Brookfield Residential Properties, Inc., 6.25%,
09/15/27
(b)
..................... 35 36,968
Century Communities, Inc., 6.75%, 06/01/27 . 16 16,980
Lennar Corp.:
4.13%, 01/15/22 .................. 11 11,110
4.50%, 04/30/24 .................. 16 17,500
4.75%, 05/30/25 .................. 3 3,364
5.25%, 06/01/26 .................. 95 110,256
4.75%, 11/29/27 .................. 7 8,091
Mattamy Group Corp., 5.25%, 12/15/27
(b)
... 3 3,135
PulteGroup, Inc.:
5.50%, 03/01/26 .................. 4 4,670
5.00%, 01/15/27 .................. 4 4,678
Taylor Morrison Communities, Inc., 5.88%,
06/15/27
(b)
..................... 3 3,394
220,146
Household Products — 0.0%
Spectrum Brands, Inc., 5.75%, 07/15/25 .... 21 21,520
Independent Power and Renewable Electricity Producers — 0.0%
Capex SA, 6.88%, 05/15/24
(b)
.......... 13 11,991
Industrial Conglomerates — 0.0%
General Electric Co.:
6.88%, 01/10/39 .................. 12 17,953
4.50%, 03/11/44 .................. 2 2,424
Roper Technologies, Inc., 1.75%, 02/15/31 .. 26 24,985
45,362
Insurance — 0.2%
Ambac Assurance Corp., 5.10%
(b)(h)
....... 5 6,780
Ambac LSNI LLC, (LIBOR USD 3 Month +
5.00%), 6.00%, 02/12/23
(a)(b)
.......... 25 25,086
American International Group, Inc.:
3.40%, 06/30/30 .................. 86 94,308
4.50%, 07/16/44 .................. 81 98,313
4.38%, 01/15/55 .................. 20 24,226
Aon Corp.:
4.50%, 12/15/28 .................. 122 142,650
3.75%, 05/02/29 .................. 74 83,270
2.80%, 05/15/30 .................. 52 54,591
Aon plc, 4.25%, 12/12/42 ............. 9 10,450
Marsh & McLennan Cos., Inc.:
4.38%, 03/15/29 .................. 46 53,919
2.25%, 11/15/30 .................. 171 173,198
Trinity Acquisition plc, 4.40%, 03/15/26 ..... 20 22,602
Willis North America, Inc., 3.60%, 05/15/24 .. 67 71,973
861,366
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.:
1.65%, 05/12/28 .................. 170 171,451
3.88%, 08/22/37 .................. 23 27,427
4.05%, 08/22/47 .................. 30 36,595

BlackRock Balanced Capital Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Internet & Direct Marketing Retail (continued)
eBay, Inc., 1.40%, 05/10/26 ........... USD 127 $ 127,430
362,903
IT Services — 0.3%
Fidelity National Information Services, Inc.:
1.15%, 03/01/26 .................. 109 108,145
1.65%, 03/01/28 .................. 58 57,671
3.10%, 03/01/41 .................. 20 20,488
Fiserv, Inc.:
3.50%, 07/01/29 .................. 301 331,203
2.65%, 06/01/30 .................. 41 42,450
Global Payments, Inc.:
4.80%, 04/01/26 .................. 145 165,780
3.20%, 08/15/29 .................. 115 123,091
International Business Machines Corp.:
3.30%, 05/15/26 .................. 150 165,009
3.50%, 05/15/29 .................. 100 111,910
1.95%, 05/15/30 .................. 137 136,811
5.88%, 11/29/32 .................. 22 30,180
4.00%, 06/20/42 .................. 2 2,356
Mastercard, Inc., 2.95%, 06/01/29 ........ 39 42,571
PayPal Holdings, Inc.:
1.65%, 06/01/25 .................. 48 49,262
2.65%, 10/01/26 .................. 14 15,035
Visa, Inc., 4.15%, 12/14/35 ............ 49 60,240
1,462,202
Leisure Products — 0.0%
Hasbro, Inc., 2.60%, 11/19/22 .......... 130 133,747
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.:
3.05%, 09/22/26 .................. 115 124,015
2.10%, 06/04/30 .................. 97 95,969
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(b)
................ 3 3,101
Thermo Fisher Scientific, Inc., 4.50%, 03/25/30 284 338,164
561,249
Machinery — 0.1%
CNH Industrial Capital LLC, 4.20%, 01/15/24 . 220 238,058
Deere & Co., 3.75%, 04/15/50 .......... 17 20,552
Otis Worldwide Corp., 2.57%, 02/15/30 .... 78 80,781
339,391
Media — 0.5%
AMC Networks, Inc.:
5.00%, 04/01/24 .................. 8 8,102
4.75%, 08/01/25 .................. 22 22,587
Charter Communications Operating LLC:
6.48%, 10/23/45 .................. 197 271,305
5.75%, 04/01/48 .................. 172 218,911
3.85%, 04/01/61 .................. 57 55,945
4.40%, 12/01/61 .................. 61 65,544
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(b)
................ 37 37,933
Comcast Corp.:
2.35%, 01/15/27 .................. 62 65,031
3.15%, 02/15/28 .................. 136 149,250
2.65%, 02/01/30 .................. 204 214,744
3.40%, 04/01/30 .................. 142 156,746
1.95%, 01/15/31 .................. 174 171,533
3.75%, 04/01/40 .................. 74 83,419
3.40%, 07/15/46 .................. 34 36,269
3.97%, 11/01/47 .................. 174 202,577
4.00%, 11/01/49 .................. 91 107,162
Cox Communications, Inc.
(b)
:
3.15%, 08/15/24 .................. 82 87,475
Security
Par (000)
Par (000) Value
Media (continued)
3.60%, 06/15/51 .................. USD 72 $ 75,818
Diamond Sports Group LLC, 5.38%, 08/15/26
(b)
17 11,008
Gray Television, Inc.
(b)
:
5.88%, 07/15/26 .................. 16 16,520
7.00%, 05/15/27 .................. 22 23,788
iHeartCommunications , Inc.:
6.38%, 05/01/26 .................. 22 23,554
5.25%, 08/15/27
(b)
................. 21 21,953
4.75%, 01/15/28
(b)
................. 3 3,086
Interpublic Group of Cos., Inc. (The):
4.20%, 04/15/24 .................. 15 16,313
2.40%, 03/01/31 .................. 32 32,101
Lamar Media Corp., 3.75%, 02/15/28 ...... 4 4,070
Meredith Corp., 6.88%, 02/01/26 ........ 43 44,720
Nexstar Broadcasting, Inc., 5.63%, 07/15/27
(b)
32 33,920
Outfront Media Capital LLC
(b)
:
5.00%, 08/15/27 .................. 37 38,309
4.63%, 03/15/30 .................. 3 3,045
Sirius XM Radio, Inc.
(b)
:
4.63%, 07/15/24 .................. 30 30,792
5.38%, 07/15/26 .................. 18 18,585
5.00%, 08/01/27 .................. 40 41,910
5.50%, 07/01/29 .................. 35 38,140
TEGNA, Inc.:
4.63%, 03/15/28 .................. 7 7,262
5.00%, 09/15/29 .................. 8 8,372
ViacomCBS , Inc.:
4.38%, 03/15/43 .................. 27 31,241
5.85%, 09/01/43 .................. 73 100,018
2,579,058
Metals & Mining — 0.1%
Anglo American Capital plc, 5.63%, 04/01/30
(b)
200 245,806
FMG Resources August 2006 Pty. Ltd., 4.50%,
09/15/27
(b)
..................... 4 4,350
Freeport-McMoRan, Inc.:
5.00%, 09/01/27 .................. 4 4,225
5.25%, 09/01/29 .................. 4 4,415
Glencore Funding LLC
(b)
:
1.63%, 04/27/26 .................. 112 112,381
2.50%, 09/01/30 .................. 67 66,836
2.85%, 04/27/31 .................. 71 72,202
Newmont Corp., 2.25%, 10/01/30 ........ 50 49,863
Steel Dynamics, Inc., 2.80%, 12/15/24 ..... 35 36,941
Vale Overseas Ltd., 3.75%, 07/08/30 ...... 25 26,588
623,607
Multi-Utilities — 0.1%
Ameren Illinois Co.:
3.80%, 05/15/28 .................. 50 56,628
3.25%, 03/15/50 .................. 58 62,696
Consumers Energy Co.:
3.75%, 02/15/50 .................. 130 153,369
3.10%, 08/15/50 .................. 20 21,128
3.50%, 08/01/51 .................. 35 39,652
333,473
Oil, Gas & Consumable Fuels — 0.9%
Boardwalk Pipelines LP, 4.80%, 05/03/29 ... 15 17,262
BP Capital Markets America, Inc.:
3.79%, 02/06/24 .................. 55 59,330
3.19%, 04/06/25 .................. 23 24,783
3.38%, 02/08/61 .................. 30 30,159
Buckeye Partners LP, 3.95%, 12/01/26 ..... 4 4,070
Cameron LNG LLC
(b)
:
3.30%, 01/15/35 .................. 80 85,903
3.40%, 01/15/38 .................. 100 105,607

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Cheniere Corpus Christi Holdings LLC:
5.88%, 03/31/25 .................. USD 76 $ 87,101
5.13%, 06/30/27 .................. 174 202,325
Cheniere Energy Partners LP:
5.63%, 10/01/26 .................. 16 16,600
4.50%, 10/01/29 .................. 10 10,750
Chevron USA, Inc.:
5.25%, 11/15/43 .................. 67 91,075
2.34%, 08/12/50 .................. 20 18,013
Citgo Holding, Inc., 9.25%, 08/01/24
(b)
..... 34 34,680
CrownRock LP, 5.63%, 10/15/25
(b)
....... 16 16,560
DCP Midstream Operating LP:
5.38%, 07/15/25 .................. 7 7,796
5.13%, 05/15/29 .................. 4 4,420
Devon Energy Corp.:
5.85%, 12/15/25 .................. 15 17,606
4.50%, 01/15/30
(b)
................. 18 19,789
Diamondback Energy, Inc.:
3.50%, 12/01/29 .................. 138 147,735
3.13%, 03/24/31 .................. 103 106,745
Energean Israel Finance Ltd., 5.88%,
03/30/31
(b)
..................... 20 20,569
Energy Transfer LP:
3.60%, 02/01/23 .................. 130 134,895
4.25%, 03/15/23 .................. 83 87,082
4.20%, 09/15/23 .................. 77 82,359
4.50%, 04/15/24 .................. 99 107,784
2.90%, 05/15/25 .................. 174 183,132
5.95%, 12/01/25 .................. 75 87,809
6.50%, 02/01/42 .................. 105 136,324
Enterprise Products Operating LLC:
3.13%, 07/31/29 .................. 93 100,341
2.80%, 01/31/30 .................. 91 96,134
EOG Resources, Inc., 4.15%, 01/15/26 .... 10 11,251
Kinder Morgan Energy Partners LP:
7.50%, 11/15/40 .................. 16 23,613
5.00%, 08/15/42 .................. 20 23,942
4.70%, 11/01/42 .................. 29 33,898
Marathon Petroleum Corp., 5.85%, 12/15/45 . 25 32,616
Matador Resources Co., 5.88%, 09/15/26 ... 8 8,240
MPLX LP:
4.88%, 12/01/24 .................. 65 72,739
1.75%, 03/01/26 .................. 126 127,358
2.65%, 08/15/30 .................. 51 51,474
NGPL PipeCo LLC
(b)
:
4.88%, 08/15/27 .................. 41 46,959
3.25%, 07/15/31 .................. 123 126,767
7.77%, 12/15/37 .................. 31 44,346
Northwest Pipeline LLC, 4.00%, 04/01/27 ... 182 203,611
Petrobras Global Finance BV:
6.25%, 03/17/24 .................. 9 10,160
5.30%, 01/27/25 .................. 35 39,294
Sabine Pass Liquefaction LLC:
5.75%, 05/15/24 .................. 214 240,148
5.63%, 03/01/25 .................. 780 891,491
Suncor Energy, Inc., 6.50%, 06/15/38 ..... 27 38,198
Sunoco LP:
5.50%, 02/15/26 .................. 7 7,213
6.00%, 04/15/27 .................. 9 9,412
Targa Resources Partners LP:
5.88%, 04/15/26 .................. 20 21,006
5.38%, 02/01/27 .................. 15 15,619
6.50%, 07/15/27 .................. 22 23,842
5.00%, 01/15/28 .................. 7 7,385
6.88%, 01/15/29 .................. 22 24,786
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.50%, 03/01/30 .................. USD 7 $ 7,697
Texas Eastern Transmission LP, 3.50%,
01/15/28
(b)
..................... 103 112,025
TransCanada PipeLines Ltd., 4.63%, 03/01/34 32 37,958
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26 .................. 178 226,042
4.00%, 03/15/28 .................. 131 148,217
4.60%, 03/15/48 .................. 6 7,311
3.95%, 05/15/50 .................. 32 35,756
Williams Cos., Inc. (The), Series A, 7.50%,
01/15/31 ...................... 20 27,707
4,882,819
Paper & Forest Products — 0.0%
Georgia-Pacific LLC:
1.75%, 09/30/25
(b)
................. 22 22,562
0.95%, 05/15/26
(b)
................. 10 9,834
2.10%, 04/30/27
(b)
................. 65 67,075
7.75%, 11/15/29 .................. 20 28,827
2.30%, 04/30/30
(b)
................. 26 26,556
Suzano Austria GmbH, 3.13%, 01/15/32 .... 25 24,760
179,614
Pharmaceuticals — 0.2%
AstraZeneca plc, 1.38%, 08/06/30 ........ 115 108,821
Bausch Health Americas, Inc.
(b)
:
9.25%, 04/01/26 .................. 40 43,508
8.50%, 01/31/27 .................. 47 51,084
Bausch Health Cos., Inc.
(b)
:
5.50%, 11/01/25 .................. 32 32,832
9.00%, 12/15/25 .................. 40 42,892
5.75%, 08/15/27 .................. 9 9,553
7.00%, 01/15/28 .................. 21 21,630
7.25%, 05/30/29 .................. 21 21,460
Elanco Animal Health, Inc.
(d)
:
5.27%, 08/28/23 .................. 21 22,587
5.90%, 08/28/28 .................. 7 8,192
Johnson & Johnson:
3.70%, 03/01/46 .................. 16 19,030
3.75%, 03/03/47 .................. 32 38,483
Merck & Co., Inc., 2.45%, 06/24/50 ....... 30 28,301
Pfizer, Inc.:
3.45%, 03/15/29 .................. 52 58,486
2.63%, 04/01/30 .................. 42 44,729
1.70%, 05/28/30 .................. 103 102,636
Takeda Pharmaceutical Co. Ltd.:
5.00%, 11/26/28 .................. 200 240,819
2.05%, 03/31/30 .................. 200 198,417
1,093,460
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC:
4.45%, 03/15/43 .................. 15 18,871
3.30%, 09/15/51 .................. 120 131,045
CSX Corp.:
2.40%, 02/15/30 .................. 69 70,931
4.10%, 03/15/44 .................. 18 21,135
4.30%, 03/01/48 .................. 89 108,004
Norfolk Southern Corp.:
2.90%, 06/15/26 .................. 42 45,344
4.80%, 08/15/43 .................. 20 23,908
3.05%, 05/15/50 .................. 113 112,951
Penske Truck Leasing Co. LP
(b)
:
4.25%, 01/17/23 .................. 40 42,190
2.70%, 03/14/23 .................. 50 51,617
2.70%, 11/01/24 .................. 15 15,775
3.95%, 03/10/25 .................. 14 15,308

BlackRock Balanced Capital Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Road & Rail (continued)
1.20%, 11/15/25 .................. USD 182 $ 180,265
1.70%, 06/15/26 .................. 16 16,106
Rumo Luxembourg SARL, 5.88%, 01/18/25
(b)
. 200 209,725
Ryder System, Inc., 4.63%, 06/01/25 ...... 195 220,078
Union Pacific Corp.:
3.25%, 08/15/25 .................. 21 22,746
2.75%, 03/01/26 .................. 35 37,343
3.20%, 05/20/41 .................. 76 80,449
3.84%, 03/20/60 .................. 82 93,357
2.97%, 09/16/62 .................. 52 49,971
3.75%, 02/05/70 .................. 20 22,045
1,589,164
Semiconductors & Semiconductor Equipment — 0.4%
Applied Materials, Inc., 4.35%, 04/01/47 .... 37 47,317
Broadcom Corp., 3.88%, 01/15/27 ....... 129 142,542
Broadcom, Inc.:
4.75%, 04/15/29 .................. 95 110,509
5.00%, 04/15/30 .................. 136 160,449
4.15%, 11/15/30 .................. 114 127,841
3.42%, 04/15/33
(b)
................. 115 120,769
3.47%, 04/15/34
(b)
................. 55 58,177
Intel Corp., 3.73%, 12/08/47 ........... 84 95,923
KLA Corp.:
4.10%, 03/15/29 .................. 111 128,139
3.30%, 03/01/50 .................. 135 142,848
Lam Research Corp.:
3.75%, 03/15/26 .................. 116 129,896
2.88%, 06/15/50 .................. 124 124,792
NVIDIA Corp.:
3.20%, 09/16/26 .................. 12 13,201
1.55%, 06/15/28 .................. 212 211,136
2.85%, 04/01/30 .................. 53 57,371
3.50%, 04/01/50 .................. 50 56,445
NXP BV
(b)
:
3.88%, 06/18/26 .................. 25 27,698
4.30%, 06/18/29 .................. 172 196,689
3.40%, 05/01/30 .................. 70 76,074
2.50%, 05/11/31 .................. 189 190,869
QUALCOMM, Inc., 4.30%, 05/20/47 ...... 108 136,356
2,355,041
Software — 0.3%
Autodesk, Inc., 3.50%, 06/15/27 ......... 141 155,380
Citrix Systems, Inc.:
4.50%, 12/01/27 .................. 73 82,744
3.30%, 03/01/30 .................. 51 53,656
Microsoft Corp., 2.92%, 03/17/52 ........ 197 209,086
Oracle Corp.:
4.30%, 07/08/34 .................. 67 77,672
3.90%, 05/15/35 .................. 60 66,816
3.85%, 07/15/36 .................. 105 115,431
6.13%, 07/08/39 .................. 59 81,680
3.60%, 04/01/40 .................. 108 113,914
3.65%, 03/25/41 .................. 189 200,407
4.13%, 05/15/45 .................. 100 111,426
4.00%, 07/15/46 .................. 258 279,768
3.60%, 04/01/50 .................. 60 61,611
salesforce.com, Inc., 3.05%, 07/15/61 ..... 10 10,132
1,619,723
Specialty Retail — 0.1%
Home Depot, Inc. (The):
2.95%, 06/15/29 .................. 170 185,694
1.38%, 03/15/31 .................. 31 29,685
Lowe's Cos., Inc.:
4.00%, 04/15/25 .................. 235 260,018
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
3.65%, 04/05/29 .................. USD 93 $ 104,026
2.63%, 04/01/31 .................. 15 15,499
594,922
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.:
4.65%, 02/23/46 .................. 79 104,827
4.25%, 02/09/47 .................. 40 50,418
2.55%, 08/20/60 .................. 64 59,705
2.80%, 02/08/61 .................. 59 57,464
Dell International LLC:
4.90%, 10/01/26 .................. 69 79,632
8.35%, 07/15/46 .................. 24 39,254
Hewlett Packard Enterprise Co., 4.65%,
10/01/24 ...................... 155 172,326
Seagate HDD Cayman, 4.09%, 06/01/29
(b)
.. 32 32,761
596,387
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc.
(b)
:
4.63%, 05/15/24 .................. 27 28,620
4.88%, 05/15/26 .................. 7 7,560
Under Armour, Inc., 3.25%, 06/15/26 ...... 4 4,144
William Carter Co. (The), 5.63%, 03/15/27
(b)
.. 15 15,783
56,107
Thrifts & Mortgage Finance — 0.1%
(b)
BPCE SA, 2.70%, 10/01/29 ............ 274 285,981
Quicken Loans, Inc., 5.25%, 01/15/28 ..... 28 29,400
315,381
Tobacco — 0.3%
Altria Group, Inc.:
4.40%, 02/14/26 .................. 90 101,830
4.80%, 02/14/29 .................. 32 37,100
3.40%, 05/06/30 .................. 44 46,405
2.45%, 02/04/32 .................. 243 235,001
5.80%, 02/14/39 .................. 211 260,658
6.20%, 02/14/59 .................. 8 10,347
BAT Capital Corp.:
3.22%, 08/15/24 .................. 43 45,673
3.22%, 09/06/26 .................. 10 10,609
4.91%, 04/02/30 .................. 154 176,921
2.73%, 03/25/31 .................. 91 89,842
BAT International Finance plc:
3.95%, 06/15/25
(b)
................. 18 19,658
1.67%, 03/25/26 .................. 42 41,976
Philip Morris International, Inc.:
6.38%, 05/16/38 .................. 35 50,017
4.13%, 03/04/43 .................. 26 29,781
4.25%, 11/10/44 .................. 25 29,126
Reynolds American, Inc.:
4.45%, 06/12/25 .................. 82 90,838
5.85%, 08/15/45 .................. 97 118,772
1,394,554
Trading Companies & Distributors — 0.1%
Air Lease Corp., 1.88%, 08/15/26 ........ 177 177,137
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
..... 35 36,897
United Rentals North America, Inc.:
5.88%, 09/15/26 .................. 28 28,974
5.50%, 05/15/27 .................. 28 29,680
3.88%, 11/15/27 .................. 7 7,355
4.88%, 01/15/28 .................. 46 48,783
5.25%, 01/15/30 .................. 7 7,668
336,494

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Transportation Infrastructure — 0.0%
DP World Crescent Ltd., 3.91%, 05/31/23 ... USD 200 $ 210,288
Wireless Telecommunication Services — 0.2%
Empresa Nacional de Telecomunicaciones SA,
4.75%, 08/01/26
(b)
................ 200 220,975
Sprint Corp.:
7.63%, 02/15/25 .................. 47 55,842
7.63%, 03/01/26 .................. 47 57,340
Sprint Spectrum Co. LLC, 3.36%, 09/20/21
(b)(d)
18 17,660
T-Mobile USA, Inc.:
3.75%, 04/15/27 .................. 164 181,220
3.88%, 04/15/30 .................. 442 494,076
Vodafone Group plc:
5.25%, 05/30/48 .................. 120 158,120
4.88%, 06/19/49 .................. 31 39,099
1,224,332
Total Corporate Bonds — 12.7%
(Cost: $67,229,974) ............................... 68,492,819
Floating Rate Loan Interests — 0.0%
Consumer Finance — 0.0%
Credito Real SAB de CV SOFOM ER, Term
Loan A, (LIBOR USD 3 Month + 3.75%),
3.90%
,
 02/21/23
(a)(c)
................ 10 9,400
Total Floating Rate Loan Interests — 0.0%
(Cost: $10,000) ................................. 9,400
Foreign Agency Obligations — 0.1%
Argentina — 0.0%
YPF SA, 7.00%
,
12/15/47
(b)
............. 28 18,205
Brazil — 0.0%
Centrais Eletricas Brasileiras SA, 3.63%
,
02/04/25
(b)
...................... 200 206,850
Colombia — 0.0%
Ecopetrol SA:
5.38%, 06/26/26 .................. 115 126,799
6.88%, 04/29/30 .................. 11 13,236
140,035
Mexico — 0.1%
Petroleos Mexicanos :
Series 13-2, 7.19%, 09/12/24 ......... MXN 5 23,700
6.88%, 10/16/25 .................. USD 13 14,342
5.35%, 02/12/28 .................. 22 21,581
6.50%, 01/23/29 .................. 79 81,765
6.84%, 01/23/30 .................. 120 123,510
7.69%, 01/23/50 .................. 65 62,319
327,217
Total Foreign Agency Obligations — 0.1%
(Cost: $664,470) ................................. 692,307
Foreign Government Obligations — 2.5%
Argentina — 0.0%
Argentine Republic (The), 0.12%
,
07/09/35
(d)
. 156 49,374
Brazil — 0.0%
Federative Republic of Brazil, 3.88%
,
06/12/30 200 201,975
China — 1.6%
People's Republic of China:
1.99%, 04/09/25 .................. CNY 26,310 3,930,927
2.41%, 06/19/25 .................. 4,200 636,919
2.85%, 06/04/27 .................. 3,000 458,034
Security
Par (000)
Par (000) Value
China (continued)
2.68%, 05/21/30 .................. CNY 24,680 $ 3,667,857
8,693,737
Colombia — 0.2%
Republic of Colombia:
3.88%, 04/25/27 .................. USD 340 361,207
4.50%, 03/15/29 .................. 540 587,689
3.13%, 04/15/31 .................. 200 195,350
1,144,246
Dominican Republic — 0.1%
Dominican Republic Government Bond:
4.50%, 01/30/30 .................. 150 153,075
4.88%, 09/23/32
(b)
................. 150 154,500
307,575
Ecuador — 0.0%
Republic of Ecuador, 0.50%
,
07/31/35
(d)
..... 52 35,620
Hungary — 0.0%
Hungary Government Bond, 5.38%
,
03/25/24 . 140 157,920
Indonesia — 0.1%
Republic of Indonesia:
4.45%, 02/11/24 .................. 200 218,860
2.85%, 02/14/30 .................. 200 206,975
6.50%, 02/15/31 .................. IDR 974,000 66,601
492,436
Mexico — 0.2%
United Mexican States, 2.66%
,
05/24/31 .... USD 1,215 1,186,372
Panama — 0.0%
Republic of Panama, 3.88%
,
03/17/28 ...... 200 219,912
Peru — 0.0%
Republic of Peru, 4.13%
,
08/25/27 ........ 179 200,346
Philippines — 0.1%
Republic of Philippines, 3.00%
,
02/01/28 .... 260 280,257
South Africa — 0.1%
Republic of South Africa:
7.00%, 02/28/31 .................. ZAR 2,477 148,813
8.25%, 03/31/32 .................. 1,491 95,266
244,079
Ukraine — 0.1%
Ukraine Government Bond:
7.38%, 09/25/32 .................. USD 200 209,912
7.25%, 03/15/33 .................. 200 207,975
417,887
Uruguay — 0.0%
Oriental Republic of Uruguay:
4.38%, 10/27/27 .................. 90 103,432
5.10%, 06/18/50 .................. 30 39,278
142,710
Total Foreign Government Obligations — 2.5%
(Cost: $13,271,677) ............................... 13,774,446

BlackRock Balanced Capital Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Investment Companies — 4.4%
(k)
BlackRock Allocation Target Shares- BATS
Series A ........................ 2,221,607 $ 22,349,370
iShares iBoxx $ High Yield Corporate Bond ETF 16,800 1,479,072
Total Investment Companies — 4.4%
(Cost: $23,673,278) ............................... 23,828,442
Par (000)
Par (000)
Municipal Bonds — 0.2%
California - 0.1%
Bay Area Toll Authority, Series 2010S-1, RB,
7.04%, 04/01/50 .................. USD 55 96,059
Los Angeles Community College District, Series
2010E, GO, 6.60%, 08/01/42 .......... 50 79,230
Los Angeles Unified School District, Series
2010I, GO, 6.76%, 07/01/34 .......... 70 100,651
State of California, Series 2018, GO,
4.60%, 04/01/38 .................. 165 193,606
University of California, Series 2012AD, RB,
4.86%, 05/15/12 .................. 58 82,340
551,886
Georgia - 0.0%
Municipal Electric Authority of Georgia, Series
2010A, RB, 6.64%, 04/01/57 .......... 53 80,689
Illinois - 0.1%
State of Illinois, Series 2003, GO,
5.10%, 06/01/33 .................. 210 247,046
Massachusetts - 0.0%
Massachusetts Housing Finance Agency,
Series 2015A, RB, 4.50%, 12/01/48 ..... 10 10,702
New Jersey - 0.0%
New Jersey Turnpike Authority, Series 2009F,
RB, 7.41%, 01/01/40 ............... 79 129,893
New York - 0.0%
New York City Water & Sewer System, Series
2011CC, RB, 5.88%, 06/15/44 ......... 60 93,171
Port Authority of New York & New Jersey,
Series 2014-181, RB, 4.96%, 08/01/46 ... 15 20,082
113,253
Ohio - 0.0%
American Municipal Power, Inc., Series 2010B,
RB, 8.08%, 02/15/50 ............... 35 64,133
Texas - 0.0%
City of San Antonio Electric & Gas Systems,
Series 2010A, RB, 5.81%, 02/01/41 ..... 55 81,012
State of Texas, Series 2009A, GO,
5.52%, 04/01/39 .................. 60 86,796
167,808
Total Municipal Bonds — 0.2%
(Cost: $1,179,107) ............................... 1,365,410
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities — 0.9%
Collateralized Mortgage Obligations — 0.3%
Alternative Loan Trust:
Series 2005-22T1, Class A1, (LIBOR USD 1
Month + 0.35%), 0.44%, 06/25/35
(a)
... USD 47 $ 39,345
Series 2005-72, Class A3, (LIBOR USD 1
Month + 0.60%), 0.69%, 01/25/36
(a)
... 17 16,599
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 ..................... 21 15,433
Series 2006-OA21, Class A1, (LIBOR USD 1
Month + 0.19%), 0.28%, 03/20/47
(a)
... 670 576,071
Series 2006-OA9, Class 2A1B, (LIBOR USD
1 Month + 0.20%), 0.29%, 07/20/46
(a)
.. 101 79,481
Series 2006-OC10, Class 2A3, (LIBOR USD
1 Month + 0.46%), 0.55%, 11/25/36
(a)
.. 23 21,424
Series 2007-OA3, Class 1A1, (LIBOR USD 1
Month + 0.14%), 0.23%, 04/25/47
(a)
... 29 26,264
Series 2007-OA3, Class 2A2, (LIBOR USD 1
Month + 0.18%), 0.27%, 04/25/47
(a)
... 3 32
Series 2007-OA8, Class 2A1, (LIBOR USD 1
Month + 0.18%), 0.27%, 06/25/47
(a)
... 18 14,826
Series 2007-OH2, Class A2A, (LIBOR USD
1 Month + 0.24%), 0.33%, 08/25/47
(a)
.. 9 8,419
American Home Mortgage Assets Trust, Series
2006-3, Class 2A11, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT +
0.94%), 1.06%, 10/25/46
(a)
........... 52 42,452
APS Resecuritization Trust
(a)(b)
:
Series 2016-1, Class 1MZ, 3.82%, 07/31/57 131 47,113
Series 2016-3, Class 3A, (LIBOR USD 1
Month + 2.85%), 2.94%, 09/27/46 .... 65 65,282
Series 2016-3, Class 4A, (LIBOR USD 1
Month + 2.60%), 2.69%, 04/27/47 .... 16 15,655
Banc of America Funding Trust, Series 2016-
R2, Class 1A1, 4.70%, 05/01/33
(a)(b)
..... 129 124,241
Bear Stearns Mortgage Funding Trust, Series
2006-SL1, Class A1, (LIBOR USD 1 Month +
0.28%), 0.37%, 08/25/36
(a)
........... 26 25,362
Chase Mortgage Finance Trust, Series 2007-
S6, Class 1A1, 6.00%, 12/25/37 ........ 300 188,793
CHL Mortgage Pass-Through Trust:
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.96%), 1.08%,
04/25/46
(a)
.................... 57 23,833
Series 2007-15, Class 2A2, 6.50%, 09/25/37 80 45,785
Citicorp Mortgage Securities Trust, Series 2008-
2, Class 1A1, 6.50%, 06/25/38 ......... 32 28,191
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(b)
...................... 109 60,922
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(LIBOR USD 1 Month + 1.35%), 1.44%,
11/25/35
(a)
...................... 19 3,484
CSMC Mortgage-Backed Trust, Series 2007-5,
Class 1A11, 7.00%, 08/25/37
(a)
......... 26 20,798
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class A2A, (LIBOR USD
1 Month + 0.17%), 0.26%, 08/25/47
(a)
.... 102 109,677
Deutsche Alt-A Securities, Inc., Series 2007-
RS1, Class A2, (LIBOR USD 1 Month +
0.50%), 0.59%, 01/27/37
(a)(b)
.......... 1 577

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT +
2.00%), 2.12%, 03/25/36
(a)
........... USD 8 $ 7,940
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 .......... 2 2,488
IndyMac INDX Mortgage Loan Trust, Series
2007-AR19, Class 3A1, 3.12%, 09/25/37
(a)
. 31 21,656
JPMorgan Alternative Loan Trust, Series 2007-
A1, Class 1A4, (LIBOR USD 1 Month +
0.42%), 0.51%, 03/25/37
(a)
........... 40 40,605
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a)(b)
.. 54 57,239
Nomura Asset Acceptance Corp. Alternative
Loan Trust, Series 2007-2, Class A4, (LIBOR
USD 1 Month + 0.42%), 0.51%, 06/25/37
(a)
5 4,513
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-3, Class 4A, 3.05%,
04/25/36
(a)
...................... 9 7,117
Structured Asset Mortgage Investments II Trust,
Series 2006-AR4, Class 3A1, (LIBOR USD 1
Month + 0.38%), 0.47%, 06/25/36
(a)
..... 13 12,077
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust:
Series 2006-4, Class 1A1, 6.00%, 04/25/36 55 55,454
Series 2006-4, Class 3A5, 6.35%,
05/25/36
(d)
.................... 53 52,436
1,861,584
Commercial Mortgage-Backed Securities — 0.5%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 2.19%, 09/15/34
(a)(b)
.......... 100 98,744
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
:
Series 2015-200P, Class F, 3.72%, 04/14/33 100 102,522
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 1.77%, 09/15/34 .... 100 99,625
Bayview Commercial Asset Trust
(a)(b)
:
Series 2005-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 0.54%, 01/25/36 .... 20 18,884
Series 2005-4A, Class M1, (LIBOR USD 1
Month + 0.68%), 0.77%, 01/25/36 .... 15 14,260
Series 2006-1A, Class A2, (LIBOR USD 1
Month + 0.54%), 0.63%, 04/25/36 .... 9 8,237
Series 2006-3A, Class A1, (LIBOR USD 1
Month + 0.25%), 0.34%, 10/25/36 .... 12 11,423
Series 2006-3A, Class A2, (LIBOR USD 1
Month + 0.30%), 0.39%, 10/25/36 .... 12 11,446
Series 2006-4A, Class A1, (LIBOR USD 1
Month + 0.35%), 0.44%, 12/25/36 .... 143 137,880
BBCMS Mortgage Trust, Series 2018-TALL,
Class A, (LIBOR USD 1 Month + 0.72%),
0.79%, 03/15/37
(a)(b)
................ 15 14,906
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................. 90 95,441
Bear Stearns Commercial Mortgage Securities
Trust, Series 2007-T26, Class AM, 5.51%,
01/12/45
(a)
...................... 11 11,032
Benchmark Mortgage Trust, Series 2019-B10,
Class 3CCA, 4.03%, 03/15/62
(a)(b)
....... 60 64,475
BHMS, Series 2018-ATLS, Class A, (LIBOR
USD 1 Month + 1.25%), 1.32%, 07/15/35
(a)(b)
100 100,061
BWAY Mortgage Trust, Series 2013-1515,
Class C, 3.45%, 03/10/33
(b)
........... 100 104,936
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust, Series
2018-IND, Class H, (LIBOR USD 1 Month +
3.00%), 3.07%, 11/15/35
(a)(b)
.......... USD 154 $ 154,287
BXP Trust
(a)(b)
:
Series 2017-CC, Class D, (LIBOR USD 1
Month + 0.00%), 3.67%, 08/13/37 .... 25 26,350
Series 2017-CC, Class E, (LIBOR USD 1
Month + 0.00%), 3.67%, 08/13/37 .... 40 40,983
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (LIBOR USD 1 Month +
1.75%), 1.82%, 12/15/37
(a)(b)
.......... 100 100,155
CD Mortgage Trust, Series 2017-CD3, Class
A4, 3.63%, 02/10/50 ............... 10 11,052
CFCRE Commercial Mortgage Trust, Series
2016-C3, Class A3, 3.87%, 01/10/48 ..... 10 11,012
CFK Trust, Series 2019-FAX, Class D, 4.79%,
01/15/39
(a)(b)
..................... 100 111,762
Citigroup Commercial Mortgage Trust:
Series 2016-C1, Class D, 5.11%, 05/10/49
(a)
(b)
.......................... 10 10,272
Series 2017-C4, Class A4, 3.47%, 10/12/50 20 21,992
Commercial Mortgage Trust:
Series 2014-CR18, Class A4, 3.55%,
07/15/47 ..................... 8 8,949
Series 2017-COR2, Class D, 3.00%,
09/10/50
(b)
.................... 44 41,639
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class A4, 3.50%, 06/15/57 10 10,796
Series 2019-C15, Class D, 3.00%,
03/15/52
(b)
.................... 11 9,844
DBGS Mortgage Trust, Series 2019-1735,
Class F, 4.33%, 04/10/37
(a)(b)
.......... 100 83,868
DBUBS Mortgage Trust
(b)
:
Series 2017-BRBK, Class A, 3.45%,
10/10/34 ..................... 40 42,624
Series 2017-BRBK, Class E, (LIBOR USD 1
Month + 0.00%), 3.65%, 10/10/34
(a)
... 170 174,741
Series 2017-BRBK, Class F, 3.65%,
10/10/34
(a)
.................... 40 40,554
GS Mortgage Securities Trust:
Series 2015-GS1, Class A3, 3.73%,
11/10/48 ..................... 10 10,993
Series 2017-GS7, Class D, 3.00%,
08/10/50
(b)
.................... 10 9,257
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
...................... 100 100,018
IMT Trust, Series 2017-APTS, Class AFX,
3.48%, 06/15/34
(b)
................. 100 106,074
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-1A, Class 1A,
(LIBOR USD 1 Month + 0.25%), 0.34%,
03/25/37
(a)(b)
..................... 9 8,965
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
...................... 16 15,630
Morgan Stanley Capital I Trust:
Series 2007-T27, Class AJ, 6.21%,
06/11/42
(a)
.................... 31 31,433
Series 2017-CLS, Class F, (LIBOR USD 1
Month + 2.60%), 2.67%, 11/15/34
(a)(b)
.. 84 83,937
Series 2017-HR2, Class D, 2.73%,
12/15/50
(c)
.................... 10 8,500
Series 2019-L2, Class A4, 4.07%, 03/15/52 13 14,921
PFP Ltd.
(a)(b)
:
Series 2019-5, Class A, (LIBOR USD 1
Month + 0.97%), 1.04%, 04/14/36 .... 7 6,869

BlackRock Balanced Capital Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2019-5, Class AS, (LIBOR USD 1
Month + 1.42%), 1.49%, 04/14/36 .... USD 10 $ 9,988
Wells Fargo Commercial Mortgage Trust
(a)(b)
:
Series 2017-C39, Class D, 4.49%, 09/15/50 63 59,502
Series 2017-C41, Class D, 2.60%, 11/15/50 25 20,385
Series 2017-HSDB, Class A, (LIBOR USD 1
Month + 0.85%), 0.92%, 12/13/31 .... 100 98,567
WFRBS Commercial Mortgage Trust, Series
2014-C22, Class C, 3.91%, 09/15/57
(a)
... 120 126,098
2,505,889
Interest Only Collateralized Mortgage Obligations — 0.0%
Banc of America Funding Trust, Series 2014-
R2, Class 1C, 0.00%, 11/26/36
(a)(b)
...... 56 15,706
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Banc of America Commercial Mortgage Trust,
Series 2017-BNK3, Class XB, 0.78%,
02/15/50 ....................... 1,000 32,521
BBCMS Trust, Series 2015-SRCH, Class XA,
1.11%, 08/10/35
(b)
................. 977 43,609
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.73%, 11/05/36
(b)
................. 4,250 85,474
Benchmark Mortgage Trust, Series 2019-B9,
Class XA, (LIBOR USD 1 Month + 0.00%),
1.21%, 03/15/52 .................. 992 66,566
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.87%, 05/10/58 .... 120 3,905
Commercial Mortgage Trust, Series 2015-3BP,
Class XA, 0.17%, 02/10/35
(b)
.......... 2,522 8,600
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 1,800 61,114
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 1.14%, 03/10/50
(b)
..... 805 22,486
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2014-C19, Class XF, 1.34%,
12/15/47
(b)
...................... 100 3,668
One Market Plaza Trust
(b)
:
Series 2017-1MKT, Class XCP, 0.22%,
02/10/32 ..................... 1,000 1,040
Series 2017-1MKT, Class XNCP, 0.00%,
02/10/32
(c)
.................... 200 —
328,983
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series
2017-3, Class B, 0.00%, 07/25/56
(b)(l)
..... 38 6,258
Total Non-Agency Mortgage-Backed Securities — 0.9%
(Cost: $4,564,553) ............................... 4,718,420
Beneficial Interest
(000)
Other Interests — 0.0%
(m)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(c)(e)( i )
....... 620 —
Total Other Interests — 0.0%
(Cost: $0) ..................................... —
Security
Par (000)
Pa r (000) Value
Capital Trusts — 0.2%
(a)(h)
Banks — 0.1%
Bank of America Corp., Series FF, (LIBOR USD
3 Month + 2.93%), 5.87% ............ USD 95 $ 108,733
Citigroup, Inc.:
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ....................... 45 46,519
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%),
3.88% ....................... 221 225,696
380,948
Capital Markets — 0.1%
Bank of New York Mellon Corp. (The):
Series E, (LIBOR USD 3 Month + 3.42%),
3.55% ....................... 65 65,471
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.35%),
3.70% ....................... 15 15,619
Series F, (LIBOR USD 3 Month + 3.13%),
4.62% ....................... 97 106,865
Charles Schwab Corp. (The):
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ....................... 40 41,700
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 10 Year + 3.08%),
4.00% ....................... 120 122,760
State Street Corp.:
Series F, (LIBOR USD 3 Month + 3.60%),
3.72% ....................... 30 30,024
Series H, (LIBOR USD 3 Month + 2.54%),
5.63% ....................... 140 148,400
530,839
Total Capital Trusts — 0.2%
(Cost: $878,104) ................................. 911,787
U.S. Government Sponsored Agency Securities — 16.3%
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Government National Mortgage Association
Variable Rate Notes
(a)
:
Series 2013-63, 0.76%, 09/16/51 ....... 493 14,023
Series 2016-26, 0.76%, 02/16/58 ....... 273 11,167
Series 2016-92, 0.81%, 04/16/58 ....... 40 1,835
Series 2016-110, 0.94%, 05/16/58 ...... 70 3,818
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.09%, 02/16/58 .......... 63 3,980
34,823
Mortgage-Backed Securities — 16.3%
(n)
Federal Home Loan Mortgage Corp.:
2.50%, 01/01/29 - 04/01/31 ........... 245 257,930
3.00%, 09/01/27 - 12/01/46 ........... 396 420,629
3.50%, 04/01/31 - 01/01/48 ........... 591 644,450
4.00%, 08/01/40 - 12/01/45 ........... 94 102,750
4.50%, 02/01/39 - 04/01/49 ........... 776 857,810
5.00%, 10/01/41 - 11/01/48 ........... 145 163,537
5.50%, 06/01/41 .................. 63 73,209
6.00%, 01/01/34 .................. 38 42,198
Federal National Mortgage Association,
4.00%, 01/01/41 .................. 8 8,232
Government National Mortgage Association:
2.00%, 07/15/51
(n)
................. 2,621 2,669,325
2.50%, 07/15/51
(n)
................. 2,837 2,935,438
3.00%, 02/15/45 .................. 31 32,023

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.00%, 07/15/51 - 08/15/51
(n)
.......... USD 8,823 $ 9,204,655
3.50%, 01/15/42 - 10/20/46 ........... 1,704 1,817,213
3.50%, 07/15/51
(n)
................. 687 721,176
4.00%, 04/20/39 - 12/20/47 ........... 347 375,896
4.00%, 07/15/51
(n)
................. 862 910,252
4.50%, 12/20/39 - 04/20/50 ........... 511 560,234
4.50%, 07/15/51
(n)
................. 207 220,584
5.00%, 12/15/38 - 07/20/42 ........... 89 102,032
7.50%, 03/15/32 .................. 2 2,039
Uniform Mortgage-Backed Securities:
1.50%, 07/25/36
(n)
................. 1,266 1,281,256
2.00%, 10/01/31 - 03/01/32 ........... 140 144,432
2.00%, 07/25/36 - 09/25/51
(n)
.......... 11,359 11,490,955
2.50%, 09/01/27 - 12/01/35 ........... 999 1,050,708
2.50%, 07/25/36 - 08/25/51
(n)
.......... 19,869 20,529,327
3.00%, 04/01/29 - 08/01/50 ........... 3,943 4,201,370
3.00%, 07/25/36 - 07/25/51
(n)
.......... 450 471,123
3.50%, 08/01/30 - 08/01/50 ........... 3,013 3,252,644
3.50%, 07/25/36 - 07/25/51
(n)
.......... 1,617 1,706,025
4.00%, 10/01/33 - 09/01/50 ........... 10,507 11,240,459
4.00%, 07/25/51 - 08/25/51
(n)
.......... 4,000 4,260,836
4.50%, 02/01/25 - 04/01/50 ........... 3,962 4,377,690
4.50%, 07/25/51
(n)
................. 48 51,637
5.00%, 09/01/35 - 05/01/49 ........... 273 307,045
5.00%, 07/25/51
(n)
................. 529 579,751
5.50%, 02/01/35 - 04/01/41 ........... 415 478,841
6.00%, 12/01/27 - 06/01/41 ........... 234 275,762
6.50%, 05/01/40 .................. 68 79,979
87,901,452
Total U.S. Government Sponsored Agency Securities — 16.3%
(Cost: $87,485,062) ............................... 87,936,275
U.S. Treasury Obligations — 6.2%
U.S. Treasury Bonds:
4.25%, 05/15/39 .................. 66 90,319
4.50%, 08/15/39 .................. 82 115,614
4.38%, 11/15/39 .................. 82 114,073
1.13%, 05/15/40 - 08/15/40 ........... 518 446,411
1.38%, 11/15/40 - 08/15/50 ........... 356 314,427
3.13%, 02/15/43 .................. 332 396,688
2.88%, 05/15/43 - 11/15/46 ........... 597 689,392
3.63%, 08/15/43 .................. 332 427,606
3.75%, 11/15/43 .................. 332 435,802
2.50%, 02/15/45 .................. 457 494,452
2.75%, 11/15/47 .................. 457 520,230
3.00%, 02/15/48 .................. 764 910,712
2.25%, 08/15/49
(o)
................. 1,285 1,331,180
2.38%, 11/15/49 - 05/15/51 ........... 930 990,464
1.63%, 11/15/50 .................. 88 79,035
U.S. Treasury Notes:
1.13%, 07/31/21 - 02/15/31 ........... 1,529 1,526,573
1.75%, 07/31/21 - 11/15/29 ........... 5,698 5,847,617
1.50%, 01/31/22 - 02/15/30 ........... 4,094 4,181,327
2.13%, 12/31/22 - 05/15/25 ........... 1,937 2,025,077
0.50%, 03/15/23 - 05/31/27 ........... 464 461,346
0.13%, 03/31/23 - 05/31/23 ........... 1,923 1,919,444
0.25%, 04/15/23 - 10/31/25 ........... 2,154 2,130,246
2.75%, 05/31/23 .................. 623 652,884
1.38%, 01/31/25 .................. 41 42,126
2.00%, 02/15/25 .................. 782 821,100
0.38%, 04/30/25 - 12/31/25 ........... 2,157 2,120,265
0.75%, 05/31/26 .................. 760 755,666
1.63%, 11/30/26 - 05/15/31 ........... 849 867,540
2.25%, 08/15/27 .................. 798 853,424
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.25%, 03/31/28 - 05/31/28 ........... USD 1,120 $ 1,123,534
2.88%, 08/15/28 .................. 188 209,084
3.13%, 11/15/28 .................. 310 350,700
2.63%, 02/15/29 .................. 63 69,083
2.38%, 05/15/29 .................. 63 67,983
Total U.S. Treasury Obligations — 6.2%
(Cost: $32,763,599) ............................... 33,381,424
Total Long-Term Investments — 105.1%
(Cost: $505,124,165) .............................. 567,850,581
Short-Term Securities — 6.3%
Borrowed Bond Agreements — 0.9%
(p)
Bank of America Securities, Inc.,
(0.22)%, 07/01/21 (Purchased on 06/30/21
to be repurchased at USD 453,387,
collateralized by U.S. Treasury Notes,
0.88%, due at 11/15/30, par and fair value of
USD 476,000 and $452,646, respectively) . 453 453,390
Bank of America Securities, Inc.,
(0.16)%, 07/01/21 (Purchased on 06/30/21
to be repurchased at USD 477,739,
collateralized by U.S. Treasury Bonds,
1.88%, due at 02/15/51, par and fair value of
USD 497,000 and $474,324, respectively) . 478 477,741
Bank of America Securities, Inc.,
(0.10)%, 07/01/21 (Purchased on 06/30/21
to be repurchased at USD 696,576,
collateralized by U.S. Treasury Notes,
0.63%, due at 08/15/30, par and fair value of
USD 746,000 and $695,004, respectively) . 697 696,577
Bank of America Securities, Inc.,
(0.10)%, 07/01/21 (Purchased on 06/30/21
to be repurchased at USD 163,590,
collateralized by U.S. Treasury Notes,
0.75%, due at 04/30/26, par and fair value of
USD 164,000 and $163,167, respectively) . 164 163,590
Bank of America Securities, Inc.,
(0.02)%, 07/01/21 (Purchased on 06/30/21
to be repurchased at USD 214,185,
collateralized by U.S. Treasury Notes,
0.25%, due at 06/30/25, par and fair value of
USD 218,000 and $214,134, respectively) . 214 214,185
Bank of America Securities, Inc.,
(0.02)%, 07/01/21 (Purchased on 06/30/21
to be repurchased at USD 79,200,
collateralized by U.S. Treasury Bonds,
2.00%, due at 02/15/50, par and fair value of
USD 80,000 and $78,594, respectively) ... 79 79,200
Bank of America Securities, Inc.,
(0.02)%, 07/01/21 (Purchased on 06/30/21
to be repurchased at USD 1,843,475,
collateralized by U.S. Treasury Notes,
0.63%, due at 05/15/30, par and fair
value of USD 1,969,000 and $1,840,477,
respectively) ..................... 1,843 1,843,476
Bank of America Securities, Inc.,
(0.02)%, 07/01/21 (Purchased on 06/30/21
to be repurchased at USD 96,757,
collateralized by U.S. Treasury Notes,
0.75%, due at 03/31/26, par and fair value of
USD 97,000 and $96,564, respectively) ... 97 96,758

BlackRock Balanced Capital Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Bank of America Securities, Inc.,
(0.02)%, 07/01/21 (Purchased on 06/30/21
to be repurchased at USD 645,175,
collateralized by U.S. Treasury Bonds,
1.25%, due at 05/15/50, par and fair v alue of
USD 788,000 and $643,421 , respectively) . USD 645 $ 645,175
Bank of America Securities, Inc.,
(0.02)%, 07/01/21 (Purchased on 06/30/21
to be repurchased at USD 44,212,
collateralized by U.S. Treasury Notes,
0.38%, due at 01/31/26, par and fair value of
USD 45,000 and $44,098, respectively) ... 44 44,213
Total Borrowed Bond Agreements — 0.9%
(Cost: $4,714,305) ............................... 4,714,305
Shares
Shares
Money Market Funds — 5.4%
(k)(q)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% .................... 25,541,552 25,541,552
SL Liquidity Series, LLC, Money Market Series,
0.13%
(r)
........................ 3,971,296 3,972,488
Total Money Market Funds — 5.4%
(Cost: $29,514,040) ............................... 29,514,040
Total Short-Term Securities — 6.3%
(Cost: $34,228,345) ............................... 34,228,345
Total Options Purchased — 0.1%
(Cost: $282,362) ................................. 625,444
Total Investments Before Options Written, Borrowed Bonds and
TBA Sale Commitments — 111.5%
(Cost: $539,634,872 ) .............................. 602,704,370
Total Options Written — (0.1)%
(Premium Received — $730,992) ..................... (683,756)
Par (000)
Pa r (000)
Borrowed Bonds — (0.9)%
U.S. Treasury Obligations — (0.9)%
U.S. Treasury Bonds:
1.25% ,  05/15/50 .................. 788 (643,421)
1.88% ,  02/15/51 .................. 497 (474,324)
2.00% ,  02/15/50 .................. 80 (78,594)
U.S. Treasury Notes:
0.25% ,  06/30/25 .................. 218 (214,134)
0.38% ,  01/31/26 .................. 45 (44,098)
0.63% ,  05/15/30 - 08/15/30 ........... 2,715 (2,535,481)
0.75% ,  03/31/26 - 04/30/26 ........... 261 (259,731)
0.88% ,  11/15/30 .................. 476 (452,646)
(4,702,429)
Total U.S. Treasury Obligations — (0.9)%
(Proceeds: $5,016,726) ............................
(4,702,429)
Total Borrowed Bonds — (0.9)%
(Proceeds: $5,016,726) ............................
(4,702,429)
Security
Par (000)
Par (000) Value
TBA Sale Commitments — (5.2)%
(n)
Mortgage-Backed Securities — (5.2)%
Government National Mortgage Association:
2.50% ,  07/15/51 .................. USD 12 $ (12,418)
3.00% ,  07/15/51 .................. 365 (380,833)
4.00% ,  07/15/51 .................. 46 (48,575)
4.50% ,  07/15/51 .................. 25 (26,641)
Uniform Mortgage-Backed Securities:
3.00% ,  07/25/36 - 08/25/51 ........... 3,377 (3,520,277)
3.50% ,  07/25/36 .................. 40 (42,716)
2.00% ,  07/25/51 - 08/25/51 ........... 5,673 (5,721,121)
2.50% ,  07/25/51 .................. 5,522 (5,711,796)
4.00% ,  07/25/51 - 08/25/51 ........... 10,116 (10,773,207)
4.50% ,  07/25/51 .................. 1,941 (2,088,092)
Total TBA Sale Commitments — (5.2)%
(Proceeds: $28,367,519) ........................... (28,325,676)
Total Investments Net of Options Written, Borrowed Bonds and
TBA Sale Commitments — 105.3%
(Cost: $505,519,635 ) .............................. 568,992,509
Liabilities in Excess of Other Assets — (5.3)% ............. (28,807,263)
Net Assets — 100.0% ............................... $ 540,185,246

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
All or a portion of this security is on loan.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Perpetual security with no stated maturity date.
(i)
Issuer filed for bankruptcy and/or is in default.
(j)
Rounds to less than 1,000.
(k)
Affiliate of the Fund.
(l)
Zero-coupon bond.
(m)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(n)
Represents or includes a TBA transaction.
(o)
All or a portion of the security has been pledged in connection with outstanding futures contracts.
(p)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(q)
Annualized 7-day yield as of period end.
(r)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/21
Shares
Held at
06/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 21,088,016 $ 4,453,536 $ — $ — $ — $ 25,541,552 25,541,552 $ 2,571 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 8,019,914 — (4,047,265) (161) — 3,972,488 3,971,296 27,900
(b)
—
BlackRock Allocation Target
Shares- BATS Series A ..... 13,611,764 8,638,000 — — 99,606 22,349,370 2,221,607 228,093 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 1,452,672 1,467,275 (1,449,525) 51,009 (42,359) 1,479,072 16,800 20,228 —
$ 50,848 $ 57,247 $ 53,342,482 $ 278,792 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Balanced Capital Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 71 09/17/21 $ 15,225 $ 195,946
U.S. Treasury 10 Year Note ................................................... 81 09/21/21 10,726 41,404
U.S. Treasury Long Bond .................................................... 57 09/21/21 9,152 267,985
U.S. Treasury 2 Year Note .................................................... 66 09/30/21 14,541 (22,706)
U.S. Treasury 5 Year Note .................................................... 80 09/30/21 9,871 (40,195)
442,434
Short Contracts
U.S. Treasury 10 Year Ultra Note ............................................... 64 09/21/21 9,412 (141,092)
U.S. Treasury Ultra Bond .................................................... 6 09/21/21 1,155 (6,017)
(147,109)
$ 295,325
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
IDR 575,835,000 USD 39,000 Morgan Stanley & Co. International plc 07/01/21 $ 713
BRL 831,431 USD 164,000 Citibank NA 07/02/21 3,162
BRL 425,922 USD 84,000 Deutsche Bank AG 07/02/21 1,634
BRL 101,600 USD 20,000 JPMorgan Chase Bank NA 07/02/21 427
USD 31,000 KRW 34,535,753 BNP Paribas SA 07/12/21 437
USD 61,000 KRW 67,955,220 Morgan Stanley & Co. International plc 07/12/21 863
CLP 22,913,650 USD 31,000 Citibank NA 07/14/21 191
CLP 23,175,600 USD 31,000 Goldman Sachs International 07/14/21 547
MXN 1,832,742 USD 91,766 Barclays Bank plc 07/14/21 35
MXN 1,055,896 USD 52,000 Citibank NA 07/14/21 890
MXN 1,251,718 USD 62,000 HSBC Bank plc 07/14/21 698
USD 62,000 CAD 76,556 BNP Paribas SA 07/14/21 242
USD 73,000 CLP 52,632,400 Citibank NA 07/14/21 1,356
USD 20,000 CLP 14,405,000 UBS AG 07/14/21 392
USD 70,352 EUR 58,000 ANZ Banking Group Ltd. 07/14/21 1,561
USD 31,000 JPY 3,408,959 Commonwealth Bank of Australia 07/14/21 312
USD 207,000 MXN 4,103,597 Citibank NA 07/14/21 1,453
USD 71,589 MXN 1,427,614 HSBC Bank plc 07/14/21 80
USD 36,000 ZAR 497,228 BNP Paribas SA 07/14/21 1,233
USD 82,000 ZAR 1,130,755 Citibank NA 07/14/21 2,936
USD 31,000 ZAR 434,344 Deutsche Bank AG 07/14/21 630
KZT 5,524,492 USD 12,590 Deutsche Bank AG 07/15/21 310
USD 60,652 EUR 50,000 JPMorgan Chase Bank NA 07/20/21 1,342
USD 9,512 EUR 8,000 UBS AG 07/20/21 22
KRW 35,126,061 USD 31,000 BNP Paribas SA 07/23/21 83
USD 31,000 KRW 34,912,200 Morgan Stanley & Co. International plc 07/23/21 106
USD 20,000 TRY 172,900 JPMorgan Chase Bank NA 07/30/21 439
USD 102,000 BRL 508,144 Bank of America NA 08/03/21 197
USD 62,000 BRL 308,354 Citibank NA 08/03/21 223
USD 31,000 CLP 22,766,400 Morgan Stanley & Co. International plc 08/18/21 38
MXN 1,992,072 USD 96,092 UBS AG 08/24/21 3,173
USD 1,207,228 CNY 7,829,720 HSBC Bank plc 08/24/21 1,376
USD 37,374 CNY 242,000 Morgan Stanley & Co. International plc 08/24/21 104
USD 73,681 IDR 1,068,447,753 Standard Chartered Bank 08/24/21 793
USD 75,322 MXN 1,500,060 Barclays Bank plc 08/24/21 575
USD 34,589 MXN 684,866 Goldman Sachs International 08/24/21 462
USD 48,478 ZAR 681,277 Citibank NA 08/24/21 1,094
USD 206,059 ZAR 2,869,674 JPMorgan Chase Bank NA 08/24/21 6,468
MXN 1,274,000 USD 62,516 Barclays Bank plc 09/15/21 779

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 65,269 CAD 79,000 Natwest Markets plc 09/15/21 $ 1,541
USD 3,449,099 CNY 22,164,252 Citibank NA 09/15/21 41,071
USD 152,230 CNY 989,345 Deutsche Bank AG 09/15/21 106
USD 338,749 CNY 2,201,981 Goldman Sachs International 09/15/21 168
USD 61,823 EUR 51,000 BNP Paribas SA 09/15/21 1,254
USD 14,396 JPY 1,575,000 Morgan Stanley & Co. International plc 09/15/21 210
USD 63,718 MXN 1,274,000 Morgan Stanley & Co. International plc 09/15/21 423
82,149
USD 39,000 IDR 575,250,000 Morgan Stanley & Co. International plc 07/01/21 (671)
BRL 506,532 USD 102,000 Bank of America NA 07/02/21 (160)
USD 308,000 BRL 1,578,565 Citibank NA 07/02/21 (9,377)
USD 62,000 BRL 314,916 Morgan Stanley & Co. International plc 07/02/21 (1,316)
PLN 304,042 EUR 68,000 Bank of America NA 07/07/21 (899)
KRW 102,896,480 USD 92,000 Citibank NA 07/12/21 (941)
CAD 75,576 USD 62,000 JPMorgan Chase Bank NA 07/14/21 (1,032)
CLP 22,320,000 USD 31,000 Goldman Sachs International 07/14/21 (617)
COP 153,422,000 USD 41,000 Citibank NA 07/14/21 (144)
EUR 50,000 USD 60,594 HSBC Bank plc 07/14/21 (1,292)
EUR 8,000 USD 9,511 UBS AG 07/14/21 (23)
JPY 10,274,294 USD 93,000 Bank of America NA 07/14/21 (508)
RUB 2,957,330 USD 41,000 Citibank NA 07/14/21 (634)
ZAR 288,857 USD 21,000 Bank of America NA 07/14/21 (803)
ZAR 857,416 USD 62,000 BNP Paribas SA 07/14/21 (2,048)
EUR 58,000 USD 68,995 JPMorgan Chase Bank NA 07/20/21 (195)
TRY 173,780 USD 20,000 Citibank NA 07/30/21 (339)
CNY 812,432 USD 126,451 Goldman Sachs International 08/24/21 (1,329)
USD 14,403 MXN 289,472 Royal Bank of Canada 08/24/21 (21)
IDR 834,272,000 USD 58,000 Citibank NA 09/13/21 (1,232)
USD 134,596 CNY 876,674 HSBC Bank plc 09/15/21 (204)
USD 1,135,951 CNY 7,388,000 Morgan Stanley & Co. International plc 09/15/21 (45)
(23,830)
$ 58,319
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
EUR Currency ............... One-Touch Bank of America NA 07/16/21 USD 1.25 USD 1.25 EUR 6 $ 3
Put
USD Currency ............... Down and Out
Morgan Stanley & Co.
International plc 07/02/21 BRL 5.02 BRL 4.84 USD 164 1,581
$ 1,584
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 10 Year Note ..................... 4 07/23/21 USD 131.00 USD 400 $ 438
90-day Eurodollar September 2021 Futures .......... 144 09/10/21 USD 99.75 USD 36,000 44,100
90-day Eurodollar September 2021 Futures .......... 440 09/10/21 USD 99.38 USD 110,000 423,500
90-day Eurodollar December 2021 Futures .......... 625 12/10/21 USD 99.38 USD 156,250 132,813
$ 600,851

BlackRock Balanced Capital Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ........................... Bank of America NA 07/05/21 PLN 4.50 EUR 68 $ 425
USD Currency ........................... Goldman Sachs International 07/08/21 MXN 21.00 USD 123 20
USD Currency ........................... Morgan Stanley & Co. International plc 07/12/21 ZAR 13.70 USD 82 3,523
USD Currency ........................... Bank of America NA 07/14/21 JPY 110.50 USD 164 1,219
EUR Currency ........................... BNP Paribas SA 07/16/21 USD 1.23 EUR 100 4
USD Currency ........................... Bank of America NA 07/21/21 KRW 1,132.00 USD 88 414
USD Currency ........................... BNP Paribas SA 08/02/21 ZAR 14.65 USD 72 665
6,270
Put
USD Currency ........................... Deutsche Bank AG 07/02/21 IDR 14,450.00 USD 102 30
USD Currency ........................... Morgan Stanley & Co. International plc 07/02/21 BRL 5.18 USD 102 4,133
USD Currency ........................... Morgan Stanley & Co. International plc 07/02/21 MXN 19.80 USD 204 206
USD Currency ........................... Bank of America NA 07/08/21 RUB 71.80 USD 82 35
USD Currency ........................... BNP Paribas SA 07/08/21 ZAR 14.00 USD 102 111
USD Currency ........................... Deutsche Bank AG 07/08/21 MXN 19.50 USD 82 31
USD Currency ........................... Deutsche Bank AG 07/08/21 BRL 5.18 USD 102 4,179
USD Currency ........................... Morgan Stanley & Co. International plc 07/09/21 MXN 19.85 USD 82 340
USD Currency ........................... BNP Paribas SA 07/12/21 ZAR 13.60 USD 82 12
USD Currency ........................... Barclays Bank plc 07/14/21 BRL 5.08 USD 103 2,590
USD Currency ........................... Bank of America NA 07/16/21 RUB 73.75 USD 82 1,010
EUR Currency ........................... UBS AG 07/20/21 USD 1.18 EUR 138 609
USD Currency ........................... Bank of America NA 07/21/21 KRW 1,110.00 USD 88 76
EUR Currency ........................... Standard Chartered Bank 07/29/21 USD 1.18 EUR 138 521
GBP Currency ........................... Deutsche Bank AG 07/29/21 USD 1.38 GBP 118 749
USD Currency ........................... BNP Paribas SA 08/02/21 BRL 5.05 USD 82 2,107
16,739
$ 23,009
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 10 Year Note ...................... 2 07/23/21 USD 133.50 USD 200 $ (344)
Put
U.S. Treasury 10 Year Note ...................... 2 07/23/21 USD 129.00 USD 200 (31)
90-day Eurodollar September 2021 Futures ........... 144 09/10/21 USD 99.50 USD 36,000 (9,000)
90-day Eurodollar September 2021 Futures ........... 197 09/10/21 USD 99.00 USD 49,250 (60,331)
90-day Eurodollar September 2021 Futures ........... 243 09/10/21 USD 99.13 USD 60,750 (113,906)
(183,268)
$ (183,612)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. Deutsche Bank AG 07/02/21 IDR 14,800.00 USD 82 $ (4)
USD Currency ............................. Morgan Stanley & Co. International plc 07/12/21 ZAR 14.10 USD 123 (2,233)
EUR Currency ............................. BNP Paribas SA 07/16/21 USD 1.25 EUR 152 (1)
USD Currency ............................. BNP Paribas SA 08/02/21 BRL 5.40 USD 51 (136)
USD Currency ............................. Citibank NA 08/02/21 ZAR 14.00 USD 102 (3,087)
–
(5,461)
–

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Currency Options Written (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
USD Currency ............................. Morgan Stanley & Co. International plc 07/02/21 MXN 19.40 USD 306 $ (1)
USD Currency ............................. Deutsche Bank AG 07/08/21 BRL 4.99 USD 102 (1,050)
USD Currency ............................. Bank of America NA 07/08/21 RUB 71.00 USD 82 (6)
USD Currency ............................. BNP Paribas SA 07/08/21 ZAR 13.50 USD 102 (3)
USD Currency ............................. Morgan Stanley & Co. International plc 07/09/21 MXN 19.45 USD 102 (33)
USD Currency ............................. BNP Paribas SA 07/12/21 ZAR 13.25 USD 123 (2)
USD Currency ............................. Barclays Bank plc 07/14/21 BRL 4.93 USD 103 (726)
USD Currency ............................. Bank of America NA 07/16/21 RUB 72.20 USD 122 (316)
–
(2,137)
–
$ (7,598)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1.68% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 10/20/21 1.68 % USD 150 $ (3,841)
10-Year Interest Rate Swap
(a)
1.68% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/20/21 1.68 USD 3,688 (94,434)
10-Year Interest Rate Swap
(a)
1.72% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 10/20/21 1.72 USD 150 (4,258)
10-Year Interest Rate Swap
(a)
1.72% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 10/20/21 1.72 USD 3,688 (104,690)
10-Year Interest Rate Swap
(a)
1.70% Semi-Annual 3 month LIBOR Quarterly Citibank NA 11/03/21 1.70 USD 1,920 (51,659)
10-Year Interest Rate Swap
(a)
1.75% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 11/03/21 1.75 USD 1,920 (58,685)
10-Year Interest Rate Swap
(a)
1.56% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 12/21/21 1.56 USD 1,119 (22,336)
(339,903)
Put
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.68% Semi-Annual Bank of America NA 10/20/21 1.68 USD 150 (1,233)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.68% Semi-Annual Deutsche Bank AG 10/20/21 1.68 USD 3,688 (30,320)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.72% Semi-Annual Bank of America NA 10/20/21 1.72 USD 150 (1,080)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.72% Semi-Annual
Morgan Stanley & Co.
International plc 10/20/21 1.72 USD 3,688 (26,563)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.70% Semi-Annual Citibank NA 11/03/21 1.70 USD 1,920 (16,963)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.75% Semi-Annual
Goldman Sachs
International 11/03/21 1.75 USD 1,920 (14,417)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.56% Semi-Annual
Morgan Stanley & Co.
International plc 12/21/21 1.56 USD 1,119 (18,801)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.04% Semi-Annual Barclays Bank plc 06/15/26 3.04 USD 3,303 (43,266)
(152,643)
$ (492,546)
(a)
Forward settling swaption.

BlackRock Balanced Capital Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.74% Annual 6 month WIBOR Semi-Annual N/A 06/17/23 PLN 958 $ 349 $ — $ 349
0.72% Annual 6 month WIBOR Semi-Annual N/A 06/17/23 PLN 958 424 — 424
0.76% Annual 6 month WIBOR Semi-Annual N/A 06/18/23 PLN 663 175 — 175
0.83% Semi-Annual 6 month WIBOR Semi-Annual N/A 06/22/23 PLN 1,547 (147) — (147)
0.51% Semi-Annual 3 month LIBOR Quarterly N/A 04/07/24 USD 487 (278) — (278)
5.88% Quarterly 3 month JIBAR Quarterly N/A 06/16/26 ZAR 1,316 294 — 294
5.84% Quarterly 3 month JIBAR Quarterly N/A 06/16/26 ZAR 1,018 350 — 350
1.54% Semi-Annual 3 month LIBOR Quarterly N/A 05/28/31 USD 81 (748) — (748)
1.60% Semi-Annual 3 month LIBOR Quarterly N/A 06/01/31 USD 16 (231) — (231)
2.18% Semi-Annual 3 month LIBOR Quarterly 06/17/26
(a)
06/17/31 USD 3,303 (29,036) (235) (28,801)
$ (28,848) $ (235) $ (28,613)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination 2.47% At Termination 04/26/31 USD 1,677 $ (16,268) $ — $ (16,268)
1 month USCPI At Termination 2.64% At Termination 05/21/31 USD 900 9,862 — 9,862
1 month USCPI At Termination 2.64% At Termination 05/21/31 USD 900 10,216 — 10,216
UK Retail Price Index All
Items Monthly At Termination 3.35% At Termination 12/15/40 GBP 15 (1,604) — (1,604)
UK Retail Price Index All
Items Monthly At Termination 3.38% At Termination 12/15/40 GBP 165 (15,467) — (15,467)
UK Retail Price Index All
Items Monthly At Termination 3.35% At Termination 01/15/41 GBP 8 (956) — (956)
$ (14,217) $ — $ (14,217)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Federative Republic of Brazil .. 1.00 % Quarterly Barclays Bank plc 06/20/26 USD 387 $ 11,855 $ 21,203 $ (9,348)
Federative Republic of Brazil .. 1.00 Quarterly Goldman Sachs International 06/20/26 USD 50 1,533 1,594 (61)
Federative Republic of Brazil .. 1.00 Quarterly Goldman Sachs International 06/20/26 USD 30 920 956 (36)
Federative Republic of Brazil .. 1.00 Quarterly Goldman Sachs International 06/20/26 USD 30 920 956 (36)
Federative Republic of Brazil .. 1.00 Quarterly Goldman Sachs International 06/20/26 USD 30 920 956 (36)
Federative Republic of Brazil .. 1.00 Quarterly Goldman Sachs International 06/20/26 USD 72 2,208 2,279 (71)
Republic of Colombia ....... 1.00 Quarterly BNP Paribas SA 06/20/26 USD 10 171 180 (9)
Republic of Colombia ....... 1.00 Quarterly BNP Paribas SA 06/20/26 USD 30 512 530 (18)
Republic of Colombia ....... 1.00 Quarterly Citibank NA 06/20/26 USD 28 477 478 (1)
Republic of Colombia ....... 1.00 Quarterly Citibank NA 06/20/26 USD 28 477 452 25
Republic of Colombia ....... 1.00 Quarterly Citibank NA 06/20/26 USD 46 784 818 (34)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 20 341 374 (33)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 30 512 596 (84)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 20 341 383 (42)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 20 341 398 (57)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 32 546 636 (90)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 30 512 596 (84)

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Republic of Colombia ....... 1.00 % Quarterly Goldman Sachs International 06/20/26 USD 20 $ 341 $ 374 $ (33)
Republic of Indonesia ....... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/26 USD 310 (3,914) (1,700) (2,214)
Republic of South Africa ..... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 66 2,643 4,447 (1,804)
Republic of South Africa ..... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 115 4,589 7,722 (3,133)
Republic of South Africa ..... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 781 31,285 52,650 (21,365)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 30 (99) (86) (13)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 30 (99) (29) (70)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 58 (192) 14 (206)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 30 (99) (65) (34)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 30 (99) (58) (41)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 30 (99) — (99)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 30 (99) (51) (48)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 30 (99) (65) (34)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 40 (133) (87) (46)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 40 (133) (87) (46)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 40 (133) (58) (75)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 30 (99) (43) (56)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 40 (133) (58) (75)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 28 (93) (27) (66)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 30 (99) (22) (77)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 30 (99) (14) (85)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/26 USD 49 (162) (118) (44)
United Mexican States ...... 1.00 Quarterly BNP Paribas SA 06/20/26 USD 30 (99) (29) (70)
United Mexican States ...... 1.00 Quarterly BNP Paribas SA 06/20/26 USD 30 (99) (36) (63)
United Mexican States ...... 1.00 Quarterly Citibank NA 06/20/26 USD 30 (99) (87) (12)
United Mexican States ...... 1.00 Quarterly Citibank NA 06/20/26 USD 30 (99) (94) (5)
United Mexican States ...... 1.00 Quarterly Citibank NA 06/20/26 USD 30 (99) (87) (12)
United Mexican States ...... 1.00 Quarterly Citibank NA 06/20/26 USD 30 (99) (79) (20)
United Mexican States ...... 1.00 Quarterly Citibank NA 06/20/26 USD 38 (126) (64) (62)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 30 (99) (15) (84)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 30 (99) (22) (77)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 30 (99) (15) (84)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 30 (99) (72) (27)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 30 (99) (72) (27)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 20 (66) (10) (56)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 42 (139) 10 (149)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 30 (99) (79) (20)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 20 (66) (72) 6
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/26 USD 30 (99) (72) (27)
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/26 USD 483 (1,600) 3,027 (4,627)
CMBX.NA.9.AAA .......... 0.50 Monthly Credit Suisse International 09/17/58 USD 60 (652) 736 (1,388)
CMBX.NA.9.AAA .......... 0.50 Monthly Deutsche Bank AG 09/17/58 USD 50 (543) 622 (1,165)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 110 (1,195) 1,453 (2,648)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 40 (434) 491 (925)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 50 (543) 613 (1,156)
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 2 155 107 48
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 84 (329) (66) (263)
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 38 (148) (6) (142)
CMBX.NA.6.BBB- ......... 3.00 Monthly JPMorgan Securities LLC 05/11/63 USD 20 5,281 1,788 3,493
$ – $ – $ –
$ 54,653 $ 103,894 $ (49,241)
$ – $ – $ –

BlackRock Balanced Capital Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.3.AM ....... 0.50 % Monthly
Credit Suisse
International 12/13/49 NR USD — $ — $ (6) $ 6
CMBX.NA.3.AM ....... 0.50 Monthly
Goldman Sachs
International 12/13/49 NR USD — — (13) 13
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 NR USD 7 (541) (784) 243
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 NR USD 5 (440) (398) (42)
CMBX.NA.6.BBB- ..... 3.00 Monthly
Credit Suisse
International 05/11/63 BBB- USD 20 (5,289) (1,477) (3,812)
$ (6,270) $ (2,678) $ (3,592)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.42% Semi-Annual 1 day CLICP Semi-Annual Bank of America NA 04/01/23 CLP 180,449 $ 3,610 $ — $ 3,610
1 day CLICP Semi-Annual 1.65% Semi-Annual Bank of America NA 05/28/23 CLP 180,449 (3,680) — (3,680)
1 day
BZDIOVER At Termination 7.21% At Termination Citibank NA 01/02/24 BRL 1,728 (2,920) — (2,920)
1 day
BZDIOVER At Termination 7.61% At Termination Citibank NA 01/02/24 BRL 975 (171) — (171)
1 day
BZDIOVER At Termination 7.70% At Termination Citibank NA 01/02/24 BRL 127 31 — 31
1 day
BZDIOVER At Termination 8.29% At Termination JPMorgan Chase Bank NA 01/02/29 BRL 540 (2,094) — (2,094)
1 day
BZDIOVER At Termination 8.42% At Termination Citibank NA 01/02/29 BRL 392 (878) — (878)
$ (6,102) $ — $ (6,102)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.02%
1 day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.00
1 month USCPI ....................................... U.S. Consumer Price Index 5.40
3 month JIBAR ....................................... Johannesburg Interbank Average Rate 3.69
3 month LIBOR ....................................... London Interbank Offered Rate 0.15
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 0.15
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ — $ (235) $ 21,670 $ (64,500) $ —
OTC Swaps ..................................................... 107,439 (6,223) 7,475 (66,410) —
Options Written ................................................... N/A N/A 173,139 (125,903) (683,756)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 195,946 $ — $ 309,389 $ — $ 505,335
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 82,149 — — 82,149
Options purchased
Investments at value — unaffiliated
(b)
........... — — — 24,593 600,851 — 625,444
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 1,592 20,078 21,670
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 111,273 — — 3,641 — 114,914
$ — $ 111,273 $ 195,946 $ 106,742 $ 915,473 $ 20,078 $ 1,349,512
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 210,010 — 210,010
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 23,830 — — 23,830
Options written
(c)
Options written at value ..................... — — — 7,598 676,158 — 683,756
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 30,205 34,295 64,500
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 62,890 — — 9,743 — 72,633
$ — $ 62,890 $ — $ 31,428 $ 926,116 $ 34,295 $ 1,054,729
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
(c)
Includes forward settling swaptions.
For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ 3,665,117 $ — $ (1,437,615) $ — $ 2,227,502
Forward foreign currency exchange contracts .... — — — (282,001) — — (282,001)
Options purchased
(a)
.................... — — (10,301) (308,582) 43,010 — (275,873)
Options written ........................ — — 15,313 153,422 (25,562) — 143,173
Swaps .............................. — (65,334) — — (96,790) (189,036) (351,160)
$ — $ (65,334) $ 3,670,129 $ (437,161) $ (1,516,957) $ (189,036) $ 1,461,641
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — (303,618) — 74,111 — (229,507)
Forward foreign currency exchange contracts .... — — — 146,202 — — 146,202
Options purchased
(b)
.................... — — — (82,821) 368,700 — 285,879
Options written ........................ — — — 1,751 46,129 — 47,880
Swaps .............................. — 39,028 — — (77,249) (13,970) (52,191)
$ — $ 39,028 $ (303,618) $ 65,132 $ 411,691 $ (13,970) $ 198,263
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

BlackRock Balanced Capital Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 75,046,783
Average notional value of contracts — short ................................................................................. 29,355,132
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 9,547,453
Average amounts sold — in USD ........................................................................................ 2,283,579
Options:
Average value of option contracts purchased ................................................................................ 989,398
Average value of option contracts written ................................................................................... 516,490
Average notional value of swaption contracts purchased ......................................................................... —
(a)
Average notional value of swaption contracts written ........................................................................... 14,810,538
Credit default swaps:
Average notional value — buy protection ................................................................................... 3,767,033
Average notional value — sell protection ................................................................................... 32,265
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 8,495,032
Average notional value — receives fixed rate ................................................................................ 1,773,494
Inflation swaps:
Average notional value — pays fixed rate ................................................................................... 2,608,500
Average notional value — receives fixed rate ................................................................................ 324,413
Total return swaps:
Average notional value ............................................................................................... —
(a)
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Futures contracts .................................................................................... $ 140,746 $ 100,867
Forward foreign currency exchange contracts ................................................................. 82,149 23,830
Options
(a)(b)
........................................................................................ 625,444 683,756
Swaps — Centrally cleared ............................................................................. — 11,779
Swaps — OTC
(c)
.................................................................................... 114,914 72,633
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 963,253 $ 892,865
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(741,597) (296,258)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 221,656 $ 596,607
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
ANZ Banking Group Ltd. ........................... $ 1,561 $ — $ — $ — $ 1,561
Bank of America NA .............................. 6,989 (6,989) — — —
Barclays Bank plc ................................ 25,196 (25,196) — — —
BNP Paribas SA ................................. 6,858 (2,415) — — 4,443
Citibank NA .................................... 54,180 (54,180) — — —
Commonwealth Bank of Australia ..................... 312 — — — 312
Credit Suisse International .......................... 742 (742) — — —
Deutsche Bank AG ............................... 8,534 (8,534) — — —
Goldman Sachs International ........................ 76,143 (76,143) — — —
HSBC Bank plc .................................. 2,154 (1,496) — — 658
JPMorgan Chase Bank NA .......................... 8,676 (7,235) — — 1,441
JPMorgan Securities LLC ........................... 5,281 (440) — — 4,841
Morgan Stanley & Co. International plc .................. 17,979 (17,979) — — —
Natwest Markets plc .............................. 1,541 — — — 1,541
Standard Chartered Bank ........................... 1,314 — — — 1,314
UBS AG ...................................... 4,196 (23) — — 4,173
$ 221,656 $ (201,372) $ — $ — $ 20,284
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(d)
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 16,784 $ (6,989) $ — $ — $ 9,795
Barclays Bank plc ................................ 55,323 (25,196) — — 30,127
BNP Paribas SA ................................. 2,415 (2,415) — — —
Citibank NA .................................... 88,902 (54,180) — — 34,722
Credit Suisse International .......................... 6,683 (742) — — 5,941
Deutsche Bank AG ............................... 128,234 (8,534) — — 119,700
Goldman Sachs International ........................ 103,006 (76,143) — — 26,863
HSBC Bank plc .................................. 1,496 (1,496) — — —
JPMorgan Chase Bank NA .......................... 7,235 (7,235) — — —
JPMorgan Securities LLC ........................... 440 (440) — — —
Morgan Stanley & Co. International plc .................. 186,045 (17,979) — (168,066) —
Royal Bank of Canada ............................. 21 — — — 21
UBS AG ...................................... 23 (23) — — —
$ 596,607 $ (201,372) $ — $ (168,066) $ 227,169
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock Balanced Capital Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Fair Value Hierarchy as of Peri od End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities .................................... $ — $ 8,581,721 $ 490,331 $ 9,072,052
Common Stocks ......................................... 323,667,799 — — 323,667,799
Corporate Bonds:
Aerospace & Defense .................................... — 3,496,587 — 3,496,587
Air Freight & Logistics .................................... — 714,560 — 714,560
Airlines .............................................. — 1,101,451 — 1,101,451
Auto Components ...................................... — 57,402 — 57,402
Automobiles .......................................... — 908,422 — 908,422
Banks ............................................... — 10,543,748 — 10,543,748
Beverages ........................................... — 1,496,309 — 1,496,309
Biotechnology ......................................... — 1,776,705 — 1,776,705
Building Products ....................................... — 189,397 — 189,397
Capital Markets ........................................ — 5,049,244 — 5,049,244
Chemicals ............................................ — 885,175 — 885,175
Commercial Services & Supplies ............................. — 794,393 — 794,393
Communications Equipment ................................ — 406,234 — 406,234
Construction & Engineering ................................ — 201,750 — 201,750
Consumer Finance ...................................... — 1,203,260 — 1,203,260
Containers & Packaging .................................. — 96,609 — 96,609
Distributors ........................................... — 56,122 — 56,122
Diversified Financial Services ............................... — 764,461 — 764,461
Diversified Telecommunication Services ........................ — 2,860,141 — 2,860,141
Electric Utilities ........................................ — 4,699,881 — 4,699,881
Electronic Equipment, Instruments & Components ................. — 42,286 — 42,286
Energy Equipment & Services .............................. — 105 — 105
Entertainment ......................................... — 396,668 — 396,668
Equity Real Estate Investment Trusts (REITs) .................... — 1,781,775 — 1,781,775
Food & Staples Retailing .................................. — 255,741 — 255,741
Food Products ......................................... — 367,895 — 367,895
Gas Utilities ........................................... — 266,096 — 266,096
Health Care Equipment & Supplies ........................... — 64,590 — 64,590
Health Care Providers & Services ............................ — 2,941,447 — 2,941,447
Hotels, Restaurants & Leisure .............................. — 1,070,064 — 1,070,064
Household Durables ..................................... — 220,146 — 220,146
Household Products ..................................... — 21,520 — 21,520
Independent Power and Renewable Electricity Producers ............ — 11,991 — 11,991
Industrial Conglomerates .................................. — 45,362 — 45,362
Insurance ............................................ — 861,366 — 861,366
Internet & Direct Marketing Retail ............................ — 362,903 — 362,903
IT Services ........................................... — 1,462,202 — 1,462,202
Leisure Products ....................................... — 133,747 — 133,747
Life Sciences Tools & Services .............................. — 561,249 — 561,249
Machinery ............................................ — 339,391 — 339,391
Media ............................................... — 2,579,058 — 2,579,058
Metals & Mining ........................................ — 623,607 — 623,607
Multi-Utilities .......................................... — 333,473 — 333,473
Oil, Gas & Consumable Fuels ............................... — 4,882,819 — 4,882,819
Paper & Forest Products .................................. — 179,614 — 179,614
Pharmaceuticals ....................................... — 1,093,460 — 1,093,460
Road & Rail ........................................... — 1,589,164 — 1,589,164
Semiconductors & Semiconductor Equipment .................... — 2,355,041 — 2,355,041
Software ............................................. — 1,619,723 — 1,619,723
Specialty Retail ........................................ — 594,922 — 594,922
Technology Hardware, Storage & Peripherals .................... — 596,387 — 596,387
Textiles, Apparel & Luxury Goods ............................ — 56,107 — 56,107

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Thrifts & Mortgage Finance ................................ $ — $ 315,381 $ — $ 315,381
Tobacco ............................................. — 1,394,554 — 1,394,554
Trading Companies & Distributors ............................ — 336,494 — 336,494
Transportation Infrastructure ............................... — 210,288 — 210,288
Wireless Telecommunication Services ......................... — 1,224,332 — 1,224,332
Floating Rate Loan Interests ................................. — — 9,400 9,400
Foreign Agency Obligations ................................. — 692,307 — 692,307
Foreign Government Obligations .............................. — 13,774,446 — 13,774,446
Investment Companies .................................... 1,479,072 — — 1,479,072
Municipal Bonds ......................................... — 1,365,410 — 1,365,410
Non-Agency Mortgage-Backed Securities ........................ — 4,709,920 8,500 4,718,420
Other Interests .......................................... — — — —
Capital Trusts ........................................... — 911,787 — 911,787
U.S. Government Sponsored Agency Securities .................... — 87,936,275 — 87,936,275
U.S. Treasury Obligations ................................... — 33,381,424 — 33,381,424
Short-Term Securities:
Borrowed Bond Agreements ................................. — 4,714,305 — 4,714,305
Money Market Funds ...................................... 25,541,552 — — 25,541,552
Options Purchased:
Foreign currency exchange contracts ........................... — 24,593 — 24,593
Interest rate contracts ...................................... 600,851 — — 600,851
Liabilities:
Investments:
Borrowed Bonds ......................................... — (4,702,429) — (4,702,429)
TBA Sale Commitments .................................... — (28,325,676) — (28,325,676)
$ 351,289,274 $ 191,556,902 $ 508,231 $ 543,354,407
Investments valued at NAV
(a)
...................................... 26,321,858
$ —
$ 569,676,265
$ —
Derivative Financial Instruments
(b)
Assets:
Credit contracts ........................................... $ — $ 3,834 $ — $ 3,834
Equity contracts ........................................... 195,946 — — 195,946
Foreign currency exchange contracts ............................ — 82,149 — 82,149
Interest rate contracts ....................................... 309,389 5,233 — 314,622
Other contracts ........................................... — 20,078 — 20,078
Liabilities:
Credit contracts ........................................... — (56,667) — (56,667)
Foreign currency exchange contracts ............................ — (31,428) — (31,428)
Interest rate contracts ....................................... (393,622) (532,494) — (926,116)
Other contracts ........................................... — (34,295) — (34,295)
$ 111,713 $ (543,590) $ — $ (431,877)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BlackRock Capital Appreciation Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2021
Security
Shares
Shares Value
Common Stocks — 99.2%
Aerospace & Defense — 1.2%
TransDigm Group, Inc.
(a)
.............. 5,065 $ 3,278,524
Capital Markets — 4.3%
Morgan Stanley .................... 38,694 3,547,853
S&P Global, Inc.
(b)
.................. 19,378 7,953,700
11,501,553
Chemicals — 1.3%
Sherwin-Williams Co. (The) ............ 12,773 3,480,004
Containers & Packaging — 0.5%
Ball Corp. ........................ 17,437 1,412,746
Entertainment — 3.9%
(a)
Netflix, Inc. ....................... 11,015 5,818,233
Sea Ltd., ADR ..................... 17,188 4,719,825
10,538,058
Health Care Equipment & Supplies — 2.3%
Danaher Corp. .................... 15,485 4,155,555
Intuitive Surgical, Inc.
(a)
............... 2,193 2,016,770
6,172,325
Health Care Providers & Services — 1.5%
UnitedHealth Group, Inc. .............. 10,136 4,058,860
Hotels, Restaurants & Leisure — 0.6%
Domino's Pizza, Inc. ................. 3,484 1,625,251
Industrial Conglomerates — 1.6%
Roper Technologies, Inc. .............. 9,377 4,409,065
Interactive Media & Services — 11.8%
Alphabet, Inc., Class A
(a)
.............. 4,864 11,876,866
Facebook, Inc., Class A
(a)
............. 28,049 9,752,918
Match Group, Inc.
(a)
................. 5,889 949,601
Snap, Inc., Class A
(a)
................ 90,190 6,145,547
Tencent Holdings Ltd. ................ 39,700 2,989,113
31,714,045
Internet & Direct Marketing Retail — 12.0%
(a)
Amazon.com, Inc. .................. 6,824 23,475,652
Etsy, Inc. ........................ 15,785 3,249,184
MercadoLibre , Inc. .................. 3,601 5,609,602
32,334,438
IT Services — 12.5%
Fidelity National Information Services, Inc. .. 10,649 1,508,644
Mastercard , Inc., Class A .............. 26,004 9,493,800
PayPal Holdings, Inc.
(a)
............... 16,699 4,867,425
Shopify, Inc., Class A
(a)
............... 2,239 3,271,134
Visa, Inc., Class A .................. 46,411 10,851,820
Wix.com Ltd.
(a)
..................... 12,360 3,587,861
33,580,684
Life Sciences Tools & Services — 1.0%
Lonza Group AG (Registered) .......... 3,615 2,562,879
Machinery — 0.7%
Fortive Corp. ...................... 28,252 1,970,294
Metals & Mining — 0.6%
Freeport-McMoRan, Inc. .............. 43,552 1,616,215
Multiline Retail — 0.9%
Dollar Tree, Inc.
(a)
................... 25,430 2,530,285
Pharmaceuticals — 2.7%
AstraZeneca plc, ADR
(b)
.............. 29,329 1,756,807
Eli Lilly & Co. ..................... 5,707 1,309,871
Security
Shares
Shares Value
Pharmaceuticals (continued)
Zoetis, Inc. ....................... 22,045 $ 4,108,306
7,174,984
Professional Services — 2.3%
CoStar Group, Inc.
(a)
................. 33,800 2,799,316
TransUnion ....................... 31,305 3,437,602
6,236,918
Road & Rail — 0.7%
Union Pacific Corp. ................. 8,607 1,892,937
Semiconductors & Semiconductor Equipment — 9.0%
Analog Devices, Inc.
(b)
............... 36,285 6,246,826
ASML Holding NV (Registered), NYRS .... 12,008 8,295,607
Marvell Technology, Inc. .............. 96,538 5,631,061
NVIDIA Corp. ..................... 5,240 4,192,524
24,366,018
Software — 19.0%
Adobe, Inc.
(a)
...................... 11,181 6,548,041
Autodesk, Inc.
(a)
.................... 12,013 3,506,595
Crowdstrike Holdings, Inc., Class A
(a)
...... 5,373 1,350,289
Intuit, Inc. ........................ 15,718 7,704,492
Microsoft Corp. .................... 79,669 21,582,332
RingCentral, Inc., Class A
(a)
............ 8,982 2,609,989
ServiceNow , Inc.
(a)
.................. 14,178 7,791,520
51,093,258
Specialty Retail — 1.4%
Lowe's Cos., Inc. ................... 10,810 2,096,816
TJX Cos., Inc. (The) ................. 26,204 1,766,673
3,863,489
Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc. ....................... 61,915 8,479,878
Textiles, Apparel & Luxury Goods — 3.5%
LVMH Moet Hennessy Louis Vuitton SE .... 3,225 2,536,969
NIKE, Inc., Class B ................. 45,039 6,958,075
9,495,044
Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.
(a)
.................. 13,114 1,899,301
Total Common Stocks — 99.2%
(Cost: $144,203,287) ............................. 267,287,053
Preferred Stocks — 0.7%
Media — 0.7%
Bytedance Ltd. Series E-1 (Acquired 11/11/20,
cost $1,164,993)
(c)(d)
............... 10,632 1,803,560
Total Preferred Stocks — 0.7%
(Cost: $1,164,993) .............................. 1,803,560
Total Long-Term Investments — 99.9%
(Cost: $145,368,280) ............................. 269,090,613

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Capital Appreciation Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Short-Term Securities — 3.9%
(e)(f)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01% ................... 546,316 $ 546,316
SL Liquidity Series, LLC, Money Market Series,
0.13%
(g)
....................... 9,992,406 9,995,404
Total Short-Term Securities — 3.9%
(Cost: $10,541,720) .............................. 10,541,720
Total Investments — 103.8%
(Cost: $155,910,000 ) ............................. 279,632,333
Liabilities in Excess of Other Assets — (3.8)% ............ (10,234,982)
Net Assets — 100.0% .............................. $ 269,397,351
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,803,560, representing 0.67% of its net assets as of period end, and an original cost of $1,164,993.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/21
Shares
Held at
06/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,153,780 $ — $ (607,464) $ — $ — $ 546,316 546,316 $ 85 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 4,996,750 4,999,080 — (426) — 9,995,404 9,992,406 14,260
(b)
—
$ (426) $ — $ 10,541,720 $ 14,345 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Capital Appreciation Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense .................................... $ 3,278,524 $ — $ — $ 3,278,524
Capital Markets ........................................ 11,501,553 — — 11,501,553
Chemicals ............................................ 3,480,004 — — 3,480,004
Containers & Packaging .................................. 1,412,746 — — 1,412,746
Entertainment ......................................... 10,538,058 — — 10,538,058
Health Care Equipment & Supplies ........................... 6,172,325 — — 6,172,325
Health Care Providers & Services ............................ 4,058,860 — — 4,058,860
Hotels, Restaurants & Leisure .............................. 1,625,251 — — 1,625,251
Industrial Conglomerates .................................. 4,409,065 — — 4,409,065
Interactive Media & Services ............................... 28,724,932 2,989,113 — 31,714,045
Internet & Direct Marketing Retail ............................ 32,334,438 — — 32,334,438
IT Services ........................................... 33,580,684 — — 33,580,684
Life Sciences Tools & Services .............................. — 2,562,879 — 2,562,879
Machinery ............................................ 1,970,294 — — 1,970,294
Metals & Mining ........................................ 1,616,215 — — 1,616,215
Multiline Retail ......................................... 2,530,285 — — 2,530,285
Pharmaceuticals ....................................... 7,174,984 — — 7,174,984
Professional Services .................................... 6,236,918 — — 6,236,918
Road & Rail ........................................... 1,892,937 — — 1,892,937
Semiconductors & Semiconductor Equipment .................... 24,366,018 — — 24,366,018
Software ............................................. 51,093,258 — — 51,093,258
Specialty Retail ........................................ 3,863,489 — — 3,863,489
Technology Hardware, Storage & Peripherals .................... 8,479,878 — — 8,479,878
Textiles, Apparel & Luxury Goods ............................ 6,958,075 2,536,969 — 9,495,044
Wireless Telecommunication Services ......................... 1,899,301 — — 1,899,301
Preferred Stocks ......................................... — — 1,803,560 1,803,560
Short-Term Securities ....................................... 546,316 — — 546,316
$ 259,744,408 $ 8,088,961 $ 1,803,560 $ 269,636,929
Investments valued at NAV
(a)
...................................... 9,995,404
$ —
$ 279,632,333
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
June 30, 2021
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities — 2.2%
Cayman Islands — 0.2%
(a)
Elmwood CLO II Ltd., Series 2019-2A,
Class BR, (LIBOR USD 3 Month +
1.65%), 1.84%, 04/20/34
(b)
..... USD 250 $ 250,000
Loanpal Solar Loan Ltd., Series 2020-
2GF, Class A, 2.75%, 07/20/47 .. 35 36,494
Voya CLO Ltd., Series 2017-3A, Class
A1R, (LIBOR USD 3 Month +
1.04%), 1.23%, 04/20/34
(b)(c)
.... 150 150,000
436,494
Ireland — 0.1%
OCP Euro CLO DAC, Series 2017-2X,
Class B, (EURIBOR 3 Month +
1.35%), 1.35%, 01/15/32
(b)
..... EUR 100 118,656
United States — 1.9%
AccessLex Institute, Series 2007-A,
Class A3, (LIBOR USD 3 Month +
0.30%), 0.45%, 05/25/36
(b)
..... USD 32 31,921
ACRES Commercial Realty Ltd., Series
2021-FL1, Class A, (LIBOR USD 1
Month + 1.20%), 1.27%, 06/15/36
(a)(b)
100 100,063
Battalion CLO 18 Ltd.
(a)(b)
:
Series 2020-18A, Class A1, (LIBOR
USD 3 Month + 1.80%), 1.98%,
10/15/32 ............... 250 250,699
Series 2020-18A, Class B, (LIBOR
USD 3 Month + 2.30%), 2.48%,
10/15/32 ............... 250 250,742
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 120 119,944
Lendmark Funding Trust, Series 2021-
1A, Class A, 1.90%, 11/20/31
(a)
.. 100 100,897
Mariner Finance Issuance Trust,
Series 2020-AA, Class A, 2.19%,
08/21/34
(a)
................ 100 101,712
Mercury Financial Credit Card Master
Trust, Series 2021-1A, Class A,
1.54%, 03/20/26
(a)
........... 193 193,583
Mosaic Solar Loans LLC, Series 2021-
2A, Class A, 1.64%, 04/22/47
(a)
.. 100 99,399
Navient Private Education Refi Loan
Trust
(a)
:
Series 2021-DA, Class A, (US Prime
Rate - 1.99%), 0.10%, 04/15/60
(b)
144 142,414
Series 2021-DA, Class C, 3.48%,
04/15/60
(c)
.............. 110 110,000
Nelnet Student Loan Trust
(a)
:
Series 2021-A, Class A1, (LIBOR
USD 1 Month + 0.80%), 0.90%,
04/20/62
(b)
.............. 230 230,363
Series 2021-A, Class A2, (LIBOR
USD 1 Month + 1.03%), 1.13%,
04/20/62
(b)
.............. 181 181,403
Series 2021-A, Class B2, 2.85%,
04/20/62 ............... 200 203,946
Series 2021-A, Class C, 3.75%,
04/20/62 ............... 100 100,778
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 100 100,717
Series 2021-BA, Class AFX, 1.42%,
04/20/62 ............... 105 105,482
Series 2021-BA, Class B, 2.68%,
04/20/62 ............... 205 205,377
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... USD 100 $ 100,208
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)(c)
............... 169 171,535
SLM Private Credit Student Loan
Trust
(b)
:
Series 2005-B, Class A4, (LIBOR
USD 3 Month + 0.33%), 0.45%,
06/15/39 ............... 148 143,945
Series 2006-A, Class A5, (LIBOR
USD 3 Month + 0.29%), 0.41%,
06/15/39 ............... 53 51,474
Series 2007-A, Class A4A, (LIBOR
USD 3 Month + 0.24%), 0.36%,
12/16/41 ............... 61 59,324
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (LIBOR
USD 1 Month + 4.75%), 4.82%,
10/15/41
(a)(b)
............... 168 187,342
SMB Private Education Loan Trust
(a)
:
Series 2021-A, Class B, 2.31%,
01/15/53 ............... 100 101,366
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 204 205,660
Series 2021-A, Class D1, 3.86%,
01/15/53 ............... 100 99,507
Series 2021-C, Class A2, (LIBOR
USD 1 Month + 0.80%), 0.89%,
01/15/53
(b)
.............. 110 110,000
3,859,801
Total Asset-Backed Securities — 2.2%
(Cost: $4,370,774) .............................. 4,414,951
Shares
Shares
Common Stocks — 72.0%
Argentina — 0.4%
MercadoLibre, Inc.
(d)
............ 549 855,227
Australia — 0.3%
Australia & New Zealand Banking
Group Ltd. ................ 216 4,559
BHP Group Ltd. ............... 120 4,366
BHP Group plc ............... 5,949 176,037
Commonwealth Bank of Australia ... 51 3,819
CSL Ltd. .................... 44 9,410
Fortescue Metals Group Ltd. ...... 639 11,163
Goodman Group .............. 231 3,656
Quintis HoldCo Pty. Ltd., (Acquired
10/22/18, cost $115,835)
(c)(d)(e)
... 218,994 213,505
Ramsay Health Care Ltd. ........ 50 2,359
Rio Tinto plc ................. 2,151 177,646
Telstra Corp. Ltd. .............. 2,036 5,742
Woodside Petroleum Ltd. ........ 254 4,229
616,491
Belgium — 0.0%
Anheuser-Busch InBev SA/NV ..... 55 3,965
KBC Group NV ............... 34 2,596
6,561

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Brazil — 0.2%
Ambev SA .................. 1,171 $ 4,017
B3 SA - Brasil Bolsa Balcao ....... 6,781 22,836
Banco do Brasil SA ............ 1,680 10,849
Cia Siderurgica Nacional SA ...... 153 1,346
Engie Brasil Energia SA ......... 1,138 8,955
Magazine Luiza SA
(d)
........... 9,472 40,278
Petroleo Brasileiro SA, ADR
(f)
...... 892 10,909
Seguridade Participacoes SA ...... 1,390 6,481
Vale SA .................... 236 5,364
Vale SA, ADR
(f)
............... 8,014 182,799
WEG SA ................... 400 2,705
296,539
Canada — 1.0%
Alimentation Couche-Tard, Inc., Class B 84 3,087
Bank of Nova Scotia (The) ........ 56 3,642
Barrick Gold Corp. ............. 149 3,082
Brookfield Asset Management
Reinsurance Partners Ltd., Class A
(d)
3 158
Brookfield Asset Management, Inc.,
Class A .................. 407 20,764
Canadian National Railway Co. .... 98 10,340
Canadian Natural Resources Ltd. ... 99 3,594
CGI, Inc., Class A
(d)
............ 44 3,989
Enbridge, Inc. ................ 42,390 1,697,173
George Weston Ltd. ............ 43 4,098
Loblaw Cos. Ltd. .............. 99 6,093
Magna International, Inc. ......... 25 2,315
Manulife Financial Corp. ......... 361 7,106
Nutrien Ltd. .................. 180 10,907
Restaurant Brands International, Inc. 41 2,642
Shopify, Inc., Class A
(d)
.......... 135 197,241
Sun Life Financial, Inc. .......... 112 5,775
TC Energy Corp. .............. 492 24,346
Thomson Reuters Corp. ......... 71 7,052
Toronto-Dominion Bank (The) ..... 72 5,046
2,018,450
Cayman Islands — 0.0%
Hedosophia European Growth
(d)
.... 5,837 69,074
Chile — 0.0%
Sociedad Quimica y Minera de Chile
SA, ADR
(f)
................. 112 5,301
China — 3.0%
AAC Technologies Holdings, Inc. ... 5,500 41,148
Agricultural Bank of China Ltd., Class H 37,000 12,839
Aier Eye Hospital Group Co. Ltd., Class
A ...................... 7,066 77,382
Alibaba Group Holding Ltd.
(d)
...... 10,500 297,716
Alibaba Group Holding Ltd., ADR
(d)
.. 2,008 455,374
Amoy Diagnostics Co. Ltd., Class A . 2,400 38,581
Anhui Conch Cement Co. Ltd., Class H 500 2,650
Anhui Gujing Distillery Co. Ltd., Class B 100 1,385
ANTA Sports Products Ltd. ....... 9,000 211,237
Asymchem Laboratories Tianjin Co.
Ltd., Class A
(d)
.............. 1,099 63,216
Autobio Diagnostics Co. Ltd., Class A 2,187 25,612
Autohome, Inc., ADR ........... 254 16,246
Baidu, Inc., ADR, Class A
(d)
....... 63 12,846
Bank of China Ltd., Class H ....... 18,000 6,463
Brilliance China Automotive Holdings
Ltd. ..................... 2,000 1,246
BYD Co. Ltd., Class A ........... 5,900 228,085
China CITIC Bank Corp. Ltd., Class H 4,000 1,894
Security
Shares
Shares Value
China (continued)
China Construction Bank Corp., Class
H ...................... 23,000 $ 18,048
China Feihe Ltd.
(a)
............. 2,000 4,312
China Galaxy Securities Co. Ltd., Class
H ...................... 4,000 2,383
China Hongqiao Group Ltd. ....... 5,500 7,448
China Life Insurance Co. Ltd., Class H 2,000 3,965
China Merchants Bank Co. Ltd., Class
H ...................... 5,000 42,591
China National Building Material Co.
Ltd., Class H ............... 22,000 25,833
China Petroleum & Chemical Corp.,
Class H .................. 30,000 15,248
China Resources Cement Holdings Ltd. 6,000 5,701
China Resources Power Holdings Co.
Ltd. ..................... 4,000 5,464
China Tower Corp. Ltd., Class H
(a)
... 14,000 1,928
Contemporary Amperex Technology Co.
Ltd., Class A
(d)
.............. 6,100 502,723
COSCO SHIPPING Holdings Co. Ltd.,
Class H
(d)
................. 500 1,256
Country Garden Services Holdings Co.
Ltd. ..................... 114 1,230
Dali Foods Group Co. Ltd.
(a)
....... 4,500 2,683
Dongfeng Motor Group Co. Ltd., Class
H ...................... 6,000 5,386
ENN Energy Holdings Ltd. ........ 2,000 38,011
Foshan Haitian Flavouring & Food Co.
Ltd., Class A ............... 2,000 39,827
Ganfeng Lithium Co. Ltd., Class H
(a)
. 4,000 59,737
Glodon Co. Ltd., Class A ......... 3,900 41,031
GoerTek, Inc., Class A .......... 1,100 7,260
Guangdong Marubi Biotechnology Co.
Ltd., Class A ............... 2,500 20,123
Guangzhou Automobile Group Co. Ltd.,
Class H .................. 4,000 3,590
Guangzhou Baiyun International Airport
Co. Ltd., Class A ............ 38,500 66,552
Haidilao International Holding Ltd.
(a)
. 6,000 31,594
Haitong Securities Co. Ltd., Class H . 2,800 2,452
Hangzhou Robam Appliances Co. Ltd.,
Class A .................. 4,700 33,779
Hangzhou Tigermed Consulting Co.
Ltd., Class H
(a)
.............. 1,300 30,468
Hansoh Pharmaceutical Group Co.
Ltd.
(a)
.................... 34,000 148,568
Hengan International Group Co. Ltd. . 1,000 6,692
Hithink RoyalFlush Information Network
Co. Ltd., Class A ............ 300 5,222
Huaneng Power International, Inc.,
Class H .................. 8,000 3,129
Huazhu Group Ltd., ADR
(d)(f)
....... 513 27,092
Hundsun Technologies, Inc., Class A
(d)
2,780 40,011
Industrial & Commercial Bank of China
Ltd., Class H ............... 48,000 28,129
Intco Medical Technology Co. Ltd.,
Class A .................. 120 2,315
JD Health International, Inc.
(a)(d)
.... 18,850 269,235
JD.com, Inc., ADR
(d)
............ 163 13,009
Kingdee International Software Group
Co. Ltd.
(d)
................. 37,000 125,314
Lenovo Group Ltd. ............. 4,000 4,594
Li Auto, Inc., ADR
(d)
............ 7,764 271,274
Meituan Dianping, Class B
(d)
...... 900 37,126
Ming Yuan Cloud Group Holdings Ltd.
(d)
8,000 39,596
NetEase, Inc., ADR ............ 764 88,051

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
China (continued)
NIO, Inc., ADR
(d)
.............. 243 $ 12,928
NXP Semiconductors NV ........ 3,735 768,364
PetroChina Co. Ltd., Class H ...... 18,000 8,815
Pharmaron Beijing Co. Ltd., Class H
(a)
100 2,663
PICC Property & Casualty Co. Ltd.,
Class H .................. 10,000 8,747
Ping An Insurance Group Co. of China
Ltd., Class A ............... 3,300 32,769
Ping An Insurance Group Co. of China
Ltd., Class H ............... 1,500 14,663
Prosus NV
(d)
................. 63 6,172
Shanghai International Airport Co. Ltd.,
Class A .................. 9,000 66,917
Shenzhen Inovance Technology Co.
Ltd., Class A ............... 4,500 51,554
Sun Art Retail Group Ltd.
(d)
....... 6,000 4,468
TAL Education Group, ADR
(d)
...... 2,714 68,474
Tencent Holdings Ltd. ........... 10,900 820,688
Tingyi Cayman Islands Holding Corp. 6,000 11,979
Topsports International Holdings Ltd.
(a)
1,000 1,635
Venus MedTech Hangzhou, Inc., Class
H
(a)(d)
.................... 9,500 79,143
Venustech Group, Inc., Class A .... 7,699 34,513
Vipshop Holdings Ltd., ADR
(d)
...... 625 12,550
Want Want China Holdings Ltd. .... 46,000 32,571
Wuhan Raycus Fiber Laser
Technologies Co. Ltd., Class A ... 4,039 71,155
Wuhu Sanqi Interactive Entertainment
Network Technology Group Co. Ltd.,
Class A .................. 1,700 6,314
WuXi AppTec Co. Ltd., Class A ..... 2,064 49,886
Wuxi Biologics Cayman, Inc.
(a)(d)
.... 8,834 161,753
Yifeng Pharmacy Chain Co. Ltd., Class
A ...................... 4,082 35,384
Yihai International Holding Ltd.
(d)
.... 8,000 53,728
Yonyou Network Technology Co. Ltd.,
Class A .................. 4,200 21,574
Yum China Holdings, Inc. ........ 1,220 80,825
ZTO Express Cayman, Inc., ADR ... 89 2,701
6,146,833
Denmark — 0.3%
AP Moller - Maersk A/S, Class A .... 8 22,253
AP Moller - Maersk A/S, Class B .... 9 25,910
Carlsberg A/S, Class B .......... 24 4,479
DSV Panalpina A/S ............ 1,110 259,116
Genmab A/S
(d)
................ 235 96,290
Orsted A/S
(a)
................. 15 2,105
Pandora A/S ................. 954 128,708
538,861
Finland — 0.2%
Neste OYJ .................. 6,664 408,783
France — 3.6%
Alstom SA .................. 21,086 1,065,386
Arkema SA .................. 4,616 580,158
AXA SA .................... 426 10,817
BNP Paribas SA .............. 4,062 254,930
Cie de Saint-Gobain ............ 6,070 400,595
Cie Generale des Etablissements
Michelin SCA .............. 76 12,129
Credit Agricole SA ............. 376 5,271
Danone SA .................. 11,467 806,760
Electricite de France SA ......... 175 2,391
EssilorLuxottica SA ............ 3,182 587,821
Faurecia SE ................. 1 49
Security
Shares
Shares Value
France (continued)
Kering SA ................... 198 $ 173,491
LVMH Moet Hennessy Louis Vuitton SE 966 759,911
Orange SA .................. 812 9,267
Pernod Ricard SA ............. 108 24,004
Safran SA ................... 8,895 1,234,474
Sanofi ..................... 11,019 1,157,685
Sartorius Stedim Biotech ......... 9 4,260
Societe Generale SA ........... 5,039 149,061
TOTAL SE .................. 130 5,889
Worldline SA
(a)(d)
.............. 25 2,343
7,246,692
Germany — 3.8%
adidas AG .................. 2,811 1,048,947
Allianz SE (Registered) .......... 5,485 1,368,820
Auto1 Group SE
(a)(d)
............ 7,069 310,555
BASF SE ................... 92 7,262
Bayerische Motoren Werke AG .... 42 4,453
Continental AG ............... 66 9,710
Daimler AG (Registered) ......... 11,907 1,063,993
Deutsche Bank AG (Registered)
(d)
... 257 3,351
Deutsche Boerse AG ........... 127 22,167
Deutsche Post AG (Registered) .... 108 7,355
Deutsche Telekom AG (Registered) . 48,897 1,034,172
Evonik Industries AG ........... 79 2,652
Fresenius Medical Care AG & Co.
KGaA ................... 133 11,052
Fresenius SE & Co. KGaA ........ 147 7,672
Infineon Technologies AG ........ 5,616 225,894
Puma SE ................... 4,171 497,813
SAP SE .................... 23 3,231
Siemens AG (Registered) ........ 8,852 1,405,510
Vantage Towers AG
(d)
........... 19,027 612,764
7,647,373
Hong Kong — 0.5%
AIA Group Ltd. ............... 70,200 870,872
CLP Holdings Ltd. ............. 3,500 34,590
Hang Lung Properties Ltd. ........ 24,000 58,207
Hysan Development Co. Ltd. ...... 6,000 23,917
Jardine Matheson Holdings Ltd. .... 900 57,527
Nine Dragons Paper Holdings Ltd. .. 4,000 5,129
1,050,242
India — 0.3%
HCL Technologies Ltd. .......... 1,662 22,018
Housing Development Finance Corp.
Ltd. ..................... 28 934
Indian Oil Corp. Ltd. ............ 4,996 7,264
InterGlobe Aviation Ltd.
(a)(d)
....... 1,155 26,706
Petronet LNG Ltd. ............. 5,143 15,634
Reliance Industries Ltd. ......... 14,807 401,339
Tata Consultancy Services Ltd. .... 119 5,363
Think & Learn Pvt Ltd. Series F
(Acquired 12/11/20, cost $67,547)
(c)(d)
(e)
...................... 45 172,580
651,838
Indonesia — 0.0%
Bank Central Asia Tbk. PT ........ 24,800 51,577
Ireland — 0.0%
Flutter Entertainment plc
(d)
........ 142 25,844

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Israel — 0.0%
(d)
ION Acquisition Corp. 2 Ltd. ....... 3,002 $ 30,290
SimilarWeb Ltd. ............... 1,418 27,935
58,225
Italy — 1.7%
Assicurazioni Generali SpA ....... 8,618 173,021
Atlantia SpA
(d)
................ 1,881 34,155
Banca Mediolanum SpA ......... 3,712 36,152
Buzzi Unicem SpA ............. 1,288 34,218
Enel SpA ................... 163,849 1,522,628
Eni SpA .................... 397 4,840
Ferrari NV .................. 1,168 241,129
FinecoBank Banca Fineco SpA
(d)
... 2,126 37,102
Intesa Sanpaolo SpA ........... 457,676 1,266,087
Nexi SpA
(a)(d)
................. 1,909 41,951
Poste Italiane SpA
(a)
............ 2,640 34,942
Prysmian SpA ................ 1,095 39,295
Snam SpA .................. 6,175 35,721
3,501,241
Japan — 1.7%
Aisin Seiki Co. Ltd. ............. 300 12,863
Asahi Kasei Corp. ............. 400 4,396
Astellas Pharma, Inc. ........... 750 13,070
Daifuku Co. Ltd. ............... 800 72,583
Dai-ichi Life Holdings, Inc. ........ 100 1,840
Daiichi Sankyo Co. Ltd. .......... 200 4,315
Disco Corp. .................. 400 121,620
ENEOS Holdings, Inc. .......... 1,300 5,448
FANUC Corp. ................ 700 167,858
GMO Payment Gateway, Inc. ...... 500 64,937
Honda Motor Co. Ltd. ........... 200 6,433
Hoya Corp. .................. 5,601 740,846
ITOCHU Corp. ............... 100 2,885
Japan Post Bank Co. Ltd. ........ 600 5,046
Kao Corp. ................... 500 30,830
KDDI Corp. .................. 100 3,116
Keyence Corp. ............... 500 251,812
Kirin Holdings Co. Ltd. .......... 1,000 19,516
Komatsu Ltd. ................ 100 2,477
Kose Corp. .................. 1,600 251,355
Kubota Corp. ................ 200 4,046
Maeda Road Construction Co. Ltd. .. 500 9,840
Marubeni Corp. ............... 400 3,483
Mitsubishi Corp. ............... 100 2,732
Mitsubishi Estate Co. Ltd. ........ 4,300 69,503
Mitsubishi UFJ Financial Group, Inc. . 600 3,232
Mizuho Financial Group, Inc. ...... 1,000 14,333
NEC Corp. .................. 500 25,727
Nexon Co. Ltd. ............... 300 6,676
Nippon Telegraph & Telephone Corp. 4,040 105,627
Nissan Motor Co. Ltd.
(d)
.......... 900 4,484
Nomura Holdings, Inc. .......... 3,300 16,795
Ono Pharmaceutical Co. Ltd. ...... 600 13,380
Oracle Corp. Japan ............ 200 15,282
Oriental Land Co. Ltd. .......... 1,100 156,712
Panasonic Corp. .............. 700 8,060
Recruit Holdings Co. Ltd. ........ 5,300 259,906
SG Holdings Co. Ltd. ........... 100 2,626
Shin-Etsu Chemical Co. Ltd. ...... 4,220 705,840
SoftBank Corp. ............... 400 5,230
Sony Corp. .................. 1,900 184,238
Sumitomo Mitsui Financial Group, Inc. 300 10,342
Sumitomo Mitsui Trust Holdings, Inc. . 100 3,190
Suzuki Motor Corp. ............ 100 4,238
Takeda Pharmaceutical Co. Ltd. .... 200 6,712
Security
Shares
Shares Value
Japan (continued)
Tokio Marine Holdings, Inc. ....... 100 $ 4,606
Toshiba Corp. ................ 100 4,320
Toyota Motor Corp. ............ 100 8,741
Z Holdings Corp. .............. 9,200 46,041
3,489,188
Luxembourg — 0.1%
ArcelorMittal SA ............... 3,781 116,406
Macau — 0.0%
SJM Holdings Ltd.
(d)
............ 22,000 24,014
Mexico — 0.0%
Grupo Bimbo SAB de CV ........ 2,787 6,138
Netherlands — 1.8%
Adyen NV
(a)(d)
................ 241 591,012
Akzo Nobel NV ............... 5,142 636,687
ASML Holding NV ............. 1,595 1,101,059
Heineken Holding NV ........... 122 12,311
ING Groep NV ................ 103,928 1,379,577
Koninklijke Ahold Delhaize NV ..... 625 18,612
Koninklijke Philips NV ........... 126 6,254
Royal Dutch Shell plc, Class A ..... 522 10,465
Royal Dutch Shell plc, Class B ..... 321 6,231
3,762,208
New Zealand — 0.0%
Xero Ltd.
(d)
.................. 33 3,394
Norway — 0.0%
LINK Mobility Group Holding ASA
(d)
.. 5,552 20,273
Telenor ASA ................. 655 11,047
31,320
Poland — 0.1%
InPost SA
(d)
.................. 4,893 98,202
KGHM Polska Miedz SA ......... 50 2,460
Polski Koncern Naftowy ORLEN SA . 290 5,847
106,509
Portugal — 0.0%
Jeronimo Martins SGPS SA ....... 2,020 36,838
Saudi Arabia — 0.0%
Dr Sulaiman Al Habib Medical Services
Group Co. ................ 56 2,442
Singapore — 0.1%
DBS Group Holdings Ltd. ........ 2,900 64,517
United Overseas Bank Ltd. ....... 3,300 63,550
128,067
South Africa — 0.1%
Anglo American Platinum Ltd. ..... 34 3,927
Anglo American plc ............ 3,841 152,849
Impala Platinum Holdings Ltd. ..... 475 7,813
Kumba Iron Ore Ltd.
(f)
........... 197 8,803
MTN Group Ltd.
(d)
............. 491 3,547
Thungela Resources Ltd.
(d)
....... 14 39
176,978
South Korea — 0.7%
Amorepacific Corp. ............ 1,195 267,356
Hana Financial Group, Inc. ....... 164 6,721
Kakao Corp. ................. 2,920 422,940
KB Financial Group, Inc. ......... 151 7,494
LG Chem Ltd. ................ 474 357,913
LG Electronics, Inc. ............ 17 2,461
Lotte Chemical Corp. ........... 12 2,797

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
South Korea (continued)
NCSoft Corp. ................ 107 $ 77,856
POSCO .................... 151 46,666
Samsung Biologics Co. Ltd.
(a)(d)
.... 13 9,686
Samsung Electronics Co. Ltd. ..... 197 14,102
Samsung Fire & Marine Insurance Co.
Ltd. ..................... 29 5,680
Samsung SDI Co. Ltd. .......... 411 254,466
SK Hynix, Inc. ................ 28 3,160
SK, Inc. .................... 41 10,277
1,489,575
Spain — 0.4%
Cellnex Telecom SA
(a)
........... 13,424 856,200
Endesa SA .................. 377 9,152
Iberdrola SA ................. 560 6,829
872,181
Sweden — 1.2%
Atlas Copco AB, Class A ......... 1,422 87,323
Atlas Copco AB, Class B ......... 59 3,107
Epiroc AB, Class A ............. 3,058 69,611
EQT AB .................... 84 3,051
H & M Hennes & Mauritz AB, Class B
(d)
349 8,289
Hexagon AB, Class B ........... 14,791 219,149
Sandvik AB .................. 22,873 584,855
Svenska Handelsbanken AB, Class A 438 4,944
Swedbank AB, Class A .......... 4,230 78,750
Telefonaktiebolaget LM Ericsson, Class
B ...................... 2,106 26,481
Volvo AB, Class B ............. 58,411 1,407,671
2,493,231
Switzerland — 0.5%
ABB Ltd. (Registered) ........... 4,796 162,942
Alcon, Inc. .................. 214 15,009
Alcon, Inc. .................. 1,180 82,907
Cie Financiere Richemont SA
(Registered) ............... 848 102,802
Kuehne + Nagel International AG
(Registered) ............... 56 19,166
Lonza Group AG (Registered) ..... 159 112,724
Nestle SA (Registered) .......... 1,323 164,908
Novartis AG (Registered) ........ 162 14,779
Partners Group Holding AG ....... 3 4,548
Roche Holding AG ............. 9 3,392
Sika AG (Registered) ........... 738 241,797
Straumann Holding AG (Registered) . 98 156,314
UBS Group AG (Registered) ...... 296 4,534
Zurich Insurance Group AG ....... 21 8,435
1,094,257
Taiwan — 1.1%
ASE Technology Holding Co. Ltd. ... 1,000 4,012
Cathay Financial Holding Co. Ltd. ... 20,000 38,669
China Steel Corp. ............. 2,000 2,840
Chunghwa Telecom Co. Ltd. ...... 10,000 40,807
Formosa Chemicals & Fibre Corp. .. 9,000 27,357
Formosa Plastics Corp. .......... 8,000 29,563
Fubon Financial Holding Co. Ltd. ... 22,000 58,324
Hon Hai Precision Industry Co. Ltd. .. 11,760 47,216
Nan Ya Plastics Corp. ........... 11,000 32,815
Nanya Technology Corp. ......... 1,000 2,858
Novatek Microelectronics Corp. .... 1,000 17,873
Sea Ltd., ADR
(d)
............... 378 103,799
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 83,000 1,787,657
Uni-President Enterprises Corp. .... 16,000 42,015
Security
Shares
Shares Value
Taiwan (continued)
United Microelectronics Corp. ..... 2,000 $ 3,793
Yageo Corp.
(d)
................ 4,000 80,530
2,320,128
Thailand — 0.0%
Intouch Holdings PCL, Class F ..... 21,100 42,813
Thai Beverage PCL ............ 24,100 12,120
54,933
United Arab Emirates — 0.0%
NMC Health plc
(c)(d)
............. 8,338 —
United Kingdom — 2.9%
Alphawave IP Group plc
(d)
........ 20,076 99,976
AstraZeneca plc .............. 10,015 1,203,244
Auto Trader Group plc
(a)(d)
........ 9,466 82,903
Barclays plc ................. 2,465 5,850
Berkeley Group Holdings plc ...... 1,942 123,482
BP plc ..................... 988 4,333
BP plc, ADR ................. 9,816 259,339
British American Tobacco plc ...... 144 5,591
Compass Group plc
(d)
........... 24,570 517,639
Diageo plc .................. 773 37,049
Experian plc ................. 89 3,436
Genius Sports Ltd.
(d)(f)
........... 3,275 61,472
GlaxoSmithKline plc ............ 1,055 20,740
Legal & General Group plc ....... 4,315 15,394
Linde plc ................... 44 12,720
Lloyds Banking Group plc ........ 1,459,595 944,149
London Stock Exchange Group plc .. 29 3,205
National Grid plc .............. 510 6,487
Natwest Group plc ............. 1,957 5,508
Reckitt Benckiser Group plc ....... 54 4,771
RELX plc ................... 307 8,141
Spirax-Sarco Engineering plc ...... 454 85,509
THG Holdings Ltd.
(d)
............ 97,504 822,751
Unilever plc .................. 7,064 412,775
Unilever plc .................. 12,843 751,759
Vodafone Group plc ............ 217,272 364,154
5,862,377
United States — 46.0%
10X Future Technologies Holding Ltd.,
(Acquired 05/13/21, cost $183,387)
(c)
(d)(e)
..................... 4,842 180,509
3M Co. ..................... 19 3,774
Abbott Laboratories ............ 12,003 1,391,508
AbbVie, Inc. ................. 11,067 1,246,587
Accenture plc, Class A .......... 52 15,329
Activision Blizzard, Inc. .......... 34 3,245
Adobe, Inc.
(d)
................. 49 28,696
Advance Auto Parts, Inc. ......... 850 174,369
Advanced Micro Devices, Inc.
(d)
.... 96 9,017
Agilent Technologies, Inc. ........ 89 13,155
Air Products & Chemicals, Inc. ..... 3,440 989,619
Airbnb, Inc., Class A
(d)
........... 1,177 180,246
Alaska Air Group, Inc.
(d)
.......... 726 43,785
Albemarle Corp. .............. 2,249 378,867
Align Technology, Inc.
(d)
.......... 17 10,387
Alkami Technology, Inc.
(d)
........ 22 785
Alnylam Pharmaceuticals, Inc.
(d)
.... 650 110,188
Alphabet, Inc., Class A
(d)
......... 31 75,696
Alphabet, Inc., Class C
(d)
......... 1,392 3,488,797
Altair Engineering, Inc., Class A
(d)
... 2,397 165,321
Amazon.com, Inc.
(d)(g)
........... 776 2,669,564
American Electric Power Co., Inc. ... 59 4,991
American Tower Corp. .......... 5,261 1,421,207

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
United States (continued)
American Water Works Co., Inc. .... 735 $ 113,286
Ameriprise Financial, Inc. ........ 10 2,489
AmerisourceBergen Corp. ........ 36 4,122
Amgen, Inc. ................. 531 129,431
Anthem, Inc. ................. 1,977 754,819
Aon plc, Class A .............. 58 13,848
Apellis Pharmaceuticals, Inc.
(d)
..... 943 59,598
Apple, Inc.
(g)
................. 25,019 3,426,602
Applied Materials, Inc. .......... 5,941 845,998
Aptiv plc
(d)
................... 4,030 634,040
Aramark .................... 527 19,631
Astra Space, Inc., (Acquired 06/30/21,
cost $58,390)
(d)(e)
............ 5,839 58,390
Atlassian Corp. plc, Class A
(d)
...... 505 129,714
Autodesk, Inc.
(d)
............... 2,200 642,180
AutoZone, Inc.
(d)
.............. 4 5,969
Bank of America Corp. .......... 56,757 2,340,091
Bank of New York Mellon Corp. (The) 428 21,926
Baxter International, Inc. ......... 1,791 144,176
Becton Dickinson and Co. ........ 76 18,482
Berkshire Hathaway, Inc., Class B
(d)
. 712 197,879
Biogen, Inc.
(d)
................ 15 5,194
Booking Holdings, Inc.
(d)
......... 3 6,564
Boston Scientific Corp.
(d)
......... 33,949 1,451,659
Bright Horizons Family Solutions, Inc.
(d)
225 33,100
Bristol-Myers Squibb Co. ......... 13,656 912,494
Broadcom, Inc. ............... 18 8,583
Brown-Forman Corp., Class B ..... 328 24,580
C3.ai, Inc., Class A
(d)
........... 2,517 157,388
Cadence Design Systems, Inc.
(d)
... 646 88,386
California Resources Corp.
(d)
...... 3,433 103,471
Capital One Financial Corp. ....... 9,570 1,480,383
Capri Holdings Ltd.
(d)
........... 4,049 231,562
Carrier Global Corp. ............ 2,362 114,793
Cerner Corp. ................. 251 19,618
CH Robinson Worldwide, Inc.
(f)
..... 984 92,171
Charles Schwab Corp. (The) ...... 16,975 1,235,950
Charter Communications, Inc., Class
A
(d)
..................... 1,330 959,529
Chubb Ltd. .................. 2,537 403,231
Cigna Corp. ................. 157 37,220
Citigroup, Inc. ................ 726 51,365
Clorox Co. (The) .............. 38 6,837
CME Group, Inc. .............. 22 4,679
Cognizant Technology Solutions Corp.,
Class A .................. 218 15,099
Coinbase Global, Inc., Class A
(d)
.... 941 238,355
Colgate-Palmolive Co. .......... 976 79,398
Comcast Corp., Class A
(g)
........ 28,763 1,640,066
ConocoPhillips ............... 23,267 1,416,960
Consolidated Edison, Inc. ........ 75 5,379
Constellation Brands, Inc., Class A .. 117 27,365
Corteva, Inc. ................. 547 24,259
Costco Wholesale Corp. ......... 2,504 990,758
Crowdstrike Holdings, Inc., Class A
(d)
. 1,467 368,672
Crown Castle International Corp. ... 85 16,583
Crown PropTech Acquisitions
(d)
..... 3,804 37,774
Crown PropTech Acquisitions
(c)
..... 1,464 805
Cummins, Inc. ................ 35 8,533
Danaher Corp. ............... 18 4,830
Danimer Scientific, Inc.
(d)
......... 1,088 27,254
Datadog, Inc., Class A
(d)
......... 582 60,575
Davidson Kempner Mercant Co- Invest
Fund LP, (Acquired 04/01/21, cost
$203,100)
(c)(d)(e)(h)
............ 203,100 203,100
Security
Shares
Shares Value
United States (continued)
Deere & Co. ................. 719 $ 253,598
Dell Technologies, Inc., Class C
(d)
... 5,672 565,328
Delta Air Lines, Inc.
(d)
........... 848 36,684
Devon Energy Corp. ............ 2,417 70,552
DexCom, Inc.
(d)
............... 18 7,686
Diamondback Energy, Inc.
(f)
....... 238 22,346
Diversey Holdings Ltd.
(d)(f)
........ 25,606 458,603
DocuSign, Inc.
(d)
.............. 48 13,419
Dollar Tree, Inc.
(d)
.............. 94 9,353
Dominion Energy, Inc. ........... 46 3,384
Dow, Inc. ................... 137 8,669
DR Horton, Inc. ............... 8,645 781,249
Dynatrace, Inc.
(d)
.............. 2,103 122,857
Eaton Corp. plc ............... 124 18,374
Ecolab, Inc. ................. 91 18,743
Edison International ............ 117 6,765
Edwards Lifesciences Corp.
(d)
..... 4,465 462,440
Electronic Arts, Inc. ............ 174 25,026
Eli Lilly & Co. ................ 10 2,295
Emerson Electric Co. ........... 239 23,001
EOG Resources, Inc. ........... 32 2,670
EPAM Systems, Inc.
(d)
........... 113 57,738
Epic Games, Inc., (Acquired 07/02/20,
cost $189,750)
(c)(d)(e)
.......... 330 294,989
EQT Corp.
(d)
................. 42,549 947,141
Equinix, Inc. ................. 3 2,408
Estee Lauder Cos., Inc. (The), Class A 249 79,202
Eversource Energy ............ 61 4,895
Expedia Group, Inc.
(d)
........... 495 81,036
Exxon Mobil Corp. ............. 646 40,750
Facebook, Inc., Class A
(d)
........ 2,755 957,941
FedEx Corp. ................. 235 70,108
Ferguson plc ................. 933 129,806
Fidelity National Information Services,
Inc. ..................... 23 3,258
Fifth Wall Acquisition Corp. I, Class A
(d)
7,500 92,325
Fiserv, Inc.
(d)
................. 119 12,720
Ford Motor Co.
(d)
.............. 545 8,099
Fortinet, Inc.
(d)
................ 830 197,698
Fortive Corp. ................. 15,930 1,110,958
Fortune Brands Home & Security, Inc. 1,013 100,905
Freeport-McMoRan, Inc.
(g)
........ 30,491 1,131,521
Frontier Communications Parent, Inc.
(d)
3,308 87,331
Gilead Sciences, Inc. ........... 158 10,880
Global Payments, Inc. .......... 6,275 1,176,814
Green Plains, Inc.
(d)
............ 1,170 39,335
HCA Healthcare, Inc. ........... 140 28,944
Healthcare Merger Corp., (Acquired
10/30/20, cost $69,510)
(d)(e)
..... 6,951 39,551
Highland Transcend Partners I Corp.
(d)
6,118 61,302
Hilton Worldwide Holdings, Inc.
(d)
... 2,474 298,414
Home Depot, Inc. (The) ......... 3,360 1,071,470
Honeywell International, Inc. ...... 34 7,458
HP, Inc. .................... 847 25,571
Humana, Inc. ................ 65 28,777
IDEXX Laboratories, Inc.
(d)
........ 20 12,631
iHeartMedia, Inc., Class A
(d)
....... 60 1,616
Illinois Tool Works, Inc. .......... 122 27,274
Illumina, Inc.
(d)
................ 108 51,107
Insulet Corp.
(d)
................ 118 32,392
Intel Corp. .................. 586 32,898
International Flavors & Fragrances, Inc. 4,740 708,156
International Paper Co. .......... 270 16,554
Intuit, Inc. ................... 25 12,254
Intuitive Surgical, Inc.
(d)
.......... 531 488,329

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
United States (continued)
IQVIA Holdings, Inc.
(d)
........... 63 $ 15,266
Jawbone Health Hub, Inc., (Acquired
01/24/17, cost $0)
(c)(d)(e)
........ 6,968 —
Johnson & Johnson ............ 12,459 2,052,496
Johnson Controls International plc .. 992 68,081
JPMorgan Chase & Co.
(g)
........ 9,612 1,495,050
Khosla Ventures Acquisition Co.
(d)
... 5,294 52,358
KLA Corp. ................... 38 12,320
Kroger Co. (The) .............. 268 10,267
L Brands, Inc. ................ 1,430 103,046
L3Harris Technologies, Inc. ....... 3,661 791,325
Lam Research Corp. ........... 28 18,220
Las Vegas Sands Corp.
(d)
........ 5,244 276,306
Latch, Inc., (Acquired 06/04/21, cost
$51,030)
(d)(e)
............... 5,103 62,022
Liberty Media Acquisition Corp.
(d)
... 12,038 127,482
Liberty Media Corp.-Liberty SiriusXM,
Class A
(d)
................. 7,122 331,743
Liberty Media Corp.-Liberty SiriusXM,
Class C
(d)
................. 8,964 415,840
Lions Gate Entertainment Corp., Class
A
(d)
..................... 424 8,777
Live Nation Entertainment, Inc.
(d)
... 1,272 111,414
Lockheed Martin Corp. .......... 13 4,919
Lookout, Inc., (Acquired 03/04/15, cost
$16,643)
(c)(e)
............... 1,457 16,974
Lowe's Cos., Inc. .............. 4,743 920,000
Lululemon Athletica, Inc.
(d)
........ 50 18,249
LyondellBasell Industries NV, Class A 21 2,160
ManpowerGroup, Inc. ........... 564 67,065
Marathon Petroleum Corp. ....... 49 2,961
Marqeta, Inc., Class A
(d)
......... 3,030 85,052
Marriott International, Inc., Class A
(d)
. 17 2,321
Marsh & McLennan Cos., Inc. ..... 6,979 981,806
Masco Corp. ................. 2,593 152,754
Masimo Corp.
(d)
............... 470 113,952
Mastercard, Inc., Class A ......... 5,555 2,028,075
McDonald's Corp. ............. 4,245 980,553
McKesson Corp. .............. 28 5,355
Medallia, Inc.
(d)
............... 7,861 265,309
Medtronic plc ................ 192 23,833
Merck & Co., Inc. .............. 110 8,555
Micron Technology, Inc.
(d)
........ 9,461 803,996
Microsoft Corp.
(g)
.............. 17,774 4,814,977
MongoDB, Inc.
(d)
.............. 339 122,555
Monster Beverage Corp.
(d)
........ 1,501 137,116
Morgan Stanley ............... 10,095 925,611
Netflix, Inc.
(d)
................. 57 30,108
Nevro Corp.
(d)
................ 179 29,676
New Relic, Inc.
(d)
.............. 1,117 74,805
Newmont Corp. ............... 62 3,930
NextEra Energy, Inc. ........... 20,765 1,521,659
NIKE, Inc., Class B ............ 553 85,433
Northern Genesis Acquisition Corp. II
(d)
2,889 30,262
Northern Trust Corp. ............ 163 18,846
Northrop Grumman Corp. ........ 38 13,810
NVIDIA Corp. ................ 1,272 1,017,727
Okta, Inc.
(d)
.................. 649 158,797
Opendoor Technologies, Inc.
(d)(f)
.... 5,720 101,416
Oracle Corp. ................. 129 10,041
O'Reilly Automotive, Inc.
(d)
........ 153 86,630
Organon & Co.
(d)
.............. 51 1,543
Otis Worldwide Corp. ........... 308 25,185
Ovintiv, Inc. .................. 665 20,928
Palo Alto Networks, Inc.
(d)
........ 515 191,091
Security
Shares
Shares Value
United States (continued)
Parker-Hannifin Corp. ........... 1,000 $ 307,110
PayPal Holdings, Inc.
(d)
.......... 3,503 1,021,054
Peloton Interactive, Inc., Class A
(d)(f)
. 5,049 626,177
Penn National Gaming, Inc.
(d)
...... 1,116 85,363
PepsiCo, Inc. ................ 863 127,871
Pfizer, Inc. .................. 386 15,116
Philip Morris International, Inc. ..... 41 4,064
Pinterest, Inc., Class A
(d)
......... 84 6,632
Playstudios Inc., (Acquired 06/17/21,
cost $81,210)
(d)(e)
............ 8,121 58,467
Playtika Holding Corp.
(d)
......... 16,161 385,278
PNC Financial Services Group, Inc.
(The) .................... 34 6,486
PPG Industries, Inc. ............ 4,745 805,559
Procter & Gamble Co. (The) ...... 62 8,366
Progressive Corp. (The) ......... 47 4,616
Prologis, Inc. ................. 186 22,233
Proofpoint, Inc.
(d)
.............. 370 64,291
Proterra Inc., (Acquired 06/14/21, cost
$44,650)
(d)(e)
............... 4,465 74,189
PTC, Inc.
(d)
.................. 5,605 791,762
PubMatic, Inc., Class A
(d)
......... 1,357 53,018
PVH Corp.
(d)
................. 1,655 178,061
QUALCOMM, Inc. ............. 837 119,632
Quest Diagnostics, Inc. .......... 786 103,728
Ralph Lauren Corp. ............ 268 31,573
Raytheon Technologies Corp. ..... 58 4,948
Regeneron Pharmaceuticals, Inc.
(d)
.. 10 5,585
Reinvent Technology Partners Z
(d)
... 4,693 48,244
ResMed, Inc. ................ 13 3,205
RingCentral, Inc., Class A
(d)
....... 239 69,449
Robert Half International, Inc. ...... 749 66,639
Rockwell Automation, Inc. ........ 27 7,723
Ross Stores, Inc. .............. 107 13,268
Rotor Acquisition Corp.
(c)
......... 740 3,781
Rotor Acquisition Corp.
(d)
......... 1,371 14,423
salesforce.com, Inc.
(d)
........... 6,084 1,486,139
SBA Communications Corp. ...... 48 15,298
Schlumberger Ltd. ............. 250 8,002
Schneider Electric SE ........... 194 30,583
Seagen, Inc.
(d)
................ 423 66,783
Sempra Energy ............... 7,854 1,040,498
Sensata Technologies Holding plc
(d)
. 598 34,666
ServiceNow, Inc.
(d)
............. 1,725 947,974
Sherwin-Williams Co. (The) ....... 37 10,081
Snap, Inc., Class A
(d)
........... 77 5,247
Snorkel AI, Inc., Series B (Acquired
06/30/21, cost $7,945)
(c)(d)(e)
..... 529 8,660
Sofi Technologies, Inc., (Acquired
05/26/21, cost $15,000)
(d)(e)
..... 1,500 28,316
Sonos, Inc.
(d)
................. 7,815 275,322
Southern Co. (The) ............ 114 6,898
Southwest Airlines Co.
(d)
......... 3,736 198,344
Splunk, Inc.
(d)
................ 762 110,170
Square, Inc., Class A
(d)
.......... 19 4,632
Stanley Black & Decker, Inc. ...... 39 7,995
Starbucks Corp. ............... 48 5,367
Starwood Property Trust, Inc. ...... 3,820 99,969
State Street Corp. ............. 100 8,228
Stellantis NV ................. 117 2,302
Stryker Corp. ................ 349 90,646
Sun Country Airlines Holdings, Inc.,
(Acquired 03/17/21, cost $168,478)
(d)
(e)
...................... 7,468 276,391
Sysco Corp. ................. 86 6,687

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
United States (continued)
Taboola.com Ltd., (Acquired 06/30/21,
cost $66,000)
(d)(e)
............ 6,600 $ 66,000
Target Corp. ................. 28 6,769
TE Connectivity Ltd. ............ 2,633 356,008
Thermo Fisher Scientific, Inc.
(g)
..... 2,081 1,049,802
TJX Cos., Inc. (The) ............ 12,396 835,738
T-Mobile US, Inc.
(d)
............. 34 4,924
Toll Brothers, Inc. .............. 3,094 178,864
Trane Technologies plc .......... 959 176,590
TransDigm Group, Inc.
(d)
......... 335 216,842
Truist Financial Corp. ........... 119 6,604
Twilio, Inc., Class A
(d)
........... 473 186,438
Uber Technologies, Inc.
(d)
........ 428 21,451
Ulta Beauty, Inc.
(d)
............. 186 64,313
Union Pacific Corp. ............ 2,677 588,753
United Parcel Service, Inc., Class B . 6,841 1,422,723
United Rentals, Inc.
(d)
........... 197 62,845
United States Steel Corp. ........ 3,287 78,888
UnitedHealth Group, Inc. ......... 5,063 2,027,428
US Bancorp ................. 2,742 156,212
Uwm Holdings Corp., (Acquired
01/20/21, cost $182,088)
(d)(e)
.... 4,854 41,016
Vail Resorts, Inc.
(d)
............. 52 16,459
Valero Energy Corp.
(f)
........... 10,007 781,347
VeriSign, Inc.
(d)
............... 556 126,596
Verisk Analytics, Inc. ............ 60 10,483
Verizon Communications, Inc. ..... 542 30,368
Vertex Pharmaceuticals, Inc.
(d)
..... 29 5,847
Vertiv Holdings Co., (Acquired 02/04/20,
cost $391,550)
(d)(e)
........... 39,155 1,068,932
VF Corp. ................... 386 31,667
Visa, Inc., Class A ............. 62 14,497
VMware, Inc., Class A
(d)
......... 5,675 907,830
Vulcan Materials Co. ........... 5,318 925,704
Walmart, Inc. ................. 4,070 573,951
Walt Disney Co. (The)
(d)
......... 9,133 1,605,307
WEC Energy Group, Inc. ......... 57 5,070
Wells Fargo & Co. ............. 2,497 113,089
Western Digital Corp.
(d)
.......... 1,257 89,461
Weyerhaeuser Co. ............. 3,049 104,947
Willis Towers Watson plc ......... 21 4,830
Workday, Inc., Class A
(d)
......... 468 111,730
Wynn Resorts Ltd.
(d)
............ 2,617 320,059
Xilinx, Inc. ................... 622 89,966
Zimmer Biomet Holdings, Inc. ..... 514 82,661
Zoetis, Inc. .................. 693 129,147
Zoom Video Communications, Inc.,
Class A
(d)
................. 54 20,900
Zscaler, Inc.
(d)
................ 910 196,615
93,945,261
Total Common Stocks — 72.0%
(Cost: $110,325,547) ............................. 147,210,597
Par (000)
Pa r (000)
Corporate Bonds — 4.4%
Australia — 0.4%
Quintis Australia Pty. Ltd.
(a)(c)(i)
:
7.50%, (7.50% Cash or 8.00% PIK),
10/01/26 ............... USD 428 419,185
Security
Par (000)
Par (000) Value
Australia (continued)
0.00%, (0.00% Cash or 12.00%
PIK), 10/01/28 ........... USD 414 $ 414,143
833,328
Canada — 0.1%
(a)
Bombardier, Inc., 7.13%
,
06/15/26 .. 17 17,799
Brookfield Residential Properties, Inc.:
6.25%, 09/15/27 ............ 3 3,169
5.00%, 06/15/29 ............ 15 15,112
Mattamy Group Corp., 4.63%
,
03/01/30 34 34,731
70,811
China — 0.0%
China Milk Products Group Ltd., 0.00%
,
01/05/12
(d)(j)(k)(l)
.............. 300 300
Germany — 0.2%
(a)
Adler Pelzer Holding GmbH, 4.13%
,
04/01/24 ................. EUR 139 152,942
Douglas GmbH, 6.00%
,
04/08/26 ... 127 150,402
Kirk Beauty SUN GmbH, 8.25%
,
10/01/26
(b)
................ 100 117,680
421,024
Greece — 0.1%
Ellaktor Value plc, 6.38%
,
12/15/24
(a)
. 135 153,992
India — 0.0%
REI Agro Ltd.
(d)(j)(k)
:
5.50%, 11/13/14
(a)
........... USD 220 2,115
5.50%, 11/13/14
(c)
........... 152 —
2,115
Italy — 0.2%
Forno d'Asolo SpA, (EURIBOR 3 Month
+ 5.50%), 5.50%
,
04/30/27
(a)(b)
... EUR 178 199,075
KME SE, 6.75%
,
02/01/23 ........ 100 109,682
Marcolin SpA, 6.13%
,
11/15/26
(a)
... 100 120,650
429,407
Luxembourg — 0.3%
Garfunkelux Holdco 3 SA, 7.75%
,
11/01/25
(a)
................ GBP 100 144,001
Herens Midco SARL, 5.25%
,
05/15/29
(a)
EUR 100 116,042
Intelsat Jackson Holdings SA, 8.00%
,
02/15/24
(a)(m)
............... USD 179 184,866
Picard Bondco SA, 5.38%
,
07/01/27 . EUR 100 118,575
563,484
Turkey — 0.0%
Bio City Development Co. BV, 8.00%
,
07/06/21
(a)(c)(d)(j)(k)
............ USD 800 62,000
United Arab Emirates — 0.0%
Shelf Drilling Holdings Ltd., 8.88%
,
11/15/24
(a)
................ 4 4,119
United Kingdom — 0.3%
British Airways Pass-Through Trust,
Series 2020-1, Class A, 4.25%
,
11/15/32
(a)
................ 8 8,292
Deuce Finco plc, 5.50%
,
06/15/27
(a)
. GBP 100 138,330
Inspired Entertainment Financing plc,
7.88%
,
06/01/26
(a)
........... 100 141,788
Modulaire Global Finance plc, 6.50%
,
02/15/23 ................. EUR 273 330,342
618,752

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States — 2.8%
Acadia Healthcare Co., Inc.
(a)
:
5.50%, 07/01/28 ............ USD 6 $ 6,405
5.00%, 04/15/29 ............ 6 6,258
Affinity Gaming, 6.88%
,
12/15/27
(a)
.. 22 23,348
Air Lease Corp., 3.13%
,
12/01/30 ... 39 39,620
Albertsons Cos., Inc., 3.50%
,
03/15/29
(a)
................ 91 89,976
Allegiant Travel Co., 8.50%
,
02/05/24
(a)
154 166,320
AMC Networks, Inc.:
5.00%, 04/01/24 ............ 2 2,026
4.75%, 08/01/25 ............ 3 3,080
AMN Healthcare, Inc., 4.00%
,
04/15/29
(a)
................ 7 7,049
Aramark Services, Inc., 5.00%
,
02/01/28
(a)
................ 4 4,189
Avantor Funding, Inc., 4.63%
,
07/15/28
(a)
................ 17 17,948
Avaya, Inc., 6.13%
,
09/15/28
(a)
..... 16 17,125
Bank of America Corp., (SOFR +
1.32%), 2.69%
,
04/22/32
(b)
..... 37 38,065
Bausch Health Cos., Inc., 4.88%
,
06/01/28
(a)
................ 26 26,611
Blue Racer Midstream LLC, 7.63%
,
12/15/25
(a)
................ 9 9,753
Bristow Group, Inc., 6.88%
,
03/01/28
(a)
35 35,700
Broadcom, Inc., 1.95%
,
02/15/28
(a)
.. 10 9,996
Buckeye Partners LP:
4.35%, 10/15/24 ............ 9 9,416
4.13%, 03/01/25
(a)
........... 47 48,704
Caesars Entertainment, Inc.
(a)
:
6.25%, 07/01/25 ............ 103 109,180
8.13%, 07/01/27 ............ 65 72,293
Caesars Resort Collection LLC, 5.75%
,
07/01/25
(a)
................ 21 22,129
Carrier Global Corp., 3.58%
,
04/05/50 35 37,116
Cedar Fair LP:
5.38%, 04/15/27 ............ 2 2,060
5.25%, 07/15/29 ............ 2 2,060
Centene Corp.:
4.25%, 12/15/27 ............ 11 11,591
2.45%, 07/15/28 ............ 66 66,891
Charter Communications Operating
LLC:
2.80%, 04/01/31 ............ 122 124,722
3.90%, 06/01/52 ............ 42 42,765
Cheniere Energy Partners LP, 5.63%
,
10/01/26 ................. 5 5,187
Cheniere Energy, Inc., 4.63%
,
10/15/28
(a)
................ 17 17,935
Chesapeake Energy Corp.
(a)
:
5.50%, 02/01/26 ............ 39 41,145
5.88%, 02/01/29 ............ 8 8,660
Churchill Downs, Inc., 5.50%
,
04/01/27
(a)
................ 3 3,126
Citigroup, Inc.
(b)
:
(SOFR + 3.91%), 4.41%, 03/31/31 49 57,216
(SOFR + 1.17%), 2.56%, 05/01/32 27 27,484
Clean Harbors, Inc., 4.88%
,
07/15/27
(a)
2 2,095
CommScope Technologies LLC, 6.00%
,
06/15/25
(a)
................ 10 10,213
CrownRock LP, 5.63%
,
10/15/25
(a)
.. 4 4,140
CSC Holdings LLC, 4.63%
,
12/01/30
(a)
200 196,222
Darling Ingredients, Inc., 5.25%
,
04/15/27
(a)
................ 2 2,100
Security
Par (000)
Par (000) Value
United States (continued)
DaVita, Inc.
(a)
:
4.63%, 06/01/30 ............ USD 65 $ 66,834
3.75%, 02/15/31 ............ 117 112,320
Elanco Animal Health, Inc., 4.91%
,
08/27/21
(m)
................ 2 2,008
Emergent BioSolutions, Inc., 3.88%
,
08/15/28
(a)
................ 4 3,918
Endeavor Energy Resources LP
(a)
:
5.50%, 01/30/26 ............ 2 2,077
5.75%, 01/30/28 ............ 4 4,265
Equinix, Inc., 2.50%
,
05/15/31 ..... 17 17,289
Forestar Group, Inc.
(a)
:
3.85%, 05/15/26 ............ 15 15,136
5.00%, 03/01/28 ............ 97 100,395
Fresh Market, Inc. (The), 9.75%
,
05/01/23
(a)
................ 26 26,659
Frontier Communications Corp., 6.75%
,
05/01/29
(a)
................ 18 19,139
Frontier Communications Holdings LLC,
5.88%
,
11/01/29 ............ 7 7,481
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 45 48,618
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 7 7,630
GCI LLC, 4.75%
,
10/15/28
(a)
...... 12 12,282
General Motors Financial Co., Inc.,
2.70%
,
08/20/27 ............ 69 71,700
Genesis Energy LP, 8.00%
,
01/15/27 10 10,506
Goldman Sachs Group, Inc. (The),
(SOFR + 1.28%), 2.62%
,
04/22/32
(b)
78 79,682
Great Western Petroleum LLC, 12.00%
,
09/01/25
(a)
................ 9 8,955
Hilton Domestic Operating Co., Inc.,
3.63%
,
02/15/32
(a)
........... 113 111,588
Hilton Worldwide Finance LLC, 4.88%
,
04/01/27 ................. 3 3,127
Hologic, Inc., 3.25%
,
02/15/29
(a)
.... 69 68,396
Homes by West Bay LLC, 9.50%
,
04/30/27
(c)
................ 146 143,080
Howard Hughes Corp. (The)
(a)
:
5.38%, 08/01/28 ............ 52 55,205
4.13%, 02/01/29 ............ 29 29,000
4.38%, 02/01/31 ............ 32 31,884
iHeartCommunications, Inc.:
6.38%, 05/01/26 ............ 3 3,434
5.25%, 08/15/27
(a)
........... 3 3,136
Iron Mountain, Inc.
(a)
:
5.25%, 07/15/30 ............ 44 46,578
4.50%, 02/15/31 ............ 83 84,037
Israel Amplify Program Corp., 0.00%
(c)(d)
3 12
Jaguar Holding Co. II/PPD
Development LP, 5.00%
,
06/15/28
(a)
6 6,504
JBS USA LUX SA
(a)
:
6.75%, 02/15/28 ............ 4 4,375
6.50%, 04/15/29 ............ 6 6,743
Joseph T Ryerson & Son, Inc., 8.50%
,
08/01/28
(a)
................ 6 6,660
JPMorgan Chase & Co., (SOFR +
1.58%), 3.33%
,
04/22/52
(b)
..... 51 54,458
Lamb Weston Holdings, Inc., 4.88%
,
11/01/26
(a)
................ 4 4,135
Legends Hospitality Holding Co. LLC,
5.00%
,
02/01/26
(a)
........... 4 4,170

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Level 3 Financing, Inc.
(a)
:
4.25%, 07/01/28 ............ USD 144 $ 146,125
3.63%, 01/15/29 ............ 72 69,480
Lightning eMotors, Inc., 7.50%
,
05/15/24
(a)(j)
................ 27 21,789
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 12 12,615
Lumen Technologies, Inc.
(a)
:
4.00%, 02/15/27 ............ 3 3,060
5.38%, 06/15/29 ............ 38 38,547
Marriott Ownership Resorts, Inc.:
6.13%, 09/15/25
(a)
........... 54 57,427
6.50%, 09/15/26 ............ 3 3,116
Masonite International Corp., 5.38%
,
02/01/28
(a)
................ 3 3,179
MGM Growth Properties Operating
Partnership LP:
5.63%, 05/01/24 ............ 5 5,415
3.88%, 02/15/29
(a)
........... 28 28,436
Midwest Gaming Borrower LLC, 4.88%
,
05/01/29
(a)
................ 34 34,042
Molina Healthcare, Inc., 3.88%
,
11/15/30
(a)
................ 10 10,413
Morgan Stanley, (SOFR + 1.49%),
3.22%
,
04/22/42
(b)
........... 18 19,081
MPT Operating Partnership LP, 5.00%
,
10/15/27 ................. 6 6,361
Nationstar Mortgage Holdings, Inc.
(a)
:
5.50%, 08/15/28 ............ 17 17,138
5.13%, 12/15/30 ............ 10 9,950
New Home Co., Inc. (The), 7.25%
,
10/15/25
(a)
................ 21 22,254
Nexstar Broadcasting, Inc., 4.75%
,
11/01/28
(a)
................ 26 26,715
NRG Energy, Inc.:
5.75%, 01/15/28 ............ 4 4,260
5.25%, 06/15/29
(a)
........... 3 3,191
NuStar Logistics LP, 5.75%
,
10/01/25 67 72,862
ONEOK Partners LP, 4.90%
,
03/15/25 79 88,389
Oracle Corp., 3.95%
,
03/25/51 ..... 37 40,385
Outfront Media Capital LLC, 5.00%
,
08/15/27
(a)
................ 3 3,106
Pacific Gas & Electric Co., 4.50%
,
07/01/40 ................. 20 20,010
Park Intermediate Holdings LLC
(a)
:
5.88%, 10/01/28 ............ 7 7,454
4.88%, 05/15/29 ............ 50 51,723
Parsley Energy LLC, 5.63%
,
10/15/27
(a)
3 3,240
Party City Holdings, Inc., 8.75%
,
02/15/26
(a)
................ 15 16,013
Peninsula Pacific Entertainment LLC,
8.50%
,
11/15/27
(a)
........... 20 21,480
PG&E Corp.:
5.00%, 07/01/28 ............ 57 57,634
5.25%, 07/01/30 ............ 9 9,085
Pilgrim's Pride Corp., 5.88%
,
09/30/27
(a)
4 4,260
Pitney Bowes, Inc.
(a)
:
6.88%, 03/15/27 ............ 33 34,856
7.25%, 03/15/29 ............ 40 42,500
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 17 16,988
Quicken Loans LLC
(a)
:
3.63%, 03/01/29 ............ 88 86,900
3.88%, 03/01/31 ............ 67 67,502
Security
Par (000)
Par (000) Value
United States (continued)
Quicken Loans, Inc., 5.25%
,
01/15/28
(a)
USD 4 $ 4,200
Radiate Holdco LLC, 4.50%
,
09/15/26
(a)
19 19,665
Rattler Midstream LP, 5.63%
,
07/15/25
(a)
................ 15 15,769
Renewable Energy Group, Inc., 5.88%
,
06/01/28
(a)
................ 8 8,390
SeaWorld Parks & Entertainment, Inc.,
9.50%
,
08/01/25
(a)
........... 9 9,652
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ 147 156,558
Service Properties Trust:
5.00%, 08/15/22 ............ 95 95,997
4.50%, 06/15/23 ............ 70 71,750
7.50%, 09/15/25 ............ 8 9,058
Sirius XM Radio, Inc.
(a)
:
5.00%, 08/01/27 ............ 7 7,334
5.50%, 07/01/29 ............ 5 5,449
4.13%, 07/01/30 ............ 52 52,462
Six Flags Entertainment Corp., 4.88%
,
07/31/24
(a)
................ 4 4,040
SM Energy Co.:
1.50%, 07/01/21
(j)
........... 49 49,000
10.00%, 01/15/25
(a)
.......... 44 49,647
SRS Distribution, Inc., 4.63%
,
07/01/28
(a)
................ 9 9,203
Standard Industries, Inc., 5.00%
,
02/15/27
(a)
................ 2 2,071
Summit Materials LLC, 5.25%
,
01/15/29
(a)
................ 4 4,250
Sunoco LP:
6.00%, 04/15/27 ............ 3 3,137
4.50%, 05/15/29
(a)
........... 10 10,175
Talen Energy Supply LLC, 7.63%
,
06/01/28
(a)
................ 63 58,950
Targa Resources Partners LP:
5.88%, 04/15/26 ............ 4 4,201
5.38%, 02/01/27 ............ 2 2,082
6.50%, 07/15/27 ............ 4 4,335
6.88%, 01/15/29 ............ 4 4,507
4.00%, 01/15/32
(a)
........... 84 86,407
TEGNA, Inc., 4.75%
,
03/15/26
(a)
.... 16 17,040
Teleflex, Inc., 4.63%
,
11/15/27 ..... 2 2,130
Tenet Healthcare Corp.
(a)
:
4.63%, 09/01/24 ............ 3 3,079
4.88%, 01/01/26 ............ 9 9,335
6.25%, 02/01/27 ............ 7 7,306
4.63%, 06/15/28 ............ 6 6,175
4.25%, 06/01/29 ............ 129 130,613
TransDigm, Inc., 6.25%
,
03/15/26
(a)
.. 275 290,125
Travel + Leisure Co., 6.63%
,
07/31/26
(a)
15 16,995
Union Pacific Corp., 3.55%
,
05/20/61 35 37,549
United Airlines Pass-Through Trust:
Series 2020-1, Class B, 4.88%,
01/15/26 ............... 5 5,145
Series 2020-1, Class A, 5.88%,
10/15/27 ............... 160 177,397
United Rentals North America, Inc.:
5.50%, 05/15/27 ............ 4 4,240
4.88%, 01/15/28 ............ 7 7,423
United Wholesale Mortgage LLC,
5.50%
,
11/15/25
(a)
........... 82 84,913
UnitedHealth Group, Inc., 3.25%
,
05/15/51 ................. 18 19,202
US Concrete, Inc., 5.13%
,
03/01/29
(a)
6 6,555

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Verizon Communications, Inc.:
3.55%, 03/22/51 ............ USD 23 $ 24,572
3.70%, 03/22/61 ............ 25 26,777
VICI Properties LP, 3.50%
,
02/15/25
(a)
29 29,572
Vistra Operations Co. LLC
(a)
:
5.63%, 02/15/27 ............ 84 87,150
5.00%, 07/31/27 ............ 6 6,160
Weekley Homes LLC, 4.88%
,
09/15/28
(a)
................ 25 25,875
William Carter Co. (The), 5.63%
,
03/15/27
(a)
................ 2 2,104
Wyndham Hotels & Resorts, Inc.,
4.38%
,
08/15/28
(a)
........... 7 7,267
Xerox Holdings Corp., 5.00%
,
08/15/25
(a)
................ 17 17,946
XHR LP
(a)
:
6.38%, 08/15/25 ............ 65 69,144
4.88%, 06/01/29 ............ 8 8,260
5,776,654
Total Corporate Bonds — 4.4%
(Cost: $10,211,787) .............................. 8,935,986
Floating Rate Loan Interests — 2.5%
Canada — 0.2%
(b)
Bausch Health Cos., Inc., Term Loan,
(LIBOR USD 1 Month + 3.00%),
3.10%
,
 06/02/25 ............ 100 99,538
Knowlton Development Corp., Inc.,
Term Loan, (EURIBOR 3 Month +
5.00%), 5.00%
,
 12/22/25 ...... EUR 189 224,990
Raptor Acquisition Corp., Term Loan B,
11/01/26
(n)
................ USD 13 13,016
337,544
France — 0.1%
Babilou Family, Facility Term Loan,
(EURIBOR 3 Month + 4.25%),
4.25%
,
 11/17/27
(b)
........... EUR 214 253,910
Jersey, Channel Islands — 0.0%
Vita Global Finco Ltd., Term Loan,
(EURIBOR 3 Month + 0.00%),
0.00% - 10.00%
,
 01/01/28
(b)(c)
... 67 76,950
Luxembourg — 0.1%
(b)
Jazz Pharmaceuticals plc, Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.00%
,
 05/05/28 ............ USD 125 125,066
Luxembourg Life Fund II - Absolute
Return Fund III, Term Loan, (LIBOR
USD 3 Month + 9.39%), 0.00% -
10.00%
,
 01/01/28
(c)
.......... 97 96,030
221,096
Netherlands — 0.3%
(b)
Cypher Bidco BV, Term Loan,
(EURIBOR 3 Month + 0.00%),
4.50% - 10.00%
,
 01/01/28
(c)
..... EUR 154 168,844
Ziggo BV, Facility Term Loan H,
(EURIBOR 6 Month + 3.00%),
3.00%
,
 01/31/29 ............ 311 365,716
534,560
Security
Par (000)
Par (000) Value
United States — 1.8%
ACProducts Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%),
4.42%
,
 05/17/28
(b)
........... USD 56 $ 55,680
Adient US LLC, Term Loan B1,
(LIBOR USD 1 Month + 3.50%),
3.60%
,
 04/10/28
(b)
........... 14 13,996
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.75%), 5.50%
,
 02/02/26
(b)
..... 74 74,377
American Rock Salt Co. LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 06/09/28
(b)
..... 18 18,008
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.25%), 3.75%
,
 09/19/24
(b)
..... 14 13,963
athenahealth, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.41%
,
 02/11/26
(b)
........... 21 20,993
Avantor Funding, Inc., Term Loan B4,
(LIBOR USD 1 Month + 2.25%),
3.25%
,
 11/08/27
(b)
........... 15 14,501
Avaya, Inc., Term Loan B1, 12/15/27
(b)(n)
32 32,067
Avaya, Inc., Term Loan B2,
(LIBOR USD 1 Month + 4.00%),
4.07%
,
 12/15/27
(b)
........... 25 25,051
BCA Central Ltd., Facility Term
Loan A, (EUR002M + 0.00%),
5.50%
,
 04/29/23
(b)(c)
.......... EUR 167 200,062
Cablevision Lightpath LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/30/27
(b)
........... USD 20 19,900
Caesars Resort Collection LLC, Term
Loan B1, (LIBOR USD 1 Month +
4.50%), 4.60%
,
 07/21/25
(b)
..... 36 35,819
City Brewing Co., LLC, Term Loan,
(LIBOR USD 3 Month + 3.50%),
4.25%
,
 04/05/28
(b)(c)
.......... 32 32,120
Columbus McKinnon Corp., Term Loan,
(LIBOR USD 3 Month + 2.75%),
3.25%
,
 05/14/28
(b)(c)
.......... 8 7,990
Conair Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 4.25%
,
 05/17/28
(b)
..... 23 23,046
DT Midstream, Inc., Term Loan,
06/12/28
(b)(n)
............... 54 54,048
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month +
3.25%), 3.35%
,
 02/06/26
(b)
..... 22 21,777
Ecl Entertainment, LLC, Term Loan,
(LIBOR USD 1 Month + 7.50%),
8.25%
,
 05/01/28
(b)(c)
.......... 50 51,000
Flexera Software LLC, 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 03/03/28
(b)
..... 22 21,921
Foundation Building Materials, Inc.,
1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 3.75%
,
 01/31/28
(b)
20 19,424
Frontier Communications Holdings,
LLC, Term Loan B1, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 05/01/28
(b)
45 44,887
Galaxy Universal LLC, Term Loan,
(LIBOR USD 3 Month + 0.00%),
8.00% - 10.00%
,
 01/01/28
(b)(c)
... 100 99,225

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Gentiva Health Services, Inc., 1st Lien
Term Loan B1, (LIBOR USD 1 Month
+ 2.75%), 2.88%
,
 07/02/25
(b)
.... USD 53 $ 53,156
Herschend Entertainment Co., LLC,
Term Loan, (LIBOR USD 3 Month +
5.75%), 6.75%
,
 08/25/25
(b)(c)
.... 90 90,769
Hertz Corp., The, Term Loan B,
06/30/28
(b)(n)
............... 46 45,722
Hertz Corp., The, Term Loan C,
06/30/28
(b)(n)
............... 9 8,617
Hilton Grand Vacations Borrower LLC,
Term Loan, 05/19/28
(b)(n)
....... 83 83,026
Hilton Worldwide Finance LLC, Term
Loan B2, (LIBOR USD 1 Month +
1.75%), 1.84%
,
 06/22/26
(b)
..... 151 149,530
Informatica LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.35%
,
 02/25/27
(b)
........... 78 77,910
IRB Holding Corp., Term Loan,
(LIBOR USD 3 Month + 3.25%),
4.25%
,
 12/15/27
(b)
........... 84 84,105
ITT Holdings LLC, Term Loan,
07/30/28
(b)(c)(n)
.............. 26 25,935
J&J Ventures Gaming LLC, Term Loan,
(LIBOR USD 1 Month + 4.00%),
4.75%
,
 04/26/28
(b)(c)
.......... 59 59,147
Jo-Ann Stores LLC, Term Loan,
06/30/28
(b)(c)(n)
.............. 25 24,937
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 12/17/27
(b)
..... 25 24,732
LBM Acquisition LLC, Delayed Draw 1st
Lien Term Loan, 12/17/27
(b)(n)
.... 4 3,664
LBM Acquisition LLC, Delayed Draw
Term Loan, 12/17/27
(b)(n)
....... 36 36,015
LBM Acquisition LLC, Term Loan B2,
12/17/27
(b)(n)
............... 73 72,031
Leslie's Poolmart, Inc.,Term Loan,
(LIBOR USD 3 Month + 2.75%),
3.25% - 0.00%
,
 03/09/28
(b)
..... 62 61,575
LogMeIn, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
4.83%
,
 08/31/27
(b)
........... 75 74,673
Luxembourg Life Fund - Long Term
Growth Fund, Term Loan, 0.00% -
10.00%
,
 01/01/38
(b)(c)
......... 128 127,360
McAfee LLC, Term Loan B,
(LIBOR USD 1 Month + 3.75%),
3.85%
,
 09/30/24
(b)
........... 22 21,870
MetroNet Systems Holdings LLC, 1st
Lien Term Loan, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 06/02/28
(b)
19 18,890
MetroNet Systems Holdings LLC,
Delayed Draw 1st Lien Term Loan,
06/02/28
(b)(n)
............... 2 2,099
Michaels Co. Inc., Term Loan B,
(LIBOR USD 3 Month + 4.25%),
5.00%
,
 04/15/28
(b)
........... 23 23,084
Opendoor, Term Loan, 0.00% -
10.00%
,
 01/23/26
(c)(o)
......... 181 181,400
Organon & Co., Term Loan,
(LIBOR USD 6 Month + 3.00%),
3.50%
,
 06/02/28
(b)
........... 44 44,028
Security
Par (000)
Par (000) Value
United States (continued)
Park River Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.25%), 4.00%
,
 12/28/27
(b)
..... USD 48 $ 47,708
Peraton Corp., 1st Lien Term Loan B,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 02/01/28
(b)
........... 48 47,832
Peraton Corp., 2nd Lien Term Loan
B1, (LIBOR USD 1 Month + 7.75%),
8.50%
,
 02/01/29
(b)(c)
.......... 14 14,280
PG&E Corp., Term Loan, (LIBOR
USD 3 Month + 3.00%),
3.50%
,
 06/23/25
(b)
........... 49 47,813
Playtika Holding Corp., Term Loan B1,
(LIBOR USD 1 Month + 2.75%),
2.85%
,
 03/13/28
(b)
........... 125 124,050
Project Ruby Ultimate Parent Corp.,
1st Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 03/10/28
(b)
90 89,466
Proofpoint, Inc., Term Loan, 06/09/28
(b)
(n)
...................... 19 18,884
Realpage, Inc., Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 04/24/28
(b)
........... 53 52,814
Redstone HoldCo 2 LP, 1st Lien Term
Loan, (LIBOR USD 3 Month +
4.75%), 5.50%
,
 04/27/28
(b)
..... 69 68,766
Redstone HoldCo 2 LP, 2nd Lien Term
Loan, (LIBOR USD 3 Month +
7.75%), 8.50%
,
 04/27/29
(b)
..... 32 31,169
Redstone HoldCo 2 LP, Delayed Draw
1st Lien Term Loan, 04/27/28
(b)(n)
. 27 26,914
Redstone HoldCo 2 LP, Delayed Draw
2nd Lien Term Loan, 04/27/29
(b)(n)
. 18 17,873
SCIH Salt Holdings, Inc., 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
4.00%), 4.75%
,
 03/16/27
(b)
..... 83 82,931
Select Medical Corp., Term Loan B,
(LIBOR USD 1 Month + 2.25%),
2.36%
,
 03/06/25
(b)
........... 15 14,425
Shearer's Foods LLC, Term Loan,
(LIBOR USD 3 Month + 3.50%),
4.25%
,
 09/23/27
(b)
........... 30 30,397
Signal Parent, Inc., Term Loan B,
(LIBOR USD 1 Month + 3.50%),
4.25%
,
 04/03/28
(b)(c)
.......... 50 49,062
Sovos Brands Intermediate, Inc., 1st
Lien Term Loan, (LIBOR USD 2
Month + 4.25%), 5.00%
,
 06/08/28
(b)
14 13,935
SRS Distribution, Inc., Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.25%
,
 06/02/28
(b)
........... 67 66,926
Surf Holdings SARL, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.50%), 3.63%
,
 03/05/27
(b)
..... 66 65,369
The Enterprise Development Authority,
Term Loan B, (LIBOR USD 1 Month
+ 4.25%), 5.00%
,
 02/28/28
(b)(c)
... 110 109,886
Tory Burch LLC, Term Loan B,
(LIBOR USD 1 Month + 3.50%),
4.00%
,
 04/16/28
(b)
........... 26 25,902
Triton Water Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.50%), 4.00%
,
 03/31/28
(b)
..... 45 44,937

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
UKG, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.25%),
4.00%
,
 05/04/26
(b)
........... USD 35 $ 34,845
Univision Communications, Inc., Term
Loan B, 05/05/28
(b)(n)
.......... 35 34,840
VS Buyer LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%),
3.10%
,
 02/28/27
(b)
........... 37 36,690
Western Digital Corp., Term Loan B4,
(LIBOR USD 1 Month + 1.75%),
1.84%
,
 04/29/23
(b)
........... 17 17,239
White Cap Buyer LLC, Term Loan,
(LIBOR USD 3 Month + 4.00%),
4.50%
,
 10/19/27
(b)
........... 133 133,497
WIN Waste Innovations Holdings Inc.,
Term Loan, (LIBOR USD 3 Month +
2.75%), 3.25%
,
 03/24/28
(b)
..... 16 15,960
Woof Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 4.50%
,
 12/21/27
(b)
..... 15 14,531
3,673,071
Total Floating Rate Loan Interests — 2.5%
(Cost: $5,016,368) .............................. 5,097,131
Foreign Government Obligations — 4.0%
Argentina — 0.1%
Argentine Republic:
1.00%, 07/09/29 ............ 30 11,175
0.12%, 07/09/30
(m)
.......... 295 105,934
0.12%, 07/09/35
(m)
.......... 331 104,663
0.12%, 01/09/38
(m)
.......... 119 44,605
266,377
Brazil — 0.2%
Federative Republic of Brazil, 10.00%
,
01/01/27 ................. BRL 2 356,971
China — 2.7%
People's Republic of China:
3.29%, 05/23/29 ............ CNY 11,120 1,741,365
2.68%, 05/21/30 ............ 12,530 1,862,166
3.27%, 11/19/30 ............ 11,530 1,803,368
5,406,899
Greece — 0.2%
Hellenic Republic, 2.00%
,
04/22/27
(a)
EUR 343 448,827
Japan — 0.4%
Japan Government Bond, 0.40%
,
09/20/49 ................. JPY 93,850 787,708
Mexico — 0.4%
United Mexican States:
5.75%, 03/05/26 ............ MXN 50 245,826
7.75%, 05/29/31 ............ 112 595,317
841,143
Total Foreign Government Obligations — 4.0%
(Cost: $8,147,154) .............................. 8,107,925
Security
Shares
Shares Value
Investment Companies — 2.9%
Consumer Discretionary Select Sector
SPDR Fund ............... 925 $ 165,159
Energy Select Sector SPDR Fund
(f)
.. 706 38,032
Financial Select Sector SPDR Fund . 1,731 63,510
Health Care Select Sector SPDR Fund
(f)
1,533 193,081
Industrial Select Sector SPDR Fund
(f)
3,689 377,754
Invesco Senior Loan ETF
(f)
....... 13,525 299,579
iShares China Large-Cap ETF
(f)(p)
... 3,630 168,178
iShares iBoxx $ High Yield Corporate
Bond ETF
(f)(p)
............... 1,131 99,573
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(f)(p)
....... 293 39,368
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(p)
.......... 25,105 2,823,308
iShares Latin America 40 ETF
(p)
.... 2,948 92,921
iShares MSCI Brazil ETF
(f)(p)
....... 4,150 168,241
iShares MSCI Emerging Markets ETF
(p)
429 23,659
iShares MSCI Japan ETF
(p)
....... 1,698 114,683
iShares Nasdaq Biotechnology ETF
(f)(p)
153 25,038
iShares S&P 500 Value ETF
(f)(p)
.... 1,761 259,994
KraneShares Bosera MSCI China A
ETF ..................... 1,304 62,383
KraneShares CSI China Internet ETF
(f)
970 67,687
SPDR Blackstone Senior Loan ETF . 2,338 108,226
SPDR Bloomberg Barclays High Yield
Bond ETF ................. 284 31,229
SPDR EURO STOXX 50 ETF
(f)
.... 671 31,423
SPDR Gold Shares
(h)
........... 2,388 395,524
SPDR S&P Oil & Gas Exploration &
Production ETF
(f)
............ 1,543 149,193
United States Oil Fund LP
(h)
....... 867 43,246
Utilities Select Sector SPDR Fund
(f)
.. 1,179 74,548
VanEck Vectors Semiconductor ETF . 221 57,955
Total Investment Companies — 2.9%
(Cost: $5,674,827) .............................. 5,973,492
Par (000)
Pa r (000)
Municipal Bonds — 0.0%
Ohio - 0.0%
Buckeye Tobacco Settlement Financing
Authority, Series 2020B-2, RB,
5.00%, 06/01/55 ............ USD 100 116,964
Total Municipal Bonds — 0.0%
(Cost: $112,792) ................................ 116,964
Non-Agency Mortgage-Backed Securities — 1.1%
Collateralized Mortgage Obligations — 0.1%
United States — 0.1%
(a)(b)
Federal Home Loan Mortgage Corp.
STACR REMIC Trust Variable Rate
Notes:
Series 2020-DNA6, Class B1,
(SOFR30A + 3.00%), 3.02%,
12/25/50 ............... 17 17,480
Series 2021-DNA3, Class B1,
(SOFR30A + 3.50%), 3.52%,
10/25/33 ............... 49 51,183
Series 2021-HQA1, Class B1,
(SOFR30A + 3.00%), 3.02%,
08/25/33 ............... 32 32,325

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-HQA1, Class B2,
(SOFR30A + 5.00%), 5.02%,
08/25/33 ............... USD 20 $ 20,200
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes:
Series 2021-DNA2, Class B1,
(SOFR30A + 3.40%), 3.42%,
08/25/33 ............... 18 18,536
Series 2021-DNA2, Class B2,
(SOFR30A + 6.00%), 6.02%,
08/25/33 ............... 17 19,074
158,798
Commercial Mortgage-Backed Securities — 1.0%
United States — 1.0%
BANK:
Series 2017-BNK8, Class B, 4.06%,
11/15/50
(b)
.............. 13 13,748
Series 2017-BNK9, Class A4,
3.54%, 11/15/54 .......... 17 19,321
Beast Mortgage Trust
(a)(b)
:
Series 2021-SSCP, Class B, (LIBOR
USD 1 Month + 1.10%), 1.17%,
04/15/36 ............... 27 27,043
Series 2021-SSCP, Class C, (LIBOR
USD 1 Month + 1.35%), 1.42%,
04/15/36 ............... 37 37,059
Series 2021-SSCP, Class D, (LIBOR
USD 1 Month + 1.60%), 1.67%,
04/15/36 ............... 33 33,053
Series 2021-SSCP, Class E, (LIBOR
USD 1 Month + 2.10%), 2.17%,
04/15/36 ............... 37 37,059
Series 2021-SSCP, Class F, (LIBOR
USD 1 Month + 2.90%), 2.97%,
04/15/36 ............... 24 24,060
Series 2021-SSCP, Class G, (LIBOR
USD 1 Month + 3.80%), 3.87%,
04/15/36 ............... 39 39,097
Series 2021-SSCP, Class H, (LIBOR
USD 1 Month + 4.90%), 4.98%,
04/15/36 ............... 18 18,045
Benchmark Mortgage Trust, Series
2021-B25, Class A5, 2.58%,
04/15/54 ................. 46 47,711
BX Commercial Mortgage Trust
(a)(b)
:
Series 2019-XL, Class J, (LIBOR
USD 1 Month + 2.65%), 2.72%,
10/15/36 ............... 91 90,613
Series 2021-VINO, Class F, (LIBOR
USD 1 Month + 2.80%), 2.88%,
05/15/38 ............... 100 100,000
BX Trust
(a)(b)
:
Series 2019-OC11, Class D, 4.08%,
12/09/41 ............... 64 68,475
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... 89 93,080
Series 2021-MFM1, Class E, (LIBOR
USD 1 Month + 2.25%), 2.32%,
01/15/34 ............... 20 19,994
Series 2021-MFM1, Class F, (LIBOR
USD 1 Month + 3.00%), 3.07%,
01/15/34 ............... 40 40,249
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-SOAR, Class G,
(LIBOR USD 1 Month + 2.80%),
2.90%, 06/15/38 .......... USD 107 $ 106,935
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(b)
..... 10 10,789
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class D, 5.26%,
03/10/47
(a)(b)
............. 10 10,698
Series 2014-GC23, Class AS,
3.86%, 07/10/47 .......... 45 48,215
Series 2018-C6, Class A4, 4.41%,
11/10/51 ............... 16 18,762
Commercial Mortgage Trust:
Series 2014-CR17, Class C, 4.95%,
05/10/47
(b)
.............. 15 16,166
Series 2014-CR21, Class A3, 3.53%,
12/10/47 ............... 32 34,041
CORE Mortgage Trust, Series 2019-
CORE, Class F, (LIBOR USD 1
Month + 2.35%), 2.42%, 12/15/31
(a)(b)
13 12,671
CSAIL Commercial Mortgage Trust:
Series 2016-C5, Class C, 4.78%,
11/15/48
(b)
.............. 10 10,788
Series 2020-C19, Class A3, 2.56%,
03/15/53 ............... 94 97,809
Extended Stay America Trust
(a)(b)
:
Series 2021-ESH, Class D, (LIBOR
USD 1 Month + 2.25%), 2.33%,
07/15/38 ............... 204 204,980
Series 2021-ESH, Class E, (LIBOR
USD 1 Month + 2.85%), 2.93%,
07/15/38 ............... 102 102,580
GS Mortgage Securities Trust, Series
2020-GC47, Class AS, 2.73%,
05/12/53 ................. 36 37,233
JP Morgan Chase Commercial
Mortgage Securities Corp.
(a)(b)
:
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.45%), 2.52%,
04/15/38 ............... 60 60,131
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.95%), 3.02%,
04/15/38 ............... 60 60,149
JPMCC Commercial Mortgage
Securities Trust, Series 2019-COR4,
Class A5, 4.03%, 03/10/52 ..... 35 39,984
JPMorgan Chase Commercial
Mortgage Securities Trust, Series
2018-WPT, Class DFX, 5.35%,
07/05/33
(a)
................ 18 18,448
Life Mortgage Trust, Series 2021-BMR,
Class F, (LIBOR USD 1 Month +
2.35%), 2.42%, 03/15/38
(a)(b)
.... 117 117,364
MHC Commercial Mortgage Trust
(a)(b)
:
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.10%), 2.17%,
04/15/38 ............... 156 156,183
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.60%), 2.67%,
04/15/38 ............... 106 106,069
Morgan Stanley Bank of America Merrill
Lynch Trust:
Series 2015-C24, Class C, (LIBOR
USD 1 Month + 0.00%), 4.49%,
05/15/48
(b)
.............. 10 10,567

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
United States (continued)
Series 2016-C32, Class A4, 3.72%,
12/15/49 ............... USD 27 $ 30,031
Morgan Stanley Capital I Trust:
Series 2018-MP, Class A, 4.42%,
07/11/40
(a)(b)
............. 17 19,203
Series 2020-L4, Class A3, 2.70%,
02/15/53 ............... 29 30,189
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A4, 2.92%,
10/15/52 ................. 10 10,627
UBS-Barclays Commercial Mortgage
Trust, Series 2012-C3, Class D,
5.21%, 08/10/49
(a)(b)
.......... 14 14,298
Wells Fargo Commercial Mortgage
Trust
(b)
:
Series 2015-C28, Class AS, 3.87%,
05/15/48 ............... 30 32,474
Series 2017-C38, Class C, 3.90%,
07/15/50 ............... 10 11,058
Series 2017-C41, Class B, 4.19%,
11/15/50 ............... 25 26,782
2,163,831
Interest Only Commercial Mortgage-Backed Securities — 0.0%
United States — 0.0%
Benchmark Mortgage Trust, Series
2021-B25, Class XA, 1.23%,
04/15/54
(b)
................ 159 13,827
Total Non-Agency Mortgage-Backed Securities — 1.1%
(Cost: $2,307,351) .............................. 2,336,456
Beneficial Interest (000)
Beneficial Interest (000)
Other Interests - 0.1%
Capital Markets - 0.1%
Sprott Private Resource Streaming &
Royalty LP
(c)(q)
.............. 166 197,635
Total Other Interests - 0.1%
(Cost: $167,154) .................................. 197,635
Par (000)
Pa r (000)
Preferred Securities — 2.9%
Capital Trusts — 0.2%
United States — 0.2%
(b)
American Express Co., Series C ,
(LIBOR USD 3 Month + 3.29%),
3.40%
(r)
.................. 73 73,091
Morgan Stanley, Series H , (LIBOR USD
3 Month + 3.61%), 3.79%
(r)
..... 84 84,315
Prudential Financial, Inc.:
(LIBOR USD 3 Month + 3.92%),
5.63%, 06/15/43 .......... 44 47,219
(LIBOR USD 3 Month + 4.18%),
5.87%, 09/15/42 .......... 64 67,655
Security
Par (000)
Par (000) Value
United States (continued)
USB Capital IX , (LIBOR USD 3 Month +
1.02%), 3.50%
(r)
............ USD 31 $ 30,690
302,970
Total Capital Trusts — 0.2%
(Cost: $296,271) ................................ 302,970
Shares
Shares
Preferred Stocks — 2.6%
Brazil — 0.1%
Itau Unibanco Holding SA (Preference) 7,223 43,305
Neon Payments Ltd.
(c)
........... 239 89,250
132,555
China — 0.2%
ByteDance Ltd., Series E-1 (Acquired
11/11/20, cost $272,511)
(c)(e)
..... 2,487 421,882
Germany — 0.3%
Porsche Automobil Holding SE
(Preference) ............... 953 102,305
Sartorius AG (Preference) ........ 6 3,123
Volkswagen AG (Preference) ...... 1,863 467,113
Volocopter Gmbh, (Acquired 03/03/21,
cost $159,412)
(c)(e)
........... 30 158,650
731,191
India — 0.1%
Think & Learn Pvt Ltd., Series F
(Acquired 12/11/20, cost $103,122)
(c)
(e)
...................... 32 122,723
Jersey — 0.0%
Loadsmart, Inc., Series C (Acquired
10/05/20, cost $85,987)
(c)(e)
..... 10,057 104,794
United Kingdom — 0.4%
(e)
Arrival Ltd., Series A (Acquired 10/8/20,
cost $252,641) ............. 35,173 538,453
Exscientia Ltd., C-1 (Acquired 02/24/21,
cost $80,550)
(c)
............. 46 161,100
Exscientia Ltd., C-1 (Acquired 04/29/21,
cost $38,524)
(c)(d)
............ 11 38,524
738,077
United States — 1.5%
2020 Cash Mandatory Exchangeable
Trust, 5.25%
(a)(j)
............. 277 349,042
Aptiv plc, Series A, 5.50%
(j)
....... 1,083 193,662
Becton Dickinson and Co., Series B,
6.00%
(f)
.................. 4,094 219,070
Boston Scientific Corp., Series A,
5.50% ................... 713 82,751
Cruise, Series G (Acquired 03/25/21,
cost $76,178)
(c)(e)
............ 2,891 76,582
Databricks, Inc., Series F (Acquired
10/22/19, cost $88,431)
(c)(e)
..... 2,059 365,205
Databricks, Inc., Series G (Acquired
02/01/21, cost $102,873)
(c)(e)
.... 580 102,874
Deep Instinct Ltd., Series D-2 (Acquired
03/19/21, cost $89,710)
(c)(e)
..... 14,760 92,946
DoubleVerify Holdings, Inc., Series A
(Acquired 11/18/20, cost $55,816)
(e)
3,243 133,113
Exo Imaging, Inc., Series C (Acquired
06/24/21, cost $62,470)
(c)(d)(e)
.... 10,664 62,470

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
United States (continued)
Farmer’s Business Network, Inc.,
Series F (Acquired 07/31/20, cost
$69,518)
(c)(e)
............... 2,103 $ 89,777
Grand Rounds, Inc., Series C (Acquired
03/31/15, cost $127,944)
(c)(e)
.... 46,081 169,578
Grand Rounds, Inc., Series D (Acquired
05/01/18, cost $51,112)
(c)(e)
..... 21,089 76,975
Jumpcloud, Inc., Series E-1 (Acquired
10/30/20, cost $93,611)
(c)(e)
..... 51,330 92,394
Lookout, Inc., Series F (Acquired
09/19/14-10/22/14, cost $243,061)
(c)
(e)
...................... 21,278 247,889
Mount Sinai Genomics, Inc., Sema 4
Series C (Acquired 07/17/20, cost
$82,846)
(c)(e)
............... 135 189,648
Mythic AI, Inc., Series C (Acquired
01/26/21, cost $48,256)
(c)(e)
..... 7,024 50,292
PsiQuantum Corp., (Acquired 05/21/21,
cost $40,179)
(c)(d)(e)
........... 1,532 40,179
Relativity Space, Inc., (Acquired
05/27/21, cost $68,894), Series E
(c)(d)
(e)
...................... 3,017 68,878
SambaNova Systems, Inc., (Acquired
04/09/21, cost $52,640), Series D
(c)(d)
(e)
...................... 554 52,641
SambaNova Systems, Inc., Series C
(Acquired 02/19/20, cost $91,575)
(c)
(e)
...................... 1,720 163,434
Snorkel AI, Inc., Series C (Acquired
06/30/21, cost $28,447)
(c)(d)(e)
.... 1,894 28,448
Wells Fargo & Co., Series L, 7.50%
(f)(j)(r)
46 70,206
Zero Mass Water, Inc., Series C-1
(Acquired 05/07/20, cost $70,353)
(c)
(e)
...................... 4,463 83,503
3,101,557
Total Preferred Stocks — 2.6%
(Cost: $3,976,263) .............................. 5,352,779
Trust Preferreds — 0.1%
United States — 0.1%
(b)
Citigroup Capital XIII , (LIBOR USD 3
Month + 6.37%), 6.56%, 10/30/40
(f)
5,096 142,178
GMAC Capital Trust I, Series 2 ,
(LIBOR USD 3 Month + 5.79%),
5.94%, 02/15/40 ............ 2,605 65,933
208,111
Total Trust Preferreds — 0.1%
(Cost: $205,560) ................................ 208,111
Total Preferred Securities — 2.9%
(Cost: $4,478,094) .............................. 5,863,860
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities — 0.1%
Commercial Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association
ACES Variable Rate Notes,
Series 2018-M13, Class A2,
3.82%, 09/25/30
(b)
........... USD 17 20,024
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates, Series KL06, Class
XFX, 1.36%, 12/25/29 ........ USD 100 $ 9,141
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(b)
:
Series K105, Class X1,
1.64% ,  03/25/53 ........ 279 31,965
Series K109, Class X1,
1.70% ,  04/25/30 ........ 118 14,127
Series K110, Class X1,
1.81% ,  04/25/30 ........ 100 12,755
Series K116, Class X1,
1.53% ,  07/25/30 ........ 100 11,003
Series K120, Class X1,
1.13% ,  10/25/30 ........ 396 32,682
Series KW09, Class X1,
0.94% ,  05/25/29 ........ 465 24,422
136,095
Total U.S. Government Sponsored Agency Securities
—
0.1%
(Cost: $155,124) ................................ 156,119
U.S. Treasury Obligations — 2.2%
U.S. Treasury Bonds:
(h)
1.13%, 05/15/40 - 08/15/40 ..... 1,262 1,086,464
2.38%, 11/15/49 ............ 1,135 1,208,065
U.S. Treasury Inflation Linked Notes,
0.13%, 01/15/30 - 01/15/31
(h)
.... 413 453,641
U.S. Treasury Notes, 2.00%, 11/15/21
(g)
(h)
...................... 1,750 1,762,578
Total U.S. Treasury Obligations — 2.2%
(Cost: $4,527,769) .............................. 4,510,748
Shares
Shares
Warrants — 0.0%
Brazil — 0.0%
Neon Payments Ltd. (Issued/
exercisable 06/25/20, 1 share for
1 warrant, Expires 10/08/21, Strike
Price USD 1.00)
(c)(d)
.......... 80 1,435
Cayman Islands — 0.0%
Hedosophia European Growth (Issued/
exercisable 06/15/21, 1 share for
1 warrant, Expires 05/13/27, Strike
Price EUR 11.50)
(d)
.......... 1,945 2,283
Switzerland — 0.0%
Cie Financiere Richemont SA (Issued/
exercisable 11/27/20, 1 share for
1 warrant, Expires 11/22/23, Strike
Price CHF 67.00)
(d)
.......... 36 24

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
United States — 0.0%
(d)
Cano Health, Inc. (Issued/exercisable
06/03/21, 1 share for 1 warrant,
Expires 07/06/25, Strike Price USD
11.50) ................... 1,986 $ 7,326
Climate Change Crisis Real Impact
I Acquisition Corp. (Issued/
exercisable 11/10/20, 1 share for 1
warrant, Expires 09/15/25, Strike
Price USD 11.50) ............ 1,130 4,610
Crown PropTech Acquisitions (Issued/
exercisable 02/05/21, 1 share for
1 warrant, Expires 02/01/26, Strike
Price USD 1.00)
(c)
........... 2,120 1,230
Israel Amplify Program Corp. (Issued/
exercisable 05/14/21, 1 share for
1 warrant, Expires 12/31/49, Strike
Price USD 1.00)
(c)
........... 3,104 4,687
Latch, Inc. (Issued/exercisable
06/04/21, 1 share for 1 warrant,
Expires 12/31/26, Strike Price USD
11.50) ................... 840 2,940
Lightning eMotors, Inc. (Issued/
exercisable 12/10/20, 1 share for
1 warrant, Expires 12/15/25, Strike
Price USD 1.00) ............ 2,348 7,890
Rotor Acquisition Corp. (Issued/
exercisable 01/15/21, 1 share for
1 warrant, Expires 01/31/26, Strike
Price USD 11.50)
(c)
........... 780 850
Tortoise Acquisition Corp. II (Issued/
exercisable 10/22/20, 1 share for
1 warrant, Expires 06/14/27, Strike
Price USD 11.50) ............ 1,160 2,517
TPG Pace Beneficial Finance Corp.
(Issued/exercisable 11/17/20,
1 share for 1 warrant, Expires
10/09/27, Strike Price USD 11.50) 510 1,688
Zero Mass Water, Inc., Series C-1
(Acquired 05/08/20, cost $0) (Issued/
exercisable 05/08/20, 1 share for
1 warrant, Expires 11/08/21, Strike
Price USD 18.92)
(c)(e)
......... 4,463 12,943
46,681
Total Warrants — 0.0% ............................ 50,423
Total Long-Term Investments — 94.4%
(Cost: $155,525,202) ............................. 192,972,287
Par (000)
Pa r (000)
Short-Term Securities — 6.3%
Foreign Government Obligations — 0.7%
(s)
Brazil - 0.7%
Federative Republic of Brazil Treasury
Bills, 8.71%
,
07/01/24 ......... BRL 9 1,450,467
Total Foreign Government Obligations — 0.7%
(Cost: $1,336,940) .............................. 1,450,467
Security
Shares
Shares Value
Money Market Funds — 5.4%
(p)(t)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01% ...... 7,170,256 $ 7,170,256
SL Liquidity Series, LLC, Money Market
Series, 0.13%
(u)
............. 3,845,376 3,846,529
Total Money Market Funds — 5.4%
(Cost: $11,016,785) .............................. 11,016,785
Par (000)
Pa r (000)
Time Deposits — 0.2%
Australia — 0.0%
Brown Brothers Harriman & Co.,
(0.44)%, 07/01/21 ........... AUD 13 9,402
Canada — 0.1%
Royal Bank of Canada,
0.01%, 07/02/21 ............ CAD 87 70,536
Europe — 0.0%
BNP Paribas, (0.78)%, 07/01/21 .... EUR 51 60,182
Hong Kong — 0.0%
Hong Kong & Shanghai Bank,
0.00%, 07/02/21 ............ HKD 213 27,382
Japan — 0.0%
Sumitomo Mitsui Financial Group, Inc.,
(0.31)%, 07/01/21 ........... JPY 2,376 21,307
Norway — 0.0%
Brown Brothers Harriman & Co.,
(1.08)%, 07/01/21 ........... NOK 1 99
Singapore — 0.0%
Hong Kong & Shanghai Bank,
0.00%, 07/01/21 ............ SGD 3 1,888
Switzerland — 0.0%
BNP Paribas, (1.83)%, 07/01/21 .... CHF —
(v)
494
United Kingdom — 0.1%
Citibank NA, 0.01%, 07/01/21 ..... GBP 47 64,176
United States — 0.0%
National Australia Bank Ltd.,
0.80%, 07/01/21 ............ USD 56 56,287
Total Time Deposits — 0.2%
(Cost: $311,753) ................................ 311,753
Total Short-Term Securities — 6.3%
(Cost: $12,665,478) .............................. 12,779,005
Total Options Purchased — 0.4%
(Cost: $1,019,741 ) .............................. 860,000
Total Investments Before Options Written and Investments Sold
Short — 101.1%
(Cost: $169,210,421) ............................. 206,611,292
Total Options Written — (0.2)%
(Premiums Received — $683,124) ................... (468,150)

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Investments Sold Short — (0.5)%
Common Stocks — (0.5)%
United States — (0.5)%
Appian Corp.
(d)
............... 1,479 $ (203,732)
DoorDash, Inc., Class A
(d)
........ 775 (138,206)
Hershey Co. (The) ............. 388 (67,582)
JM Smucker Co. (The) .......... 412 (53,383)
Nordstrom, Inc.
(d)
.............. 620 (22,673)
Snowflake, Inc., Class A
(d)
........ 554 (133,957)
Tesla, Inc.
(d)
.................. 197 (133,901)
Security
Shares
Shares Value
United States (continued)
Walgreens Boots Alliance, Inc. ..... 6,011 $ (316,239)
(1,069,673)
Total Common Stocks — (0.5)%
(Proceeds: $990,229) ............................ (1,069,673)
Total Investments Sold Short — (0.5)%
(Proceeds: $990,229 ) ............................ (1,069,673)
Total Investments Net of Options Written and Investments Sold
Short — 100.4%
(Cost: $167,537,068) ............................. 205,073,469
Liabilities in Excess of Other Assets — (0.4)% ............ (741,073)
Net Assets — 100.0% .............................. $ 204,332,396
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Non-income producing security.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $6,609,486, representing 3.23% of its net assets as of period end, and an original cost of $4,305,549.
(f)
All or a portion of this security is on loan.
(g)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Convertible security.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Zero-coupon bond.
(m)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Fixed rate.
(p)
Affiliate of the Fund.
(q)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(r)
Perpetual security with no stated maturity date.
(s)
Rates are discount rates or a range of discount rates as of period end.
(t)
Annualized 7-day yield as of period end.
(u)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(v)
Rounds to less than 1,000.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/21
Shares
Held at
06/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 110,670 $ 7,059,586 $ — $ — $ — $ 7,170,256 7,170,256 $ 98 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 6,400,603 — (2,553,476) (598) — 3,846,529 3,845,376 18,767
(b)
—
iShares China Large-Cap ETF .. 252,719 — (83,907) 3,224 (3,858) 168,178 3,630 548 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 2,408,432 — (2,286,888) 56,859 (78,830) 99,573 1,131 27,785 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 1,062,634 336,922 (1,323,656) (14,571) (21,961) 39,368 293 4,351 —
iShares J.P. Morgan USD
Emerging Markets Bond ETF . 2,370,707 3,928,664 (3,411,557) (82,317) 17,811 2,823,308 25,105 58,106 —
iShares Latin America 40 ETF .. 129,140 — (39,044) 2,741 84 92,921 2,948 1,114 —
iShares MSCI Brazil ETF ..... 97,012 97,699 (27,827) 1,238 119 168,241 4,150 2,598 —
iShares MSCI Emerging Markets
ETF .................. 33,120 — (11,200) 1,737 2 23,659 429 103 —
iShares MSCI Japan ETF ..... — 115,242 — — (559) 114,683 1,698 — —
iShares Nasdaq Biotechnology
ETF .................. 34,691 — (11,294) 2,660 (1,019) 25,038 153 34 —
iShares Russell 2000 ETF
(c)
.... 2,452,907 311,303 (2,947,808) 408,289 (224,691) — — 2,419 —
iShares S&P 500 Value ETF ... 225,443 — — — 34,551 259,994 1,761 2,147 —
$ 379,262 $ (278,351) $ 14,831,748 $ 118,070 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-BTP ............................................................... 24 09/08/21 $ 4,309 $ 29,625
Euro-Bund .............................................................. 6 09/08/21 1,228 1,470
Euro-Buxl ............................................................... 1 09/08/21 241 3,918
Japan 10 Year Bond ........................................................ 2 09/13/21 2,731 (346)
Australia 10 Year Bond ...................................................... 29 09/15/21 3,071 (11,095)
DAX Index .............................................................. 2 09/17/21 921 (13,866)
EURO STOXX 50 Index ..................................................... 26 09/17/21 1,250 (25,765)
FTSE/MIB Index .......................................................... 2 09/17/21 296 (6,240)
MSCI Emerging Markets E-Mini Index ............................................ 4 09/17/21 273 (1,308)
Russell 2000 E-Mini Index .................................................... 19 09/17/21 2,192 (21,776)
U.S. Treasury 10 Year Note ................................................... 22 09/21/21 2,913 6,859
U.S. Treasury Long Bond .................................................... 5 09/21/21 803 22,181
U.S. Treasury Ultra Bond .................................................... 4 09/21/21 770 7,926
U.S. Treasury 5 Year Note .................................................... 107 09/30/21 13,202 (11,184)
(19,601)
Short Contracts
NASDAQ 100 E-Mini Index ................................................... 27 09/17/21 7,856 (303,908)
S&P 500 E-Mini Index ...................................................... 76 09/17/21 16,297 (190,781)
U.S. Treasury 10 Year Ultra Note ............................................... 89 09/21/21 13,089 (157,801)
Long Gilt ............................................................... 9 09/28/21 1,595 (10,106)
U.S. Treasury 2 Year Note .................................................... 102 09/30/21 22,473 16,354
(646,242)
$ (665,843)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
PLN 1,583,000 EUR 343,276 Morgan Stanley & Co. International plc 07/09/21 $ 8,076
CHF 945,000 USD 1,019,979 Morgan Stanley & Co. International plc 07/14/21 1,705
USD 519,510 CHF 465,000 UBS AG 07/14/21 16,777
USD 718,640 EUR 587,697 Morgan Stanley & Co. International plc 07/21/21 21,495
USD 510,861 NOK 4,258,000 JPMorgan Chase Bank NA 07/22/21 16,277
INR 15,564,000 USD 205,276 Citibank NA 07/23/21 3,528
GBP 342,000 USD 471,533 Goldman Sachs International 07/29/21 1,596
MXN 9,141,000 USD 452,518 Goldman Sachs International 07/29/21 4,483
USD 473,326 GBP 342,000 Morgan Stanley & Co. International plc 07/29/21 197
USD 513,782 EUR 430,000 JPMorgan Chase Bank NA 08/12/21 3,469
USD 1,029,273 EUR 861,716 Bank of America NA 08/20/21 6,445
USD 597,373 SEK 4,937,000 HSBC Bank plc 08/26/21 20,196
USD 394,205 CNY 2,531,499 HSBC Bank plc 09/09/21 4,783
BRL 522,587 USD 102,000 Goldman Sachs International 09/10/21 2,148
USD 124,612 INR 9,178,330 BNP Paribas SA 09/17/21 2,350
JPY 33,277,404 EUR 251,000 Citibank NA 09/24/21 1,608
USD 995,942 CNY 6,474,917 HSBC Bank plc 09/24/21 1,005
USD 34,916 EUR 29,383 UBS AG 09/24/21 13
USD 495,377 CNY 3,221,208 UBS AG 09/30/21 625
116,776
JPY 85,553,000 USD 776,600 BNP Paribas SA 07/08/21 (6,477)
USD 801,023 CNY 5,306,000 HSBC Bank plc 07/08/21 (18,945)
JPY 85,985,000 USD 778,008 Bank of America NA 07/09/21 (3,990)
USD 304,000 BRL 1,744,808 Citibank NA 07/13/21 (46,362)
JPY 61,673,352 USD 561,974 BNP Paribas SA 07/14/21 (6,780)

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
JPY 49,700,648 USD 452,655 Citibank NA 07/14/21 $ (5,241)
JPY 55,993,950 EUR 429,000 HSBC Bank plc 07/15/21 (4,757)
JPY 84,786,000 USD 772,565 HSBC Bank plc 07/15/21 (9,300)
USD 455,132 BRL 2,574,000 BNP Paribas SA 07/15/21 (61,625)
EUR 587,697 USD 705,017 Deutsche Bank AG 07/21/21 (7,872)
JPY 73,818,000 USD 676,399 UBS AG 07/21/21 (11,836)
AUD 290,000 USD 225,049 Morgan Stanley & Co. International plc 07/22/21 (7,540)
GBP 528,000 USD 736,111 HSBC Bank plc 07/22/21 (5,683)
EUR 250,878 USD 303,716 Morgan Stanley & Co. International plc 07/23/21 (6,104)
GBP 528,000 USD 736,077 HSBC Bank plc 07/23/21 (5,647)
JPY 57,891,000 USD 531,397 Bank of America NA 07/29/21 (10,183)
JPY 73,818,000 USD 676,593 Morgan Stanley & Co. International plc 07/29/21 (11,983)
EUR 502,437 USD 609,734 Deutsche Bank AG 07/30/21 (13,613)
JPY 94,967,783 EUR 721,000 Goldman Sachs International 07/30/21 (400)
JPY 57,923,000 USD 532,237 Bank of America NA 07/30/21 (10,731)
JPY 61,881,000 USD 573,012 JPMorgan Chase Bank NA 07/30/21 (15,870)
GBP 2,158 USD 2,999 Citibank NA 08/05/21 (14)
GBP 427,842 USD 594,612 Morgan Stanley & Co. International plc 08/05/21 (2,719)
JPY 60,740,000 USD 558,359 JPMorgan Chase Bank NA 08/05/21 (11,462)
USD 576,634 CNY 3,763,000 BNP Paribas SA 08/05/21 (3,691)
USD 825,228 HKD 6,409,000 Bank of America NA 08/05/21 (275)
EUR 334,081 USD 401,533 JPMorgan Chase Bank NA 08/06/21 (5,102)
JPY 65,136,000 USD 596,588 JPMorgan Chase Bank NA 08/06/21 (10,105)
USD 342,481 CNY 2,235,000 HSBC Bank plc 08/06/21 (2,173)
USD 7,661 CNY 50,000 UBS AG 08/06/21 (49)
IDR 2,009,891,460 USD 139,502 Goldman Sachs International 08/11/21 (2,158)
IDR 989,946,540 USD 68,661 HSBC Bank plc 08/11/21 (1,013)
EUR 1,032,601 USD 1,255,708 Citibank NA 08/12/21 (30,243)
JPY 80,975,000 USD 746,320 JPMorgan Chase Bank NA 08/12/21 (17,186)
USD 827,784 HKD 6,429,000 BNP Paribas SA 08/12/21 (308)
EUR 812,091 USD 987,230 Citibank NA 08/13/21 (23,442)
AUD 656,221 USD 509,419 BNP Paribas SA 08/19/21 (17,176)
JPY 71,260,000 USD 652,930 Deutsche Bank AG 08/19/21 (11,236)
KRW 458,023,394 USD 406,554 Citibank NA 08/19/21 (1,307)
AUD 559,732 USD 431,861 JPMorgan Chase Bank NA 08/20/21 (11,994)
EUR 861,716 USD 1,052,898 Barclays Bank plc 08/20/21 (30,070)
KRW 459,684,000 USD 407,594 JPMorgan Chase Bank NA 08/24/21 (891)
KRW 463,406,000 USD 412,466 Morgan Stanley & Co. International plc 08/25/21 (2,473)
AUD 118,487 USD 91,940 JPMorgan Chase Bank NA 08/26/21 (3,058)
JPY 44,545,000 USD 406,554 Deutsche Bank AG 08/26/21 (5,404)
AUD 398,258 USD 308,140 JPMorgan Chase Bank NA 08/27/21 (9,391)
AUD 446,176 USD 342,314 JPMorgan Chase Bank NA 09/02/21 (7,612)
JPY 97,233,552 USD 888,880 Goldman Sachs International 09/09/21 (13,130)
USD 411,069 BRL 2,102,000 Citibank NA 09/09/21 (7,902)
USD 102,000 BRL 518,364 Citibank NA 09/10/21 (1,306)
CAD 456,000 USD 370,589 Deutsche Bank AG 09/23/21 (2,740)
USD 692,568 CNY 4,513,810 JPMorgan Chase Bank NA 09/23/21 (1,076)
USD 171,061 CNY 1,115,101 UBS AG 09/23/21 (297)
GBP 305,838 EUR 357,000 BNP Paribas SA 09/24/21 (921)
(508,863)
$ (392,087)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch Bank of America NA 07/22/21 CNH 6.56 CNH 6.56 USD 10 $ 1,376

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Barrier Options Purchased (continued)
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
USD Currency ............... One-Touch Bank of America NA 07/22/21 CNH 6.38 CNH 6.38 USD 20 $ 1,410
$ 2,786
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
SPDR S&P 500 ETF Trust ...................... 48 07/02/21 USD 427.00 USD 2,055 $ 10,920
Alphabet, Inc. .............................. 1 07/16/21 USD 2,600.00 USD 251 925
Amazon.com, Inc. ........................... 1 07/16/21 USD 3,750.00 USD 344 323
Apple, Inc. ................................ 16 07/16/21 USD 140.00 USD 219 1,416
Applied Materials, Inc. ........................ 15 07/16/21 USD 140.00 USD 214 7,650
BP plc ................................... 68 07/16/21 USD 29.00 USD 180 578
Crowdstrike Holdings, Inc. ...................... 5 07/16/21 USD 220.00 USD 126 16,138
DR Horton, Inc. ............................. 20 07/16/21 USD 95.00 USD 181 1,120
Freeport-McMoRan, Inc. ....................... 8 07/16/21 USD 38.00 USD 30 736
FTSE MIB Index ............................ 3 07/16/21 EUR 26,000.00 EUR 151 302
iShares MSCI Emerging Markets ETF .............. 123 07/16/21 USD 57.00 USD 678 1,230
Johnson Controls International plc ................ 29 07/16/21 USD 67.50 USD 199 5,365
Lions Gate Entertainment Corp. .................. 4 07/16/21 USD 21.00 USD 8 240
Mastercard, Inc. ............................ 6 07/16/21 USD 390.00 USD 219 282
Microsoft Corp. ............................. 8 07/16/21 USD 265.00 USD 217 6,000
PulteGroup, Inc. ............................ 12 07/16/21 USD 60.00 USD 65 180
Ralph Lauren Corp. .......................... 8 07/16/21 USD 145.00 USD 94 120
RingCentral, Inc. ............................ 2 07/16/21 USD 340.00 USD 58 140
Sabre Corp. ............................... 4 07/16/21 USD 20.00 USD 5 12
Sandvik AB ................................ 24 07/16/21 SEK 237.83 SEK 530 62
SPDR S&P 500 ETF Trust ...................... 90 07/16/21 USD 427.00 USD 3,853 41,085
SPDR S&P Oil & Gas Exploration & Production ETF .... 6 07/16/21 USD 102.00 USD 58 864
Twilio, Inc. ................................ 1 07/16/21 USD 390.00 USD 39 1,588
VanEck Vectors Semiconductor ETF ............... 30 07/16/21 USD 260.00 USD 787 17,250
SPDR S&P 500 ETF Trust ...................... 113 07/30/21 USD 436.00 USD 4,837 21,301
Amazon.com, Inc. ........................... 1 08/20/21 USD 3,600.00 USD 344 7,200
Comcast Corp. ............................. 11 08/20/21 USD 57.50 USD 63 1,799
CommScope Holding Co., Inc. ................... 3 08/20/21 USD 25.00 USD 6 128
ConocoPhillips ............................. 34 08/20/21 USD 65.00 USD 207 4,998
Daimler AG ................................ 20 08/20/21 EUR 85.00 EUR 151 1,067
Energy Select Sector SPDR Fund ................ 157 08/20/21 USD 60.00 USD 846 9,106
Facebook, Inc. ............................. 13 08/20/21 USD 345.00 USD 452 23,173
Freeport-McMoRan, Inc. ....................... 16 08/20/21 USD 41.00 USD 59 1,896
Global Payments, Inc. ........................ 10 08/20/21 USD 210.00 USD 188 1,475
L Brands, Inc. .............................. 27 08/20/21 USD 80.00 USD 195 6,372
Las Vegas Sands Corp. ....................... 5 08/20/21 USD 65.00 USD 26 238
Mastercard, Inc. ............................ 5 08/20/21 USD 375.00 USD 183 4,250
Mastercard, Inc. ............................ 11 08/20/21 USD 410.00 USD 402 1,535
salesforce.com, Inc. .......................... 5 08/20/21 USD 250.00 USD 122 3,363
SPDR S&P 500 ETF Trust ...................... 39 08/20/21 USD 440.00 USD 1,669 9,399
Trane Technologies plc ........................ 2 08/20/21 USD 190.00 USD 37 800
Wells Fargo & Co. ........................... 47 08/20/21 USD 45.00 USD 213 10,246
Western Digital Corp. ......................... 6 08/20/21 USD 95.00 USD 43 351
Western Digital Corp. ......................... 12 08/20/21 USD 85.00 USD 85 1,482
Zscaler, Inc. ............................... 6 08/20/21 USD 220.00 USD 130 6,165
Advance Auto Parts, Inc. ....................... 4 09/17/21 USD 210.00 USD 82 3,260
Carrier Global Corp. .......................... 26 09/17/21 USD 47.00 USD 126 8,580
Deere & Co. ............................... 1 09/17/21 USD 380.00 USD 35 745
FedEx Corp. ............................... 4 09/17/21 USD 310.00 USD 119 3,670
Freeport-McMoRan, Inc. ....................... 17 09/17/21 USD 40.00 USD 63 3,383
Illinois Tool Works, Inc. ........................ 8 09/17/21 USD 250.00 USD 179 700
Lions Gate Entertainment Corp. .................. 6 09/17/21 USD 25.00 USD 12 375
SPDR S&P 500 ETF Trust ...................... 157 09/17/21 USD 450.00 USD 6,721 31,008

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
SPDR S&P 500 ETF Trust ...................... 179 09/17/21 USD 440.00 USD 7,662 $ 85,920
Vinci SA .................................. 14 09/17/21 EUR 100.00 EUR 126 1,311
Wells Fargo & Co. ........................... 47 09/17/21 USD 45.00 USD 213 12,573
Nucor Corp. ............................... 10 10/15/21 USD 110.00 USD 96 3,250
TE Connectivity Ltd. .......................... 5 10/15/21 USD 145.00 USD 68 1,375
Parker-Hannifin Corp. ......................... 6 11/19/21 USD 340.00 USD 184 5,070
Diamondback Energy, Inc. ...................... 10 12/17/21 USD 90.00 USD 94 14,200
Diamondback Energy, Inc. ...................... 17 12/17/21 USD 115.00 USD 160 9,945
SPDR S&P 500 ETF Trust ...................... 10 12/17/21 USD 360.00 USD 428 73,315
Caesars Entertainment, Inc. .................... 6 01/21/22 USD 100.00 USD 62 9,765
Devon Energy Corp. .......................... 29 01/21/22 USD 35.00 USD 85 5,960
Devon Energy Corp. .......................... 36 01/21/22 USD 28.00 USD 105 16,110
521,385
Put
SPDR S&P 500 ETF Trust ...................... 3 07/02/21 USD 420.00 USD 128 29
SPDR S&P 500 ETF Trust ...................... 53 07/02/21 USD 410.00 USD 2,269 186
Invesco QQQ Trust 1 ......................... 35 07/16/21 USD 320.00 USD 1,241 1,295
Invesco QQQ Trust 1 ......................... 43 07/16/21 USD 325.00 USD 1,524 1,957
iShares Russell 2000 ETF ...................... 2 07/16/21 USD 218.00 USD 46 146
Pitney Bowes, Inc. ........................... 3 07/16/21 USD 7.00 USD 3 30
SPDR Bloomberg Barclays High Yield Bond ETF ...... 5 07/16/21 USD 108.00 USD 55 63
iShares iBoxx High Yield Corporate Bond ETF ........ 150 09/17/21 USD 84.00 USD 1,321 5,700
PG&E Corp. ............................... 4 09/17/21 USD 8.00 USD 4 56
90-day Eurodollar December 2021 Futures .......... 14 12/10/21 USD 99.38 USD 3,500 2,975
Uber Technologies, Inc. ....................... 3 12/17/21 USD 25.00 USD 15 47
12,484
$ 533,869
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
adidas AG ............. Barclays Bank plc 321 07/16/21 EUR 305.00 EUR 101 $ 4,477
EURO STOXX 50 Index .... Credit Suisse International 139 07/16/21 EUR 4,175.00 EUR 565 1,104
NXP Semiconductors NV ... UBS AG 1,055 07/16/21 USD 210.00 USD 217 2,959
Safran SA .............. Barclays Bank plc 811 07/16/21 EUR 125.00 EUR 95 509
USD Currency ........... Morgan Stanley & Co. International plc — 07/28/21 MXN 21.50 USD 1,214 830
DR Horton, Inc. .......... Citibank NA 2,094 08/20/21 USD 90.00 USD 189 9,737
EURO STOXX 50 Index .... Goldman Sachs International 83 08/20/21 EUR 4,250.00 EUR 337 1,211
LVMH Moet Hennessy Louis
Vuitton SE ........... Barclays Bank plc 193 08/20/21 EUR 675.00 EUR 128 2,813
Autodesk, Inc. ........... Nomura International plc 1,083 09/17/21 USD 295.00 USD 316 12,386
EURO STOXX 50 Index .... Credit Suisse International 139 09/17/21 EUR 4,250.00 EUR 565 4,500
United Rentals, Inc. ....... Credit Suisse International 300 09/17/21 USD 360.00 USD 96 2,235
USD Currency ........... Morgan Stanley & Co. International plc — 09/29/21 MXN 20.75 USD 1,214 14,368
EURO STOXX 50 Index .... Credit Suisse International 139 11/19/21 EUR 4,300.00 EUR 565 7,351
Amazon.com, Inc. ........ Citibank NA 76 06/17/22 USD 4,150.00 USD 261 11,801
76,281
Put
SPDR Gold Shares
(a)
...... Citibank NA 1,299 07/16/21 USD 164.00 USD 215 1,643
SPDR Gold Shares
(a)
...... Citibank NA 1,590 07/16/21 USD 166.00 USD 263 3,291
USD Currency ........... JPMorgan Chase Bank NA — 07/27/21 RUB 72.25 USD 403 2,139
EUR Currency ........... Morgan Stanley & Co. International plc — 07/30/21 USD 1.19 EUR 2,143 14,862
EUR Currency ........... BNP Paribas SA — 08/02/21 USD 1.19 EUR 1,492 14,746
iShares National Muni Bond
ETF ............... Credit Suisse International 27 08/20/21 USD 113.00 USD 3 –
iShares National Muni Bond
ETF ............... Credit Suisse International 27 08/20/21 USD 114.00 USD 3 –

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Options Purchased (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency ........... Morgan Stanley & Co. International plc — 08/25/21 MXN 19.75 USD 742 $ 6,584
USD Currency ........... Bank of America NA — 08/26/21 RUB 72.50 USD 691 6,675
USD Currency ........... JPMorgan Chase Bank NA — 08/26/21 ZAR 13.75 USD 546 2,613
52,553
$ 128,834
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Call
Dual Binary Option: Payout at expiration if the S&P 500
Index <= 4,567.73 and 10 year swap >= 1.7 ....... Goldman Sachs International 24 10/15/21 USD 219 $ 6,190
(a)
Option only pays if both terms are met on the expiration date.
OTC Credit Default Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on
5-Year Credit Default
Swap 1.00 % Quarterly CDX.NA.IG.36.V1 Quarterly
Morgan Stanley
& Co.
International
plc 07/21/21 USD 65.00 USD 800 $ 65
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.36.V1 Quarterly
JPMorgan Chase
Bank NA 07/21/21 USD 108.00 USD 95 75
Bought Protection on
5-Year Credit Default
Swap 5.00 Quarterly CDX.NA.HY.36.V1 Quarterly
JPMorgan Chase
Bank NA 07/21/21 USD 108.50 USD 50 55
$ 195
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.07% Annual
Goldman Sachs
International 12/24/21 0.07 % EUR 762 $ 6,631
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual
Goldman Sachs
International 04/20/22 1.60 USD 767 28,276
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.30% Semi-Annual
Morgan Stanley & Co.
International plc 04/21/22 1.30 USD 813 9,493
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.80% Semi-Annual
Morgan Stanley & Co.
International plc 03/16/23 0.80 USD 10,341 24,923
69,323

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
5-Year Interest Rate Swap
(a)
. 1.37% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 07/08/21 1.37 % USD 2,543 $ 1
30-Year Interest Rate Swap
(a)
0.48% Annual
6 month
EURIBOR Semi-Annual
JPMorgan Chase
Bank NA 11/16/21 0.48 EUR 760 32,573
30-Year Interest Rate Swap
(a)
0.49% Annual
6 month
EURIBOR Semi-Annual
Goldman Sachs
International 11/24/21 0.49 EUR 742 31,551
30-Year Interest Rate Swap
(a)
0.52% Annual
6 month
EURIBOR Semi-Annual
Goldman Sachs
International 12/09/21 0.52 EUR 687 27,593
10-Year Interest Rate Swap
(a)
1.79% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 12/29/21 1.79 USD 952 9,355
1-Year Interest Rate Swap
(a)
. 0.50% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 07/05/22 0.50 USD 11,010 17,730
118,803
$ 188,126
(a)
Forward settling swaption.
OTC Barrier Options Written
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
USD Currency ....... One-Touch Bank of America NA — 07/22/21 CNH 6.45 CNH 6.45 USD 10 $ (4,620)
EURO STOXX 50 Index . Down and In
Credit Suisse
International 129 12/17/21 EUR 3,500.00 EUR 3,100.00 EUR — (8,801)
$ (13,421)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Alphabet, Inc. ............................... 1 07/16/21 USD 2,800.00 USD 251 $ (498)
Amazon.com, Inc. ............................ 1 07/16/21 USD 4,100.00 USD 344 (78)
Apple, Inc. ................................. 16 07/16/21 USD 155.00 USD 219 (80)
Applied Materials, Inc. ......................... 15 07/16/21 USD 155.00 USD 214 (923)
Crowdstrike Holdings, Inc. ....................... 5 07/16/21 USD 250.00 USD 126 (4,463)
Freeport-McMoRan, Inc. ........................ 8 07/16/21 USD 41.00 USD 30 (212)
iShares MSCI Emerging Markets ETF ............... 123 07/16/21 USD 61.00 USD 678 (369)
Mastercard, Inc. ............................. 6 07/16/21 USD 440.00 USD 219 (54)
Microsoft Corp. .............................. 8 07/16/21 USD 290.00 USD 217 (132)
NVIDIA Corp. ............................... 2 07/16/21 USD 660.00 USD 160 (28,450)
RingCentral, Inc. ............................. 2 07/16/21 USD 390.00 USD 58 (200)
SPDR S&P Oil & Gas Exploration & Production ETF ..... 6 07/16/21 USD 110.00 USD 58 (219)
Twilio, Inc. ................................. 1 07/16/21 USD 450.00 USD 39 (157)
UWM Holdings Corp. .......................... 8 07/16/21 USD 12.00 USD 7 (60)
UWM Holdings Corp. .......................... 13 07/16/21 USD 11.00 USD 11 (98)
Amazon.com, Inc. ............................ 1 08/20/21 USD 3,900.00 USD 344 (1,908)
Capital One Financial Corp. ...................... 10 08/20/21 USD 160.00 USD 155 (4,725)
ConocoPhillips .............................. 34 08/20/21 USD 75.00 USD 207 (935)
Energy Select Sector SPDR Fund ................. 236 08/20/21 USD 65.00 USD 1,271 (5,664)
Facebook, Inc. .............................. 13 08/20/21 USD 365.00 USD 452 (11,960)
Freeport-McMoRan, Inc. ........................ 16 08/20/21 USD 46.00 USD 59 (720)
Global Payments, Inc. ......................... 10 08/20/21 USD 230.00 USD 188 (950)
Mastercard, Inc. ............................. 10 08/20/21 USD 400.00 USD 365 (2,400)
Mastercard, Inc. ............................. 11 08/20/21 USD 450.00 USD 402 (292)

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
UWM Holdings Corp. .......................... 4 08/20/21 USD 12.50 USD 3 $ (70)
Western Digital Corp. .......................... 9 08/20/21 USD 100.00 USD 64 (414)
Zscaler, Inc. ................................ 6 08/20/21 USD 250.00 USD 130 (1,419)
SPDR S&P 500 ETF Trust ....................... 157 09/17/21 USD 454.00 USD 6,721 (21,274)
Wells Fargo & Co. ............................ 47 09/17/21 USD 52.50 USD 213 (2,562)
Diamondback Energy, Inc. ....................... 10 12/17/21 USD 130.00 USD 94 (3,450)
Diamondback Energy, Inc. ....................... 17 12/17/21 USD 135.00 USD 160 (4,888)
SPDR S&P 500 ETF Trust ....................... 20 12/17/21 USD 455.00 USD 856 (10,790)
Caesars Entertainment, Inc. ..................... 6 01/21/22 USD 130.00 USD 62 (3,495)
Devon Energy Corp. ........................... 29 01/21/22 USD 40.00 USD 85 (3,466)
Devon Energy Corp. ........................... 36 01/21/22 USD 38.00 USD 105 (5,364)
(122,739)
Put
SPDR S&P 500 ETF Trust ....................... 56 07/02/21 USD 390.00 USD 2,397 (84)
Alphabet, Inc. ............................... 1 07/16/21 USD 2,100.00 USD 251 (105)
Amazon.com, Inc. ............................ 1 07/16/21 USD 3,000.00 USD 344 (338)
Apple, Inc. ................................. 16 07/16/21 USD 115.00 USD 219 (152)
Applied Materials, Inc. ......................... 31 07/16/21 USD 115.00 USD 441 (403)
Autodesk, Inc. ............................... 7 07/16/21 USD 240.00 USD 204 (189)
Crowdstrike Holdings, Inc. ....................... 5 07/16/21 USD 170.00 USD 126 (60)
DR Horton, Inc. .............................. 20 07/16/21 USD 80.00 USD 181 (170)
Invesco QQQ Trust 1 .......................... 43 07/16/21 USD 295.00 USD 1,524 (559)
iShares Russell 2000 ETF ....................... 2 07/16/21 USD 200.00 USD 46 (32)
Johnson Controls International plc ................. 41 07/16/21 USD 60.00 USD 281 (205)
Mastercard, Inc. ............................. 5 07/16/21 USD 330.00 USD 183 (233)
Mastercard, Inc. ............................. 6 07/16/21 USD 345.00 USD 219 (732)
Microsoft Corp. .............................. 8 07/16/21 USD 215.00 USD 217 (80)
PulteGroup, Inc. ............................. 12 07/16/21 USD 50.00 USD 65 (240)
Ralph Lauren Corp. ........................... 8 07/16/21 USD 115.00 USD 94 (1,460)
RingCentral, Inc. ............................. 2 07/16/21 USD 260.00 USD 58 (295)
salesforce.com, Inc. ........................... 10 07/16/21 USD 185.00 USD 244 (60)
Sandvik AB ................................. 24 07/16/21 SEK 208.10 SEK 530 (467)
SPDR Bloomberg Barclays High Yield Bond ETF ....... 5 07/16/21 USD 105.00 USD 55 (50)
Twilio, Inc. ................................. 1 07/16/21 USD 300.00 USD 39 (46)
MercadoLibre, Inc. ............................ 1 07/30/21 USD 1,300.00 USD 156 (825)
Amazon.com, Inc. ............................ 1 08/20/21 USD 2,800.00 USD 344 (1,155)
Comcast Corp. .............................. 11 08/20/21 USD 52.50 USD 63 (803)
Daimler AG ................................. 20 08/20/21 EUR 70.00 EUR 151 (2,194)
Facebook, Inc. .............................. 7 08/20/21 USD 305.00 USD 243 (2,398)
Global Payments, Inc. ......................... 10 08/20/21 USD 185.00 USD 188 (6,300)
Global Payments, Inc. ......................... 10 08/20/21 USD 170.00 USD 188 (2,100)
Las Vegas Sands Corp. ........................ 10 08/20/21 USD 50.00 USD 53 (1,905)
Mastercard, Inc. ............................. 5 08/20/21 USD 330.00 USD 183 (1,538)
Mastercard, Inc. ............................. 8 08/20/21 USD 340.00 USD 292 (3,740)
salesforce.com, Inc. ........................... 5 08/20/21 USD 220.00 USD 122 (940)
ServiceNow, Inc. ............................. 4 08/20/21 USD 410.00 USD 220 (510)
Trane Technologies plc ......................... 2 08/20/21 USD 170.00 USD 37 (325)
Wells Fargo & Co. ............................ 47 08/20/21 USD 40.00 USD 213 (2,350)
Zscaler, Inc. ................................ 6 08/20/21 USD 190.00 USD 130 (1,674)
Advance Auto Parts, Inc. ........................ 4 09/17/21 USD 180.00 USD 82 (1,260)
Alphabet, Inc. ............................... 1 09/17/21 USD 2,100.00 USD 251 (1,795)
Amazon.com, Inc. ............................ 1 09/17/21 USD 3,000.00 USD 344 (3,620)
Carrier Global Corp. ........................... 22 09/17/21 USD 43.00 USD 107 (1,320)
Deere & Co. ................................ 1 09/17/21 USD 320.00 USD 35 (653)
EQT Corp. ................................. 64 09/17/21 USD 17.00 USD 142 (2,240)
FedEx Corp. ................................ 4 09/17/21 USD 270.00 USD 119 (1,850)
Freeport-McMoRan, Inc. ........................ 17 09/17/21 USD 32.00 USD 63 (1,836)
Illinois Tool Works, Inc. ......................... 8 09/17/21 USD 200.00 USD 179 (1,620)
iShares iBoxx High Yield Corporate Bond ETF ......... 150 09/17/21 USD 81.00 USD 1,321 (3,600)
Microsoft Corp. .............................. 8 09/17/21 USD 225.00 USD 217 (1,092)
Vinci SA ................................... 14 09/17/21 EUR 85.00 EUR 126 (3,719)
Wells Fargo & Co. ............................ 47 09/17/21 USD 40.00 USD 213 (3,784)
Nucor Corp. ................................ 10 10/15/21 USD 92.50 USD 96 (6,200)

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
TE Connectivity Ltd. ........................... 5 10/15/21 USD 125.00 USD 68 $ (1,688)
Parker-Hannifin Corp. .......................... 6 11/19/21 USD 250.00 USD 184 (3,060)
(74,054)
$ (196,793)
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
FANUC Corp. .............. Goldman Sachs International 100 07/08/21 JPY 28,144.32 JPY 2,680 $ (58)
Kose Corp. ................ Morgan Stanley & Co. International plc 100 07/08/21 JPY 18,949.54 JPY 1,748 (4)
Sony Group Corp. ........... Morgan Stanley & Co. International plc 200 07/08/21 JPY 11,765.40 JPY 2,163 (57)
adidas AG ................ Barclays Bank plc 321 07/16/21 EUR 330.00 EUR 101 (578)
NXP Semiconductors NV ...... UBS AG 1,055 07/16/21 USD 230.00 USD 217 (264)
Safran SA ................. Barclays Bank plc 811 07/16/21 EUR 140.00 EUR 95 (58)
SPDR Gold Shares
(a)
......... Citibank NA 649 07/16/21 USD 192.00 USD 107 (10)
USD Currency .............. Morgan Stanley & Co. International plc — 07/28/21 MXN 20.75 USD 1,214 (3,285)
Disco Corp. ............... JPMorgan Chase Bank NA 49 08/13/21 JPY 38,689.39 JPY 1,664 (89)
FANUC Corp. .............. Goldman Sachs International 88 08/13/21 JPY 29,683.18 JPY 2,358 (135)
Hoya Corp. ................ JPMorgan Chase Bank NA 691 08/13/21 JPY 16,625.69 JPY 10,178 (316)
Keyence Corp. ............. JPMorgan Chase Bank NA 37 08/13/21 JPY 63,543.85 JPY 2,075 (50)
Kose Corp. ................ Morgan Stanley & Co. International plc 139 08/13/21 JPY 19,925.43 JPY 2,430 (70)
Recruit Holdings Co. Ltd. ...... Goldman Sachs International 449 08/13/21 JPY 6,191.74 JPY 2,456 (130)
Shin-Etsu Chemical Co. Ltd. .... JPMorgan Chase Bank NA 527 08/13/21 JPY 20,481.09 JPY 9,792 (424)
Sony Group Corp. ........... Goldman Sachs International 236 08/13/21 JPY 11,899.94 JPY 2,552 (141)
DR Horton, Inc. ............. Citibank NA 2,094 08/20/21 USD 97.50 USD 189 (3,874)
LVMH Moet Hennessy Louis Vuitton
SE ................... Barclays Bank plc 193 08/20/21 EUR 715.00 EUR 128 (1,020)
NXP Semiconductors NV ...... Nomura International plc 9 08/20/21 USD 225.00 USD 185 (2,988)
Autodesk, Inc. .............. Nomura International plc 1,561 09/17/21 USD 325.00 USD 456 (7,210)
USD Currency .............. Morgan Stanley & Co. International plc — 09/29/21 MXN 21.50 USD 1,214 (6,972)
(27,733)
Put
adidas AG ................ Barclays Bank plc 321 07/16/21 EUR 270.00 EUR 101 (133)
NXP Semiconductors NV ...... UBS AG 1,055 07/16/21 USD 170.00 USD 217 (4)
Safran SA ................. Barclays Bank plc 811 07/16/21 EUR 110.00 EUR 95 (838)
SPDR Gold Shares
(a)
......... Citibank NA 3,538 07/16/21 USD 157.00 USD 586 (1,021)
USD Currency .............. JPMorgan Chase Bank NA — 07/27/21 RUB 70.00 USD 403 (390)
EUR Currency .............. BNP Paribas SA — 07/30/21 USD 1.17 EUR 2,143 (3,125)
EUR Currency .............. BNP Paribas SA — 08/02/21 USD 1.15 EUR 2,239 (1,109)
DR Horton, Inc. ............. Citibank NA 2,094 08/20/21 USD 82.50 USD 189 (3,371)
Edwards Lifesciences Corp. .... Citibank NA 1,181 08/20/21 USD 87.50 USD 122 (528)
EURO STOXX 50 Index ....... Goldman Sachs International 83 08/20/21 EUR 3,725.00 EUR 337 (2,323)
Intuitive Surgical, Inc. ......... Citibank NA 136 08/20/21 USD 760.00 USD 125 (95)
LVMH Moet Hennessy Louis Vuitton
SE ................... Barclays Bank plc 193 08/20/21 EUR 605.00 EUR 128 (1,670)
USD Currency .............. Morgan Stanley & Co. International plc — 08/25/21 MXN 19.25 USD 1,113 (2,698)
USD Currency .............. Bank of America NA — 08/26/21 RUB 70.00 USD 1,037 (1,701)
USD Currency .............. JPMorgan Chase Bank NA — 08/26/21 ZAR 13.25 USD 820 (836)
Autodesk, Inc. .............. Nomura International plc 1,083 09/17/21 USD 250.00 USD 316 (3,511)
United Rentals, Inc. .......... Credit Suisse International 300 09/17/21 USD 280.00 USD 96 (2,294)
Amazon.com, Inc. ........... Citibank NA 38 06/17/22 USD 2,800.00 USD 131 (4,798)
(30,445)
$ (58,178)
(a)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Credit Default Swaptions Written
Paid by the Fund Received by the Fund
Description Rate/Reference Frequency Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit
Default Swap CDX.NA.IG.36.V1 Quarterly 1.00 % Quarterly
Morgan Stanley
& Co.
International
plc 07/21/21 NR USD 80.00 USD 800 $ (42)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
0.02% Annual
6 month
EURIBOR Semi-Annual
Goldman Sachs
International 08/24/21 0.02 % EUR 762 $ (1,889)
10-Year Interest Rate Swap
(a)
0.55% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 09/20/21 0.55 USD 430 (51)
1-Year Interest Rate Swap
(a)
. 0.40% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.40 USD 10,341 (7,742)
1-Year Interest Rate Swap
(a)
. 0.60% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.60 USD 10,341 (14,667)
(24,349)
Put
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.15% Semi-Annual
Goldman Sachs
International 07/08/21 2.15 USD 533 —
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.53% Semi-Annual
Goldman Sachs
International 07/08/21 2.53 USD 407 —
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.73% Semi-Annual
Goldman Sachs
International 07/26/21 1.73 USD 1,343 (970)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.72% Semi-Annual
Goldman Sachs
International 08/24/21 1.72 USD 952 (2,789)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.75% Semi-Annual
Goldman Sachs
International 08/31/21 1.75 USD 1,480 (4,441)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.19% Semi-Annual
Goldman Sachs
International 08/31/21 2.19 USD 740 (2,714)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.40% Semi-Annual
Morgan Stanley & Co.
International plc 09/20/21 1.40 USD 859 (14,279)
30-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.78% Annual
JPMorgan Chase
Bank NA 11/16/21 0.78 EUR 760 (9,134)
30-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.79% Annual
Goldman Sachs
International 11/24/21 0.79 EUR 742 (9,146)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.85% Semi-Annual
Goldman Sachs
International 11/26/21 1.85 USD 1,343 (9,037)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.32% Semi-Annual
Goldman Sachs
International 12/03/21 2.32 USD 416 (3,797)
30-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.82% Annual
Goldman Sachs
International 12/09/21 0.82 EUR 687 (8,412)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.76% Semi-Annual
Goldman Sachs
International 01/26/22 1.76 USD 2,974 (36,663)
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.60% Semi-Annual
Goldman Sachs
International 04/20/22 2.60 USD 767 (8,012)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.30% Semi-Annual
Morgan Stanley & Co.
International plc 04/21/22 2.30 USD 813 (4,863)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.04% Semi-Annual Barclays Bank plc 06/15/26 3.04 USD 3,176 (41,599)

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.04% Semi-Annual
Morgan Stanley & Co.
International plc 06/30/26 3.04 % USD 1,445 $ (19,511)
(175,367)
$ (199,716)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.33.V1 ................... 1.00 % Quarterly 12/20/24 USD 6,863 $ (139,000) $ (104,908) $ (34,092)
CDX.NA.HY.34.V9 ................... 5.00 Quarterly 06/20/25 USD 337 (33,786) 4,538 (38,324)
CDX.NA.IG.36.V1 ................... 1.00 Quarterly 06/20/26 USD 944 (24,320) (19,076) (5,244)
$ (197,106) $ (119,446) $ (77,660)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ITRAXX.EUR.
CROSSOVER.34.V2 . 5.00 % Quarterly 12/20/25 BBB- EUR 558 $ 85,568 $ 44,650 $ 40,918
ITRAXX.EUR.
CROSSOVER.35.V1 . 5.00 Quarterly 06/20/26 BB- EUR 391 58,309 57,482 827
$ 143,877 $ 102,132 $ 41,745
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month BA Semi-Annual 1.91% Semi-Annual N/A 07/09/21 CAD 5,597 $ 32,408 $ — $ 32,408
1.06% Semi-Annual 3 month LIBOR Quarterly N/A 03/27/22 USD 8,345 (77,618) (533) (77,085)
0.88% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/22 USD 4,668 (50,661) — (50,661)
28 day MXIBTIIE Monthly 4.42% Monthly N/A 02/28/23 MXN 7,323 (9,061) — (9,061)
28 day MXIBTIIE Monthly 4.50% Monthly N/A 03/03/23 MXN 7,321 (8,640) — (8,640)
28 day MXIBTIIE Monthly 4.68% Monthly N/A 02/27/24 MXN 5,196 (10,063) — (10,063)
28 day MXIBTIIE Monthly 4.86% Monthly N/A 03/01/24 MXN 5,196 (8,957) — (8,957)
0.40% Semi-Annual 3 month LIBOR Quarterly N/A 03/08/24 USD 6,570 8,189 — 8,189
0.53% Semi-Annual 3 month LIBOR Quarterly 06/06/22
(a)
06/06/24 USD 1,612 6,658 — 6,658
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 06/28/24 USD 1,455 (168) — (168)
1.60% Semi-Annual 3 month LIBOR Quarterly N/A 01/24/25 USD 3,339 (127,722) 33 (127,755)
0.35% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/25 USD 1,240 22,838 — 22,838
3 month LIBOR Quarterly 0.37% Semi-Annual N/A 10/29/25 USD 3,586 (73,605) — (73,605)
3 month LIBOR Quarterly 0.46% Semi-Annual N/A 11/23/25 USD 996 (17,656) — (17,656)

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 0.39% Semi-Annual N/A 02/10/26 USD 2,506 $ (56,416) $ — $ (56,416)
0.68% Semi-Annual 3 month LIBOR Quarterly N/A 02/19/26 USD 1,232 10,054 — 10,054
0.70% Semi-Annual 3 month LIBOR Quarterly N/A 02/22/26 USD 337 2,495 — 2,495
3 month LIBOR Quarterly 0.83% Semi-Annual N/A 03/08/26 USD 4,030 (5,269) — (5,269)
3 month LIBOR Quarterly 0.85% Semi-Annual N/A 04/08/26 USD 5,900 (13,920) — (13,920)
3 month LIBOR Quarterly 0.87% Semi-Annual N/A 04/08/26 USD 2,429 (3,330) — (3,330)
0.62% Semi-Annual 3 month LIBOR Quarterly N/A 04/08/26 USD 2,429 33,349 — 33,349
0.60% Semi-Annual 3 month LIBOR Quarterly N/A 04/08/26 USD 5,900 86,822 — 86,822
0.63% Semi-Annual 3 month LIBOR Quarterly N/A 05/26/26 USD 5,690 86,145 — 86,145
0.64% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/26 USD 8,622 126,565 — 126,565
0.85% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/26 USD 2,874 12,388 — 12,388
3 month LIBOR Quarterly 0.98% Semi-Annual N/A 06/28/26 USD 873 437 — 437
0.69% Semi-Annual 3 month LIBOR Quarterly N/A 06/23/30 USD 392 23,836 — 23,836
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 08/17/30 USD 936 (23,244) — (23,244)
3 month LIBOR Quarterly 0.64% Semi-Annual N/A 08/21/30 USD 427 (27,878) — (27,878)
3 month LIBOR Quarterly 0.68% Semi-Annual N/A 09/14/30 USD 154 (9,725) — (9,725)
3 month LIBOR Quarterly 0.66% Semi-Annual N/A 09/25/30 USD 234 (15,223) — (15,223)
0.71% Semi-Annual 3 month LIBOR Quarterly N/A 09/25/30 USD 234 14,166 — 14,166
3 month LIBOR Quarterly 0.69% Semi-Annual N/A 09/29/30 USD 187 (11,644) — (11,644)
0.76% Semi-Annual 3 month LIBOR Quarterly N/A 09/29/30 USD 187 10,432 — 10,432
0.81% Semi-Annual 3 month LIBOR Quarterly N/A 11/23/30 USD 656 35,926 — 35,926
1.17% Semi-Annual 3 month LIBOR Quarterly N/A 02/04/31 USD 426 8,485 — 8,485
1.20% Semi-Annual 3 month LIBOR Quarterly N/A 02/05/31 USD 251 4,475 — 4,475
3 month LIBOR Quarterly 1.40% Semi-Annual N/A 04/07/31 USD 1,860 (3,197) — (3,197)
3 month LIBOR Quarterly 1.42% Semi-Annual N/A 04/08/31 USD 1,072 158 — 158
1.57% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/31 USD 696 (8,406) — (8,406)
1.54% Semi-Annual 3 month LIBOR Quarterly N/A 05/28/31 USD 123 (1,138) — (1,138)
2.18% Semi-Annual 3 month LIBOR Quarterly 06/17/26
(a)
06/17/31 USD 1,070 (9,345) — (9,345)
2.18% Semi-Annual 3 month LIBOR Quarterly 06/17/26
(a)
06/17/31 USD 1,036 (9,105) — (9,105)
2.16% Semi-Annual 3 month LIBOR Quarterly 06/18/26
(a)
06/18/31 USD 1,070 (8,484) — (8,484)
1.99% Semi-Annual 3 month LIBOR Quarterly 07/02/26
(a)
07/02/31 USD 433 — — —
1.99% Semi-Annual 3 month LIBOR Quarterly 07/02/26
(a)
07/02/31 USD 1,012 — — —
0.89% Semi-Annual 3 month LIBOR Quarterly N/A 07/02/50 USD 291 61,858 — 61,858
0.88% Semi-Annual 3 month LIBOR Quarterly N/A 07/21/50 USD 192 41,458 — 41,458
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 09/28/50 USD 98 (16,498) — (16,498)
3 month LIBOR Quarterly 1.08% Semi-Annual N/A 09/28/50 USD 416 (70,619) — (70,619)
3 month LIBOR Quarterly 1.07% Semi-Annual N/A 10/21/50 USD 288 (49,643) — (49,643)
1.27% Semi-Annual 3 month LIBOR Quarterly N/A 10/23/50 USD 615 76,144 — 76,144
3 month LIBOR Quarterly 0.97% Semi-Annual N/A 10/28/50 USD 234 (45,987) — (45,987)
1.17% Semi-Annual 3 month LIBOR Quarterly N/A 10/28/50 USD 243 36,004 — 36,004
0.98% Semi-Annual 3 month LIBOR Quarterly N/A 10/29/50 USD 709 137,499 — 137,499
1.30% Semi-Annual 3 month LIBOR Quarterly N/A 11/19/50 USD 538 63,239 — 63,239
1.22% Semi-Annual 3 month LIBOR Quarterly N/A 11/27/50 USD 243 33,328 — 33,328
1.45% Semi-Annual 3 month LIBOR Quarterly N/A 12/11/50 USD 179 14,680 — 14,680
3 month LIBOR Quarterly 1.20% Semi-Annual N/A 12/22/50 USD 943 (134,799) — (134,799)
1.27% Semi-Annual 3 month LIBOR Quarterly N/A 12/30/50 USD 243 30,687 — 30,687
1.45% Semi-Annual 3 month LIBOR Quarterly N/A 01/07/51 USD 583 45,367 — 45,367
1.52% Semi-Annual 3 month LIBOR Quarterly N/A 01/08/51 USD 199 11,848 — 11,848
1.63% Semi-Annual 3 month LIBOR Quarterly N/A 01/25/51 USD 424 14,541 — 14,541
1.48% Semi-Annual 3 month LIBOR Quarterly N/A 01/28/51 USD 754 52,817 — 52,817
1.58% Semi-Annual 3 month LIBOR Quarterly N/A 02/01/51 USD 435 20,360 — 20,360
1.66% Semi-Annual 3 month LIBOR Quarterly N/A 02/04/51 USD 243 6,332 — 6,332
1.68% Semi-Annual 3 month LIBOR Quarterly N/A 02/05/51 USD 251 5,335 — 5,335
3 month LIBOR Quarterly 1.24% Semi-Annual N/A 02/10/51 USD 683 (88,915) — (88,915)
0.89% Semi-Annual 3 month LIBOR Quarterly N/A 02/10/51 USD 456 98,445 — 98,445
1.91% Semi-Annual 3 month LIBOR Quarterly N/A 02/22/51 USD 98 (3,452) — (3,452)
2.01% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/51 USD 360 (19,575) — (19,575)
1.97% Semi-Annual 3 month LIBOR Quarterly N/A 05/28/51 USD 59 (2,687) — (2,687)
2.04% Semi-Annual 3 month LIBOR Quarterly N/A 06/07/51 USD 112 (6,727) — (6,727)

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 1.83% Semi-Annual N/A 06/22/51 USD 251 $ 2,110 $ — $ 2,110
$ 248,501 $ (500) $ 249,001
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Bombardier, Inc. .......... 5.00 % Quarterly Barclays Bank plc 06/20/23 USD 69 $ (3,178) $ 7,646 $ (10,824)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Bombardier, Inc. ...... 5.00 % Quarterly Barclays Bank plc 12/20/21 CCC USD 100 $ 1,719 $ (2,177) $ 3,896
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swap s
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Financial Select Sector SPDR
Fund ................ USD (2,107) JPMorgan Chase Bank NA 09/16/21 USD 2 $ 476 $ — $ 476
iBoxx USD Liquid Leveraged
Loans Total Return Index .. USD 312,744 Goldman Sachs International 09/20/21 USD 313 (946) (111) (835)
iBoxx USD Liquid Leveraged
Loans Total Return Index .. USD 208,495
Morgan Stanley & Co.
International plc 09/20/21 USD 208 (574) (74) (500)
S&P 500 Annual Dividend Index
Futures December 2021 ... USD 48,550 BNP Paribas SA 12/17/21 USD 49 11,250 — 11,250
GSCBBL8X Index ......... USD 38,195 Goldman Sachs International 02/22/22 USD 38 6,598 — 6,598
$ 16,804 $ (185) $ 16,989
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $(1,332) of net dividends and financing fees.
(e)
Amount includes $(2,871) of net dividends and financing fees.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Citibank NA
(b)
01/25/21-05/31/23 $ 111,692 $ (14,324)
(c)
$ 98,700 0.3%
Monthly
JPMorgan Chase
Bank NA
(d)
02/08/23 (347,961) (347)
(e)
(345,437) 0.2
$ (14,671) $ (246,737)
(b) (d)
Range: 18-328 basis points 5-142 basis points
Benchmarks: Intercontinental Exchange LIBOR: Intercontinental Exchange LIBOR:
USD 1 Week USD 1 Month
USD 1 Month USD Overnight Bank Funding Rate
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of
June 30, 2021, expiration dates 01/25/21-05/31/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Italy
Leonardo SpA ........... 48,360 $ 391,299 396.5%
Total Reference Entity — Long ............ 391,299
Reference Entity — Short
Brazil
Banco BTG Pactual SA ..... (157) (3,844) (3.9)
Canada
Power Corp. of Canada ..... (168) (5,310) (5.4)
China
BeiGene Ltd., ADR ........ (15) (5,148) (5.2)
Bilibili, Inc., ADR .......... (97) (11,818) (12.0)
China Conch Venture Holdings
Ltd. ................ (3,500) (14,726) (14.9)
China Longyuan Power Group
Corp. Ltd., Class H ...... (5,000) (8,609) (8.7)
China Molybdenum Co. Ltd.,
Class H .............. (3,000) (1,778) (1.8)
China Vanke Co. Ltd., Class H (2,000) (6,251) (6.3)
Gaotu Techedu, Inc., ADR ... (181) (2,673) (2.7)
Kingsoft Cloud Holdings Ltd.,
ADR ................ (102) (3,461) (3.5)
Longfor Group Holdings Ltd. .. (2,000) (11,140) (11.3)
Microport Scientific Corp. .... (2,000) (17,950) (18.2)
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H ... (1,500) (12,107) (12.3)
Sunny Optical Technology Group
Co. Ltd. .............. (200) (6,316) (6.4)
TravelSky Technology Ltd., Class
H .................. (1,000) (2,155) (2.2)
Shares Value
% of Basket
Value
China (continued)
Zijin Mining Group Co. Ltd.,
Class H .............. (2,000) $ (2,684) (2.7) %
(106,816)
Denmark
Vestas Wind Systems A/S ... (372) (14,535) (14.7)
Finland
Sampo OYJ, Class A ....... (456) (20,969) (21.2)
France
Air Liquide SA ........... (27) (4,735) (4.8)
Airbus SE .............. (39) (5,025) (5.1)
(9,760)
South Korea
Celltrion Healthcare Co. Ltd. .. (93) (9,557) (9.7)
Hyundai Motor Co. ........ (20) (4,256) (4.3)
Korea Shipbuilding & Offshore
Engineering Co. Ltd. ..... (47) (5,590) (5.7)
(19,403)
Spain
Ferrovial SA ............. (78) (2,292) (2.3)
Grifols SA .............. (58) (1,573) (1.6)
(3,865)
Sweden
Evolution AB ............ (13) (2,056) (2.1)
Skandinaviska Enskilda Banken
AB, Class A ........... (586) (7,575) (7.7)
(9,631)
Taiwan
E.Sun Financial Holding Co. Ltd. (2,000) (1,888) (1.9)
United Kingdom
BT Group plc ............ (1,827) (4,910) (5.0)
HSBC Holdings plc ........ (1,262) (7,284) (7.4)
Prudential plc ............ (175) (3,329) (3.3)

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Shares Value
% of Basket
Value
United Kingdom (continued)
SSE plc ................ (398) $ (8,266) (8.4) %
Tesco plc ............... (3,417) (10,556) (10.7)
(34,345)
United States
Amphenol Corp., Class A .... (132) (9,030) (9.1)
Archer-Daniels-Midland Co. .. (158) (9,575) (9.7)
Boeing Co. (The) ......... (67) (16,050) (16.3)
Digital Realty Trust, Inc. ..... (30) (4,514) (4.6)
Liberty Broadband Corp., Class
A .................. (78) (13,117) (13.3)
Moderna, Inc. ............ (42) (9,869) (10.0)
Oracle Corp. ............ (1) (78) (0.1)
(62,233)
Total Reference Entity — Short ............ (292,599)
Net Value of Reference Entity — Citibank NA .. $ 98,700
The following table represents the individual short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of June 30, 2021, expiration date 02/08/23:
Shares Value
% of Basket
Value
Reference Entity — Short
Australia
Afterpay Ltd. ............ (56) $ (4,971) 1.4%
Macquarie Group Ltd. ...... (80) (9,373) 2.7
Transurban Group ......... (85) (906) 0.3
Westpac Banking Corp. ..... (236) (4,567) 1.3
(19,817)
Brazil
Hapvida Participacoes e
Investimentos SA ....... (3,893) (12,093) 3.5
Lojas Americanas SA
(Preference) .......... (1,635) (7,084) 2.1
Raia Drogasil SA ......... (1,899) (9,468) 2.7
(28,645)
Canada
Canadian Pacific Railway Ltd. . (52) (3,999) 1.2
Fairfax Financial Holdings Ltd. (8) (3,508) 1.0
Shaw Communications, Inc.,
Class B .............. (442) (12,804) 3.7
(20,311)
China
China Southern Airlines Co. Ltd.,
Class H .............. (10,000) (6,206) 1.8
Country Garden Holdings Co.
Ltd. ................ (5,000) (5,596) 1.6
Fuyao Glass Industry Group Co.
Ltd., Class H .......... (800) (5,632) 1.6
GDS Holdings Ltd., ADR .... (108) (8,477) 2.5
Geely Automobile Holdings Ltd. (3,000) (9,422) 2.7
Great Wall Motor Co. Ltd., Class
H .................. (2,500) (8,056) 2.3
Innovent Biologics, Inc. ..... (500) (5,832) 1.7
iQIYI, Inc., ADR .......... (1,286) (20,036) 5.8
Kunlun Energy Co. Ltd. ..... (2,000) (1,841) 0.5
Shares Value
% of Basket
Value
China (continued)
Ping An Healthcare and
Technology Co. Ltd. ..... (500) $ (6,229) 1.8%
Shandong Gold Mining Co. Ltd.,
Class H .............. (3,500) (6,188) 1.8
Shenzhou International Group
Holdings Ltd. .......... (200) (5,051) 1.5
Tencent Music Entertainment
Group, ADR ........... (204) (3,158) 0.9
Trip.com Group Ltd., ADR ... (104) (3,688) 1.1
Zai Lab Ltd., ADR ......... (13) (2,301) 0.7
(97,713)
Germany
Hannover Rueck SE ....... (21) (3,516) 1.0
Hong Kong
Link REIT .............. (510) (4,935) 1.4
Japan
Central Japan Railway Co. ... (100) (15,195) 4.4
Mitsui Fudosan Co. Ltd. ..... (400) (9,249) 2.7
Secom Co. Ltd. ........... (100) (7,622) 2.2
Seven & i Holdings Co. Ltd. .. (100) (4,790) 1.4
Sumitomo Realty & Development
Co. Ltd. .............. (100) (3,577) 1.0
(40,433)
Mexico
Wal-Mart de Mexico SAB de CV (1,535) (5,014) 1.5
South Africa
Capitec Bank Holdings Ltd. ... (89) (10,491) 3.0
South Korea
POSCO Chemical Co. Ltd. ... (108) (13,790) 4.0
Samsung C&T Corp. ....... (19) (2,301) 0.7
Samsung Life Insurance Co. Ltd. (19) (1,348) 0.4
(17,439)
Spain
Aena SME SA ........... (75) (12,306) 3.6
Switzerland
Chocoladefabriken Lindt &
Spruengli AG .......... (2) (19,898) 5.8
Schindler Holding AG ...... (34) (10,405) 3.0
(30,303)
United Kingdom
Aviva plc ............... (1,933) (10,852) 3.1
United States
Allstate Corp. (The) ........ (85) (11,087) 3.2
Hershey Co. (The) ........ (11) (1,916) 0.6
Kraft Heinz Co. (The) ....... (54) (2,202) 0.6
Mondelez International, Inc.,
Class A .............. (51) (3,184) 0.9
Paychex, Inc. ............ (49) (5,258) 1.5
Roper Technologies, Inc. .... (35) (16,457) 4.8
Xcel Energy, Inc. .......... (54) (3,558) 1.0
(43,662)
Total Reference Entity — Short ............ (345,437)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ (345,437)

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.53%
3 month BA .......................................... Canadian Bankers Acceptances 0.44
3 month LIBOR ....................................... London Interbank Offered Rate 0.15
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.52)
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 106,703 $ (124,517) $ 1,319,623 $ (1,106,537) $ —
OTC Swaps ..................................................... 7,646 (2,362) 22,220 (26,830) —
Options Written ................................................... N/A N/A 280,688 (65,714) (468,150)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 88,333 $ — $ 88,333
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 116,776 — — 116,776
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — 195 596,911 65,603 191,101 6,190 860,000
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 41,745 — — 1,277,878 — 1,319,623
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 11,542 18,324 — — — 29,866
$ — $ 53,482 $ 615,235 $ 182,379 $ 1,557,312 $ 6,190 $ 2,414,598
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — 563,644 — 190,532 — 754,176
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 508,863 — — 508,863
Options written
(b)
Options written at value ..................... — 42 243,656 24,736 199,716 — 468,150
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 77,660 — — 1,028,877 — 1,106,537
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 13,001 14,671 — 1,520 — 29,192
$ — $ 90,703 $ 821,971 $ 533,599 $ 1,420,645 $ — $ 2,866,918
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Statements
of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ (2,911,757) $ — $ (931,185) $ — $ (3,842,942)
Forward foreign currency exchange contracts .... — — — (348,620) — — (348,620)
Options purchased
(a)
.................... — (1,958) (1,160,309) (125,861) (401,924) — (1,690,052)
Options written ........................ — 431 1,250,249 45,664 172,148 — 1,468,492
Swaps .............................. — (22,589) 129,923 — (49,330) — 58,004
$ — $ (24,116) $ (2,691,894) $ (428,817) $ (1,210,291) $ — $ (4,355,118)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — (138,364) — (99,582) — (237,946)
Forward foreign currency exchange contracts .... — — — (675,167) — — (675,167)
Options purchased
(b)
.................... — (1,192) (311,947) 1,944 74,533 2,883 (233,779)
Options written ........................ — 518 103,136 2,396 63,914 — 169,964
Swaps .............................. — (40,081) (63,527) — 483,610 — 380,002
$ — $ (40,755) $ (410,702) $ (670,827) $ 522,475 $ 2,883 $ (596,926)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 19,990,791
Average notional value of contracts — short ................................................................................. 3,320,695
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 16,577,683
Average amounts sold — in USD ........................................................................................ 23,851,786
Options:
Average value of option contracts purchased ................................................................................ 787,404
Average value of option contracts written ................................................................................... 368,853
Average notional value of swaption contracts purchased ......................................................................... 36,922,085
Average notional value of swaption contracts written ........................................................................... 44,042,672
Credit default swaps:
Average notional value — buy protection ................................................................................... 8,212,948
Average notional value — sell protection ................................................................................... 989,811
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 52,654,479
Average notional value — receives fixed rate ................................................................................ 27,875,025
Total return swaps:
Average notional value ............................................................................................... 513,552
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Futures contracts .................................................................................... $ 87,292 $ 97,055
Forward foreign currency exchange contracts ................................................................. 116,776 508,863
Options
(a)(b)
........................................................................................ 860,000 468,150
Swaps — Centrally cleared ............................................................................. — 28,020
Swaps — OTC
(c)
.................................................................................... 29,866 29,192
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 1,093,934 $ 1,131,280
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(621,161) (321,868)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 472,773 $ 809,412
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Consolidated Schedule of
Investments.
(b)
Includes forward settling swaptions.

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 15,906 $ (15,906) $ — $ — $ —
Barclays Bank plc ................................ 19,341 (19,341) — — —
BNP Paribas SA ................................. 28,346 (28,346) — — —
Citibank NA .................................... 26,674 (26,674) — — —
Citibank NA
(d)
................................... 4,934 (1,031) — — 3,903
Credit Suisse International .......................... 15,190 (11,095) — — 4,095
Goldman Sachs International ........................ 125,633 (107,291) — — 18,342
HSBC Bank plc .................................. 25,984 (25,984) — — —
JPMorgan Chase Bank NA .......................... 57,677 (57,677) — — —
Morgan Stanley & Co. International plc .................. 120,328 (105,634) — — 14,694
Nomura International plc ........................... 12,386 (12,386) — — —
UBS AG ...................................... 20,374 (12,450) — — 7,924
$ 472,773 $ (423,815) $ — $ — $ 48,958
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(e)
Cash
Collateral
Pledged
(e)
Net Amount of
Derivative
Liabilities
(c)(f)
Bank of America NA .............................. $ 31,500 $ (15,906) $ — $ (15,594) $ —
Barclays Bank plc ................................ 88,967 (19,341) — — 69,626
BNP Paribas SA ................................. 101,212 (28,346) — — 72,866
Citibank NA .................................... 142,807 (26,674) — — 116,133
Citibank NA
(d)
................................... 1,031 (1,031) — — —
Credit Suisse International .......................... 11,095 (11,095) — — —
Deutsche Bank AG ............................... 40,865 — — — 40,865
Goldman Sachs International ........................ 107,291 (107,291) — — —
HSBC Bank plc .................................. 47,518 (25,984) — — 21,534
JPMorgan Chase Bank NA .......................... 105,333 (57,677) — — 47,656
Morgan Stanley & Co. International plc .................. 105,634 (105,634) — — —
Nomura International plc ........................... 13,709 (12,386) — — 1,323
UBS AG ...................................... 12,450 (12,450) — — —
$ 809,412 $ (423,815) $ — $ (15,594) $ 370,003
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Represents derivatives owned by the BlackRock Cayman Global Allocation Portfolio I, Ltd., a wholly-owned subsidiary of the Fund. See Note 1 of the Notes to Financial Statements.
(e)
Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(f)
Net amount represents the net amount payable due to the counterparty in the event of default.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities:
Cayman Islands ........................................ $ — $ 286,494 $ 150,000 $ 436,494
Ireland .............................................. — 118,656 — 118,656
United States .......................................... — 3,578,266 281,535 3,859,801
Common Stocks:
Argentina ............................................ 855,227 — — 855,227
Australia ............................................. — 402,986 213,505 616,491
Belgium ............................................. — 6,561 — 6,561
Brazil ............................................... 296,539 — — 296,539
Canada ............................................. 2,018,450 — — 2,018,450
Cayman Islands ........................................ 69,074 — — 69,074
Chile ............................................... 5,301 — — 5,301
China ............................................... 1,834,732 4,312,101 — 6,146,833
Denmark ............................................. — 538,861 — 538,861
Finland .............................................. — 408,783 — 408,783
France .............................................. — 7,246,692 — 7,246,692
Germany ............................................ 923,319 6,724,054 — 7,647,373
Hong Kong ........................................... 23,917 1,026,325 — 1,050,242
India ............................................... — 479,258 172,580 651,838
Indonesia ............................................ — 51,577 — 51,577
Ireland .............................................. — 25,844 — 25,844
Israel ............................................... 58,225 — — 58,225
Italy ................................................ — 3,501,241 — 3,501,241
Japan ............................................... — 3,489,188 — 3,489,188
Luxembourg .......................................... — 116,406 — 116,406
Macau .............................................. — 24,014 — 24,014
Mexico .............................................. 6,138 — — 6,138
Netherlands ........................................... — 3,762,208 — 3,762,208
New Zealand .......................................... — 3,394 — 3,394
Norway .............................................. 20,273 11,047 — 31,320
Poland .............................................. 98,202 8,307 — 106,509
Portugal ............................................. 36,838 — — 36,838
Saudi Arabia .......................................... — 2,442 — 2,442
Singapore ............................................ — 128,067 — 128,067
South Africa ........................................... 39 176,939 — 176,978
South Korea .......................................... — 1,489,575 — 1,489,575
Spain ............................................... — 872,181 — 872,181
Sweden ............................................. 219,149 2,274,082 — 2,493,231
Switzerland ........................................... 82,907 1,011,350 — 1,094,257
Taiwan .............................................. 103,799 2,216,329 — 2,320,128
Thailand ............................................. 42,813 12,120 — 54,933
United Arab Emirates .................................... — — — —
United Kingdom ........................................ 2,008,017 3,854,360 — 5,862,377
United States .......................................... 91,576,869 1,659,574 708,818 93,945,261
Corporate Bonds
Australia ............................................. — — 833,328 833,328
Canada ............................................. — 70,811 — 70,811
China ............................................... — 300 — 300
Germany ............................................ — 421,024 — 421,024
Greece .............................................. — 153,992 — 153,992
India ............................................... — 2,115 — 2,115
Italy ................................................ — 429,407 — 429,407
Luxembourg .......................................... — 563,484 — 563,484
Turkey .............................................. — — 62,000 62,000
United Arab Emirates .................................... — 4,119 — 4,119

BlackRock Global Allocation Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
Level 1 Level 2 Level 3 Total
United Kingdom ........................................ $ — $ 618,752 $ — $ 618,752
United States .......................................... — 5,633,562 143,092 5,776,654
Floating Rate Loan Interests:
Canada ............................................. — 337,544 — 337,544
France .............................................. — 253,910 — 253,910
Jersey, Channel Islands ................................... — — 76,950 76,950
Luxembourg .......................................... — 125,066 96,030 221,096
Netherlands ........................................... — 365,716 168,844 534,560
United States .......................................... — 2,599,898 1,073,173 3,673,071
Foreign Government Obligations .............................. — 8,107,925 — 8,107,925
Investment Companies .................................... 5,973,492 — — 5,973,492
Municipal Bonds ......................................... — 116,964 — 116,964
Non-Agency Mortgage-Backed Securities ........................ — 2,336,456 — 2,336,456
Other Interests .......................................... — — 197,635 197,635
Preferred Securities:
Brazil ............................................... 43,305 — 89,250 132,555
China ............................................... — — 421,882 421,882
Germany ............................................ — 572,541 158,650 731,191
India ............................................... — — 122,723 122,723
Jersey .............................................. — — 104,794 104,794
United Kingdom ........................................ — 538,453 199,624 738,077
United States .......................................... 1,122,842 436,083 2,053,713 3,612,638
U.S. Government Sponsored Agency Securities .................... — 156,119 — 156,119
U.S. Treasury Obligations ................................... — 4,510,748 — 4,510,748
Warrants .............................................. 21,388 7,890 21,145 50,423
Short-Term Securities:
Foreign Government Obligations .............................. — 1,450,467 — 1,450,467
Money Market Funds ...................................... 7,170,256 — — 7,170,256
Time Deposits .......................................... — 311,753 — 311,753
Options Purchased:
Credit contracts .......................................... — 195 — 195
Equity contracts .......................................... 530,894 66,017 — 596,911
Foreign currency exchange contracts ........................... — 65,603 — 65,603
Interest rate contracts ...................................... 2,975 188,126 — 191,101
Other contracts .......................................... — 6,190 — 6,190
Unfunded Floating Rate Loan Interests
(a)
.............................. — 4 — 4
Liabilities:
Investments Sold Short .................................... (1,069,673) — — (1,069,673)
$ 114,075,307 $ 80,270,516 $ 7,349,271 $ 201,695,094
Investments valued at NAV
(b)
...................................... 3,846,529
$ —
$ 205,541,623
$ —
Derivative Financial Instruments
(c)
Assets:
Credit contracts ........................................... $ — $ 45,641 $ — $ 45,641
Equity contracts ........................................... — 18,324 — 18,324
Foreign currency exchange contracts ............................ — 116,776 — 116,776
Interest rate contracts ....................................... 88,333 1,277,878 — 1,366,211
Liabilities:
Credit contracts ........................................... — (88,526) — (88,526)
Equity contracts ........................................... (760,437) (61,534) — (821,971)
Foreign currency exchange contracts ............................ — (533,599) — (533,599)
Interest rate contracts ....................................... (190,532) (1,229,928) — (1,420,460)
$ (862,636) $ (454,968) $ — $ (1,317,604)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Global Allocation Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Options
Purchased
Other
Interests
Preferred
Securities Warrants Total
Investments:
Assets:
Opening balance, as of December 31, 2020 ......... $ — $ 371,145 $ 899,115 $ 982,823 $ 1,862 $ — $ 2,517,063 $ 8,398 $ 4,780,406
Transfers into level 3 ....................... — — — 91,226 — — — — 91,226
Transfers out of level 3 ...................... — — — (74,252) — — (55,844) — (130,096)
Accrued discounts/premiums ................... — — (447) 2,817 — — — — 2,370
Net realized gain .......................... — — — 10,314 — — 62,626 — 72,940
Net change in unrealized appreciation (depreciation)
(a)(b)
. 2,548 260,955 (19,795) 117,348 — 30,481 126,412 4,100 522,049
Purchases ............................... 428,987 462,803 159,547 936,614 — 167,154 1,185,867 8,647 3,349,619
Sales .................................. — — — (651,893) (1,862) — (685,488) — (1,339,243)
Closing balance, as of June 30, 2021 .............
$ 431,535 $ 1,094,903 $ 1,038,420 $ 1,414,997 $ —
$ 197,635
$ 3,150,636 $ 21,145 $ 7,349,271
Net change in unrealized appreciation (depreciation) on
investments still held a t June 30, 2021
(b)
.........
$ 2,548 $ 260,955 $ (19,795) $ 125,760 $ —
$ 30,481
$ 730,786 $ 4,889 $ 1,135,624
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

BlackRock Global Allocation Portfolio
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2021
See notes to financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information in the amount of $1,101,410 . A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Common Stocks ........................... $ 1,094,903 Income Discount Rate 16% —
Market Revenue Multiple 10.60x – 26.25x 12.00x
Volatility 44% - 65% 48%
Time to Exit 1.2 – 2.6 1.5
EBITDA 22.72x —
Recent Transactions — —
Corporate Bonds ........................... 1,038,420 Income Discount Rate 16% – 34% 17%
Market Recent Transactions — —
Floating Rate Loan Interests .................... 749,809 Income Discount Rate 6% – 11% 9%
Market Recent Transactions — —
Other Interests ............................ 197,635 Market Discount Rate 5% —
Preferred Stocks
(b)(c)
......................... 3,150,636 Income Discount Rate 27% —
Market Revenue Multiple 2.75x – 46.84x 17.89x
Time to Exit 0.3 – 4.0 2.1
Volatility 40% – 79% 56%
Recent Transactions — —
Warrants ................................ 16,458 Market Revenue Multiple 9.75x – 12.50x 10.02x
Time to Exit 0.3 – 1.9 1.7
Volatility 34% - 71% 53%
$ 6,247,861
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
For the period end June 30, 2021, the valuation technique for investments classified as Preferred Stocks amounting to $741,793 changed to Current Value. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.
(c)
For the period end June 30, 2021, the valuation technique for investments classified as Preferred Stocks amounting to $163,434 changed to Transaction Price approach. The investments were previously valued utilizing Current Value approach. The change was due to consideration of the information that was available at the time the investments were valued.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock Government Money Market Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2021
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations — 28.5%
Federal Farm Credit Bank Discount Notes
(a)
:
0.15% ,  07/01/21 .................. USD 1,070 $ 1,070,000
0.03% ,  07/21/21 .................. 260 259,980
0.04% ,  08/31/21 .................. 280 279,957
0.05% ,  09/22/21 .................. 670 669,861
0.06% ,  11/16/21 .................. 700 699,785
0.06% ,  11/17/21 .................. 805 804,720
0.05% ,  12/02/21 .................. 275 274,883
0.05% ,  12/28/21 .................. 120 119,952
0.05% ,  01/19/22 .................. 325 324,854
0.05% ,  01/28/22 .................. 285 284,867
Federal Farm Credit Bank Variable Rate
Notes
(b)
:
(LIBOR USD 1 Month + 0.16%),
0.25% ,  07/01/21 ................ 380 380,000
(US Treasury 3 Month Bill Money Market
Yield + 0.23%), 0.27% ,  07/08/21 ..... 275 275,000
(LIBOR USD 1 Month + 0.11%),
0.18% ,  11/12/21 ................ 130 130,000
(SOFR + 0.19%), 0.24% ,  11/18/21 ...... 215 215,000
(US Treasury 3 Month Bill Money Market
Yield + 0.15%), 0.20% ,  12/13/21 ..... 300 299,865
(SOFR + 0.18%), 0.23% ,  01/14/22 ...... 490 490,000
(SOFR + 0.04%), 0.09% ,  07/11/22 ...... 580 580,121
(US Federal Funds Effective Rate
(continuous series) + 0.18%),
0.28% ,  07/20/22 ................ 1,075 1,074,888
(SOFR + 0.10%), 0.15% ,  09/02/22 ...... 175 175,000
(SOFR + 0.05%), 0.10% ,  09/08/22 ...... 580 580,104
(SOFR + 0.06%), 0.11% ,  10/21/22 ...... 820 820,000
(SOFR + 0.08%), 0.12% ,  11/03/22 ...... 665 665,000
(SOFR + 0.03%), 0.07% ,  01/12/23 ...... 945 944,927
(SOFR + 0.06%), 0.11% ,  01/20/23 ...... 210 210,000
Federal Home Loan Bank:
0.04% ,  10/15/21 .................. 220 219,999
0.05% ,  12/23/21 .................. 265 264,996
Federal Home Loan Bank Discount Notes
(a)
:
0.03% ,  07/09/21 .................. 200 200,000
0.03% ,  07/14/21 .................. 300 300,000
0.03% ,  07/28/21 .................. 200 199,999
0.04% ,  08/04/21 .................. 300 299,997
0.04% ,  08/06/21 .................. 400 399,994
0.04% ,  08/11/21 .................. 520 519,991
0.04% ,  08/12/21 .................. 300 299,995
0.05% ,  09/17/21 .................. 3,110 3,109,677
0.05% ,  09/23/21 .................. 1,090 1,089,885
0.05% ,  09/29/21 .................. 2,620 2,619,705
0.06% ,  11/05/21 .................. 315 314,944
Federal Home Loan Bank Variable Rate
Notes
(b)
:
(SOFR + 0.08%), 0.12% ,  07/08/21 ...... 400 400,000
(SOFR + 0.09%), 0.14% ,  09/10/21 ...... 950 950,000
(SOFR + 0.12%), 0.17% ,  10/13/21 ...... 2,000 2,000,000
(SOFR + 0.12%), 0.17% ,  02/28/22 ...... 695 695,000
(SOFR + 0.01%), 0.06% ,  03/28/22 ...... 100 100,000
(SOFR + 0.01%), 0.06% ,  03/30/22 ...... 125 125,000
(SOFR + 0.02%), 0.07% ,  04/12/22 ...... 155 155,000
(SOFR + 0.07%), 0.11% ,  04/28/22 ...... 180 180,000
(SOFR + 0.07%), 0.11% ,  11/09/22 ...... 1,000 1,000,000
(SOFR + 0.02%), 0.07% ,  12/16/22 ...... 1,190 1,190,000
Federal Home Loan Mortgage Corp.,
1.13%, 08/12/21 ................. 180 180,204
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(b)
:
(SOFR + 0.18%), 0.23% ,  12/13/21 ...... 200 200,000
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
(SOFR + 0.19%), 0.24% ,  06/02/22 ...... USD 610 $ 610,000
(SOFR + 0.07%), 0.11% ,  11/10/22 ...... 415 415,000
Federal National Mortgage Association,
1.38%, 10/07/21 ................. 250 250,828
Federal National Mortgage Association Variable
Rate Notes
(b)
:
(SOFR + 0.35%), 0.40% ,  04/07/22 ...... 555 555,000
(SOFR + 0.39%), 0.44% ,  04/15/22 ...... 615 615,000
Total U.S. Government Sponsored Agency Obligations — 28.5%
(Cost: $31,088,978) ............................... 31,088,978
U.S. Treasury Obligations — 42.2%
U.S. Treasury Bills
(a)
:
0.03%, 07/06/21 .................. 6,377 6,376,558
0.03%, 07/08/21 .................. 4,620 4,619,982
0.04%, 07/13/21 .................. 7,305 7,304,954
0.04%, 07/22/21 .................. 1,037 1,036,894
0.04%, 07/27/21 .................. 1,785 1,784,961
0.04%, 08/10/21 .................. 200 199,995
0.05%, 08/12/21 .................. 420 419,931
0.04%, 08/24/21 .................. 7,000 6,999,475
0.05%, 09/14/21 .................. 280 279,988
0.05%, 10/12/21 .................. 1,948 1,947,733
0.06%, 10/19/21 .................. 230 229,975
0.05%, 11/02/21 .................. 376 375,938
0.05%, 11/04/21 .................. 789 788,128
0.05%, 11/12/21 .................. 185 184,966
0.05%, 12/02/21 .................. 145 144,969
0.05%, 12/09/21 .................. 1,712 1,711,194
0.05%, 12/16/21 .................. 2,120 2,119,304
0.05%, 12/23/21 .................. 3,275 3,274,194
0.06%, 12/30/21 .................. 1,840 1,838,977
0.05%, 01/27/22 .................. 1,666 1,665,525
U.S. Treasury Notes:
(US Treasury 3 Month Bill Money Market
Yield + 0.22%), 0.27%, 07/31/21
(b)
.... 1,000 1,000,000
(US Treasury 3 Month Bill Money Market
Yield + 0.30%), 0.35%, 10/31/21
(b)
.... 335 335,066
2.50%, 02/15/22 .................. 25 25,377
1.75%, 02/28/22 .................. 25 25,275
0.38%, 03/31/22 .................. 25 25,053
1.75%, 05/15/22 .................. 125 126,829
1.75%, 06/15/22 .................. 100 101,605
(US Treasury 3 Month Bill Money Market
Yield + 0.05%), 0.10%, 01/31/23
(b)
.... 1,000 1,000,104
Total U.S. Treasury Obligations — 42.2%
(Cost: $45,942,950) ............................... 45,942,950
Total Repurchase Agreements — 27.1%
(Cost: $29,500,000) ............................... 29,500,000
Total Investments — 97.8%
(Cost: $106,531,928 )
(c)
............................. 106,531,928
Other Assets Less Liabilities — 2.2% .................... 2,449,063
Net Assets — 100.0% ............................... $ 108,980,991

BlackRock Government Money Market Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2021
See notes to financial statements.
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Cost for U.S. federal income tax purposes.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including
Interest Position Original Par
Position
Received,
At Value
Bank of America
Securities, Inc. ..... 0.05% 06/30/21 07/01/21 $ 5,000 $ 5,000 $ 5,000,007
U.S. Government
Sponsored Agency
Obligations, 4.34% to
4.62%, due 11/24/25 to
03/22/61 ......... $ 9,184,000 $ 5,100,000
$ – $ –
BNP Paribas SA ...... 0.05 06/30/21 07/01/21 5,000 5,000 5,000,007
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 8.00%, due
11/04/21 to 05/15/50 . 156,121,770 5,100,021
$ – $ –
JP Morgan Securities LLC 0.05 06/30/21 07/01/21 6,000 6,000 6,000,008
U.S. Treasury
Obligations, 0.00% to
2.75%, due 07/15/37 to
05/16/53 ......... 6,980,000 6,120,010
0.20
(a)
06/30/21 08/05/21 2,500 2,500 2,500,501
U.S. Government
Sponsored Agency
Obligations, 4.00% to
6.11%, due 02/15/34 to
01/15/37 ......... 54,783,000 2,625,000
$ – $ –
$ 8,500 $ 8,745,010
$ – $ –
Mizuho Securities USA
LLC ............. 0.06 06/30/21 07/01/21 7,000 7,000 7,000,011
U.S. Government
Sponsored Agency
Obligations, 2.00% to
3.00%, due 03/01/36 to
07/01/46 ......... 6,000,000 7,350,000
$ – $ –
TD Securities USA LLC .. 0.05 06/30/21 07/01/21 4,000 4,000 4,000,006
U.S. Treasury
Obligations, 0.13% to
1.88%, due 10/15/24 to
11/19/37 ......... 5,519,000 4,080,030
$ – $ –
$ 29,500 $ 30,375,061
$ – $ –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Short-Term Securities ....................................... $ — $ 106,531,928 $ — $ 106,531,928

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2021
Security
Shares
Shares Value
Common Stocks — 2.9%
Auto Components — 0.0%
Lear Corp. ....................... 44 $ 7,712
Building Products — 0.0%
AZEK Co., Inc. (The)
(a)
............... 17 722
Chemicals — 0.3%
Atotech Ltd.
(a)
..................... 73 1,864
Diversey Holdings Ltd.
(a)
.............. 1,686 30,196
Element Solutions, Inc. ............... 1,900 44,422
76,482
Communications Equipment — 0.0%
CommScope Holding Co., Inc.
(a)
......... 542 11,550
Electrical Equipment — 0.1%
Sensata Technologies Holding plc
(a)
...... 388 22,492
Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.
(a)(b)
....... 84 1,243
Entertainment — 0.1%
Live Nation Entertainment, Inc.
(a)
........ 224 19,620
Equity Real Estate Investment Trusts (REITs) — 0.5%
Gaming and Leisure Properties, Inc. ...... 1,255 58,144
VICI Properties, Inc. ................. 2,725 84,531
142,675
Hotels, Restaurants & Leisure — 0.0%
Aramark ......................... 381 14,192
Life Sciences Tools & Services — 0.3%
(a)
Avantor, Inc. ...................... 1,270 45,098
Syneos Health, Inc. ................. 366 32,753
77,851
Media — 0.1%
Clear Channel Outdoor Holdings, Inc.
(a)
.... 8,034 21,210
Metals & Mining — 0.2%
Constellium SE, Class A
(a)
............. 2,564 48,588
Oil, Gas & Consumable Fuels — 1.3%
Chesapeake Energy Corp. ............ 2,156 111,939
ConocoPhillips .................... 300 18,270
Devon Energy Corp. ................. 726 21,192
Diamondback Energy, Inc. ............. 295 27,698
Energy Transfer LP ................. 1,851 19,676
Enterprise Products Partners LP ......... 795 19,183
EQT Corp.
(a)
...................... 545 12,132
Extraction Oil & Gas, Inc.
(a)
............ 369 20,262
Extraction Oil & Gas, Inc., (Acquired 03/05/21,
cost $14,884)
(a)(c)
................. 425 23,239
Kinder Morgan, Inc. ................. 305 5,560
Plains All American Pipeline LP ......... 2,949 33,501
SM Energy Co. .................... 1,637 40,319
Williams Cos., Inc. (The) .............. 207 5,496
358,467
Security
Shares
Shares Value
Road & Rail — 0.0%
Uber Technologies, Inc.
(a)
............. 230 $ 11,528
Total Common Stocks — 2.9%
(Cost: $585,563) ................................ 814,332
Par (000)
Par (000)
Corporate Bonds — 84.6%
Aerospace & Defense — 2.7%
Bombardier, Inc.
(d)
:
7.50%, 12/01/24 ................. USD 15 15,675
7.50%, 03/15/25 ................. 2 2,057
7.13%, 06/15/26 ................. 52 54,444
7.88%, 04/15/27 ................. 37 38,387
BWX Technologies, Inc.
(d)
:
5.38%, 07/15/26 ................. 14 14,370
4.13%, 06/30/28 ................. 8 8,150
4.13%, 04/15/29 ................. 17 17,298
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(d)
............... 28 29,295
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(d)
. 14 14,875
SSL Robotics LLC, 9.75%, 12/31/23
(d)
.... 7 7,724
TransDigm, Inc.:
8.00%, 12/15/25
(d)
................ 26 28,093
6.25%, 03/15/26
(d)
................ 385 406,175
6.38%, 06/15/26 ................. 7 7,252
7.50%, 03/15/27 ................. 10 10,638
4.88%, 05/01/29
(d)
................ 25 25,237
Triumph Group, Inc., 8.88%, 06/01/24
(d)
... 64 71,200
750,870
Airlines — 1.9%
American Airlines, Inc.
(d)
:
11.75%, 07/15/25 ................ 53 66,515
5.50%, 04/20/26 ................. 44 46,585
5.75%, 04/20/29 ................. 69 74,606
Delta Air Lines, Inc.
(d)
:
7.00%, 05/01/25 ................. 34 39,678
4.75%, 10/20/28 ................. 54 60,035
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(d)
............... 21 22,546
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(d)
75 82,575
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(d)
3 3,811
United Airlines Pass-Through Trust:
Series 2020-1, Class B, 4.88%, 01/15/26 5 5,146
Series 2020-1, Class A, 5.88%, 10/15/27 41 45,405
United Airlines, Inc.
(d)
:
4.38%, 04/15/26 ................. 39 40,372
4.63%, 04/15/29 ................. 32 33,120
520,394
Auto Components — 2.1%
Adient US LLC, 9.00%, 04/15/25
(d)
...... 17 18,721
Allison Transmission, Inc.
(d)
:
5.88%, 06/01/29 ................. 28 30,660
3.75%, 01/30/31 ................. 23 22,606
Clarios Global LP
(d)
:
6.75%, 05/15/25 ................. 20 21,300
6.25%, 05/15/26 ................. 95 101,204
8.50%, 05/15/27 ................. 167 182,063
Dealer Tire LLC, 8.00%, 02/01/28
(d)
...... 32 34,480
Goodyear Tire & Rubber Co. (The):
9.50%, 05/31/25 ................. 17 18,977
5.00%, 07/15/29
(d)
................ 11 11,517
5.25%, 07/15/31
(d)
................ 33 34,485
5.63%, 04/30/33 ................. 26 27,422

BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Auto Components (continued)
Icahn Enterprises LP:
4.75%, 09/15/24 ................. USD 13 $ 13,585
6.25%, 05/15/26 ................. 5 5,305
5.25%, 05/15/27 ................. 23 23,747
5.25%, 05/15/27
(d)
................ 22 22,715
4.38%, 02/01/29
(d)
................ 16 15,920
Patrick Industries, Inc., 4.75%, 05/01/29
(d)
.. 5 4,969
Tenneco, Inc., 7.88%, 01/15/29
(d)
....... 5 5,647
595,323
Automobiles — 0.2%
Ford Motor Co.:
4.35%, 12/08/26 ................. 5 5,356
4.75%, 01/15/43 ................. 9 9,563
5.29%, 12/08/46 ................. 10 11,169
Tesla, Inc., 5.30%, 08/15/25
(d)
......... 20 20,673
Winnebago Industries, Inc., 6.25%, 07/15/28
(d)
13 14,007
60,768
Banks — 0.1%
Banco Espirito Santo SA, 4.75%, 01/15/18
(a)(e)
EUR 100 16,601
Beverages — 0.0%
Triton Water Holdings, Inc., 6.25%, 04/01/29
(d)
USD 10 10,025
Biotechnology — 0.0%
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(d)
7 6,857
Building Products — 1.1%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(d)
.................... 24 24,912
APi Group DE, Inc., 4.13%, 07/15/29
(d)
.... 11 10,938
Builders FirstSource, Inc., 6.75%, 06/01/27
(d)
10 10,713
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(d)
.................... 32 34,320
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(d)
... 21 21,761
Forterra Finance LLC, 6.50%, 07/15/25
(d)
.. 28 30,170
Griffon Corp., 5.75%, 03/01/28 ......... 8 8,500
JELD-WEN, Inc.
(d)
:
6.25%, 05/15/25 ................. 13 13,865
4.63%, 12/15/25 ................. 5 5,094
4.88%, 12/15/27 ................. 2 2,078
Masonite International Corp.
(d)
:
5.75%, 09/15/26 ................. 9 9,315
5.38%, 02/01/28 ................. 8 8,477
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(d)
44 46,640
Standard Industries, Inc.
(d)
:
4.38%, 07/15/30 ................. 25 25,781
3.38%, 01/15/31 ................. 12 11,487
Summit Materials LLC, 5.25%, 01/15/29
(d)
.. 16 16,999
Victors Merger Corp., 6.38%, 05/15/29
(d)
... 16 16,120
297,170
Capital Markets — 0.3%
(d)
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29 9 9,250
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29 ................ 22 22,880
Hightower Holding LLC, 6.75%, 04/15/29 .. 9 9,180
MSCI, Inc.:
3.63%, 09/01/30 ................. 14 14,318
3.88%, 02/15/31 ................. 11 11,415
3.63%, 11/01/31 ................. 16 16,411
Owl Rock Technology Finance Corp., 3.75%,
06/17/26 ..................... 10 10,515
93,969
Chemicals — 1.4%
Chemours Co. (The), 5.75%, 11/15/28
(d)
... 10 10,698
Element Solutions, Inc., 3.88%, 09/01/28
(d)
. 113 115,294
Security
Par (000)
Par (000) Value
Chemicals (continued)
Gates Global LLC, 6.25%, 01/15/26
(d)
..... USD 36 $ 37,711
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(d)
.................... 27 27,771
HB Fuller Co., 4.25%, 10/15/28 ........ 8 8,268
Illuminate Buyer LLC, 9.00%, 07/01/28
(d)
... 26 28,991
Ingevity Corp., 3.88%, 11/01/28
(d)
....... 9 8,932
Minerals Technologies, Inc., 5.00%, 07/01/28
(d)
20 20,794
NOVA Chemicals Corp., 4.88%, 06/01/24
(d)
. 4 4,220
PQ Corp., 5.75%, 12/15/25
(d)
.......... 63 64,654
SCIH Salt Holdings, Inc.
(d)
:
4.88%, 05/01/28 ................. 26 25,997
6.63%, 05/01/29 ................. 15 15,037
Scotts Miracle-Gro Co. (The), 4.00%,
04/01/31
(d)
.................... 22 21,931
390,298
Commercial Services & Supplies — 3.4%
ADT Security Corp. (The), 4.88%, 07/15/32
(d)
23 24,236
Allied Universal Holdco LLC
(d)
:
6.63%, 07/15/26 ................. 155 164,336
9.75%, 07/15/27 ................. 58 63,872
4.63%, 06/01/28 ................. 200 200,157
APX Group, Inc.:
7.88%, 12/01/22 ................. 13 13,049
8.50%, 11/01/24 ................. 4 4,180
6.75%, 02/15/27
(d)
................ 25 26,655
Aramark Services, Inc.
(d)
:
5.00%, 04/01/25 ................. 4 4,100
6.38%, 05/01/25 ................. 13 13,812
5.00%, 02/01/28 ................. 5 5,236
Brink's Co. (The), 5.50%, 07/15/25
(d)
..... 4 4,247
Clean Harbors, Inc.
(d)
:
4.88%, 07/15/27 ................. 2 2,095
5.13%, 07/15/29 ................. 13 14,138
Covanta Holding Corp., 5.00%, 09/01/30 .. 13 13,650
Garda World Security Corp.
(d)
:
4.63%, 02/15/27 ................. 29 29,145
9.50%, 11/01/27 ................. 20 22,150
GFL Environmental, Inc.
(d)
:
4.25%, 06/01/25 ................. 8 8,332
3.75%, 08/01/25 ................. 11 11,303
5.13%, 12/15/26 ................. 22 23,274
4.00%, 08/01/28 ................. 28 27,660
3.50%, 09/01/28 ................. 15 14,963
4.75%, 06/15/29 ................. 31 32,187
IAA, Inc., 5.50%, 06/15/27
(d)
.......... 11 11,547
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(d)
.................... 12 12,510
Madison IAQ LLC
(d)
:
4.13%, 06/30/28 ................. 8 8,080
5.88%, 06/30/29 ................. 29 29,507
Nielsen Finance LLC
(d)
:
5.63%, 10/01/28 ................. 11 11,617
5.88%, 10/01/30 ................. 26 28,299
4.75%, 07/15/31 ................. 14 14,035
Prime Security Services Borrower LLC
(d)
:
5.75%, 04/15/26 ................. 6 6,628
6.25%, 01/15/28 ................. 29 30,849
Stericycle, Inc., 3.88%, 01/15/29
(d)
....... 13 12,974
Waste Pro USA, Inc., 5.50%, 02/15/26
(d)
... 40 41,290
930,113
Communications Equipment — 0.8%
Avaya, Inc., 6.13%, 09/15/28
(d)
......... 70 74,921
CommScope Technologies LLC
(d)
:
6.00%, 06/15/25 ................. 22 22,468

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
5.00%, 03/15/27 ................. USD 35 $ 35,831
CommScope, Inc.
(d)
:
6.00%, 03/01/26 ................. 5 5,278
8.25%, 03/01/27 ................. 4 4,275
7.13%, 07/01/28 ................. 20 21,675
Nokia OYJ, 6.63%, 05/15/39 .......... 8 10,360
ViaSat, Inc.
(d)
:
5.63%, 04/15/27 ................. 5 5,219
6.50%, 07/15/28 ................. 43 45,858
225,885
Construction & Engineering — 0.5%
(d)
Arcosa, Inc., 4.38%, 04/15/29 ......... 28 28,490
Brand Industrial Services, Inc., 8.50%, 07/15/25 39 39,653
Dycom Industries, Inc., 4.50%, 04/15/29 ... 9 9,078
MasTec, Inc., 4.50%, 08/15/28 ......... 21 22,109
New Enterprise Stone & Lime Co., Inc.:
6.25%, 03/15/26 ................. 7 7,187
9.75%, 07/15/28 ................. 7 7,840
Pike Corp., 5.50%, 09/01/28 .......... 14 14,560
128,917
Consumer Finance — 0.4%
Global Aircraft Leasing Co. Ltd., 0.00%, (0.00%
Cash or 7.25% PIK), 09/15/24
(d)(f)
...... 30 29,562
Navient Corp.:
7.25%, 09/25/23 ................. 8 8,830
6.13%, 03/25/24 ................. 6 6,476
5.88%, 10/25/24 ................. 2 2,157
6.75%, 06/15/26 ................. 2 2,233
5.00%, 03/15/27 ................. 2 2,069
OneMain Finance Corp.:
7.13%, 03/15/26 ................. 14 16,306
3.50%, 01/15/27 ................. 25 25,188
6.63%, 01/15/28 ................. 18 20,634
113,455
Containers & Packaging — 1.3%
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 4 4,900
Graham Packaging Co., Inc., 7.13%, 08/15/28
(d)
9 9,698
Graphic Packaging International LLC, 4.75%,
07/15/27
(d)
.................... 9 9,723
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(d)
.................... 11 11,440
Intertape Polymer Group, Inc., 4.38%,
06/15/29
(d)
.................... 11 11,154
LABL Escrow Issuer LLC
(d)
:
6.75%, 07/15/26 ................. 39 41,602
10.50%, 07/15/27 ................ 13 14,333
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(d)
............... 21 21,210
Sealed Air Corp.
(d)
:
4.00%, 12/01/27 ................. 5 5,319
6.88%, 07/15/33 ................. 9 11,384
Silgan Holdings, Inc., 4.13%, 02/01/28 .... 2 2,075
Trivium Packaging Finance BV, 8.50%,
08/15/27
(d)(g)
................... 200 217,440
360,278
Distributors — 0.7%
(d)
American Builders & Contractors Supply Co.,
Inc.:
4.00%, 01/15/28 ................. 17 17,420
3.88%, 11/15/29 ................. 12 11,925
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 9 9,217
Core & Main LP, 6.13%, 08/15/25 ....... 128 130,560
Wolverine Escrow LLC:
8.50%, 11/15/24 ................. 17 16,490
Security
Par (000)
Par (000) Value
Distributors (continued)
9.00%, 11/15/26 ................. USD 6 $ 5,850
191,462
Diversified Consumer Services — 0.2%
Graham Holdings Co., 5.75%, 06/01/26
(d)
.. 3 3,120
Metis Merger Sub LLC, 6.50%, 05/15/29
(d)
.. 18 17,727
Service Corp. International:
5.13%, 06/01/29 ................. 2 2,170
4.00%, 05/15/31 ................. 29 29,600
52,617
Diversified Financial Services — 1.2%
(d)
Fairstone Financial, Inc., 7.88%, 07/15/24 .. 16 16,680
MPH Acquisition Holdings LLC, 5.75%,
11/01/28 ..................... 37 37,182
Sabre GLBL, Inc.:
9.25%, 04/15/25 ................. 42 49,931
7.38%, 09/01/25 ................. 21 22,837
Shift4 Payments LLC, 4.63%, 11/01/26 .... 30 31,312
Verscend Escrow Corp., 9.75%, 08/15/26 .. 165 173,869
331,811
Diversified Telecommunication Services — 5.7%
Altice France SA, 8.13%, 02/01/27
(d)
..... 248 270,196
CCO Holdings LLC:
5.00%, 02/01/28
(d)
................ 8 8,390
5.38%, 06/01/29
(d)
................ 22 24,048
4.75%, 03/01/30
(d)
................ 11 11,633
4.50%, 08/15/30
(d)
................ 76 79,132
4.25%, 02/01/31
(d)
................ 44 44,825
4.50%, 05/01/32 ................. 40 41,450
4.50%, 06/01/33
(d)
................ 30 30,698
Cincinnati Bell, Inc.
(d)
:
7.00%, 07/15/24 ................. 23 23,604
8.00%, 10/15/25 ................. 8 8,410
Consolidated Communications, Inc., 6.50%,
10/01/28
(d)
.................... 39 41,954
Frontier Communications Holdings LLC
(d)
:
5.88%, 10/15/27 ................. 37 39,636
5.00%, 05/01/28 ................. 70 72,368
6.75%, 05/01/29 ................. 34 36,151
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(d)(g)
................... 5 5,164
Level 3 Financing, Inc.
(d)
:
4.63%, 09/15/27 ................. 4 4,152
4.25%, 07/01/28 ................. 7 7,103
3.75%, 07/15/29 ................. 18 17,505
Lumen Technologies, Inc.:
Series Y, 7.50%, 04/01/24 .......... 11 12,348
5.13%, 12/15/26
(d)
................ 44 45,705
4.00%, 02/15/27
(d)
................ 11 11,220
4.50%, 01/15/29
(d)
................ 42 40,990
5.38%, 06/15/29
(d)
................ 36 36,518
Series P, 7.60%, 09/15/39 .......... 9 10,237
Series U, 7.65%, 03/15/42 .......... 37 41,532
QualityTech LP, 3.88%, 10/01/28
(d)
...... 18 19,249
Sprint Capital Corp.:
6.88%, 11/15/28 ................. 87 110,936
8.75%, 03/15/32 ................. 85 129,200
Switch Ltd.
(d)
:
3.75%, 09/15/28 ................. 30 30,375
4.13%, 06/15/29 ................. 19 19,499
Telecom Italia Capital SA:
6.38%, 11/15/33 ................. 44 52,470
6.00%, 09/30/34 ................. 51 58,841
7.20%, 07/18/36 ................. 6 7,740
Telesat Canada, 4.88%, 06/01/27
(d)
...... 19 18,335

BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc.
(d)
:
4.00%, 03/01/27 ................. USD 80 $ 79,450
6.13%, 03/01/28 ................. 92 93,955
1,585,019
Electric Utilities — 0.8%
FirstEnergy Corp.:
Series B, 4.40%, 07/15/27
(g)
......... 12 13,050
2.65%, 03/01/30 ................. 2 1,992
Series B, 2.25%, 09/01/30 .......... 2 1,918
Series C, 5.35%, 07/15/47
(g)
......... 40 48,000
Series C, 3.40%, 03/01/50 .......... 16 15,640
FirstEnergy Transmission LLC
(d)
:
5.45%, 07/15/44 ................. 33 41,176
4.55%, 04/01/49 ................. 15 17,593
NRG Energy, Inc., 3.63%, 02/15/31
(d)
..... 25 24,567
Pattern Energy Operations LP, 4.50%,
08/15/28
(d)
.................... 18 18,634
PG&E Corp., 5.25%, 07/01/30 ......... 20 20,190
Vistra Operations Co. LLC, 4.38%, 05/01/29
(d)
19 19,095
221,855
Electrical Equipment — 0.1%
(d)
Atkore, Inc., 4.25%, 06/01/31 .......... 14 14,179
Sensata Technologies BV:
5.63%, 11/01/24 ................. 9 10,001
4.00%, 04/15/29 ................. 9 9,136
33,316
Electronic Equipment, Instruments & Components — 0.2%
CDW LLC, 3.25%, 02/15/29 .......... 16 16,211
Sensata Technologies, Inc., 4.38%, 02/15/30
(d)
40 42,154
58,365
Energy Equipment & Services — 0.9%
Archrock Partners LP
(d)
:
6.88%, 04/01/27 ................. 18 19,103
6.25%, 04/01/28 ................. 39 40,712
ChampionX Corp., 6.38%, 05/01/26 ...... 16 16,758
Pioneer Energy Services Corp.
(b)(d)
:
(LIBOR USD 3 Month + 9.50%), 11.00%,
05/15/25
(h)
................... 33 32,950
5.00%, (5.00% Cash or 5.00% PIK),
11/15/25
(f)(i)
................... 24 26,614
TechnipFMC plc, 6.50%, 02/01/26
(d)
...... 29 31,313
Tervita Corp., 11.00%, 12/01/25
(d)
....... 9 10,078
Transocean, Inc., 11.50%, 01/30/27
(d)
..... 11 11,756
USA Compression Partners LP:
6.88%, 04/01/26 ................. 36 37,710
6.88%, 09/01/27 ................. 33 35,253
262,247
Entertainment — 1.2%
Cinemark USA, Inc.
(d)
:
5.88%, 03/15/26 ................. 10 10,465
5.25%, 07/15/28 ................. 10 10,250
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(d)
.................... 5 5,256
Live Nation Entertainment, Inc.:
2.50%, 03/15/23
(i)
................ 20 27,926
4.88%, 11/01/24
(d)
................ 3 3,048
2.00%, 02/15/25
(i)
................ 13 14,508
6.50%, 05/15/27
(d)
................ 89 98,772
4.75%, 10/15/27
(d)
................ 7 7,254
3.75%, 01/15/28
(d)
................ 15 15,066
Netflix, Inc.:
5.88%, 11/15/28 ................. 27 33,141
6.38%, 05/15/29 ................. 19 24,268
Security
Par (000)
Par (000) Value
Entertainment (continued)
5.38%, 11/15/29
(d)
................ USD 15 $ 18,219
4.88%, 06/15/30
(d)
................ 12 14,271
Playtika Holding Corp., 4.25%, 03/15/29
(d)
.. 36 35,975
WMG Acquisition Corp., 3.88%, 07/15/30
(d)
. 14 14,139
332,558
Equity Real Estate Investment Trusts (REITs) — 2.6%
Brookfield Property REIT, Inc., 5.75%,
05/15/26
(d)
.................... 16 16,820
CTR Partnership LP, 3.88%, 06/30/28
(d)
... 14 14,296
Diversified Healthcare Trust, 9.75%, 06/15/25 20 22,150
Global Net Lease, Inc., 3.75%, 12/15/27
(d)
.. 16 15,836
GLP Capital LP, 4.00%, 01/15/31 ....... 8 8,620
HAT Holdings I LLC, 3.38%, 06/15/26
(d)
... 16 16,120
Iron Mountain, Inc.
(d)
:
5.25%, 07/15/30 ................. 28 29,640
5.63%, 07/15/32 ................. 10 10,703
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 ................. 14 15,161
4.63%, 06/15/25
(d)
................ 14 14,957
4.50%, 09/01/26 ................. 19 20,282
5.75%, 02/01/27 ................. 27 30,041
4.50%, 01/15/28 ................. 17 17,978
3.88%, 02/15/29
(d)
................ 26 26,405
MPT Operating Partnership LP:
4.63%, 08/01/29 ................. 39 41,748
3.50%, 03/15/31 ................. 71 71,709
RHP Hotel Properties LP, 4.75%, 10/15/27 . 37 38,001
RLJ Lodging Trust LP, 3.75%, 07/01/26
(d)
.. 11 11,110
SBA Communications Corp., 3.88%, 02/15/27 36 36,969
Service Properties Trust:
4.50%, 06/15/23 ................. 5 5,125
4.35%, 10/01/24 ................. 4 4,028
7.50%, 09/15/25 ................. 17 19,247
5.50%, 12/15/27 ................. 11 11,740
Uniti Group LP
(d)
:
4.75%, 04/15/28 ................. 29 28,927
6.50%, 02/15/29 ................. 49 49,123
VICI Properties LP
(d)
:
4.25%, 12/01/26 ................. 23 23,925
3.75%, 02/15/27 ................. 25 25,428
4.63%, 12/01/29 ................. 39 41,438
4.13%, 08/15/30 ................. 44 45,180
XHR LP, 4.88%, 06/01/29
(d)
........... 5 5,162
717,869
Food & Staples Retailing — 0.5%
(d)
Albertsons Cos., Inc.:
3.25%, 03/15/26 ................. 18 18,256
4.63%, 01/15/27 ................. 25 26,149
5.88%, 02/15/28 ................. 27 29,090
4.88%, 02/15/30 ................. 5 5,332
Ingles Markets, Inc., 4.00%, 06/15/31 .... 2 1,998
United Natural Foods, Inc., 6.75%, 10/15/28 8 8,609
US Foods, Inc.:
6.25%, 04/15/25 ................. 12 12,720
4.75%, 02/15/29 ................. 26 26,520
128,674
Food Products — 2.2%
Chobani LLC
(d)
:
7.50%, 04/15/25 ................. 49 50,980
4.63%, 11/15/28 ................. 24 24,870
JBS USA LUX SA
(d)
:
6.75%, 02/15/28 ................. 19 20,781
6.50%, 04/15/29 ................. 22 24,723

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Food Products (continued)
3.75%, 12/01/31 ................. USD 33 $ 33,767
Kraft Heinz Foods Co.:
4.25%, 03/01/31 ................. 39 44,304
5.00%, 07/15/35 ................. 10 12,266
6.88%, 01/26/39 ................. 22 31,601
4.63%, 10/01/39 ................. 7 8,153
6.50%, 02/09/40 ................. 15 20,832
5.20%, 07/15/45 ................. 26 32,278
4.38%, 06/01/46 ................. 32 36,262
4.88%, 10/01/49 ................. 79 95,902
5.50%, 06/01/50 ................. 88 114,202
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(d)
8 8,850
Post Holdings, Inc.
(d)
:
5.63%, 01/15/28 ................. 2 2,120
5.50%, 12/15/29 ................. 5 5,356
4.63%, 04/15/30 ................. 6 6,101
4.50%, 09/15/31 ................. 20 19,967
Simmons Foods, Inc., 4.63%, 03/01/29
(d)
.. 23 23,200
TreeHouse Foods, Inc., 4.00%, 09/01/28 .. 6 5,955
622,470
Gas Utilities — 0.1%
(d)
Suburban Propane Partners LP, 5.00%,
06/01/31 ..................... 14 14,333
Superior Plus LP, 4.50%, 03/15/29 ...... 3 3,090
17,423
Health Care Equipment & Supplies — 0.8%
(d)
Avantor Funding, Inc., 4.63%, 07/15/28 ... 78 82,350
Hologic, Inc., 3.25%, 02/15/29 ......... 9 8,921
Ortho-Clinical Diagnostics, Inc.:
7.38%, 06/01/25 ................. 31 33,286
7.25%, 02/01/28 ................. 87 95,026
219,583
Health Care Providers & Services — 5.5%
Acadia Healthcare Co., Inc.
(d)
:
5.50%, 07/01/28 ................. 9 9,607
5.00%, 04/15/29 ................. 14 14,601
AdaptHealth LLC
(d)
:
6.13%, 08/01/28 ................. 12 12,779
4.63%, 08/01/29 ................. 9 9,112
AHP Health Partners, Inc.
(d)
:
9.75%, 07/15/26 ................. 30 32,274
5.75%, 07/15/29 ................. 25 25,344
Akumin, Inc., 7.00%, 11/01/25
(d)
........ 10 10,382
Centene Corp.:
4.25%, 12/15/27 ................. 30 31,612
2.45%, 07/15/28 ................. 60 60,810
4.63%, 12/15/29 ................. 63 69,286
3.00%, 10/15/30 ................. 74 76,019
2.50%, 03/01/31 ................. 98 96,652
Community Health Systems, Inc.
(d)
:
6.63%, 02/15/25 ................. 80 84,599
8.00%, 03/15/26 ................. 103 110,983
5.63%, 03/15/27 ................. 51 54,442
6.00%, 01/15/29 ................. 45 48,150
6.88%, 04/15/29 ................. 14 14,651
6.13%, 04/01/30 ................. 22 22,330
DaVita, Inc., 4.63%, 06/01/30
(d)
........ 11 11,310
Encompass Health Corp.:
4.50%, 02/01/28 ................. 8 8,300
4.75%, 02/01/30 ................. 29 30,812
4.63%, 04/01/31 ................. 17 18,215
HCA, Inc.:
5.38%, 09/01/26 ................. 10 11,507
5.63%, 09/01/28 ................. 35 41,475
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.88%, 02/01/29 ................. USD 20 $ 24,150
3.50%, 09/01/30 ................. 62 66,053
Legacy LifePoint Health LLC
(d)
:
6.75%, 04/15/25 ................. 16 17,050
4.38%, 02/15/27 ................. 7 7,084
LifePoint Health, Inc., 5.38%, 01/15/29
(d)
... 20 19,500
MEDNAX, Inc., 6.25%, 01/15/27
(d)
....... 22 23,293
ModivCare, Inc., 5.88%, 11/15/25
(d)
...... 7 7,490
Molina Healthcare, Inc.
(d)
:
4.38%, 06/15/28 ................. 17 17,723
3.88%, 11/15/30 ................. 25 26,031
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(d)
.................... 37 40,056
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(d)
............... 9 9,686
RP Escrow Issuer LLC, 5.25%, 12/15/25
(d)
.. 13 13,569
Surgery Center Holdings, Inc.
(d)
:
6.75%, 07/01/25 ................. 64 64,855
10.00%, 04/15/27 ................ 43 47,192
Tenet Healthcare Corp.
(d)
:
4.63%, 09/01/24 ................. 13 13,343
7.50%, 04/01/25 ................. 23 24,843
4.88%, 01/01/26 ................. 64 66,381
5.13%, 11/01/27 ................. 40 41,950
4.63%, 06/15/28 ................. 7 7,204
6.13%, 10/01/28 ................. 32 34,100
4.25%, 06/01/29 ................. 25 25,313
Vizient, Inc., 6.25%, 05/15/27
(d)
........ 21 22,208
1,524,326
Hotels, Restaurants & Leisure — 6.0%
1011778 BC ULC
(d)
:
3.88%, 01/15/28 ................. 27 27,337
4.38%, 01/15/28 ................. 30 30,413
Affinity Gaming, 6.88%, 12/15/27
(d)
...... 10 10,612
Boyd Gaming Corp.:
8.63%, 06/01/25
(d)
................ 22 24,252
4.75%, 12/01/27 ................. 14 14,490
4.75%, 06/15/31
(d)
................ 31 32,163
Boyne USA, Inc., 4.75%, 05/15/29
(d)
..... 23 23,730
Caesars Entertainment, Inc.
(d)
:
6.25%, 07/01/25 ................. 103 109,180
8.13%, 07/01/27 ................. 77 85,639
Caesars Resort Collection LLC, 5.75%,
07/01/25
(d)
.................... 43 45,311
Carnival Corp.
(d)
:
11.50%, 04/01/23 ................ 51 57,395
10.50%, 02/01/26 ................ 14 16,299
5.75%, 03/01/27 ................. 112 117,320
9.88%, 08/01/27 ................. 17 19,848
Carrols Restaurant Group, Inc., 5.88%,
07/01/29
(d)
.................... 8 7,890
CCM Merger, Inc., 6.38%, 05/01/26
(d)
..... 15 15,750
Cedar Fair LP
(d)
:
5.50%, 05/01/25 ................. 75 78,281
6.50%, 10/01/28 ................. 5 5,388
Churchill Downs, Inc.
(d)
:
5.50%, 04/01/27 ................. 6 6,252
4.75%, 01/15/28 ................. 16 16,556
Full House Resorts, Inc., 8.25%, 02/15/28
(d)
. 6 6,540
Golden Nugget, Inc., 6.75%, 10/15/24
(d)
... 77 77,787
Hilton Domestic Operating Co., Inc.:
5.38%, 05/01/25
(d)
................ 12 12,630
5.75%, 05/01/28
(d)
................ 6 6,492
4.88%, 01/15/30 ................. 9 9,608
4.00%, 05/01/31
(d)
................ 21 21,186

BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Hilton Grand Vacations Borrower Escrow LLC,
4.88%, 07/01/31
(d)
............... USD 4 $ 3,990
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 14 14,595
IRB Holding Corp., 7.00%, 06/15/25
(d)
.... 16 17,280
Life Time, Inc.
(d)
:
5.75%, 01/15/26 ................. 28 29,015
8.00%, 04/15/26 ................. 20 21,315
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(d)
9 8,977
Marriott Ownership Resorts, Inc.:
6.50%, 09/15/26 ................. 2 2,077
4.50%, 06/15/29
(d)
................ 13 13,179
MGM Resorts International, 6.00%, 03/15/23 10 10,697
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(d)
.................... 21 21,026
NCL Corp. Ltd.
(d)
:
10.25%, 02/01/26 ................ 10 11,625
5.88%, 03/15/26 ................. 22 23,045
NCL Finance Ltd., 6.13%, 03/15/28
(d)
..... 29 30,391
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(d)
.................... 22 23,628
Penn National Gaming, Inc., 4.13%, 07/01/29
(d)
11 10,986
Powdr Corp., 6.00%, 08/01/25
(d)
........ 25 26,250
Raptor Acquisition Corp., 4.88%, 11/01/26
(d)
. 15 15,210
Royal Caribbean Cruises Ltd.
(d)
:
10.88%, 06/01/23 ................ 10 11,387
9.13%, 06/15/23 ................. 15 16,463
11.50%, 06/01/25 ................ 20 23,050
5.50%, 04/01/28 ................. 48 50,270
Scientific Games International, Inc.
(d)
:
8.63%, 07/01/25 ................. 18 19,710
5.00%, 10/15/25 ................. 5 5,162
8.25%, 03/15/26 ................. 40 42,899
7.00%, 05/15/28 ................. 13 14,199
7.25%, 11/15/29 ................. 14 15,792
SeaWorld Parks & Entertainment, Inc., 9.50%,
08/01/25
(d)
.................... 14 15,015
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(d)
75 80,828
Station Casinos LLC, 4.50%, 02/15/28
(d)
... 17 17,290
Travel + Leisure Co., 6.63%, 07/31/26
(d)
... 15 16,995
Vail Resorts, Inc., 6.25%, 05/15/25
(d)
..... 14 14,985
Viking Cruises Ltd., 7.00%, 02/15/29
(d)
.... 4 4,162
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(d)
.................... 15 15,150
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(d)
.................... 16 16,611
Wynn Las Vegas LLC, 5.25%, 05/15/27
(d)
.. 28 30,075
Wynn Resorts Finance LLC
(d)
:
7.75%, 04/15/25 ................. 17 18,318
5.13%, 10/01/29 ................. 60 63,375
Yum! Brands, Inc.:
4.75%, 01/15/30
(d)
................ 2 2,165
5.35%, 11/01/43 ................. 2 2,125
1,657,661
Household Durables — 1.0%
Ashton Woods USA LLC, 6.63%, 01/15/28
(d)
7 7,455
Brookfield Residential Properties, Inc.
(d)
:
5.00%, 06/15/29 ................. 17 17,127
4.88%, 02/15/30 ................. 20 19,806
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(d)
23 24,653
Installed Building Products, Inc., 5.75%,
02/01/28
(d)
.................... 13 13,683
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(d)
.................... 28 29,680
KB Home, 4.00%, 06/15/31 ........... 8 8,070
Security
Par (000)
Par (000) Value
Household Durables (continued)
LGI Homes, Inc., 4.00%, 07/15/29
(d)
...... USD 6 $ 6,030
Mattamy Group Corp.
(d)
:
5.25%, 12/15/27 ................. 14 14,630
4.63%, 03/01/30 ................. 16 16,344
Meritage Homes Corp., 5.13%, 06/06/27 ... 4 4,470
New Home Co., Inc. (The), 7.25%, 10/15/25
(d)
6 6,358
Newell Brands, Inc., 6.00%, 04/01/46
(g)
.... 3 3,802
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(d)
11 11,630
Taylor Morrison Communities, Inc.
(d)
:
5.88%, 06/15/27 ................. 7 7,919
5.13%, 08/01/30 ................. 5 5,419
Tempur Sealy International, Inc., 4.00%,
04/15/29
(d)
.................... 21 21,261
TRI Pointe Homes, Inc., 5.70%, 06/15/28 .. 5 5,513
WASH Multifamily Acquisition, Inc., 5.75%,
04/15/26
(d)
.................... 16 16,706
Williams Scotsman International, Inc., 4.63%,
08/15/28
(d)
.................... 25 25,817
266,373
Household Products — 0.3%
Central Garden & Pet Co.:
4.13%, 10/15/30 ................. 21 21,446
4.13%, 04/30/31
(d)
................ 16 16,180
Energizer Holdings, Inc.
(d)
:
4.75%, 06/15/28 ................. 2 2,050
4.38%, 03/31/29 ................. 2 2,002
Kronos Acquisition Holdings, Inc., 5.00%,
12/31/26
(d)
.................... 17 17,255
Spectrum Brands, Inc.
(d)
:
5.00%, 10/01/29 ................. 13 13,780
5.50%, 07/15/30 ................. 13 14,007
3.88%, 03/15/31 ................. 9 8,844
95,564
Independent Power and Renewable Electricity Producers
— 0.5%
(d)
Calpine Corp.:
4.50%, 02/15/28 ................. 14 14,280
5.13%, 03/15/28 ................. 61 62,067
4.63%, 02/01/29 ................. 2 1,966
5.00%, 02/01/31 ................. 38 37,810
3.75%, 03/01/31 ................. 2 1,905
Clearway Energy Operating LLC, 4.75%,
03/15/28 ..................... 13 13,634
131,662
Insurance — 1.8%
(d)
Alliant Holdings Intermediate LLC:
4.25%, 10/15/27 ................. 89 90,334
6.75%, 10/15/27 ................. 140 147,135
AmWINS Group, Inc., 7.75%, 07/01/26 .... 10 10,606
AssuredPartners, Inc., 5.63%, 01/15/29 ... 22 22,000
BroadStreet Partners, Inc., 5.88%, 04/15/29 14 14,280
GTCR AP Finance, Inc., 8.00%, 05/15/27 .. 25 26,625
HUB International Ltd., 7.00%, 05/01/26 ... 60 62,225
NFP Corp.:
4.88%, 08/15/28 ................. 22 22,355
6.88%, 08/15/28 ................. 94 98,955
494,515
Interactive Media & Services — 0.2%
(d)
Rackspace Technology Global, Inc., 5.38%,
12/01/28 ..................... 35 35,875
Twitter, Inc., 3.88%, 12/15/27 .......... 27 28,688
64,563

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Internet & Direct Marketing Retail — 0.2%
(d)
ANGI Group LLC, 3.88%, 08/15/28 ...... USD 22 $ 21,863
Go Daddy Operating Co. LLC:
5.25%, 12/01/27 ................. 5 5,250
3.50%, 03/01/29 ................. 11 10,928
Match Group Holdings II LLC:
4.63%, 06/01/28 ................. 9 9,359
4.13%, 08/01/30 ................. 8 8,140
55,540
IT Services — 1.8%
Ahead DB Holdings LLC, 6.63%, 05/01/28
(d)
12 12,414
Arches Buyer, Inc., 4.25%, 06/01/28
(d)
.... 9 8,899
Austin BidCo, Inc., 7.13%, 12/15/28
(d)
..... 6 6,148
Banff Merger Sub, Inc., 9.75%, 09/01/26
(d)
.. 106 111,565
Black Knight InfoServ LLC, 3.63%, 09/01/28
(d)
35 34,824
Booz Allen Hamilton, Inc.
(d)
:
3.88%, 09/01/28 ................. 19 19,380
4.00%, 07/01/29 ................. 32 32,720
Endure Digital, Inc., 6.00%, 02/15/29
(d)
.... 16 15,840
Gartner, Inc.
(d)
:
4.50%, 07/01/28 ................. 25 26,403
3.63%, 06/15/29 ................. 22 22,330
3.75%, 10/01/30 ................. 10 10,231
Northwest Fiber LLC
(d)
:
6.00%, 02/15/28 ................. 21 21,046
10.75%, 06/01/28 ................ 9 10,125
Square, Inc., 3.50%, 06/01/31
(d)
........ 52 52,455
Tempo Acquisition LLC
(d)
:
5.75%, 06/01/25 ................. 18 18,945
6.75%, 06/01/25 ................. 71 72,198
Twilio, Inc., 3.88%, 03/15/31 .......... 16 16,420
Unisys Corp., 6.88%, 11/01/27
(d)
........ 9 9,836
501,779
Leisure Products — 0.2%
Mattel, Inc.:
6.75%, 12/31/25
(d)
................ 14 14,710
3.75%, 04/01/29
(d)
................ 9 9,360
6.20%, 10/01/40 ................. 10 12,325
5.45%, 11/01/41 ................. 13 14,982
51,377
Life Sciences Tools & Services — 0.2%
(d)
Charles River Laboratories International, Inc.:
4.25%, 05/01/28 ................. 10 10,338
3.75%, 03/15/29 ................. 3 3,041
4.00%, 03/15/31 ................. 9 9,363
Syneos Health, Inc., 3.63%, 01/15/29 .... 38 37,620
60,362
Machinery — 1.1%
Amsted Industries, Inc., 5.63%, 07/01/27
(d)
. 15 15,806
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(d)
.................... 9 9,214
Clark Equipment Co., 5.88%, 06/01/25
(d)
... 25 26,391
Colfax Corp., 6.38%, 02/15/26
(d)
........ 14 14,784
EnPro Industries, Inc., 5.75%, 10/15/26 ... 16 16,874
GrafTech Finance, Inc., 4.63%, 12/15/28
(d)
.. 11 11,289
Grinding Media, Inc., 7.38%, 12/15/23
(d)
... 28 28,631
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(d)(f)
......... 31 33,635
Meritor, Inc., 4.50%, 12/15/28
(d)
........ 6 6,082
Mueller Water Products, Inc., 4.00%, 06/15/29
(d)
8 8,221
Navistar International Corp., 6.63%, 11/01/25
(d)
4 4,133
Stevens Holding Co., Inc., 6.13%, 10/01/26
(d)
20 21,450
Terex Corp., 5.00%, 05/15/29
(d)
........ 24 25,020
Titan Acquisition Ltd., 7.75%, 04/15/26
(d)
... 53 54,921
Security
Par (000)
Par (000) Value
Machinery (continued)
Titan International, Inc., 7.00%, 04/30/28
(d)
. USD 9 $ 9,416
Wabash National Corp., 5.50%, 10/01/25
(d)
. 23 23,460
309,327
Media — 5.9%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(d)
.................... 13 13,683
Altice Financing SA, 7.50%, 05/15/26
(d)
.... 200 208,260
AMC Networks, Inc.:
4.75%, 08/01/25 ................. 14 14,374
4.25%, 02/15/29 ................. 10 10,087
Block Communications, Inc., 4.88%, 03/01/28
(d)
12 12,240
Cable One, Inc.
(d)
:
1.13%, 03/15/28
(i)
................ 17 17,289
4.00%, 11/15/30 ................. 12 12,045
Clear Channel Outdoor Holdings, Inc.
(d)
:
7.75%, 04/15/28 ................. 40 41,901
7.50%, 06/01/29 ................. 56 57,979
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(d)
............... 143 146,607
CSC Holdings LLC:
5.25%, 06/01/24 ................. 5 5,419
6.50%, 02/01/29
(d)
................ 200 221,520
Diamond Sports Group LLC, 5.38%, 08/15/26
(d)
36 23,310
DISH DBS Corp.:
5.88%, 07/15/22 ................. 24 25,037
5.00%, 03/15/23 ................. 23 24,072
5.88%, 11/15/24 ................. 14 15,032
7.75%, 07/01/26 ................. 32 36,240
5.13%, 06/01/29
(d)
................ 64 63,196
DISH Network Corp.
(i)
:
2.38%, 03/15/24 ................. 26 25,204
3.38%, 08/15/26 ................. 38 38,779
GCI LLC, 4.75%, 10/15/28
(d)
.......... 14 14,329
iHeartCommunications, Inc., 8.38%, 05/01/27 3 3,214
Liberty Broadband Corp.
(d)(i)
:
1.25%, 09/30/50 ................. 42 42,273
2.75%, 09/30/50 ................. 70 73,494
Meredith Corp., 6.88%, 02/01/26 ....... 2 2,080
Midcontinent Communications, 5.38%,
08/15/27
(d)
.................... 16 16,800
News Corp., 3.88%, 05/15/29
(d)
........ 11 11,110
Outfront Media Capital LLC
(d)
:
5.00%, 08/15/27 ................. 16 16,566
4.25%, 01/15/29 ................. 11 11,069
Radiate Holdco LLC
(d)
:
4.50%, 09/15/26 ................. 48 49,680
6.50%, 09/15/28 ................. 114 119,774
Scripps Escrow II, Inc.
(d)
:
3.88%, 01/15/29 ................. 2 1,984
5.38%, 01/15/31 ................. 14 13,956
Sinclair Television Group, Inc., 4.13%,
12/01/30
(d)
.................... 30 29,475
Sirius XM Radio, Inc.
(d)
:
5.00%, 08/01/27 ................. 3 3,143
4.00%, 07/15/28 ................. 41 42,230
4.13%, 07/01/30 ................. 33 33,293
TEGNA, Inc., 5.50%, 09/15/24
(d)
........ 4 4,070
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(d)
72 77,850
Univision Communications, Inc.
(d)
:
5.13%, 02/15/25 ................. 11 11,222
6.63%, 06/01/27 ................. 11 11,919
Videotron Ltd., 3.63%, 06/15/29
(d)
....... 30 30,591
1,632,396

BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Metals & Mining — 2.6%
Allegheny Technologies, Inc., 7.88%,
08/15/23
(g)
.................... USD 6 $ 6,577
Arconic Corp.
(d)
:
6.00%, 05/15/25 ................. 15 15,987
6.13%, 02/15/28 ................. 21 22,527
Big River Steel LLC, 6.63%, 01/31/29
(d)
... 102 112,328
Constellium SE, 5.88%, 02/15/26
(d)
...... 250 257,425
Freeport-McMoRan, Inc.:
5.40%, 11/14/34 ................. 5 6,039
5.45%, 03/15/43 ................. 82 100,230
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(d)
.................... 15 16,650
Kaiser Aluminum Corp.
(d)
:
4.63%, 03/01/28 ................. 7 7,232
4.50%, 06/01/31 ................. 11 11,281
New Gold, Inc.
(d)
:
6.38%, 05/15/25 ................. 6 6,195
7.50%, 07/15/27 ................. 39 42,315
Novelis Corp., 4.75%, 01/30/30
(d)
....... 79 82,950
TMS International Corp., 6.25%, 04/15/29
(d)
. 9 9,450
United States Steel Corp.:
6.25%, 03/15/26 ................. 1 1,031
6.88%, 03/01/29 ................. 23 24,610
722,827
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Apollo Commercial Real Estate Finance, Inc.,
4.63%, 06/15/29
(d)
............... 14 13,805
Starwood Property Trust, Inc., 5.00%, 12/15/21 7 7,035
20,840
Multiline Retail — 0.3%
(d)
Macy's, Inc., 8.38%, 06/15/25 ......... 50 55,060
NMG Holding Co., Inc., 7.13%, 04/01/26 ... 33 35,228
90,288
Oil, Gas & Consumable Fuels — 11.4%
Aethon United BR LP, 8.25%, 02/15/26
(d)
... 38 41,143
Antero Midstream Partners LP
(d)
:
7.88%, 05/15/26 ................. 34 37,999
5.75%, 03/01/27 ................. 10 10,400
5.38%, 06/15/29 ................. 17 17,722
Antero Resources Corp.
(d)
:
7.63%, 02/01/29 ................. 21 23,310
5.38%, 03/01/30 ................. 15 15,309
Apache Corp.:
4.88%, 11/15/27 ................. 17 18,411
4.38%, 10/15/28 ................. 4 4,258
4.25%, 01/15/30 ................. 12 12,660
5.10%, 09/01/40 ................. 22 23,045
5.25%, 02/01/42 ................. 7 7,402
4.75%, 04/15/43 ................. 29 30,151
4.25%, 01/15/44 ................. 15 14,657
5.35%, 07/01/49 ................. 6 6,315
Ascent Resources Utica Holdings LLC
(d)
:
9.00%, 11/01/27 ................. 35 48,375
5.88%, 06/30/29 ................. 31 31,000
Baytex Energy Corp., 8.75%, 04/01/27
(d)
... 4 4,030
Buckeye Partners LP:
4.13%, 03/01/25
(d)
................ 3 3,109
5.85%, 11/15/43 ................. 14 13,895
5.60%, 10/15/44 ................. 13 12,610
Callon Petroleum Co.:
6.25%, 04/15/23 ................. 4 4,005
6.13%, 10/01/24 ................. 10 9,858
9.00%, 04/01/25
(d)
................ 54 58,860
8.00%, 08/01/28
(d)
................ 45 45,506
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Centennial Resource Production LLC:
6.88%, 04/01/27
(d)
................ USD 22 $ 22,498
3.25%, 04/01/28
(i)
................ 9 11,840
Cheniere Energy Partners LP:
4.50%, 10/01/29 ................. 44 47,300
4.00%, 03/01/31
(d)
................ 52 54,340
Cheniere Energy, Inc., 4.63%, 10/15/28
(d)
.. 147 155,085
Chesapeake Energy Corp.
(d)
:
5.50%, 02/01/26 ................. 2 2,110
5.88%, 02/01/29 ................. 5 5,412
CITGO Petroleum Corp.
(d)
:
7.00%, 06/15/25 ................. 25 26,052
6.38%, 06/15/26 ................. 20 20,850
CNX Resources Corp., 6.00%, 01/15/29
(d)
.. 16 17,300
Colgate Energy Partners III LLC
(d)
:
7.75%, 02/15/26 ................. 12 13,155
5.88%, 07/01/29 ................. 25 25,937
Comstock Resources, Inc.
(d)
:
7.50%, 05/15/25 ................. 15 15,563
6.75%, 03/01/29 ................. 45 47,935
5.88%, 01/15/30 ................. 22 22,440
Continental Resources, Inc.:
4.50%, 04/15/23 ................. 3 3,122
5.75%, 01/15/31
(d)
................ 5 5,987
4.90%, 06/01/44 ................. 8 9,060
Crestwood Midstream Partners LP, 5.63%,
05/01/27
(d)
.................... 9 9,236
CrownRock LP, 5.63%, 10/15/25
(d)
...... 64 66,240
DCP Midstream Operating LP
(d)
:
6.45%, 11/03/36 ................. 17 19,890
6.75%, 09/15/37 ................. 29 34,872
DT Midstream, Inc.
(d)
:
4.13%, 06/15/29 ................. 36 36,552
4.38%, 06/15/31 ................. 44 44,959
Endeavor Energy Resources LP
(d)
:
5.50%, 01/30/26 ................. 64 66,480
5.75%, 01/30/28 ................. 3 3,199
Energy Transfer LP, Series H, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.69%), 6.50%
(h)(j)
........... 51 51,994
EnLink Midstream LLC:
5.63%, 01/15/28
(d)
................ 14 14,789
5.38%, 06/01/29 ................. 8 8,349
EnLink Midstream Partners LP:
4.40%, 04/01/24 ................. 17 17,850
4.85%, 07/15/26 ................. 2 2,070
5.60%, 04/01/44 ................. 20 18,100
5.05%, 04/01/45 ................. 2 1,720
EQM Midstream Partners LP:
6.00%, 07/01/25
(d)
................ 17 18,488
4.13%, 12/01/26 ................. 5 5,119
6.50%, 07/01/27
(d)
................ 30 33,450
4.50%, 01/15/29
(d)
................ 19 19,330
4.75%, 01/15/31
(d)
................ 35 36,065
EQT Corp.:
3.13%, 05/15/26
(d)
................ 15 15,371
3.90%, 10/01/27 ................. 23 24,639
5.00%, 01/15/29 ................. 2 2,230
8.50%, 02/01/30
(g)
................ 18 23,452
3.63%, 05/15/31
(d)
................ 4 4,170
Genesis Energy LP:
5.63%, 06/15/24 ................. 6 6,015
6.50%, 10/01/25 ................. 4 4,040
8.00%, 01/15/27 ................. 10 10,506
7.75%, 02/01/28 ................. 12 12,402

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Great Western Petroleum LLC, 12.00%,
09/01/25
(d)
.................... USD 17 $ 16,915
Harvest Midstream I LP, 7.50%, 09/01/28
(d)
. 11 11,946
Hess Midstream Operations LP, 5.13%,
06/15/28
(d)
.................... 7 7,341
Hilcorp Energy I LP
(d)
:
5.75%, 02/01/29 ................. 3 3,128
6.00%, 02/01/31 ................. 6 6,360
Independence Energy Finance LLC, 7.25%,
05/01/26
(d)
.................... 34 35,706
Indigo Natural Resources LLC, 5.38%,
02/01/29
(d)
.................... 40 41,800
ITT Holdings LLC, 6.50%, 08/01/29
(d)
..... 27 27,506
Matador Resources Co., 5.88%, 09/15/26 .. 57 58,710
MEG Energy Corp.
(d)
:
7.13%, 02/01/27 ................. 4 4,261
5.88%, 02/01/29 ................. 7 7,298
Murphy Oil Corp.:
5.75%, 08/15/25 ................. 13 13,341
6.37%, 12/01/42
(g)
................ 3 2,971
New Fortress Energy, Inc.
(d)
:
6.75%, 09/15/25 ................. 88 90,090
6.50%, 09/30/26 ................. 93 95,027
NGL Energy Operating LLC, 7.50%, 02/01/26
(d)
31 32,550
NGPL PipeCo LLC, 7.77%, 12/15/37
(d)
.... 25 35,763
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(d)
41 44,177
NuStar Logistics LP:
5.75%, 10/01/25 ................. 12 13,050
6.00%, 06/01/26 ................. 13 14,105
6.38%, 10/01/30 ................. 2 2,210
Occidental Petroleum Corp.:
2.70%, 02/15/23 ................. 4 4,089
6.95%, 07/01/24 ................. 6 6,759
2.90%, 08/15/24 ................. 48 49,080
5.50%, 12/01/25 ................. 8 8,840
5.55%, 03/15/26 ................. 3 3,315
3.40%, 04/15/26 ................. 6 6,135
8.88%, 07/15/30 ................. 2 2,675
6.13%, 01/01/31 ................. 19 22,354
4.30%, 08/15/39 ................. 43 41,065
6.20%, 03/15/40 ................. 58 65,582
4.50%, 07/15/44 ................. 17 16,362
4.63%, 06/15/45 ................. 42 40,950
6.60%, 03/15/46 ................. 2 2,377
4.40%, 04/15/46 ................. 37 35,538
4.10%, 02/15/47 ................. 5 4,656
4.20%, 03/15/48 ................. 33 30,855
4.40%, 08/15/49 ................. 7 6,720
Ovintiv Exploration, Inc., 5.38%, 01/01/26 .. 2 2,254
Ovintiv, Inc.:
7.38%, 11/01/31 ................. 6 7,966
6.50%, 08/15/34 ................. 6 7,921
Parkland Corp.
(d)
:
5.88%, 07/15/27 ................. 23 24,515
4.50%, 10/01/29 ................. 9 9,146
PBF Holding Co. LLC, 9.25%, 05/15/25
(d)
.. 90 90,665
PDC Energy, Inc.:
1.13%, 09/15/21
(i)
................ 20 19,825
6.13%, 09/15/24 ................. 4 4,091
6.25%, 12/01/25 ................. 4 4,140
Range Resources Corp.:
4.88%, 05/15/25 ................. 5 5,175
9.25%, 02/01/26 ................. 3 3,307
8.25%, 01/15/29
(d)
................ 11 12,403
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
SM Energy Co.:
10.00%, 01/15/25
(d)
............... USD 58 $ 65,444
5.63%, 06/01/25 ................. 2 1,980
6.75%, 09/15/26 ................. 5 5,087
6.63%, 01/15/27 ................. 4 4,110
6.50%, 07/15/28 ................. 16 16,440
Southwestern Energy Co.:
7.50%, 04/01/26 ................. 2 2,118
8.38%, 09/15/28 ................. 9 10,170
Sunoco LP:
6.00%, 04/15/27 ................. 6 6,275
5.88%, 03/15/28 ................. 2 2,125
Tallgrass Energy Partners LP
(d)
:
7.50%, 10/01/25 ................. 11 12,045
6.00%, 12/31/30 ................. 13 13,515
Targa Resources Partners LP:
6.50%, 07/15/27 ................. 15 16,256
6.88%, 01/15/29 ................. 7 7,886
5.50%, 03/01/30 ................. 37 40,688
4.88%, 02/01/31
(d)
................ 10 10,825
4.00%, 01/15/32
(d)
................ 2 2,057
TerraForm Power Operating LLC
(d)
:
4.25%, 01/31/23 ................. 7 7,184
4.75%, 01/15/30 ................. 9 9,217
Vine Energy Holdings LLC, 6.75%, 04/15/29
(d)
48 50,520
Viper Energy Partners LP, 5.38%, 11/01/27
(d)
11 11,459
Western Midstream Operating LP:
4.75%, 08/15/28 ................. 3 3,240
5.45%, 04/01/44 ................. 31 33,403
5.30%, 03/01/48 ................. 26 27,690
5.50%, 08/15/48 ................. 8 8,707
6.50%, 02/01/50
(g)
................ 59 68,312
3,151,361
Personal Products — 0.1%
(d)
Coty, Inc., 5.00%, 04/15/26 ........... 10 10,140
Edgewell Personal Care Co., 5.50%, 06/01/28 13 13,780
Prestige Brands, Inc., 3.75%, 04/01/31 .... 13 12,533
36,453
Pharmaceuticals — 1.7%
Bausch Health Americas, Inc., 9.25%,
04/01/26
(d)
.................... 13 14,140
Bausch Health Cos., Inc.
(d)
:
6.13%, 04/15/25 ................. 5 5,125
9.00%, 12/15/25 ................. 11 11,795
5.75%, 08/15/27 ................. 20 21,228
7.00%, 01/15/28 ................. 21 21,630
5.00%, 01/30/28 ................. 21 19,924
4.88%, 06/01/28 ................. 58 59,363
5.00%, 02/15/29 ................. 38 35,435
6.25%, 02/15/29 ................. 40 39,562
7.25%, 05/30/29 ................. 30 30,657
Catalent Pharma Solutions, Inc., 3.13%,
02/15/29
(d)
.................... 15 14,526
Elanco Animal Health, Inc., 5.90%, 08/28/28
(g)
6 7,022
Endo DAC, 9.50%, 07/31/27
(d)
......... 34 34,680
Endo Luxembourg Finance Co. I SARL, 6.13%,
04/01/29
(d)
.................... 40 39,200
P&L Development LLC, 7.75%, 11/15/25
(d)
.. 20 21,000
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(d)
83 84,853
460,140
Professional Services — 0.7%
(d)
AMN Healthcare, Inc., 4.00%, 04/15/29 ... 8 8,057
ASGN, Inc., 4.63%, 05/15/28 .......... 6 6,285
CoreLogic, Inc., 4.50%, 05/01/28 ....... 35 34,694

BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Professional Services (continued)
Dun & Bradstreet Corp. (The):
6.88%, 08/15/26 ................. USD 18 $ 19,080
10.25%, 02/15/27 ................ 19 20,980
Jaguar Holding Co. II:
4.63%, 06/15/25 ................. 3 3,150
5.00%, 06/15/28 ................. 57 61,783
KBR, Inc., 4.75%, 09/30/28 ........... 15 15,000
Science Applications International Corp.,
4.88%, 04/01/28 ................ 12 12,585
181,614
Real Estate Management & Development — 0.5%
(d)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ 22 23,726
Five Point Operating Co. LP, 7.88%, 11/15/25 23 24,293
Forestar Group, Inc., 3.85%, 05/15/26 .... 9 9,081
Howard Hughes Corp. (The):
4.13%, 02/01/29 ................. 18 18,000
4.38%, 02/01/31 ................. 20 19,928
Realogy Group LLC:
7.63%, 06/15/25 ................. 12 13,016
5.75%, 01/15/29 ................. 25 26,135
134,179
Road & Rail — 0.7%
(d)
Avis Budget Car Rental LLC, 5.38%, 03/01/29 9 9,371
NESCO Holdings II, Inc., 5.50%, 04/15/29 .. 26 27,138
Uber Technologies, Inc.:
7.50%, 05/15/25 ................. 13 14,030
0.00%, 12/15/25
(i)(k)
............... 27 27,378
8.00%, 11/01/26 ................. 50 53,875
7.50%, 09/15/27 ................. 36 39,563
6.25%, 01/15/28 ................. 30 32,286
203,641
Semiconductors & Semiconductor Equipment — 0.4%
Entegris, Inc.
(d)
:
4.38%, 04/15/28 ................. 16 16,700
3.63%, 05/01/29 ................. 8 8,100
Microchip Technology, Inc., 4.25%, 09/01/25 35 36,745
ON Semiconductor Corp., 3.88%, 09/01/28
(d)
22 22,663
Synaptics, Inc., 4.00%, 06/15/29
(d)
....... 17 17,085
101,293
Software — 2.8%
ACI Worldwide, Inc., 5.75%, 08/15/26
(d)
... 30 31,463
Ascend Learning LLC:
6.88%, 08/01/25
(d)
................ 56 56,896
Boxer Parent Co., Inc.
(d)
:
7.13%, 10/02/25 ................. 21 22,470
9.13%, 03/01/26 ................. 53 55,943
BY Crown Parent LLC
(d)
:
7.38%, 10/15/24 ................. 62 63,116
4.25%, 01/31/26 ................. 45 47,137
Camelot Finance SA, 4.50%, 11/01/26
(d)
... 11 11,509
Castle US Holding Corp., 9.50%, 02/15/28
(d)
27 28,148
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(d)
.................... 62 63,007
Clarivate Science Holdings Corp.
(d)
:
3.88%, 06/30/28 ................. 30 30,273
4.88%, 06/30/29 ................. 43 44,129
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 25 25,024
Elastic NV, 4.13%, 07/15/29
(d)
......... 24 24,180
Fair Isaac Corp., 4.00%, 06/15/28
(d)
...... 5 5,168
MicroStrategy, Inc., 6.13%, 06/15/28
(d)
.... 27 27,000
PTC, Inc.
(d)
:
3.63%, 02/15/25 ................. 4 4,120
Security
Par (000)
Par (000) Value
Software (continued)
4.00%, 02/15/28 ................. USD 6 $ 6,198
Rocket Software, Inc., 6.50%, 02/15/29
(d)
.. 34 33,738
SS&C Technologies, Inc., 5.50%, 09/30/27
(d)
102 108,089
Veritas US, Inc., 7.50%, 09/01/25
(d)
...... 78 81,217
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(d)
21 20,869
789,694
Specialty Retail — 2.0%
Ambience Merger Sub, Inc., 7.13%, 07/15/29
(d)
7 7,070
Asbury Automotive Group, Inc.:
4.50%, 03/01/28 ................. 9 9,247
4.75%, 03/01/30 ................. 8 8,360
BCPE Ulysses Intermediate, Inc., 7.75%,
(7.75% Cash or 8.50% PIK), 04/01/27
(d)(f)
. 12 12,300
Carvana Co., 5.50%, 04/15/27
(d)
........ 23 23,753
Gap, Inc. (The), 8.88%, 05/15/27
(d)
...... 15 17,358
Group 1 Automotive, Inc., 4.00%, 08/15/28
(d)
3 3,053
GYP Holdings III Corp., 4.63%, 05/01/29
(d)
.. 20 20,075
Ken Garff Automotive LLC, 4.88%, 09/15/28
(d)
11 11,220
L Brands, Inc.:
6.63%, 10/01/30
(d)
................ 13 15,048
6.88%, 11/01/35 ................. 49 62,046
6.75%, 07/01/36 ................. 5 6,262
LBM Acquisition LLC, 6.25%, 01/15/29
(d)
... 39 39,300
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(d)
.................... 18 18,450
Lithia Motors, Inc., 3.88%, 06/01/29
(d)
..... 11 11,402
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 15 15,783
Penske Automotive Group, Inc.:
3.50%, 09/01/25 ................. 6 6,215
3.75%, 06/15/29 ................. 6 6,037
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(d)
............... 22 23,039
SRS Distribution, Inc.
(d)
:
4.63%, 07/01/28 ................. 35 35,788
6.13%, 07/01/29 ................. 29 29,844
Staples, Inc.
(d)
:
7.50%, 04/15/26 ................. 55 56,965
10.75%, 04/15/27 ................ 21 21,350
Victoria's Secret & Co., 4.63%, 07/15/29
(d)
.. 13 13,000
White Cap Buyer LLC, 6.88%, 10/15/28
(d)
.. 49 52,442
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(d)(f)
........... 18 18,624
544,031
Technology Hardware, Storage & Peripherals — 0.3%
Diebold Nixdorf, Inc., 9.38%, 07/15/25
(d)
... 11 12,196
NCR Corp.
(d)
:
5.00%, 10/01/28 ................. 9 9,307
5.13%, 04/15/29 ................. 12 12,375
6.13%, 09/01/29 ................. 13 14,170
5.25%, 10/01/30 ................. 9 9,337
Xerox Corp., 4.80%, 03/01/35 ......... 18 18,068
75,453
Textiles, Apparel & Luxury Goods — 0.1%
(d)
Crocs, Inc., 4.25%, 03/15/29 .......... 13 13,260
Hanesbrands, Inc., 5.38%, 05/15/25 ..... 4 4,235
Levi Strauss & Co., 3.50%, 03/01/31 ..... 10 9,942
William Carter Co. (The), 5.50%, 05/15/25 .. 7 7,406
Wolverine World Wide, Inc., 6.38%, 05/15/25 7 7,447
42,290
Thrifts & Mortgage Finance — 0.6%
Enact Holdings, Inc., 6.50%, 08/15/25
(d)
... 39 42,986
Home Point Capital, Inc., 5.00%, 02/01/26
(d)
. 25 23,312

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Thrifts & Mortgage Finance (continued)
Ladder Capital Finance Holdings LLLP
(d)
:
4.25%, 02/01/27 ................. USD 28 $ 27,960
4.75%, 06/15/29 ................. 11 11,000
MGIC Investment Corp., 5.25%, 08/15/28 .. 16 16,960
Nationstar Mortgage Holdings, Inc.
(d)
:
6.00%, 01/15/27 ................. 10 10,363
5.50%, 08/15/28 ................. 21 21,171
5.13%, 12/15/30 ................. 11 10,945
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(d)
.................... 6 5,999
170,696
Trading Companies & Distributors — 0.7%
(d)
Beacon Roofing Supply, Inc., 4.13%, 05/15/29 8 7,979
Brightstar Escrow Corp., 9.75%, 10/15/25 .. 6 6,457
Fortress Transportation & Infrastructure
Investors LLC:
6.50%, 10/01/25 ................. 6 6,233
9.75%, 08/01/27 ................. 5 5,781
5.50%, 05/01/28 ................. 25 26,031
Foundation Building Materials, Inc., 6.00%,
03/01/29 ..................... 14 13,860
H&E Equipment Services, Inc., 3.88%,
12/15/28 ..................... 5 4,920
Herc Holdings, Inc., 5.50%, 07/15/27 ..... 22 23,193
Imola Merger Corp., 4.75%, 05/15/29 ..... 49 50,409
WESCO Distribution, Inc.:
7.13%, 06/15/25 ................. 6 6,484
7.25%, 06/15/28 ................. 43 47,896
199,243
Water Utilities — 0.0%
Solaris Midstream Holdings LLC, 7.63%,
04/01/26
(d)
.................... 9 9,540
Wireless Telecommunication Services — 1.5%
Connect Finco SARL, 6.75%, 10/01/26
(d)
... 209 221,018
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 3 3,361
Ligado Networks LLC, 0.00%, (0.00% Cash or
15.50% PIK), 11/01/23
(d)(f)(h)
......... 50 47,693
Sprint Corp., 7.63%, 03/01/26 ......... 22 26,840
T-Mobile USA, Inc.:
2.63%, 02/15/29 ................. 6 5,925
2.88%, 02/15/31 ................. 41 40,692
3.50%, 04/15/31
(d)
................ 30 31,036
3.50%, 04/15/31 ................. 30 31,037
407,602
Total Corporate Bonds — 84.6%
(Cost: $22,429,115) .............................. 23,462,822
Floating Rate Loan Interests — 10.3%
Aerospace & Defense — 0.5%
(h)
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 02/01/28 68 68,457
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 8.50%
,
 02/01/29
(b)
25 25,500
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 ................. 19 19,145
Spirit Aerosystems, Inc., Term Loan, (LIBOR
USD 1 Month + 5.25%), 6.00%
,
 01/15/25 14 14,006
127,108
Security
Par (000)
Par (000) Value
Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 0.00%),
5.50%
,
 04/06/28
(h)
................ USD 6 $ 5,991
Airlines — 0.5%
(h)
AAdvantage Loyality IP Ltd., Term Loan,
(LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/20/28 ................. 50 52,564
SkyMiles IP Ltd., Term Loan, (LIBOR USD 3
Month + 3.75%), 4.75%
,
 10/20/27 ..... 27 28,504
United AirLines, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 04/21/28 53 53,513
134,581
Auto Components — 0.0%
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.35%
,
 04/30/26
(h)
5 5,034
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.35%
,
 01/01/38
(h)
.... 7 6,891
Building Products — 0.1%
(h)
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.25%
,
 11/23/27 . 8 7,954
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 10 9,654
17,608
Capital Markets — 0.0%
Jefferies Finance LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.13%
,
 06/03/26
(h)
10 10,370
Chemicals — 0.3%
(h)
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month
+ 2.50%), 3.00%
,
 03/18/28 .......... 39 38,781
Ascend Performance Materials Operations
LLC, Term Loan, (LIBOR USD 3 Month +
4.75%), 5.50%
,
 08/27/26 ........... 38 38,833
Invictus US LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.75%), 6.85%
,
 03/30/26 5 4,787
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.60%
,
 06/30/27 ................. 6 5,878
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.36%
,
 05/15/24 ........... 7 7,408
95,687
Commercial Services & Supplies — 0.7%
(h)
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 06/21/24 ................. 156 153,260
Diamond (BC) BV, Term Loan, (LIBOR USD 3
Month + 3.00%), 3.19%
,
 09/06/24 ..... 14 14,361
GFL Environmental, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 05/30/25 3 3,082
Tempo Acquisition LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.35%
,
 11/02/26 . 2 2,375
TruGreen Ltd. Partnership, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.50%),
9.25%
,
 11/02/28
(b)
................ 13 13,260
186,338

BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Construction Materials — 0.1%
(h)
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 .... USD 6 $ 6,412
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 01/31/28 ................. 9 8,453
14,865
Containers & Packaging — 0.2%
(h)
Charter Next Generation, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.00%
,
 12/01/27 ................. 8 7,797
Kleopatra Finco SARL, Facility Term Loan
B, (LIBOR USD 3 Month + 4.75%),
5.25%
,
 02/12/26
(b)
................ 8 8,020
Mauser Packaging Solutions Holding Co., Term
Loan, 04/03/24
(l)
................. 25 24,749
40,566
Diversified Consumer Services — 0.1%
(h)
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 1 Month +
3.50%), 3.60%
,
 01/29/27 ........... 7 6,907
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 16 17,075
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.75%), 5.50%
,
 01/15/27 ........... 11 11,076
35,058
Diversified Financial Services — 1.1%
(h)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 02/16/28 8 8,145
AqGen Ascensus, Inc., 2nd Lien Term Loan,
05/18/29
(b)(l)
..................... 11 10,890
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%
,
 12/11/26 .... 5 5,316
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
7.50%
,
 04/07/28
(b)
................ 18 18,405
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 12/01/27 34 34,044
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 10/01/27 ................. 66 65,883
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/17/27 ................. 4 3,822
LBM Acquisition LLC, Delayed Draw 1st Lien
Term Loan, 12/17/27
(l)
.............. 1 566
Lealand Finance Co., BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.09%
,
 06/28/24
(b)
1 760
Proofpoint, Inc., 2nd Lien Term Loan, 06/08/29
(l)
29 29,254
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 12/11/26 ................. 6 5,973
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 6.00%
,
 09/01/25 ..... 79 79,839
White Cap Buyer LLC, Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 10/19/27 23 22,814
WP CPP Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.75%
,
 04/30/25 ................. 6 5,717
291,428
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.3%
(h)
Altice Financing SA, Term Loan, (LIBOR USD 3
Month + 2.75%), 2.93%
,
 07/15/25 ..... USD 3 $ 2,880
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.15%
,
 08/14/26 .... 5 5,104
Frontier Communications Holdings, LLC, Term
Loan B1, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 05/01/28 ................. 25 24,938
Northwest Fiber LLC, 1st Lien Term Loan
B2, (LIBOR USD 1 Month + 3.75%),
3.82%
,
 04/30/27 ................. 16 16,150
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.10%
,
 03/09/27 26 25,544
74,616
Entertainment — 0.1%
(h)
MSG National Properties LLC, Term
Loan, (LIBOR USD 3 Month + 6.25%),
7.00%
,
 11/12/25
(b)
................ 33 33,905
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.35%
,
 05/30/25 ................. 1 627
34,532
Health Care Providers & Services — 0.5%
(h)
AHP Health Partners, Inc., Term Loan
B1, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 06/30/25 ................. 14 13,549
Azalea TopCo, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
3.69%
,
 07/24/26 ................. 14 13,622
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.85%
,
 10/10/25 60 51,040
Gentiva Health Services, Inc., 1st Lien Term
Loan B1, (LIBOR USD 1 Month + 2.75%),
2.88%
,
 07/02/25 ................. 12 12,206
LifePoint Health, Inc., 1st Lien Term Loan
B, (LIBOR USD 1 Month + 3.75%),
3.85%
,
 11/16/25 ................. 10 9,777
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.09%
,
 06/30/25 ................. 8 8,058
Quorum Health Corp., Term Loan, 04/29/25
(l)
22 22,381
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 01/08/27 ................. 18 17,864
148,497
Health Care Technology — 0.5%
(h)
athenahealth, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.41%
,
 02/11/26 ................. 11 10,996
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%),
4.50%
,
 06/02/28 ................. 31 31,074
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 4.10%
,
 08/27/25 101 101,459
143,529
Hotels, Restaurants & Leisure — 0.3%
(h)
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.60%
,
 07/21/25 ................. 17 16,653
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%
,
 10/04/23
(b)
............... 5 5,256

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 2 Month + 2.50%), 3.25%
,
 10/04/23 USD 32 $ 31,603
IRB Holding Corp., Term Loan, 12/15/27
(l)
.. 14 13,877
Life Time, Inc., Term Loan, (LIBOR USD 3
Month + 4.75%), 5.75%
,
 12/16/24 ..... 20 20,035
Raptor Acquisition Corp., Term Loan B,
11/01/26
(l)
...................... 5 5,006
92,430
Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.10%
,
 08/12/26
(h)
.... 1 1,478
Industrial Conglomerates — 0.1%
AVSC Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
8.25%
,
 09/01/25
(h)
................ 26 21,269
Insurance — 0.2%
(h)
Alliant Holdings Intermediate LLC, Term Loan,
11/05/27
(l)
...................... 12 11,985
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 3.35%
,
 12/23/26 ..... 4 3,805
Sedgwick Claims Management Services, Inc.,
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.35%, 12/31/25 ............... 6 5,979
(LIBOR USD 1 Month + 3.75%),
3.85%, 09/03/26 ............... 23 22,490
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ............... 7 6,902
51,161
Interactive Media & Services — 0.1%
(h)
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26 ................. 11 10,945
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26 ..... 14 14,163
25,108
Internet & Direct Marketing Retail — 0.1%
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/08/27
(h)
................ 19 18,952
IT Services — 0.4%
(h)
CCC Information Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 04/29/24 ................. 4 3,509
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 ................. 8 8,255
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 07/30/27 6 5,940
Flexential Intermediate Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
7.38%
,
 08/01/25 ................. 7 6,250
Mitchell International, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%), 3.34% -
3.35%
,
 11/29/24 ................. 3 3,229
Mitchell International, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.35%
,
 12/01/25 ................. 10 9,984
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.60%
,
 02/12/27 ........... 15 15,072
Security
Par (000)
Par (000) Value
IT Services (continued)
Sabre GLBL, Inc., Term Loan B, (LIBOR USD 1
Month + 4.00%), 4.75%
,
 12/17/27
(b)
.... USD 8 $ 8,000
Sophia LP, Term Loan, (LIBOR USD 3 Month +
3.75%), 3.90%
,
 10/07/27 ........... 34 33,790
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 05/05/26 6 5,554
99,583
Life Sciences Tools & Services — 0.3%
(h)
ICON Luxembourg SARL, Term Loan B:
 06/16/28
(l)
..................... 39 39,091
Parexel International Corp., Term Loan, (LIBOR
USD 1 Month + 2.75%), 2.85%
,
 09/27/24 29 29,216
68,307
Machinery — 0.4%
(h)
MHI Holdings LLC, Term Loan, (LIBOR USD 1
Month + 5.00%), 5.10%
,
 09/21/26 ..... 38 37,658
Titan Acquisition Ltd., Term Loan, (LIBOR USD
3 Month + 3.00%), 3.17%
,
 03/28/25 .... 82 80,137
117,795
Media — 1.4%
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 07/12/24
(h)
... 8 8,093
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.69%
,
 08/21/26
(h)
................ 67 64,944
Intelsat Jackson Holdings SA, Facility Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 07/13/22
(h)
................ 73 73,588
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23
(h)
................ 15 15,583
Intelsat Jackson Holdings SA, Term Loan
B4, (LIBOR USD 1 Month + 5.50%),
8.75%
,
 01/02/24
(h)
................ 33 33,169
Intelsat Jackson Holdings SA, Term Loan B5,
8.63%
,
 01/02/24
(m)
................ 164 167,058
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23
(h)
................ 7 6,673
Radiate Holdco LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25%
,
 09/25/26
(h)
3 2,974
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.85%
,
 12/31/28
(h)
................ 23 22,678
394,760
Oil, Gas & Consumable Fuels — 0.5%
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, 11/01/25
(h)(l)
......... 129 142,813
Pharmaceuticals — 0.1%
Endo Luxembourg Finance Co. I SARL, Term
Loan, (LIBOR USD 3 Month + 5.00%),
5.75%
,
 03/27/28
(h)
................ 41 39,156
Professional Services — 0.0%
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.35%
,
 02/06/26
(h)
................ 9 8,505

BlackRock High Yield Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Software — 1.2%
(h)
Barracuda Networks, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.50%
,
 10/30/28 ................. USD 15 $ 15,342
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.85%
,
 10/02/25 11 11,252
BY Crown Parent LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 02/02/26 5 4,984
Castle US Holding Corp., Term Loan, (LIBOR
USD 3 Month + 3.75%), 3.90%
,
 01/29/27 19 18,552
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/01/27 ................. 23 22,870
Helios Software Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 3.75%),
3.92%
,
 03/11/28 ................. 10 9,940
Informatica LLC, 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.13%), 7.13%
,
 02/25/25
(b)
39 39,780
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 3.25%), 3.35%
,
 02/25/27 ..... 3 2,783
Magenta Buyer LLC, 1st Lien Term Loan,
05/03/28
(l)
...................... 46 45,954
Magenta Buyer LLC, 2nd Lien Term Loan,
05/03/29
(b)(l)
..................... 29 28,637
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.35%
,
 02/23/29 5 5,072
Planview Parent, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
8.00%
,
 12/18/28
(b)
................ 13 12,935
Project Alpha Intermediate Holding, Inc., Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.11%
,
 04/26/24 ................. 15 14,936
Proofpoint, Inc., Term Loan, 06/09/28
(l)
.... 20 19,878
RealPage, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 04/24/28 27 26,905
Severin Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.33%
,
 08/01/25 ................. 9 8,738
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.36%
,
 03/03/28 ................. 26 26,358
UKG, Inc., 1st Lien Term Loan:
(LIBOR USD 1 Month + 3.75%),
3.85%, 05/04/26 ............... 10 9,626
(LIBOR USD 3 Month + 3.25%),
4.00%, 05/04/26 ............... 17 16,883
341,425
Specialty Retail — 0.2%
(h)
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28 ...... 46 46,011
Staples, Inc., Term Loan B1, (LIBOR USD 3
Month + 5.00%), 5.18%
,
 04/16/26 ..... 12 11,648
57,659
Total Floating Rate Loan Interests — 10.3%
(Cost: $2,825,503) .............................. 2,853,100
Security
Shares
Shares Value
Investment Companies — 0.0%
Cheniere Energy Partners LP .......... 46 $ 2,037
Western Midstream Partners LP ......... 191 4,091
Total Investment Companies — 0.0%
(Cost: $4,952) ................................. 6,128
Beneficial Interest
(000)
Other Interests — 0.0%
(n)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust
Escrow Bonds
(a)(e)
................ USD 140 980
Total Other Interests — 0.0%
(Cost: $0) .................................... 980
Par (000)
Pa r (000)
Capital Trusts — 1.9%
Banks — 1.3%
(h)(j)
Bank of America Corp.:
Series X, (LIBOR USD 3 Month + 3.71%),
6.25% ...................... 42 46,462
Series AA, (LIBOR USD 3 Month + 3.90%),
6.10% ...................... 116 130,253
CIT Group, Inc., Series A, (LIBOR USD 3
Month + 3.97%), 5.80% ............ 26 26,855
JPMorgan Chase & Co.:
Series Q, (LIBOR USD 3 Month + 3.25%),
5.15% ...................... 20 20,650
Series R, (LIBOR USD 3 Month + 3.30%),
6.00% ...................... 4 4,253
Series U, (LIBOR USD 3 Month + 3.33%),
6.13% ...................... 7 7,586
Series FF, (SOFR + 3.38%), 5.00% .... 71 75,043
Series HH, (SOFR + 3.13%), 4.60% .... 26 26,944
Wells Fargo & Co., Series BB, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.45%), 3.90% ............. 35 36,236
374,282
Capital Markets — 0.5%
(h)(j)
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ..... 59 60,357
Goldman Sachs Group, Inc. (The), Series
R, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%), 4.95% 70 74,820
135,177
Consumer Finance — 0.1%
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70%
(h)
(j)
............................ 10 11,200
Total Capital Trusts — 1.9%
(Cost: $492,832) ................................ 520,659
Total Long-Term Investments — 99.7%
(Cost: $26,337,965) .............................. 27,658,021

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Short-Term Securities — 1.7%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
(o)(p)
................. 475,030 $ 475,030
Security
Shares
Shares Value
Total Short-Term Securities — 1.7%
(Cost: $475,030) ................................ $ 475,030
Total Investments — 101.4%
(Cost: $26,812,995 ) .............................. 28,133,051
Liabilities in Excess of Other Assets — (1.4)% ............ (401,613)
Net Assets — 100.0% .............................. $ 27,731,438
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $23,239, representing 0.08% of its net assets as of period end, and an original cost of $14,884.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(i)
Convertible security.
(j)
Perpetual security with no stated maturity date.
(k)
Zero-coupon bond.
(l)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)
Fixed rate.
(n)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(o)
Annualized 7-day yield as of period end.
(p)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/21
Shares
Held at
06/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 171,880 $ 303,150 $ — $ — $ — $ 475,030 475,030 $ 40 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock High Yield Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments Categorized by Risk Exposure
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 398,000 USD 485,426 Toronto Dominion Bank 07/06/21 $ (13,457)
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Lumen Technologies, Inc. 1.00 % Quarterly Barclays Bank plc 12/20/23 NR USD 8 $ (125) $ (303) $ 178
Lumen Technologies, Inc. 1.00 Quarterly Barclays Bank plc 06/20/25 NR USD 6 (306) (633) 327
$ (431) $ (936) $ 505
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ (936) $ 505 $ —
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ $ — $ 505 $ — $ — $ — $ — $ 505
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 13,457 — — 13,457
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 936 — — — — 936
$ — $ 936 $ — $ 13,457 $ — $ — $ 14,393

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ 3,903 $ — $ — $ — $ 3,903
Forward foreign currency exchange contracts .... — — — 9,092 — — 9,092
Swaps .............................. — (617) — — — — (617)
$ — $ (617) $ 3,903 $ 9,092 $ — $ — $ 12,378
Net Change in Unrealized Appreciation
(Depreciation) on:
Forward foreign currency exchange contracts .... — — — (16,021) — — (16,021)
Swaps .............................. — 719 — — — — 719
$ — $ 719 $ — $ (16,021) $ — $ — $ (15,302)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short ................................................................................. $ —
(a)
Forward foreign currency exchange contracts:
Average amounts sold — in USD ........................................................................................ 479,457
Credit default swaps:
Average notional value — buy protection ................................................................................... 2,227
Average notional value — sell protection ................................................................................... 14,000
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Forward foreign currency exchange contracts ................................................................. $ — $ 13,457
Swaps — OTC
(a)
.................................................................................... 505 936
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 505 $ 14,393
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
— —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 505 $ 14,393
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)
Barclays Bank plc ................................ $ 505 $ (505) $ — $ — $ —

BlackRock High Yield Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(c)
Barclays Bank plc ................................ $ 936 $ (505) $ — $ — $ 431
Toronto Dominion Bank ............................ 13,457 — — — 13,457
$ 14,393 $ (505) $ — $ — $ 13,888
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Auto Components ...................................... $ 7,712 $ — $ — $ 7,712
Building Products ....................................... 722 — — 722
Chemicals ............................................ 76,482 — — 76,482
Communications Equipment ................................ 11,550 — — 11,550
Electrical Equipment ..................................... 22,492 — — 22,492
Energy Equipment & Services .............................. — — 1,243 1,243
Entertainment ......................................... 19,620 — — 19,620
Equity Real Estate Investment Trusts (REITs) .................... 142,675 — — 142,675
Hotels, Restaurants & Leisure .............................. 14,192 — — 14,192
Life Sciences Tools & Services .............................. 77,851 — — 77,851
Media ............................................... 21,210 — — 21,210
Metals & Mining ........................................ 48,588 — — 48,588
Oil, Gas & Consumable Fuels ............................... 335,228 23,239 — 358,467
Road & Rail ........................................... 11,528 — — 11,528
Corporate Bonds:
Aerospace & Defense .................................... — 750,870 — 750,870
Airlines .............................................. — 520,394 — 520,394
Auto Components ...................................... — 595,323 — 595,323
Automobiles .......................................... — 60,768 — 60,768
Banks ............................................... — 16,601 — 16,601
Beverages ........................................... — 10,025 — 10,025
Biotechnology ......................................... — 6,857 — 6,857
Building Products ....................................... — 297,170 — 297,170
Capital Markets ........................................ — 93,969 — 93,969
Chemicals ............................................ — 390,298 — 390,298
Commercial Services & Supplies ............................. — 930,113 — 930,113
Communications Equipment ................................ — 225,885 — 225,885
Construction & Engineering ................................ — 128,917 — 128,917
Consumer Finance ...................................... — 113,455 — 113,455
Containers & Packaging .................................. — 360,278 — 360,278
Distributors ........................................... — 191,462 — 191,462
Diversified Consumer Services .............................. — 52,617 — 52,617
Diversified Financial Services ............................... — 331,811 — 331,811
Diversified Telecommunication Services ........................ — 1,585,019 — 1,585,019
Electric Utilities ........................................ — 221,855 — 221,855
Electrical Equipment ..................................... — 33,316 — 33,316
Electronic Equipment, Instruments & Components ................. — 58,365 — 58,365
Energy Equipment & Services .............................. — 202,683 59,564 262,247
Entertainment ......................................... — 332,558 — 332,558
Equity Real Estate Investment Trusts (REITs) .................... — 717,869 — 717,869
Food & Staples Retailing .................................. — 128,674 — 128,674
Food Products ......................................... — 622,470 — 622,470
Gas Utilities ........................................... — 17,423 — 17,423
Health Care Equipment & Supplies ........................... — 219,583 — 219,583
Health Care Providers & Services ............................ — 1,524,326 — 1,524,326
Hotels, Restaurants & Leisure .............................. — 1,657,661 — 1,657,661
Household Durables ..................................... — 266,373 — 266,373
Household Products ..................................... — 95,564 — 95,564
Independent Power and Renewable Electricity Producers ............ — 131,662 — 131,662
Insurance ............................................ — 494,515 — 494,515
Interactive Media & Services ............................... — 64,563 — 64,563
Internet & Direct Marketing Retail ............................ — 55,540 — 55,540
IT Services ........................................... — 501,779 — 501,779
Leisure Products ....................................... — 51,377 — 51,377

BlackRock High Yield Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Level 1 Level 2 Level 3 Total
Life Sciences Tools & Services .............................. $ — $ 60,362 $ — $ 60,362
Machinery ............................................ — 309,327 — 309,327
Media ............................................... — 1,632,396 — 1,632,396
Metals & Mining ........................................ — 722,827 — 722,827
Mortgage Real Estate Investment Trusts (REITs) .................. — 20,840 — 20,840
Multiline Retail ......................................... — 90,288 — 90,288
Oil, Gas & Consumable Fuels ............................... — 3,151,361 — 3,151,361
Personal Products ...................................... — 36,453 — 36,453
Pharmaceuticals ....................................... — 460,140 — 460,140
Professional Services .................................... — 181,614 — 181,614
Real Estate Management & Development ....................... — 134,179 — 134,179
Road & Rail ........................................... — 203,641 — 203,641
Semiconductors & Semiconductor Equipment .................... — 101,293 — 101,293
Software ............................................. — 789,694 — 789,694
Specialty Retail ........................................ — 544,031 — 544,031
Technology Hardware, Storage & Peripherals .................... — 75,453 — 75,453
Textiles, Apparel & Luxury Goods ............................ — 42,290 — 42,290
Thrifts & Mortgage Finance ................................ — 170,696 — 170,696
Trading Companies & Distributors ............................ — 199,243 — 199,243
Water Utilities ......................................... — 9,540 — 9,540
Wireless Telecommunication Services ......................... — 407,602 — 407,602
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 101,608 25,500 127,108
Air Freight & Logistics .................................... — 5,991 — 5,991
Airlines .............................................. — 134,581 — 134,581
Auto Components ...................................... — 5,034 — 5,034
Automobiles .......................................... — 6,891 — 6,891
Building Products ....................................... — 17,608 — 17,608
Capital Markets ........................................ — 10,370 — 10,370
Chemicals ............................................ — 95,687 — 95,687
Commercial Services & Supplies ............................. — 173,078 13,260 186,338
Construction Materials .................................... — 14,865 — 14,865
Containers & Packaging .................................. — 32,546 8,020 40,566
Diversified Consumer Services .............................. — 35,058 — 35,058
Diversified Financial Services ............................... — 261,373 30,055 291,428
Diversified Telecommunication Services ........................ — 74,616 — 74,616
Entertainment ......................................... — 627 33,905 34,532
Health Care Providers & Services ............................ — 148,497 — 148,497
Health Care Technology .................................. — 143,529 — 143,529
Hotels, Restaurants & Leisure .............................. — 87,174 5,256 92,430
Independent Power and Renewable Electricity Producers ............ — 1,478 — 1,478
Industrial Conglomerates .................................. — 21,269 — 21,269
Insurance ............................................ — 51,161 — 51,161
Interactive Media & Services ............................... — 25,108 — 25,108
Internet & Direct Marketing Retail ............................ — 18,952 — 18,952
IT Services ........................................... — 91,583 8,000 99,583
Life Sciences Tools & Services .............................. — 68,307 — 68,307
Machinery ............................................ — 117,795 — 117,795
Media ............................................... — 394,760 — 394,760
Oil, Gas & Consumable Fuels ............................... — 142,813 — 142,813
Pharmaceuticals ....................................... — 39,156 — 39,156
Professional Services .................................... — 8,505 — 8,505
Software ............................................. — 260,073 81,352 341,425
Specialty Retail ........................................ — 57,659 — 57,659
Investment Companies .................................... 6,128 — — 6,128
Other Interests .......................................... — 980 — 980
Capital Trusts ........................................... — 520,659 — 520,659
Short-Term Securities ....................................... 475,030 — — 475,030
Unfunded Floating Rate Loan Interests
(a)
.............................. — 1 — 1
$ 1,271,008 $ 26,595,889 $ 266,155 $ 28,133,052
Derivative Financial Instruments
(b)
Assets:
Credit contracts ........................................... $ — $ 505 $ — $ 505

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock High Yield Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Liabilities:
Foreign currency exchange contracts ............................ $ — $ (13,457) $ — $ (13,457)
$ — $ (12,952) $ — $ (12,952)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

BlackRock U.S. Government Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
June 30, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 1.8%
(a)(b)
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 1.36%, 08/15/30 ............ USD 500 $ 500,083
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 1.22%,
04/20/31 ...................... 396 395,772
Total Asset-Backed Securities — 1.8%
(Cost: $895,875) ................................ 895,855
Foreign Government Obligations — 4.0%
China — 4.0%
People's Republic of China:
1.99%, 04/09/25 ................. CNY 6,920 1,033,904
2.68%, 05/21/30 ................. 6,350 943,715
1,977,619
Total Foreign Government Obligations — 4.0%
(Cost: $1,872,302) .............................. 1,977,619
Non-Agency Mortgage-Backed Securities — 7.1%
Commercial Mortgage-Backed Securities — 6.4%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class A, (LIBOR USD 1 Month +
0.88%), 0.95%, 09/15/34
(a)(b)
......... USD 121 121,000
BFLD Trust, Series 2020-EYP, Class A, (LIBOR
USD 1 Month + 1.15%), 1.22%, 10/15/35
(a)(b)
128 128,796
BX Commercial Mortgage Trust
(b)
:
Series 2019-XL, Class A, (LIBOR USD 1
Month + 0.92%), 0.99%, 10/15/36
(a)
.. 91 90,645
Series 2019-XL, Class D, (LIBOR USD 1
Month + 1.45%), 1.52%, 10/15/36
(a)
.. 272 271,843
Series 2020-FOX, Class B, (LIBOR USD 1
Month + 1.35%), 1.42%, 11/15/32
(a)
.. 132 131,973
Series 2020-VIV4, Class A, 2.84%, 03/09/44 160 168,064
BX Trust
(b)
:
Series 2019-OC11, Class A, 3.20%,
12/09/41 .................... 275 296,247
Series 2021-MFM1, Class C, (LIBOR USD 1
Month + 1.20%), 1.27%, 01/15/34
(a)
.. 30 30,000
Series 2021-VIEW, Class A, (LIBOR USD 1
Month + 1.28%), 1.43%, 06/15/23
(a)
.. 50 50,000
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(b)
..................... 140 143,185
Citigroup Commercial Mortgage Trust, Series
2016-P6, Class B, 4.38%, 12/10/49
(a)
... 50 55,137
Commercial Mortgage Trust:
Series 2017-COR2, Class AM, 3.80%,
09/10/50 .................... 19 21,306
Series 2017-PANW, Class A, 3.24%,
10/10/29
(b)
................... 350 364,052
Credit Suisse Mortgage Capital Certificates,
Series 2020-NET, Class A, 2.26%,
08/15/37
(b)
..................... 100 103,237
CSAIL Commercial Mortgage Trust:
Series 2018-CX11, Class A5, 4.03%,
04/15/51
(a)
................... 42 47,394
Series 2019-C16, Class A3, 3.33%,
06/15/52 .................... 134 146,368
Series 2019-C17, Class C, 3.93%, 09/15/52 80 85,225
GCT Commercial Mortgage Trust, Series
2021-GCT, Class A, (LIBOR USD 1 Month +
0.80%), 0.87%, 02/15/38
(a)(b)
......... 100 100,119
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Great Wolf Trust, Series 2019-WOLF, Class
A, (LIBOR USD 1 Month + 1.03%), 1.11%,
12/15/36
(a)(b)
.................... USD 90 $ 90,056
GS Mortgage Securities Corp. Trust, Series
2020-TWN3, Class A, (LIBOR USD 1 Month
+ 2.00%), 2.07%, 11/15/37
(a)(b)
........ 170 170,792
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.56%, 07/10/39
(a)(b)
.... 101 106,435
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2020-609M, Class
A, (LIBOR USD 1 Month + 1.37%), 1.44%,
10/15/33
(a)(b)
.................... 100 100,249
KKR Industrial Portfolio Trust, Series 2020-AIP,
Class A, (LIBOR USD 1 Month + 1.04%),
1.11%, 03/15/37
(a)(b)
............... 33 32,815
Morgan Stanley Capital I Trust
(a)
:
Series 2018-H3, Class B, 4.62%, 07/15/51 34 38,949
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 0.97%, 07/15/35
(b)
.. 130 130,079
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class A, (LIBOR USD 1
Month + 1.20%), 1.27%, 05/15/31
(a)(b)
... 140 140,351
3,164,317
Interest Only Commercial Mortgage-Backed Securities — 0.7%
(a)
Benchmark Mortgage Trust, Series 2020-B20,
Class XA, 1.74%, 10/15/53 .......... 1,018 110,346
CSAIL Commercial Mortgage Trust, Series
2019-C16, Class XA, 1.72%, 06/15/52 .. 1,539 153,858
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.63%, 10/15/52 ...... 987 94,615
358,819
Total Non-Agency Mortgage-Backed Securities — 7.1%
(Cost: $3,484,303) .............................. 3,523,136
U.S. Government Sponsored Agency Securities — 64.8%
Agency Obligations — 1.0%
Federal Home Loan Bank, 4.00%, 04/10/28 . 400 474,004
Collateralized Mortgage Obligations — 0.4%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series K104, Class X1,
1.25%, 02/25/52
(a)
................ 177 14,883
Federal National Mortgage Association, Series
2011-8, Class ZA, 4.00%, 02/25/41 ..... 103 110,564
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.78%, 07/20/39
(a)
............. 72 83,657
209,104
Commercial Mortgage-Backed Securities — 0.7%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
:
Series 2019-SB60, Class A10F,
3.31%, 01/25/29 ............... 190 201,280
Series 2019-SB61, Class A10F,
3.17%, 01/25/29 ............... 133 140,514
341,794
Interest Only Collateralized Mortgage Obligations — 0.3%
Federal National Mortgage Association:
Series 2020-32, 4.00%, 05/25/50 ...... 135 19,616
Series 2020-32, Class PI, 4.00%, 05/25/50 152 22,083
Government National Mortgage Association:
Series 2020-115, Class IM, 3.50%, 08/20/50 175 23,446

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2020-146, Class DI, 2.50%, 10/20/50 USD 176 $ 22,166
Series 2020-162, Class TI, 2.50%, 10/20/50 361 45,631
Series 2020-175, Class DI, 2.50%, 11/20/50 97 12,272
Series 2020-185, Class MI, 2.50%, 12/20/50 195 25,922
171,136
Interest Only Commercial Mortgage-Backed Securities — 1.3%
Federal Home Loan Mortgage Corp., Series
2015-K718, Class X2A, 0.10%, 02/25/48
(b)
14,890 2,061
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
(a)
:
Series K094, Class X1, 1.02%, 06/25/29 . 183 11,502
Series K105, Class X1, 1.64%, 03/25/53 . 651 74,590
Series K107, Class X1, 1.71%, 01/25/30 . 161 19,316
Series K109, Class X1, 1.70%, 04/25/30 . 123 14,677
Series K113, Class X1, 1.49%, 06/25/30 . 200 21,635
Series K115, Class X1, 1.43%, 06/25/30 . 256 26,745
Series K116, Class X1, 1.53%, 07/25/30 . 100 11,003
Series K119, Class X1, 1.03%, 09/25/30 . 150 11,171
Series K120, Class X1, 1.13%, 10/25/30 . 916 75,596
Series K122, Class X1, 0.97%, 11/25/30 . 219 15,650
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2020-M21,
Class AX, 1.94%, 01/25/58
(a)
......... 225 39,729
Government National Mortgage Association
Variable Rate Notes
(a)
:
Series 2002-83, 0.00%, 10/16/42
(c)
..... 213 —
Series 2003-17, 0.00%, 03/16/43
(c)
..... 197 —
Series 2003-109, 0.00%, 11/16/43 ..... 390 15
Series 2016-22, 0.77%, 11/16/55 ...... 1,389 49,671
Series 2016-45, 0.89%, 02/16/58 ...... 765 38,103
Series 2016-92, 0.81%, 04/16/58 ...... 224 10,377
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.09%, 02/16/58 ......... 787 49,745
Series 2016-151, 1.02%, 06/16/58 ..... 676 38,593
Series 2017-30, 0.61%, 08/16/58 ...... 309 12,131
Series 2017-44, 0.67%, 04/17/51 ...... 315 12,694
Series 2017-53, 0.62%, 11/16/56 ...... 2,109 86,992
Series 2017-61, 0.73%, 05/16/59 ...... 251 13,160
Series 2017-64, 0.75%, 11/16/57 ...... 177 9,434
644,590
Mortgage-Backed Securities — 61.1%
Federal Home Loan Mortgage Corp.:
2.50%, 03/01/30 - 04/01/31 .......... 117 123,105
3.00%, 09/01/27 - 12/01/46 .......... 206 218,357
3.50%, 04/01/31 - 01/01/48 .......... 265 288,292
4.00%, 08/01/40 - 12/01/45 .......... 38 41,289
4.50%, 02/01/39 - 07/01/47 .......... 138 153,419
5.00%, 11/01/41 ................. 58 65,579
5.50%, 06/01/41 ................. 63 73,209
8.00%, 03/01/30 - 06/01/31 .......... 9 9,514
Federal National Mortgage Association:
3.50%, 11/01/46 ................. 117 126,474
4.00%, 01/01/41 ................. 4 3,888
Government National Mortgage Association:
2.00%, 07/15/51
(d)
................ 1,189 1,210,922
2.50%, 07/15/51
(d)
................ 992 1,026,151
3.00%, 02/15/45 ................. 17 18,299
3.00%, 07/15/51 - 08/15/51
(d)
......... 1,993 2,078,679
3.50%, 01/15/42 - 10/20/46 .......... 670 715,544
3.50%, 07/15/51
(d)
................ 268 281,739
4.00%, 10/20/40 - 01/15/48 .......... 420 454,899
4.00%, 07/15/51
(d)
................ 34 35,903
4.50%, 12/20/39 - 08/20/50 .......... 535 590,154
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.00%, 07/15/39 - 07/20/44 .......... USD 42 $ 48,489
5.00%, 07/15/51
(d)
................ 126 135,745
Uniform Mortgage-Backed Securities:
1.50%, 07/25/36
(d)
................ 476 481,736
2.00%, 10/01/31 - 03/01/32 .......... 72 74,255
2.00%, 07/25/36 - 09/25/51
(d)
......... 6,939 7,006,584
2.50%, 04/01/30 - 10/01/35 .......... 455 478,885
2.50%, 07/25/36 - 08/25/51
(d)
......... 5,679 5,868,020
3.00%, 04/01/29 - 09/01/50 .......... 2,439 2,573,429
3.00%, 07/25/51
(d)
................ 241 251,210
3.50%, 08/01/30 - 08/01/50 .......... 1,344 1,448,216
3.50%, 07/25/36 - 07/25/51
(d)
......... 387 408,103
4.00%, 09/01/33 - 02/01/51 .......... 1,840 1,982,526
4.00%, 07/25/51 - 08/25/51
(d)
......... 901 959,682
4.50%, 06/01/26 - 07/01/48 .......... 461 511,975
5.00%, 02/01/35 - 12/01/43 .......... 136 154,623
5.00%, 07/25/51
(d)
................ 4 4,384
5.50%, 11/01/21 - 09/01/39 .......... 179 205,963
6.00%, 04/01/35 - 09/01/40 .......... 134 157,630
6.50%, 05/01/40 ................. 29 34,340
30,301,211
Total U.S. Government Sponsored Agency Securities — 64.8%
(Cost: $32,114,405) .............................. 32,141,839
U.S. Treasury Obligations — 47.4%
U.S. Treasury Bonds:
4.25%, 05/15/39 ................. 160 218,956
4.50%, 08/15/39 ................. 160 225,587
4.38%, 11/15/39 ................. 160 222,581
3.13%, 02/15/43 ................. 610 728,855
2.88%, 05/15/43 - 11/15/46 .......... 1,200 1,386,317
3.63%, 08/15/43 ................. 610 785,661
3.75%, 11/15/43 ................. 610 800,720
3.00%, 02/15/48 ................. 590 703,298
2.25%, 08/15/49 ................. 727 753,127
1.63%, 11/15/50 ................. 105 94,303
2.38%, 05/15/51 ................. 30 32,030
U.S. Treasury Notes:
1.13%, 07/31/21 ................. 2,650 2,652,371
1.75%, 07/31/21 - 07/31/24 .......... 4,225 4,280,371
1.50%, 01/31/22 - 08/15/26 .......... 4,050 4,120,297
2.13%, 12/31/22 - 05/15/25 .......... 2,470 2,576,403
2.00%, 02/15/25 ................. 1,470 1,543,500
2.25%, 08/15/27 ................. 1,180 1,261,955
2.88%, 08/15/28 ................. 350 389,252
3.13%, 11/15/28 ................. 350 395,951
1.63%, 08/15/29 - 05/15/31 .......... 335 341,062
Total U.S. Treasury Obligations — 47.4%
(Cost: $22,603,182) .............................. 23,512,597
Total Long-Term Investments — 125.1%
(Cost: $60,970,067) .............................. 62,051,046
Security
Par (000)
Pa r (000) Value
Short-Term Securities — 13.2%
Certificates of Deposit — 2.2%
Yankee — 2.2%
(e)
Credit Suisse AG, New York, 0.30%, 09/01/21 USD 1,100 $ 1,100,323
Total Certificates of Deposit — 2.2%
(Cost: $1,100,000) .............................. 1,100,323

BlackRock U.S. Government Bond Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
June 30, 2021
Security
Shares
Shares Value
Money Market Funds — 2.6%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
(f)(g)
................. 1,270,570 $ 1,270,570
Total Money Market Funds — 2.6%
(Cost: $1,270,570) .............................. 1,270,570
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities — 8.4%
Federal Home Loan Bank Discount Notes,
0.05%, 09/17/21
(h)
............... USD 4,200 4,199,545
Total U.S. Government Sponsored Agency Securities — 8.4%
(Cost: $4,199,563) .............................. 4,199,545
Total Short-Term Securities — 13.2%
(Cost: $6,570,133) .............................. 6,570,438
Total Options Purchased — 0.3%
(Cost: $87,653) ................................ 153,323
Total Investments Before Options Written and TBA Sale
Commitments — 138.6%
(Cost: $67,627,853 ) .............................. 68,774,807
Total Options Written — (0.6)%
(Premium Received — $314,950) .................... (294,858)
TBA Sale Commitments — (16.9)%
(d)
Mortgage-Backed Securities — (16.9)%
Government National Mortgage Association:
2.50% ,  07/15/51 ................. 2 (2,070)
3.00% ,  07/15/51 ................. 238 (248,324)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.50% ,  07/15/51 ................. USD 39 $ (40,940)
4.50% ,  07/15/51 ................. 409 (435,841)
Uniform Mortgage-Backed Securities:
2.50% ,  07/25/36 - 07/25/51 .......... 2,114 (2,186,345)
3.00% ,  07/25/36 - 08/25/51 .......... 793 (827,617)
3.50% ,  07/25/36 ................. 24 (25,629)
2.00% ,  07/25/51 - 08/25/51 .......... 3,087 (3,113,390)
4.00% ,  07/25/51 - 08/25/51 .......... 1,357 (1,445,091)
4.50% ,  07/25/51 ................. 47 (50,562)
Total TBA Sale Commitments — (16.9)%
(Proceeds: $8,380,403) ........................... (8,375,809)
Total Investments Net of Options Written and TBA Sale
Commitments — 121.1%
(Cost: $58,932,500 ) .............................. 60,104,140
Liabilities in Excess of Other Assets — (21.1)% ........... (10,490,622)
Net Assets — 100.0% .............................. $ 49,613,518
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Represents or includes a TBA transaction.
(e)
Issuer is a U.S. branch of a foreign domiciled bank.
(f)
Annualized 7-day yield as of period end.
(g)
Affiliate of the Fund.
(h)
Rates are discount rates or a range of discount rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/21
Shares
Held at
06/30/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ — $ 1,270,570 $ — $ — $ — $ 1,270,570 1,270,570 $ 117 $ —
— —
(a)
Represents net amount purchased (sold).

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10 Year Note ................................................... 9 09/21/21 $ 1,192 $ 2,104
U.S. Treasury Long Bond .................................................... 9 09/21/21 1,445 43,927
U.S. Treasury 2 Year Note .................................................... 45 09/30/21 9,914 (9,135)
U.S. Treasury 5 Year Note .................................................... 11 09/30/21 1,357 (6,390)
30,506
Short Contracts
U.S. Treasury 10 Year Ultra Note ............................................... 12 09/21/21 1,765 (16,803)
U.S. Treasury Ultra Bond .................................................... 2 09/21/21 385 (14,222)
(31,025)
$ (519)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 53,386 USD 10,000 Goldman Sachs International 07/02/21 $ 733
BRL 50,460 USD 10,000 UBS AG 07/02/21 145
USD 10,000 BRL 49,660 Bank of America NA 07/02/21 16
KZT 579,216 USD 1,320 Deutsche Bank AG 07/15/21 34
CLP 7,450,000 USD 10,000 Barclays Bank plc 07/21/21 139
MXN 205,120 USD 10,000 BNP Paribas SA 07/21/21 265
USD 11,915 EUR 10,000 Morgan Stanley & Co. International plc 07/21/21 53
USD 10,000 ZAR 141,844 Goldman Sachs International 07/21/21 91
USD 10,000 BRL 49,489 Citibank NA 08/03/21 85
MXN 259,328 USD 12,509 UBS AG 08/24/21 413
USD 7,284 MXN 145,183 Barclays Bank plc 08/24/21 50
USD 5,765 MXN 114,145 State Street Bank and Trust Co. 08/24/21 77
MXN 5,006,000 USD 243,140 Citibank NA 09/15/21 5,567
USD 19,829 CAD 24,000 State Street Bank and Trust Co. 09/15/21 469
USD 1,053,237 CNY 6,768,209 Citibank NA 09/15/21 12,541
USD 251,000 MXN 5,006,000 Royal Bank of Canada 09/15/21 2,293
22,971
USD 10,000 BRL 53,406 Natwest Markets plc 07/02/21 (737)
COP 37,302,500 USD 10,000 BNP Paribas SA 07/21/21 (70)
MXN 197,733 USD 10,000 Bank of America NA 07/21/21 (104)
USD 10,000 CLP 7,384,000 Barclays Bank plc 07/21/21 (50)
USD 10,000 MXN 207,332 State Street Bank and Trust Co. 07/21/21 (376)
BRL 49,818 USD 10,000 Bank of America NA 08/03/21 (19)
USD 346,874 CNY 2,256,000 Morgan Stanley & Co. International plc 09/15/21 (14)
(1,370)
$ 21,601
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar September 2021 Futures .......... 48 09/10/21 USD 99.75 USD 12,000 $ 14,700
90-day Eurodollar September 2021 Futures .......... 107 09/10/21 USD 99.38 USD 26,750 102,988

BlackRock U.S. Government Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
90-day Eurodollar December 2021 Futures .......... 142 12/10/21 USD 99.38 USD 35,500 $ 30,175
$ 147,863
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
2.25% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 02/22/22 2.25 % USD 1,150 $ 5,460
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar September 2021 Futures ........... 48 09/10/21 USD 99.00 USD 12,000 $ (14,700)
90-day Eurodollar September 2021 Futures ........... 48 09/10/21 USD 99.50 USD 12,000 (3,000)
90-day Eurodollar September 2021 Futures ........... 59 09/10/21 USD 99.13 USD 14,750 (27,656)
$ (45,356)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1.68% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/20/21 1.68 % USD 952 $ (24,377)
10-Year Interest Rate Swap
(a)
1.72% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 10/20/21 1.72 USD 952 (27,024)
10-Year Interest Rate Swap
(a)
1.70% Semi-Annual 3 month LIBOR Quarterly Citibank NA 11/03/21 1.70 USD 476 (12,807)
10-Year Interest Rate Swap
(a)
1.75% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 11/03/21 1.75 USD 476 (14,549)
10-Year Interest Rate Swap
(a)
1.56% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 12/21/21 1.56 USD 277 (5,529)
10-Year Interest Rate Swap
(a)
1.75% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/02/22 1.75 USD 200 (6,399)
10-Year Interest Rate Swap
(a)
1.84% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 04/20/22 1.84 USD 1,000 (37,580)
10-Year Interest Rate Swap
(a)
1.99% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/28/22 1.99 USD 1,000 (46,540)
(174,805)
Put
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.68% Semi-Annual Deutsche Bank AG 10/20/21 1.68 USD 952 (7,827)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.72% Semi-Annual
Morgan Stanley & Co.
International plc 10/20/21 1.72 USD 952 (6,857)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.70% Semi-Annual Citibank NA 11/03/21 1.70 USD 476 (4,205)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.75% Semi-Annual
Goldman Sachs
International 11/03/21 1.75 USD 476 (3,574)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.56% Semi-Annual
Morgan Stanley & Co.
International plc 12/21/21 1.56 USD 277 (4,654)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.75% Semi-Annual Deutsche Bank AG 03/02/22 1.75 USD 200 (2,927)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.84% Semi-Annual Barclays Bank plc 04/20/22 1.84 USD 1,000 (14,747)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.99% Semi-Annual Deutsche Bank AG 10/28/22 1.99 USD 1,000 (19,400)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.04% Semi-Annual Barclays Bank plc 06/15/26 3.04 USD 450 (5,895)

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.04% Semi-Annual Deutsche Bank AG 06/15/26 3.04 % USD 352 $ (4,611)
(74,697)
$ (249,502)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.72% Annual 6 month WIBOR Semi-Annual N/A 06/17/23 PLN 119 $ 53 $ — $ 53
0.74% Annual 6 month WIBOR Semi-Annual N/A 06/17/23 PLN 119 43 — 43
0.76% Annual 6 month WIBOR Semi-Annual N/A 06/18/23 PLN 82 22 — 22
0.83% Semi-Annual 6 month WIBOR Semi-Annual N/A 06/22/23 PLN 191 (18) — (18)
0.51% Semi-Annual 3 month LIBOR Quarterly N/A 04/07/24 USD 64 (37) — (37)
3 month LIBOR Quarterly 0.89% Semi-Annual N/A 06/04/26 USD 800 (2,047) — (2,047)
1.03% Semi-Annual 3 month LIBOR Quarterly N/A 06/04/26 USD 800 (3,403) — (3,403)
2.85% Semi-Annual 3 month LIBOR Quarterly N/A 12/21/28 USD 200 (22,975) — (22,975)
1.61% Semi-Annual 3 month LIBOR Quarterly N/A 10/01/29 USD 400 (9,790) — (9,790)
2.17% Semi-Annual 3 month LIBOR Quarterly 06/16/26
(a)
06/16/31 USD 352 (2,879) — (2,879)
2.18% Semi-Annual 3 month LIBOR Quarterly 06/17/26
(a)
06/17/31 USD 450 (3,956) (33) (3,923)
$ (44,987) $ (33) $ (44,954)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination 2.47% At Termination 04/26/31 USD 225 $ (2,183) $ — $ (2,183)
1 month USCPI At Termination 2.64% At Termination 05/21/31 USD 187 2,123 — 2,123
1 month USCPI At Termination 2.54% At Termination 06/18/31 USD 360 1,493 — 1,493
UK Retail Price Index All
Items Monthly At Termination 3.38% At Termination 12/15/40 GBP 53 (4,992) — (4,992)
$ (3,559) $ — $ (3,559)
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 7.21% At Termination Citibank NA 01/02/24 BRL 216 $ (365) $ — $ (365)
1 day
BZDIOVER At Termination 7.61% At Termination Citibank NA 01/02/24 BRL 121 (21) — (21)

BlackRock U.S. Government Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2021
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 7.70% At Termination Citibank NA 01/02/24 BRL 16 $ 4 $ — $ 4
1 day
BZDIOVER At Termination 8.29% At Termination JPMorgan Chase Bank NA 01/02/29 BRL 68 (264) — (264)
1 day
BZDIOVER At Termination 8.42% At Termination Citibank NA 01/02/29 BRL 49 (110) — (110)
$ (756) $ — $ (756)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.02%
1 month USCPI ....................................... U.S. Consumer Price Index 5.40
3 month LIBOR ....................................... London Interbank Offered Rate 0.15
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 0.15
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ — $ (33) $ 3,734 $ (52,247) $ —
OTC Swaps ..................................................... — — 4 (760) —
Options Written ................................................... N/A N/A 74,516 (54,424) (294,858)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 46,031 $ — $ 46,031
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 22,971 — — 22,971
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — — — — 153,323 — 153,323
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 118 3,616 3,734
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — — — 4 — 4
$ — $ — $ — $ 22,971 $ 199,476 $ 3,616 $ 226,063
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... — — — — 46,550 — 46,550
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 1,370 — — 1,370
Options written
(b)
Options written at value ..................... — — — — 294,858 — 294,858
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 45,072 7,175 52,247
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — — — 760 — 760
$ — $ — $ — $ 1,370 $ 387,240 $ 7,175 $ 395,785
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ....................... $ — $ — $ — $ — $ (25,603) $ — $ (25,603)
Forward foreign currency exchange contracts .... — — — (70,003) — — (70,003)
Options purchased
(a)
.................... — — — (15,725) 142,858 — 127,133
Options written ........................ — — — 1,801 17,154 — 18,955
Swaps .............................. — — — — (38,330) (36,525) (74,855)
$ — $ — $ — $ (83,927) $ 96,079 $ (36,525) $ (24,373)
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures contracts ....................... — — — — (20,007) — (20,007)
Forward foreign currency exchange contracts .... — — — 38,232 — — 38,232
Options purchased
(b)
.................... — — — — 60,613 — 60,613
Options written ........................ — — — — 20,092 — 20,092
Swaps .............................. — — — — 5,491 (248) 5,243
$ — $ — $ — $ 38,232 $ 66,189 $ (248) $ 104,173
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

BlackRock U.S. Government Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2021
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long .................................................................................. $ 15,088,098
Average notional value of contracts — short ................................................................................. 6,595,657
Forward foreign currency exchange contracts:
Average amounts purchased — in USD .................................................................................... 1,549,631
Average amounts sold — in USD ........................................................................................ 272,467
Options:
Average value of option contracts purchased ................................................................................ 246,065
Average value of option contracts written ................................................................................... 132,250
Average notional value of swaption contracts purchased ......................................................................... 1,150,000
Average notional value of swaption contracts written ........................................................................... 6,818,506
Interest rate swaps:
Average notional value — pays fixed rate ................................................................................... 1,638,660
Average notional value — receives fixed rate ................................................................................ 690,546
Inflation swaps:
Average notional value — pays fixed rate ................................................................................... 626,000
Average notional value — receives fixed rate ................................................................................ 91,801
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments: $ —
Futures contracts .................................................................................... $ 9,602 $ 9,215
Forward foreign currency exchange contracts ................................................................. 22,971 1,370
Options
(a)(b)
........................................................................................ 153,323 294,858
Swaps — Centrally cleared ............................................................................. — 3,094
Swaps — OTC
(c)
.................................................................................... 4 760
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 185,900 $ 309,297
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(157,465) (57,665)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 28,435 $ 251,632
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 16 $ (16) $ — $ — $ —
Barclays Bank plc ................................ 189 (189) — — —
BNP Paribas SA ................................. 265 (70) — — 195
Citibank NA .................................... 18,197 (17,508) — — 689
Deutsche Bank AG ............................... 5,494 (5,494) — — —
Goldman Sachs International ........................ 824 (824) — — —
Morgan Stanley & Co. International plc .................. 53 (53) — — —
Royal Bank of Canada ............................. 2,293 — — — 2,293
State Street Bank and Trust Co. ...................... 546 (376) — — 170
UBS AG ...................................... 558 — — — 558
$ 28,435 $ (24,530) $ — $ — $ 3,905

2021
BlackRock Semi-Annual Report to Shareholders
BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
June 30, 2021
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(d)
Bank of America NA .............................. $ 123 $ (16) $ — $ — $ 107
Barclays Bank plc ................................ 58,272 (189) — — 58,083
BNP Paribas SA ................................. 70 (70) — — —
Citibank NA .................................... 17,508 (17,508) — — —
Deutsche Bank AG ............................... 112,081 (5,494) — — 106,587
Goldman Sachs International ........................ 18,123 (824) — — 17,299
JPMorgan Chase Bank NA .......................... 264 — — — 264
Morgan Stanley & Co. International plc .................. 44,078 (53) — — 44,025
Natwest Markets plc .............................. 737 — — — 737
State Street Bank and Trust Co. ...................... 376 (376) — — —
$ 251,632 $ (24,530) $ — $ — $ 227,102
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.

BlackRock U.S. Government Bond Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
June 30, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities ................................... $ — $ 895,855 $ — $ 895,855
Foreign Government Obligations .............................. — 1,977,619 — 1,977,619
Non-Agency Mortgage-Backed Securities ........................ — 3,523,136 — 3,523,136
U.S. Government Sponsored Agency Securities .................... — 32,141,839 — 32,141,839
U.S. Treasury Obligations ................................... — 23,512,597 — 23,512,597
Short-Term Securities:
Certificates of Deposit ..................................... — 1,100,323 — 1,100,323
Money Market Funds ...................................... 1,270,570 — — 1,270,570
U.S. Government Sponsored Agency Securities .................... — 4,199,545 — 4,199,545
Options Purchased:
Interest rate contracts ...................................... 147,863 5,460 — 153,323
Liabilities:
Investments:
TBA Sale Commitments .................................... — (8,375,809) — (8,375,809)
$ 1,418,433 $ 58,980,565 $ — $ 60,398,998
Derivative Financial Instruments
(a)
Assets:
Foreign currency exchange contracts ............................ $ — $ 22,971 $ — $ 22,971
Interest rate contracts ....................................... 46,031 122 — 46,153
Other contracts ........................................... — 3,616 — 3,616
Liabilities:
Foreign currency exchange contracts ............................ — (1,370) — (1,370)
Interest rate contracts ....................................... (91,906) (295,334) — (387,240)
Other contracts ........................................... — (7,175) — (7,175)
$ (45,875) $ (277,170) $ — $ (323,045)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Statements of Assets and Liabilities
(unaudited)
June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Advantage
Large Cap
Core Portfolio
BlackRock
Balanced
Capital Portfolio
BlackRock
Capital
Appreciation
Portfolio
BlackRock
Global
Allocation
Portfolio
(a)
ASSETS
Investments, at value — unaffiliated
(b) (c)
......................................... $ 216,068,140 $ 549,361,888 $ 269,090,613 $ 191,779,544
Investments, at value — affiliated
(d)
........................................... 3,672,349 53,342,482 10,541,720 14,831,748
Cash   ............................................................... — — 24 1,343,832
Cash pledged:
Collateral — OTC derivatives .............................................. — 520,000 — 60,000
Futures contracts ...................................................... 112,000 1,275,000 — 1,686,000
Centrally cleared swaps .................................................. — 278,182 — 1,171,000
Foreign currency, at value
(e)
................................................ — 1,009,165 — —
Receivables: – – – –
Investments sold ...................................................... 2,061,410 25,899,538 — 1,138,098
Securities lending income — affiliated ........................................ 5,358 8,064 1,628 1,581
TBA sale commitments .................................................. — 28,367,519 — —
Capital shares sold ..................................................... — — 326 1,806
Dividends — affiliated ................................................... 8 43,183 5 27
Dividends — unaffiliated ................................................. 76,377 121,887 18,693 134,102
Interest — unaffiliated ................................................... — 1,076,265 — 252,918
Variation margin on futures contracts ......................................... 3,298 140,746 — 87,292
Swap premiums paid ..................................................... — 107,439 — 7,646
Unrealized appreciation on: – – – –
Forward foreign currency exchange contracts ................................... — 82,149 — 116,776
OTC swaps .......................................................... — 7,475 — 22,220
Unfunded floating rate loan interests ......................................... — — — 4
Prepaid expenses ....................................................... 1,262 3,474 1,354 1,310
Other assets ........................................................... — 898 — —
Total assets ...........................................................
222,000,202 661,645,354 279,654,363 212,635,904
LIABILITIES
Investments sold short, at value
(f)
............................................. — — — 1,069,673
Foreign bank overdraft
(g)
................................................... — — — 47,688
Borrowed bonds, at value
(h)
................................................. — 4,702,429 — —
Collateral on securities loaned, at value ......................................... 1,653,311 3,977,998 9,993,630 3,845,853
Options written, at value
(i)
.................................................. — 683,756 — 468,150
TBA sale commitments, at value
(j)
............................................ — 28,325,676 — —
Payables: – – – –
Investments purchased .................................................. 1,997,624 82,848,552 — 1,669,399
Swaps   ............................................................ — — — 5,531
Accounting services fees ................................................. 30,259 72,896 33,047 89,139
Capital shares redeemed ................................................. 58,345 149,372 3,719 97,395
Custodian fees ........................................................ 16,501 41,895 6,952 128,674
Deferred foreign capital gain tax ............................................ — 280 — 25,724
Interest expense ...................................................... — 9,676 — —
Investment advisory fees ................................................. 64,326 158,724 77,735 39,127
Directors' and Officer's fees ............................................... 1,541 2,251 1,983 1,954
Other affiliate fees ..................................................... 800 2,260 753 797
Printing and postage fees ................................................ 16,224 14,429 13,943 13,134
Professional fees ...................................................... 34,780 39,193 29,278 42,735
Transfer agent fees .................................................... 78,752 205,679 95,113 75,798
Other accrued expenses ................................................. 843 15,933 859 19,607
Variation margin on futures contracts ......................................... — 100,867 — 97,055
Variation margin on centrally cleared swaps .................................... — 11,779 — 28,020
Swap premiums received .................................................. — 6,223 — 2,362
Unrealized depreciation on: – – – –
Forward foreign currency exchange contracts ................................... — 23,830 — 508,863
OTC swaps .......................................................... — 66,410 — 26,830
Total liabilities ..........................................................
3,953,306 121,460,108 10,257,012 8,303,508
NET ASSETS ..........................................................
$ 218,046,896 $ 540,185,246 $ 269,397,351 $ 204,332,396

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2021

Financial Statements
See notes to financial statements.
BlackRock
Advantage
Large Cap
Core Portfolio
BlackRock
Balanced
Capital Portfolio
BlackRock
Capital
Appreciation
Portfolio
BlackRock
Global
Allocation
Portfolio
(a)
NET ASSETS CONSIST OF
Paid-in capital .......................................................... $ 148,477,355 $ 427,287,859 $ 114,291,760 $ 153,391,231
Accumulated earnings .................................................... 69,569,541 112,897,387 155,105,591 50,941,165
NET ASSETS ..........................................................
$ 218,046,896 $ 540,185,246 $ 269,397,351 $ 204,332,396
(a)
  Consolidated Statement of Assets and Liabilities.
(b)
  Investments, at cost — unaffiliated .......................................... $ 174,885,690 $ 486,447,554 $ 145,368,280 $ 154,514,352
(c)
  Securities loaned, at value ................................................ $ 1,621,215 $ 3,906,677 $ 9,785,429 $ 3,951,686
(d)
  Investments, at cost — affiliated ............................................ $ 3,672,349 $ 53,187,318 $ 10,541,720 $ 14,696,069
(e)
  Foreign currency, at cost ................................................. $ — $ 979,859 $ — $ —
(f)
  Proceeds received from investments sold short , at value — unaffiliated .................. $ — $ — $ — $ 990,229
(g)
  Foreign bank overdraft, at cost ............................................. $ — $ — $ — $ 15,788
(h)
  Proceeds received from borrowed bonds ...................................... $ — $ 5,016,726 $ — $ —
(i)
  Premiums received ..................................................... $ — $ 730,992 $ — $ 683,124
(j)
  Proceeds from TBA sale commitments ........................................ $ — $ 28,367,519 $ — $ —

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Advantage
Large Cap
Core Portfolio
BlackRock
Balanced
Capital Portfolio
BlackRock
Capital
Appreciation
Portfolio
BlackRock
Global
Allocation
Portfolio
(a)
NET ASSET VALUE
Net assets .....................................................
$ 218,046,896 $ 540,185,246 $ 269,397,351 $ 204,332,396
Shares outstanding ..............................................
7,196,175 29,452,091 4,215,851 10,672,404
Net asset value .................................................
$ 30.30 $ 18.34 $ 63.90 $ 19.15
Shares authorized ...............................................
100 million 300 million 100 million 100 million
Par value .....................................................
$ 0.10 $ 0.10 $ 0.10 $ 0.10

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2021

Financial Statements
See notes to financial statements.
BlackRock
Government
Money Market
Portfolio
BlackRock High
Yield Portfolio
BlackRock U.S.
Government
Bond Portfolio
ASSETS
Investments, at value — unaffiliated
(a)
.......................................................... $ 77,031,928 $ 27,658,021 $ 67,504,237
Investments, at value — affiliated
(b)
........................................................... — 475,030 1,270,570
Cash   ............................................................................... 3,437,073 22,216 1,999
Cash pledged for centrally cleared swaps ....................................................... — — 87,000
Foreign currency, at value
(c)
................................................................ — 1,285 179,707
Repurchase agreements, at value — unaffiliated
(d)
................................................. 29,500,000 — —
Receivables: – – –
Investments sold ...................................................................... — 85,034 6,775,474
TBA sale commitments .................................................................. — — 8,380,403
Capital shares sold ..................................................................... 16,901 — 91
Dividends — affiliated ................................................................... — 2 6
Dividends — unaffiliated ................................................................. — 1,828 —
Interest — unaffiliated ................................................................... 6,916 390,926 253,188
From the Manager ..................................................................... — 12,748 —
Variation margin on futures contracts ......................................................... — — 9,602
Unrealized appreciation on: – – –
Forward foreign currency exchange contracts ................................................... — — 22,971
OTC swaps .......................................................................... — 505 4
Unfunded floating rate loan interests ......................................................... — 1 —
Prepaid expenses ....................................................................... 7,649 373 728
Other assets ........................................................................... — 351 2,509
Total assets ...........................................................................
110,000,467 28,648,320 84,488,489
LIABILITIES
Options written, at value
(e)
.................................................................. — — 294,858
TBA sale commitments, at value
(f)
............................................................ — — 8,375,809
Payables: – – –
Investments purchased .................................................................. 835,851 660,028 25,933,932
Accounting services fees ................................................................. 12,654 65,071 36,654
Capital shares redeemed ................................................................. 44,521 8,187 32,490
Custodian fees ........................................................................ 4,936 10,316 10,214
Income dividend distributions .............................................................. — 109,761 78,316
Investment advisory fees ................................................................. — — 5,628
Directors' and Officer's fees ............................................................... 1,886 3,045 1,678
Other affiliate fees ..................................................................... 610 141 296
Printing and postage fees ................................................................ 9,707 12,802 15,173
Professional fees ...................................................................... 27,011 20,176 42,148
Registration fees ...................................................................... 2,933 — 229
Transfer agent fees .................................................................... 78,049 11,608 20,768
Other accrued expenses ................................................................. 1,318 1,354 12,339
Variation margin on futures contracts ......................................................... — — 9,215
Variation margin on centrally cleared swaps .................................................... — — 3,094
Swap premiums received .................................................................. — 936 —
Unrealized depreciation on: – – –
Forward foreign currency exchange contracts ................................................... — 13,457 1,370
OTC swaps .......................................................................... — — 760
Total liabilities ..........................................................................
1,019,476 916,882 34,874,971
NET ASSETS ..........................................................................
$ 108,980,991 $ 27,731,438 $ 49,613,518

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Government
Money Market
Portfolio
BlackRock High
Yield Portfolio
BlackRock U.S.
Government
Bond Portfolio
NET ASSETS CONSIST OF
Paid-in capital .......................................................................... $ 108,975,102 $ 28,182,064 $ 49,784,514
Accumulated earnings (loss) ................................................................ 5,889 (450,626) (170,996)
NET ASSETS ..........................................................................
$ 108,980,991 $ 27,731,438 $ 49,613,518
(a)
  Investments, at cost — unaffiliated .......................................................... $ 77,031,928 $ 26,337,965 $ 66,357,283
(b)
  Investments, at cost — affiliated ............................................................ $ — $ 475,030 $ 1,270,570
(c)
  Foreign currency, at cost ................................................................. $ — $ 1,244 $ 175,949
(d)
  Repurchase agreements, at cost ........................................................... $ 29,500,000 $ — $ —
(e)
  Premiums received .................................................................... $ — $ — $ 314,950
(f)
  Proceeds from TBA sale commitments ........................................................ $ — $ — $ 8,380,403

Statements of Assets and Liabilities
(unaudited) (continued)
June 30, 2021

Financial Statements
See notes to financial statements.
BlackRock
Government
Money Market
Portfolio
BlackRock High
Yield Portfolio
BlackRock U.S.
Government Bond
Portfolio
NET ASSET VALUE
Net assets ......................................................................
$ 108,980,991 $ 27,731,438 $ 49,613,518
Shares outstanding ...............................................................
108,975,108 4,922,234 4,400,258
Net asset value ..................................................................
$ 1.00 $ 5.63 $ 11.28
Shares authorized ................................................................
2 billion 100 million 100 million
Par value ......................................................................
$ 0.10 $ 0.10 $ 0.10

Statements of Operations
(unaudited)
Six Months Ended June 30, 2021
2021
BlackRock Semi-Annual Report to Shareholders

BlackRock
Advantage
Large Cap
Core Portfolio
BlackRock
Balanced
Capital Portfolio
BlackRock
Capital
Appreciation
Portfolio
BlackRock
Global
Allocation
Portfolio
(a)
INVESTMENT INCOME – – – –
Dividends — affiliated ................................................... $ 458 $ 250,892 $ 85 $ 99,303
Dividends — unaffiliated ................................................. 1,301,613 2,198,312 601,733 1,366,407
Interest — unaffiliated ................................................... — 1,880,737 — 695,177
Securities lending income — affiliated — net ................................... 17,240 27,900 14,260 18,767
Foreign taxes withheld .................................................. (216) (2,375) (5,566) (103,893)
Total investment income ...................................................
1,319,095 4,355,466 610,512 2,075,761
EXPENSES
Investment advisory .................................................... 373,087 950,542 453,494 366,763
Transfer agent ........................................................ 142,146 374,808 177,344 152,730
Professional ......................................................... 22,946 38,364 28,246 55,777
Accounting services .................................................... 20,052 70,842 29,302 77,052
Custodian ........................................................... 14,032 50,875 6,973 173,986
Directors and Officer ................................................... 4,633 5,454 5,115 5,049
Miscellaneous ........................................................ 7,356 43,513 15,296 31,803
Total expenses excluding dividend expense and interest expense .......................
584,252 1,534,398 715,770 863,160
Dividend expense — unaffiliated ............................................. — — — 8,081
Interest expense ........................................................ — 37,032 — —
Total expenses .........................................................
584,252 1,571,430 715,770 871,241
Less: – – – –
Transfer agent fees reimbursed ............................................ (98,441) (267,459) (124,732) (150,149)
Fees waived and/or reimbursed by the Manager ................................. (1,111) (8,165) (196) (137,859)
Total expenses after fees waived and/or reimbursed ................................
484,700 1,295,806 590,842 583,233
Net investment income ....................................................
834,395 3,059,660 19,670 1,492,528
REALIZED AND UNREALIZED GAIN (LOSS) $ 29,758,326 $ 43,756,318 $ 32,411,331 $ 11,470,138
Net realized gain (loss) from:
Investments — affiliated ............................................... $ (15) $ 50,848 $ (426) $ 379,262
Investments — unaffiliated
(b)
............................................ 22,866,434 39,024,789 24,864,171 16,719,709
Borrowed bonds .................................................... — (12,521) — —
Forward foreign currency exchange contracts ................................. — (282,001) — (348,620)
Foreign currency transactions ........................................... — 101,221 753 (10,048)
Futures contracts .................................................... 885,790 2,227,502 — (3,842,942)
Options written ..................................................... — 143,173 — 1,468,492
Short sales — unaffiliated .............................................. — 155 — 107,091
Swaps   .......................................................... — (351,160) — 58,004
23,752,209 40,902,006 24,864,498 14,530,948
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................................... — 57,247 — (278,351)
Investments — unaffiliated
(c)
............................................ 6,131,915 2,708,489 7,546,942 (2,274,729)
Borrowed bonds .................................................... — 197,374 — —
Forward foreign currency exchange contracts ................................. — 146,202 — (675,167)
Foreign currency translations ............................................ — (21,180) (109) (23,928)
Futures contracts .................................................... (125,798) (229,507) — (237,946)
Options written ..................................................... — 47,880 — 169,964
Short sales — unaffiliated .............................................. — (2) — (120,659)
Swaps   .......................................................... — (52,191) — 380,002
Unfunded floating rate loan interests ....................................... — — — 4
6,006,117 2,854,312 7,546,833 (3,060,810)
Net realized and unrealized gain .............................................
29,758,326 43,756,318 32,411,331 11,470,138
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................
$ 30,592,721 $ 46,815,978 $ 32,431,001 $ 12,962,666
(a)
  Consolidated Statement of Operations.
(b)
  Net of foreign capital gain tax of ............................................ $ — $ (2,294) $ — $ (13,815)
(c)
  Net of reduction/increase in deferred foreign capital gain tax of .......................
$ — $ (280) $ — $ 4,075
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended June 30, 2021

Financial Statements
BlackRock
Government
Money Market
Portfolio
BlackRock High
Yield Portfolio
BlackRock U.S.
Government
Bond Portfolio
INVESTMENT INCOME – – –
Dividends — affiliated ................................................................... $ — $ 40 $ 117
Dividends — unaffiliated ................................................................. — 10,316 —
Interest — unaffiliated ................................................................... 46,762 761,364 383,555
Foreign taxes withheld .................................................................. — — (117)
Total investment income ...................................................................
46,762 771,720 383,555
EXPENSES
Investment advisory .................................................................... 197,461 50,770 92,328
Professional ......................................................................... 25,991 32,586 37,191
Accounting services .................................................................... 18,522 65,152 31,153
Transfer agent ........................................................................ 14,047 21,261 38,923
Custodian ........................................................................... 5,464 8,750 11,055
Directors and Officer ................................................................... 4,932 — —
Miscellaneous ........................................................................ 9,572 10,223 13,822
Total expenses excluding interest expense .......................................................
275,989 188,742 224,472
Interest expense ........................................................................ — — 664
Total expenses .........................................................................
275,989 188,742 225,136
Less: – – –
Fees waived and/or reimbursed by the Manager ................................................. (217,668) (100,125) (61,034)
Transfer agent fees reimbursed ............................................................ (11,568) (18,780) (36,442)
Total expenses after fees waived and/or reimbursed ................................................
46,753 69,837 127,660
Net investment income ....................................................................
9 701,883 255,895
REALIZED AND UNREALIZED GAIN (LOSS) $ 593 $ 464,391 $ (940,544)
Net realized gain (loss) from:
Investments — unaffiliated ............................................................. $ 593 $ 545,282 $ 121,118
Forward foreign currency exchange contracts ................................................. — 9,092 (70,003)
Foreign currency transactions ........................................................... — (7,291) 11,257
Futures contracts .................................................................... — 3,903 (25,603)
Options written ..................................................................... — — 18,955
Swaps   .......................................................................... — (617) (74,855)
593 550,369 (19,131)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................. — (70,667) (961,873)
Forward foreign currency exchange contracts ................................................. — (16,021) 38,232
Foreign currency translations ............................................................ — (10) (3,100)
Futures contracts .................................................................... — — (20,007)
Options written ..................................................................... — — 20,092
Swaps   .......................................................................... — 719 5,243
Unfunded floating rate loan interests ....................................................... — 1 —
— (85,978) (921,413)
Net realized and unrealized gain (loss) .........................................................
593 464,391 (940,544)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................
$ 602 $ 1,166,274 $ (684,649)
See notes to financial statements.

Statements of Changes in Net Assets

2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock Advantage Large Cap Core
Portfolio BlackRock Balanced Capital Portfolio
Six Months Ended
06/30/21
(unaudited)
Year Ended
12/31/20
Six Months Ended
06/30/21
(unaudited)
Year Ended
12/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ................................................ $ 834,395 $ 2,117,613 $ 3,059,660 $ 7,492,780
Net realized gain (loss) .................................................... 23,752,209 17,311,044 40,902,006 40,696,582
Net change in unrealized appreciation (depreciation) ................................ 6,006,117 13,781,837 2,854,312 23,384,561
Net increase in net assets resulting from operations ...................................
30,592,721 33,210,494 46,815,978 71,573,923
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .........................
— (17,311,283) — (44,587,034)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .........................
(8,711,883) (8,640,098) (30,401,617) (3,838,260)
NET ASSETS
Total increase in net assets ................................................... 21,880,838 7,259,113 16,414,361 23,148,629
Beginning of period ........................................................
196,166,058 188,906,945 523,770,885 500,622,256
End of period ............................................................
$ 218,046,896 $ 196,166,058 $ 540,185,246 $ 523,770,885
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
BlackRock Capital Appreciation Portfolio BlackRock Global Allocation Portfolio
(a)
Six Months Ended
06/30/21
(unaudited)
Year Ended
12/31/20
Six Months Ended
06/30/21
(unaudited)
Year Ended
12/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ................................................ $ 19,670 $ (12,799) $ 1,492,528 $ 1,944,372
Net realized gain (loss) .................................................... 24,864,498 22,973,719 14,530,948 10,080,358
Net change in unrealized appreciation (depreciation) ................................ 7,546,833 51,261,389 (3,060,810) 23,254,464
Net increase in net assets resulting from operations ...................................
32,431,001 74,222,309 12,962,666 35,279,194
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders .........................
— (18,235,911) — (14,667,909)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .........................
(10,273,503) (4,684,476) (9,171,659) (5,652,210)
NET ASSETS
Total increase in net assets ................................................... 22,157,498 51,301,922 3,791,007 14,959,075
Beginning of period ........................................................
247,239,853 195,937,931 200,541,389 185,582,314
End of period ............................................................
$ 269,397,351 $ 247,239,853 $ 204,332,396 $ 200,541,389
(a)
Consolidated Statements of Changes in Net Assets.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock Government Money Market
Portfolio BlackRock High Yield Portfolio
Six Months Ended
06/30/21
(unaudited)
Year Ended
12/31/20
Six Months Ended
06/30/21
(unaudited)
Year Ended
12/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ................................................ $ 9 $ 303,547 $ 701,883 $ 1,525,226
Net realized gain (loss) .................................................... 593 1,978 550,369 79,442
Net change in unrealized appreciation (depreciation) ................................ — — (85,978) 448,858
Net increase in net assets resulting from operations ...................................
602 305,525 1,166,274 2,053,526
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .........................
(9) (303,547) (705,832) (1,531,302)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
65,477 (3,541,319) (1,647,932) (2,276,026)
NET ASSETS
Total increase (decrease) in net assets ........................................... 66,070 (3,539,341) (1,187,490) (1,753,802)
Beginning of period ........................................................
108,914,921 112,454,262 28,918,928 30,672,730
End of period ............................................................
$ 108,980,991 $ 108,914,921 $ 27,731,438 $ 28,918,928
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
BlackRock U.S. Government Bond Portfolio
Six Months Ended
06/30/21
(unaudited)
Year Ended
12/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) .............................................................................. $ 255,895 $ 952,875
Net realized gain (loss) .................................................................................. (19,131) 1,715,179
Net change in unrealized appreciation (depreciation) .............................................................. (921,413) 884,224
Net increase (decrease) in net assets resulting from operations .........................................................
(684,649) 3,552,278
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .......................................................
(387,057) (1,114,751)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .......................................................
(3,089,993) (2,995,397)
NET ASSETS
Total decrease in net assets ................................................................................ (4,161,699) (557,870)
Beginning of period ......................................................................................
53,775,217 54,333,087
End of period ..........................................................................................
$ 49,613,518 $ 53,775,217
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock Advantage Large Cap Core Portfolio
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ..............
$ 26.14 $ 23.90 $ 19.76 $ 24.31 $ 27.15 $ 26.53
Net investment income (loss)
(a)
..................
0.11 0.28 0.35 0.38
(b)
0.40 0.36
Net realized and unrealized gain (loss) ............
4.05 4.43 5.38 (1.62) 5.58 2.47
Net increase (decrease) from investment operations .....
4.16 4.71 5.73 (1.24) 5.98 2.83
Distributions
(c)
– – – – – –
From net investment income ...................
— (0.34) (0.34) (0.39) (0.41) (0.37)
From net realized gain ........................
— (2.13) (1.25) (2.92) (8.41) (1.84)
Total distributions ............................
— (2.47) (1.59) (3.31) (8.82) (2.21)
Net asset value, end of period ...................
$ 30.30 $ 26.14 $ 23.90 $ 19.76 $ 24.31 $ 27.15
Total Return
(d)
15.91% 19.99% 29.09% (5.11)% — —
Based on net asset value .......................
15.91%
(e)
19.99% 29.09% (5.11)% 22.24% 10.69%
Ratios to Average Net Assets
Total expenses ..............................
0.57%
(f)
0.59% 0.60% 0.63% 0.63% 0.60%
Total expenses after fees waived and/or reimbursed .....
0.47%
(f)
0.49% 0.50% 0.50% 0.50% 0.50%
Net investment income ........................
0.81%
(f)
1.18% 1.52% 1.51%
(b)
1.35% 1.36%
Supplemental Data
Net assets, end of period (000) ...................
$ 218,047 $ 196,166 $ 188,907 $ 161,413 $ 187,538 $ 167,987
Portfolio turnover rate .........................
58% 124% 131% 151% 154% 48%
(a)
Based on average shares outstanding.
(b)
Net investment income per share and the ratio of net investment income to average net assets includes $0.01 per share and 0.06%, respectively, resulting from a non-recurring dividend.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Balanced Capital Portfolio
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ..............
$ 16.79 $ 15.86 $ 13.97 $ 15.81 $ 16.87 $ 16.74
Net investment income (loss)
(a)
..................
0.10 0.25 0.33 0.32 0.31 0.29
Net realized and unrealized gain (loss) ............
1.45 2.23 2.75 (0.73) 2.14 1.16
Net increase (decrease) from investment operations .....
1.55 2.48 3.08 (0.41) 2.45 1.45
Distributions
(b)
– – – – – –
From net investment income ...................
— (0.29) (0.33) (0.31) (0.34) (0.30)
From net realized gain ........................
— (1.26) (0.86) (1.12) (3.17) (1.02)
Total distributions ............................
— (1.55) (1.19) (1.43) (3.51) (1.32)
Net asset value, end of period ...................
$ 18.34 $ 16.79 $ 15.86 $ 13.97 $ 15.81 $ 16.87
Total Return
(c)
9.23% 15.75% 22.06% (2.66)% — —
Based on net asset value .......................
9.23%
(d)
15.75% 22.06% (2.66)% 14.59% 8.65%
Ratios to Average Net Assets
(e)
Total expenses ..............................
0.60%
(f)
0.61% 0.63% 0.64% 0.66% 0.62%
Total expenses after fees waived and/or reimbursed .....
0.49%
(f)
0.50% 0.52% 0.52% 0.53% 0.52%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .....................
0.48%
(f)
0.48% 0.49% 0.49% 0.49% 0.49%
Net investment income ........................
1.17%
(f)
1.56% 2.08% 1.98% 1.75% 1.72%
Supplemental Data
Net assets, end of period (000) ...................
$ 540,185 $ 523,771 $ 500,622 $ 453,030 $ 511,193 $ 490,442
Portfolio turnover rate
(g)
........................
175% 345% 320% 280% 332% 264%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... 0.01% 0.01% —% 0.02% 0.01% 0.01%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) .............. 117% 238% 228% 211% 248% 188%

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock Capital Appreciation Portfolio
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ..............
$ 56.30 $ 43.39 $ 36.63 $ 40.56 $ 33.61 $ 34.32
Net investment income (loss)
(a)
..................
0.00
(b)
(0.00)
(c)
0.06 0.15
(d)
0.12
(e)
0.07
(f)
Net realized and unrealized gain (loss) ............
7.60 17.32 11.86 0.83 11.11 0.07
Net increase from investment operations .............
7.60 17.32 11.92 0.98 11.23 0.14
Distributions
(g)
– – – – – –
From net investment income ...................
— (0.01) (0.05) (0.14) (0.12) (0.08)
From net realized gain ........................
— (4.40) (5.11) (4.77) (4.16) (0.77)
Total distributions ............................
— (4.41) (5.16) (4.91) (4.28) (0.85)
Net asset value, end of period ...................
$ 63.90 $ 56.30 $ 43.39 $ 36.63 $ 40.56 $ 33.61
Total Return
(h)
13.50% 40.16% 32.79% 2.42% — —
Based on net asset value .......................
13.50%
( i )
40.16% 32.79% 2.42% 33.62% 0.40%
Ratios to Average Net Assets
Total expenses ..............................
0.57%
(j)
0.59% 0.58% 0.59%
(k)
0.60% 0.62%
Total expenses after fees waived and/or reimbursed .....
0.47%
(j)
0.49% 0.48% 0.49%
(k)
0.51% 0.53%
Net investment income (loss) ....................
0.02%
(j)
(0.01)% 0.13% 0.33%
(d)(k)
0.29%
(e)
0.21%
(f)
Supplemental Data
Net assets, end of period (000) ...................
$ 269,397 $ 247,240 $ 195,938 $ 162,866 $ 170,830 $ 139,019
Portfolio turnover rate .........................
20% 38% 42% 45% 48% 86%
(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Amount is greater than $(0.005) per share.
(d)
Net investment income per share and the ratio of net investment income to average net assets includes $0.10 per share and 0.22%, respectively, resulting from a non-recurring dividend.
(e)
Net investment income per share and the ratio of net investment income to average net assets includes $0.04 per share and 0.09%, respectively, resulting from a non-recurring dividend.
(f)
Net investment income per share and the ratio of net investment income to average net assets includes $0.03 per share and 0.08%, respectively, resulting from a non-recurring dividend.
(g)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(h)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(i)
Aggregate total return.
(j)
Annualized.
(k)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Excluding MDRs, the portfolio turnover rate would have been 158%.
BlackRock Global Allocation Portfolio
(a)
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ..............
$ 17.96 $ 16.03 $ 14.20 $ 16.42 $ 14.60 $ 14.25
Net investment income (loss)
(b)
..................
0.14 0.18 0.27 0.27 0.25 0.23
Net realized and unrealized gain (loss) ............
1.05 3.15 2.28 (1.44) 1.80 0.37
Net increase (decrease) from investment operations .....
1.19 3.33 2.55 (1.17) 2.05 0.60
Distributions
(c)
– – – – – –
From net investment income ...................
— (0.26) (0.24) (0.24) (0.23) (0.25)
From net realized gain ........................
— (1.14) (0.48) (0.81) — —
Total distributions ............................
— (1.40) (0.72) (1.05) (0.23) (0.25)
Net asset value, end of period ...................
$ 19.15 $ 17.96 $ 16.03 $ 14.20 $ 16.42 $ 14.60
Total Return
(d)
6.63% 20.95% 18.05% (7.27)% — —
Based on net asset value .......................
6.63%
(e)
20.95% 18.05% (7.27)% 14.05% 4.17%
Ratios to Average Net Assets
(f)
Total expenses ..............................
0.86%
(g)
0.83% 0.79% 0.78% 0.79% 0.83%
Total expenses after fees waived and/or reimbursed .....
0.58%
(g)
0.58% 0.57% 0.58% 0.58% 0.58%
Total expenses after fees waived and/or reimbursed and
excluding dividend expense, broker fees and expenses on
short sales, interest expense and stock loan fees ......
0.57%
(g)
0.57% 0.57% 0.57% 0.57% 0.57%
Net investment income ........................
1.48%
(g)
1.08% 1.72% 1.67% 1.56% 1.62%
Supplemental Data
Net assets, end of period (000) ...................
$ 204,332 $ 200,541 $ 185,582 $ 173,983 $ 211,555 $ 206,525
Portfolio turnover rate .........................
60% 159%
(h)
207% 145% 129% 134%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds ................... 0.02% 0.02% —% 0.02% 0.01% —%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock Government Money Market Portfolio
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ..............
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income (loss) ...................
0.0000
(a)
0.0026 0.0177 0.0139 0.0044 0.0000
(a)
Net realized gain (loss) .......................
0.0000
(a)
0.0000
(a)
0.0000
(a)
0.0000
(a)
0.0000
(a)
0.0000
(a)
Net increase from investment operations .............
0.0000 0.0026 0.0177 0.0139 0.0044 0.0000
Distributions
(b)
– – – – – –
From net investment income ...................
(0.0000)
( c )
(0.0026) (0.0177) (0.0139) (0.0044) (0.0000)
( c )
From net realized gain ........................
— (0.0000)
( c )
(0.0000)
(c )
— (0.0000)
( c )
(0.0000)
(c )
Total distributions ............................
(0.0000) (0.0026) (0.0177) (0.0139) (0.0044) (0.0000)
Net asset value, end of period ...................
$ 1.0 0 $ 1.0 0 $ 1. 00 $ 1.00 $ 1.00 $ 1.0 0
Total Return
(d)
— 0.26% 1.78% 1.41% — —
Based on net asset value .......................
0.00%
(e)(f)
0.26% 1.78% 1.41% 0.45% 0.00%
Ratios to Average Net Assets
Total expenses ..............................
0.51%
(g)
0.62% 0.62% 0.64% 0.70% 0.54%
Total expenses after fees waived and/or reimbursed .....
0.09%
(g)
0.33% 0.50% 0.50% 0.50% 0.42%
Net investment income ........................
0.00%
(f) (g)
0.28% 1.77% 1.41% 0.44% 0.00%
Supplemental Data
Net assets, end of period (000) ...................
$ 108,981 $ 108,915 $ 112,454 $ 131,361 $ 107,299 $ 122,057
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Amount is less than 0.005%.
(g)
Annualized.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
BlackRock High Yield Portfolio
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ..............
$ 5.54 $ 5.43 $ 5.00 $ 5.42 $ 5.31 $ 4.91
Net investment income (loss)
(a)
..................
0.14 0.29 0.31 0.30 0.30 0.29
Net realized and unrealized gain (loss) ............
0.09 0.11 0.43 (0.42) 0.12 0.40
Net increase (decrease) from investment operations .....
0.23 0.40 0.74 (0.12) 0.42 0.69
Distributions
(b)
– – – – – –
From net investment income ...................
(0.14) (0.29) (0.31) (0.30) (0.31) (0.29)
From return of capital ........................
— — — (0.00)
(c)
— —
Total distributions ............................
(0.14) (0.29) (0.31) (0.30) (0.31) (0.29)
Net asset value, end of period ...................
$ 5.63 $ 5.54 $ 5.43 $ 5.00 $ 5.42 $ 5.31
Total Return
(d)
4.19% 7.80% 15.04% (2.31)% — —
Based on net asset value .......................
4.19%
(e)
7.80% 15.04% (2.31)%
(f)
7.95% 14.43%
Ratios to Average Net Assets
Total expenses ..............................
1.35%
(g)
1.27% 1.15% 1.98% 1.34% 0.99%
(h)
Total expenses after fees waived and/or reimbursed .....
0.50%
(g)
0.50% 0.50% 0.50% 0.50% 0.50%
(h)
Net investment income ........................
5.02%
(g)
5.48% 5.76% 5.66% 5.53% 5.64%
(h)
Supplemental Data
Net assets, end of period (000) ...................
$ 27,731 $ 28,919 $ 30,673 $ 27,068 $ 32,005 $ 33,794
Portfolio turnover rate .........................
31% 89% 74% 67% 73% 101%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.
(h)
Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Semi-Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock U.S. Government Bond Portfolio
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Net asset value, beginning of period ..............
$ 11.51 $ 11.01 $ 10.58 $ 10.80 $ 10.86 $ 10.90
Net investment income (loss)
(a)
..................
0.06 0.20 0.27 0.25 0.21 0.17
Net realized and unrealized gain (loss) ............
(0.20) 0.53 0.44 (0.17) (0.02) 0.00
(b)
Net increase (decrease) from investment operations .....
(0.14) 0.73 0.71 0.08 0.19 0.17
Distributions from net investment income
(c)
...........
(0.09) (0.23) (0.28) (0.30) (0.25) (0.21)
Net asset value, end of period ...................
$ 11.28 $ 11.51 $ 11.01 $ 10.58 $ 10.80 $ 10.86
Total Return
(d)
(1.26)% 6.64% 6.78% 0.77% — —
Based on net asset value .......................
(1.26)%
(e)
6.64% 6.78% 0.77% 1.72% 1.54%
Ratios to Average Net Assets
(f)
Total expenses ..............................
0.89%
(g)
1.02% 1.47% 1.69% 1.15% 0.94%
Total expenses after fees waived and/or reimbursed .....
0.50%
(g)
0.59% 1.02% 0.86% 0.63% 0.59%
Total expenses after fees waived and/or reimbursed and
excluding interest expense .....................
0.50%
(g)
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income ........................
1.01%
(g)
1.71% 2.45% 2.39% 1.89% 1.50%
Supplemental Data
Net assets, end of period (000) ...................
$ 49,614 $ 53,775 $ 54,333 $ 53,941 $ 54,580 $ 60,506
Portfolio turnover rate
(h)
........................
351% 629% 658% 728% 1,058% 1,004%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Investments in underlying funds .................... —% 0.01% 0.01% 0.01% 0.01% —%
Six Months Ended
06/30/21
(unaudited)
Year Ended December 31,
2020 2019 2018 2017 2016
Portfolio turnover rate (excluding MDRs) .............. 196% 386% 425% 434% 694% 631%

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
BlackRock Series Fund, Inc. (“Series Fund”) and BlackRock Series Fund II, Inc. (“Series Fund II” and together with Series Fund, the “Companies” and each, a “Company”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Company is organized as a Maryland corporation and is comprised of the separate portfolios indicated below. Series Fund is comprised of 5 separate portfolios and Series Fund II is comprised of
2 separate portfolios. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
The Funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts.
Advantage Large Cap Core, Balanced Capital, Capital Appreciation, Global Allocation and Government Money Market, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
High Yield and U.S. Government Bond, together with certain other registered investment companies advised by the Manager or its affiliates, are included in a complex of non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.
Government Money Market operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets.
Basis of Consolidation: The accompanying consolidated financial statements of Global Allocation  include the accounts of BlackRock Cayman Global Allocation Portfolio I,
Ltd. (the “Subsidiary”), which is a wholly-owned subsidiary of Global Allocation  and primarily invests in commodity-related instruments and other derivatives . The Subsidiary enables  Global Allocation to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Global Allocation  may invest up to
25% of its total assets in the Subsidiary. The net assets of the Subsidiary as of period end were $5,168,044 , which is 2.5%  of Global Allocation's  consolidated net assets.
Intercompany accounts and transactions, if any, have been eliminated. During the six months ended June 30, 2021 there were no transactions in the Subsidiary.  The
Subsidiary is subject to the same investment policies and restrictions that apply to  Global Allocation , except that the Subsidiary may invest without limitation in commodity-
related instruments.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-
dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”) . Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Fund Name Company Herein Referred To As
Diversification
Classification
BlackRock Advantage Large Cap Core Portfolio ................... Series Fund Advantage Large Cap Core Diversified
BlackRock Balanced Capital Portfolio .......................... Series Fund Balanced Capital Diversified
BlackRock Capital Appreciation Portfolio ........................ Series Fund Capital Appreciation Diversified
BlackRock Global Allocation Portfolio .......................... Series Fund Global Allocation Diversified
BlackRock Government Money Market Portfolio ................... Series Fund Government Money Market Diversified
BlackRock High Yield Portfolio ............................... Series Fund II High Yield Diversified
BlackRock U.S. Government Bond Portfolio ...................... Series Fund II U.S. Government Bond Diversified

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2021 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts, forward foreign currency exchange contracts, options written, swaps and short sales) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.”  Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/
deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.
Distributions:  For Government Money Market, High Yield and U.S. Government Bond, distributions from net investment income are declared daily and paid monthly. For
Advantage Large Cap Core, Balanced Capital, Capital Appreciation and Global Allocation, distributions from net investment income are declared and paid at least annually.
For each Fund, distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Global Allocation’s ordinary income and/or capital gains for that year.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of Series Fund II ,  the directors who are not
“interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors . This has the same economic effect for the Independent  Directors as if the Independent  Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of High Yield and U.S. Government Bond, as applicable.
Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the
Funds until such amounts are distributed in accordance with the Plan.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
Global Allocation has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Global Allocation may incur charges on overdrafts, subject to certain conditions.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund's (except Government Money Market) investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Boards of Directors of the Companies (each, a "Board" and together, the “Boards”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by each Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is
the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments. U.S. GAAP defines fair value as the price Government Money Market would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Government Money Market's investments are valued under the amortized cost method which approximates current market value in accordance with Rule
2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Government Money Market seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s (except Government Money Market) assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day's official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the
Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published NAV.
The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used, unless it is determined that the prior day's price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Repurchase agreements are valued at amortized cost, which approximates market value.
If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.
Standard Inputs Generally Considered By Third Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used, as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2021, certain investments of the Funds were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-
indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. S tripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fu nd to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, Global Allocation and High Yield had the following unfunded floating rate loan interests:
Forward Commitments, When-Issued and Delayed Delivery Securities : The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A Fund may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Fund may be required to pay more at settlement than the security is worth. In addition, a
Fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, a Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund  realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate a Fund to make future cash payments.  As of June 30, 2021, Global Allocation and High Yield had outstanding commitments of $1,558,990 and $17,030, respectively. These commitments are not included in the net assets of Global Allocation and High Yield as of June 30, 2021 .
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third party custodian maintains accounts to
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Global Allocation LBM Acquisition LLC, Delayed Draw 1st Lien Term Loan ...... $ 1,846 $ 1,828 $ 1,832 $ 4
High Yield LBM Acquisition LLC, Delayed Draw 1st Lien Term Loan ...... 285 282 283 1

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the six months ended June 30, 2021, the average amount of reverse repurchase agreements and the daily weighted average interest rate for the Funds were as follows:
Borrowed bond agreements are entered into by a fund under an MRA, which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With borrowed bond agreements, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction.
Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.
As of period end, the following table is a summary of a Fund’s open borrowed bond agreements by counterparty which are subject to offset under an MRA on a net basis:
(a)
Included in Investments at value-unaffiliated in the Statements of Assets and Liabilities.
(b)
Includes accrued interest on borrowed bonds in the amount of $9,676 which is included in interest expense payable in the Statements of Assets and Liabilities.
(c)
Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.
In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.
U.S. Government
Bond
Average Borrowings ................................................................................................. $ 1,654,899
Daily Weighted Average Interest Rate ..................................................................................... 0.08%
Counterparty
Borrowed Bond
Agreements
(a)
Borrowed
Bonds at
Value including
Accrued
Interest
(b)
Exposure Due
(to) / from
Counterparty
before Collateral
Non-cash
Collateral
Received
Cash Collateral
Received
Non-cash
Collateral
Pledged
Cash Collateral
Pledged
Net Collateral
(Received) /
Pledged
Net Exposure
Due (to) / from
Counterparty
(c)
Balanced Capital
Bank of America Securities, Inc. ..... $ 4,714,305 $ (4,712,105) $ 2,200 $ — $ — $ — $ — $ — $ 2,200
...........................................

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

Short Sale Transactions (Borrowed Bonds): In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security.
When a fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is included in interest expense in the Statements of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Short Sale Transactions (Equities): In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Statements of Assets and Liabilities. Securities segregated as collateral are denoted in the Schedules of Investments.
A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the
Statements of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Statements of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain, limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending:  The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
As of period end, the following table is a summary of the Funds' securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Net
Amount
(b)
Advantage Large Cap Core
Credit Suisse Securities (USA) LLC ..................................... $ 245,063 $ (245,063) $ —
Deutsche Bank Securities, Inc. ........................................ 174,784 (174,784) —
JP Morgan Securities LLC ........................................... 495,126 (493,263) 1,863
Morgan Stanley & Co. LLC ........................................... 706,242 (706,242) —
$ 1,621,215 $ (1,619,352) $ 1,863
Balanced Capital
Citigroup Global Markets, Inc. ......................................... 12,464 (12,456) 8
Credit Suisse Securities (USA) LLC ..................................... 8,819 (8,819) —
Deutsche Bank Securities, Inc. ........................................ 260,851 (260,851) —
JP Morgan Securities LLC ........................................... 1,693,062 (1,693,062) —
Morgan Stanley & Co. LLC ........................................... 1,931,481 (1,931,481) —
$ 3,906,677 $ (3,906,669) $ 8
Capital Appreciation
Citigroup Global Markets, Inc. ......................................... 1,671,030 (1,671,030) —
JP Morgan Securities LLC ........................................... 8,046,233 (8,046,233) —
Morgan Stanley & Co. LLC ........................................... 68,166 (68,166) —
$ 9,785,429 $ (9,785,429) $ —
Global Allocation
Barclays Capital, Inc. ............................................... 1,098,727 (1,072,887) 25,840
BofA Securities, Inc. ................................................ 265,055 (259,136) 5,919
Citigroup Global Markets, Inc. ......................................... 385,790 (369,855) 15,935
Goldman Sachs & Co. .............................................. 183,359 (183,359) —
JP Morgan Securities LLC ........................................... 1,263,948 (1,223,650) 40,298
Morgan Stanley & Co. LLC ........................................... 453,300 (437,797) 15,503
State Street Bank & Trust Co. ......................................... 262,543 (253,008) 9,535
TD Prime Services LLC ............................................. 38,964 (37,678) 1,286
$ 3,951,686 $ (3,837,370) $ 114,316
(a)
Collateral received in excess of the market value of securities on loan is not presented in these tables. The total cash collateral received by each Fund is disclosed in the Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of June 30, 2021. Additional collateral is delivered to the Funds on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Interest rate caps and floors — Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or “cap.”
Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that a Fund would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.
Foreign currency options – The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Funds may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Funds may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, up-and-
out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the
Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each Company, on behalf of its respective Funds, entered into an Investment Advisory Agreement with the Manager, the Funds' investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee based on the percentage of the seven combined Funds’ average daily net assets at the following annual rates:
The portion of the assets of a Fund to which the rate at each breakpoint level applies will be determined on a “uniform percentage” basis. The uniform percentage applicable to a breakpoint level is determined by dividing the amount of the aggregate average daily net assets of the seven combined Funds that falls within that breakpoint level by the aggregate average daily net assets of the seven combined Funds. The amount of the fee for a Fund at each breakpoint level is determined by multiplying the average daily net assets of that Fund by the uniform percentage applicable to that breakpoint level and multiplying the product by the applicable advisory fee rate.
The Manager provides investment management and other services to the Subsidiary of Global Allocation. The Manager does not receive separate compensation from the
Subsidiary for providing investment management or administrative services. However, Global Allocation pays the Manager based on the Fund’s net assets, which includes the assets of the Subsidiary.
With respect to each of High Yield and U.S. Government Bond, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of each Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
With respect to Balanced Capital, the Manager entered into separate sub-advisory agreements with BIL and BlackRock (Singapore) Limited (“BRS”) (collectively, the “Sub-
Advisers”), each an affiliate of the Manager. The Manager pays BIL and BRS for services they provide for that portion of Balanced Capital for which BIL or BRS, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Balanced Capital to the Manager.
With respect to Global Allocation, the Manager entered into a sub-advisory agreement with BRS, effective May 27, 2021, an affiliate of the Manager. The Manager pays
BRS for services it provides for that portion of Global Allocation for which BRS acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Global Allocation to the Manager.
Average Daily Net Assets of the Seven Combined Funds
Investment
Advisory Fees
First $250 Million ....................................................................................................... 0.50%
$250 Million - $300 Million ................................................................................................. 0.45
$300 Million - $400 Million ................................................................................................. 0.40
$400 Million - $800 Million ................................................................................................. 0.35
Greater than $800 Million ................................................................................................. 0.30

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
For the six months ended June 30, 2021, the Funds reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of
Operations. The reimbursements were as follows:
Distribution Fees: Each Company , on behalf of its respective Funds, entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the
Manager.
Transfer Agent: On behalf of the Funds, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Funds with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations. For the six months ended June 30, 2021 , the Funds did not pay any amounts to affiliates in return for these services.
Expense Limitations, Waivers and Reimbursements: With respect to each Fund (other than Government Money Market), the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the
“affiliated money market fund waiver”) through June 30, 202 3 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the
Manager in the Statements of Operations . For the six months ended June 30, 2021 , the amounts waived were as follows :
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund's (other than Government Money Market) assets invested in affiliated equity and fixed-income mutual funds and exchange-traded funds that have a contractual management fee through June 30, 2023.  The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2021, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
Advantage Large Cap Core .................................................................................................. $ 886
Balanced Capital ......................................................................................................... 2,434
Capital Appreciation ....................................................................................................... 1,065
Global Allocation ......................................................................................................... 888
Government Money Market .................................................................................................. 555
High Yield .............................................................................................................. 140
U.S. Government Bond ..................................................................................................... 298
Advantage Large Cap Core ...................................................................................................... $ 1,111
Balanced Capital ............................................................................................................. 6,166
Capital Appreciation ........................................................................................................... 196
Global Allocation ............................................................................................................. 244
High Yield .................................................................................................................. 94
U.S. Government Bond ......................................................................................................... 314
Balanced Capital ............................................................................................................. $ 1,999
Global Allocation ............................................................................................................. 10,837
Advantage Large Cap Core .................................................................................................. 0.04%
Balanced Capital ......................................................................................................... 0.04
Capital Appreciation ....................................................................................................... 0.04
Global Allocation ......................................................................................................... 0.04
Government Money Market .................................................................................................. 0.02
High Yield .............................................................................................................. 0.05
U.S. Government Bond ..................................................................................................... 0.05

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023, unless approved by each Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in transfer agent fees reimbursed in the
Statements of Operations. For the six months ended June 30, 2021, expense reimbursements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2023. The contractual agreement may be terminated, with respect to each Fund, upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended June 30, 2021, the following amounts are included in fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed in the Statements of Operations:
The Manager has also voluntarily agreed to waive a portion of its investment advisory fees and/or reimburse operating expenses to enable Government Money Market to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statements of Operations as fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed. The Manager may discontinue the waiver and/or reimbursement at any time. For the six months ended June 30, 2021, fees waived and/or reimbursed by the Manager and transfer agent fees reimbursed under this agreement were $217,174 and $5,634, respectively, for Government Money
Market.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Advantage Large Cap Core .................................................................................................. $ 98,441
Balanced Capital ......................................................................................................... 267,459
Capital Appreciation ....................................................................................................... 124,732
Global Allocation ......................................................................................................... 109,794
Government Money Market .................................................................................................. 4,250
High Yield .............................................................................................................. 11,797
U.S. Government Bond ..................................................................................................... 23,743
Advantage Large Cap Core ................................................................................................... 0.50%
Balanced Capital .......................................................................................................... 0.50
Capital Appreciation ........................................................................................................ 0.57
Global Allocation .......................................................................................................... 0.57
Government Money Market ................................................................................................... 0.50
High Yield ............................................................................................................... 0.50
U.S. Government Bond ...................................................................................................... 0.50
Fees waived
and/or reimbursed
by the Manager
Global Allocation ......................................................................................................... $ 126,778
Government Money Market .................................................................................................. 494
High Yield .............................................................................................................. 100,031
U.S. Government Bond ..................................................................................................... 60,720
Transfer agent
fees reimbursed
Global Allocation ......................................................................................................... $ 40,355
Government Money Market .................................................................................................. 1,684
High Yield .............................................................................................................. 6,983
U.S. Government Bond ..................................................................................................... 12,699

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Pursuant to the current securities lending agreement, Advantage Large Cap Core, Balanced Capital and Capital Appreciation retain 77% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Advantage Large Cap Core, Balanced Capital and Capital Appreciation, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
Pursuant to the current securities lending agreement, Global Allocation, Government Money Market, High Yield and U.S. Government Bond retain 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset or Fixed-Income
Complexes, as applicable, in a calendar year exceeds a specified threshold, Global Allocation, Government Money Market, High Yield and U.S. Government Bond, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income
(which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended June 30, 2021, each Fund paid BIM the following amounts for securities lending agent services:
Interfund Lending: In accordance with an exemptive order (the “Order”) fro m the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Boards.
During the period ended June 30, 2021, the Funds did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Companies are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Companies' Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2021 , the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended June 30, 2021, purchases and sales of investments, including paydowns, mortgage dollar rolls and excluding short-term investments, were as follows:
RULE-ABOVE
Advantage Large Cap Core .................................................................................................. $ 5,008
Balanced Capital ......................................................................................................... 8,080
Capital Appreciation ....................................................................................................... 3,615
Global Allocation ......................................................................................................... 4,092
Purchases  Sales
Net Realized
Gain (Loss)
Balanced Capital ................................................................... $ 7,851 $ 11,670 $ 798
Global Allocation ................................................................... 212,691 — —
U.S. Government Securities Other Securities
Purchases Sales Purchases Sales
Advantage Large Cap Core ............................................... $ — $ — $ 116,824,024 $ 119,670,376
Balanced Capital ...................................................... 15,645,265 9,122,610 890,716,190 887,494,769
Capital Appreciation .................................................... — — 50,124,462 60,029,532
Global Allocation ...................................................... 6,533,457 11,399,628 109,104,224 119,906,177
High Yield ........................................................... — — 8,584,132 10,036,644
U.S. Government Bond .................................................. 10,036,140 9,996,577 188,302,126 183,581,577

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

For the six months ended June 30, 2021, purchases and sales related to mortgage dollar rolls were as follows:
RULE-ABOVE
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of December 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of June 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Companies, on behalf of the Funds (except for Government Money Market), along with certain other funds managed by the Manager and its affiliates (“Participating
Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions.
Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10%
per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2021, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Purchases Sales
Balanced Capital ...................................................................................... $ 300,011,791 $ 300,179,446
U.S. Government Bond .................................................................................. 85,524,424 85,611,600
Non-expiring
Capital Loss
Carryforwards
High Yield ............................................................................................................
$ 2,161,636
U.S. Government Bond ...................................................................................................
1,164,950
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Advantage Large Cap Core .......................................... $ 179,518,805 $ 41,814,384 $ (1,570,934) $ 40,243,450
Balanced Capital ................................................. 541,582,571 65,918,033 (4,140,979) 61,777,054
Capital Appreciation ............................................... 155,942,033 124,627,796 (937,496) 123,690,300
Global Allocation .................................................. 170,267,239 41,561,660 (5,931,531) 35,630,129
High Yield ...................................................... 26,852,352 1,485,537 (217,790) 1,267,747
U.S. Government Bond ............................................. 67,669,765 1,715,004 (613,463) 1,101,541

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund's portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.

Notes to Financial Statements
(unaudited) (continued)
2021
BlackRock Semi-Annual Report to Shareholders

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
Six Months Ended
06/30/21
Year Ended
12/31/20
Shares Amount Shares Amount
Advantage Large Cap Core
Shares sold 28,786 $ 807,233 38,859 $ 929,548
Shares issued in reinvestment of distributions ........................ — — 674,929 17,311,283
Shares redeemed (337,496) (9,519,116) (1,113,413) (26,880,929)
        Net decrease
(308,710) $ (8,711,883) (399,625) $ (8,640,098)
Balanced Capital
Shares sold 79,677 $ 1,410,797 75,896 $ 1,210,797
Shares issued in reinvestment of distributions ........................ — — 2,673,232 44,587,034
Shares redeemed (1,831,615) (31,812,414) (3,104,207) (49,636,091)
        Net decrease
(1,751,938) $ (30,401,617) (355,079) $ (3,838,260)
Capital Appreciation
Shares sold 19,465 $ 1,141,225 43,811 $ 2,036,965
Shares issued in reinvestment of distributions ........................ — — 328,864 18,235,911
Shares redeemed (195,120) (11,414,728) (496,857) (24,957,352)
        Net decrease
(175,655) $ (10,273,503) (124,182) $ (4,684,476)
Global Allocation
Shares sold 56,886 $ 1,061,280 166,377 $ 2,884,411
Shares issued in reinvestment of distributions ........................ — — 827,991 14,667,909
Shares redeemed (548,294) (10,232,939) (1,404,651) (23,204,530)
        Net decrease
(491,408) $ (9,171,659) (410,283) $ (5,652,210)
Government Money Market
Shares sold 34,892,405 $ 34,892,405 68,371,134 $ 68,371,134
Shares issued in reinvestment of distributions ........................ 9 9 299,826 299,826
Shares redeemed (34,826,937) (34,826,937) (72,212,279) (72,212,279)
        Net increase (decrease)
65,477 $ 65,477 (3,541,319) $ (3,541,319)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/21
Year Ended
12/31/20
Shares Amount Shares Amount
High Yield
Shares sold 91,777 $ 510,793 957,994 $ 4,941,528
Shares issued in reinvestment of distributions ........................ 127,011 705,832 295,863 1,544,021
Shares redeemed (516,075) (2,864,557) (1,679,992) (8,761,575)
        Net decrease
(297,287) $ (1,647,932) (426,135) $ (2,276,026)
U.S. Government Bond
Shares sold 147,813 $ 1,680,037 391,313 $ 4,487,037
Shares issued in reinvestment of distributions ........................ 32,239 365,580 101,934 1,165,802
Shares redeemed (452,694) (5,135,610) (754,958) (8,648,236)
        Net decrease
(272,642) $ (3,089,993) (261,711) $ (2,995,397)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
2021
BlackRock Semi-Annual Report to Shareholders

The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Series Funds, Inc. (the “Corporation”) met on April 7, 2021 (the
“April Meeting”) and May 10-12, 2021 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the
Corporation, on behalf of BlackRock Advantage Large Cap Core Portfolio (“Large Cap Core Portfolio”), BlackRock Balanced Capital Portfolio (“Balanced Capital Portfolio”),
BlackRock Capital Appreciation Portfolio (“Capital Appreciation Portfolio”), BlackRock Global Allocation Portfolio (“Global Allocation Portfolio”) and BlackRock Government
Money Market Portfolio (“Government Money Market Portfolio” and together with the Large Cap Core Portfolio, the Balanced Capital Portfolio, the Capital Appreciation
Portfolio and the Global Allocation Portfolio, the “Funds”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval of the sub-advisory agreements between the Manager and (a) BlackRock International Limited (“BIL”) with respect to Balanced Capital Portfolio (the “BIL Sub-
Advisory Agreement”); and (b) BlackRock (Singapore) Limited (“BSL” and together with BIL, the “Sub-Advisors”) with respect to Balanced Capital Portfolio (the “BSL Sub-
Advisory Agreement” and together with the BIL Sub-Advisory Agreement, the “Sub-Advisory Agreements”). The Manager and the Sub-Advisors are referred to herein as
“BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process: Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members whom are not “interested persons” of the Corporation, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The
Board also had a fifth one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable;
(b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Corporation’s adherence to applicable compliance policies and procedures;
(f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board
Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g)
other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The members of the Board gave attention to all of the information that was furnished, and each Board Member placed

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
varying degrees of importance on the various pieces of information that were provided to them. The Board evaluated the information available to it on a fund by fund basis.
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with
BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the
Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.
B. The Investment Performance of the Funds and BlackRock: The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2020, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and, with respect to Large Cap Core Portfolio, Balanced Capital Portfolio,
Capital Appreciation Portfolio and Global Allocation Portfolio, the respective Morningstar open-end fund category (“Morningstar Open-End Category”); and, with respect to Government Money Market Portfolio, a weighted average benchmark of similar funds, as defined by BlackRock (“Benchmark Weighted Average”). The Board and its
Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, each of Balanced Capital Portfolio and Global Allocation Portfolio ranked in the first quartile against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three- and five-year periods reported, Capital Appreciation Portfolio ranked in the second, first and first quartiles, respectively, against its
Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three- and five-year periods reported, Large Cap Core Portfolio ranked in the second quartile against its Morningstar Open-End Category.
The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board reviewed Government Money Market Portfolio’s performance within the context of the low yield environment. In addition to reviewing the Fund’s performance and current yield, it also reviews the liquidity, duration, credit quality and other risk factors of the Fund’s portfolio. The Board noted that for each of the one- and three-year periods reported, the Fund underperformed its Benchmark Weighted Average. The Board noted that BlackRock believes that the Benchmark Weighted Average is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Benchmark Weighted Average during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates
from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2021
BlackRock Semi-Annual Report to Shareholders

total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed
BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2020 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to
BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that each of Large Cap Core Portfolio’s, Capital Appreciation Portfolio’s and Global Allocation Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.
The Board noted that Balanced Capital Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers.
The Board reviewed the expenses within the context of the low yield environment, and any consequent expense waivers and reimbursements necessary to maintain minimum levels of daily net investment income, as applicable. The Board noted that Government Money Market Portfolio’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile relative to the Fund’s Expense Peers.
The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the Fund, combined with the assets of certain other funds, increase above certain contractually specified levels. The Board noted that if the size of the pertinent Fund or such other funds were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the pertinent Fund’s average daily net assets. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for each Fund.
D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the
Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The
Board also considered the extent to which the Funds benefit from such economies of scale in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out”
benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted
that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Conclusion
The Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Corporation, on behalf of each Fund, (ii) the BIL Sub-Advisory Agreement between the Manager and BIL with respect to Balanced Capital Portfolio, and (iii) the BSL Sub-Advisory
Agreement between the Manager and BSL with respect to Balanced Capital Portfolio, each for a one-year term ending June 30, 2022. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Disclosure of Investment Sub-Advisory Agreement
2021
BlackRock Semi-Annual Report to Shareholders

The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Series Funds, Inc. (the “Corporation”) met on May 11, 2021 (the
“Meeting”) to consider the initial approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between BlackRock Advisors, LLC (the “Manager”), the
Corporation’s investment advisor, and BlackRock (Singapore) Limited (the “Sub-Advisor”) with respect to Global Allocation Portfolio (the “Fund”), a series of the Corporation.
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), at the Meeting, the Board reviewed materials relating to its consideration of the
Sub-Advisory Agreement. The Board Members whom are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the
“Independent Board Members”). The Board previously met on May 11-13, 2020 (the “May 2020 Meeting”) to consider the approval of the continuation of the Corporation’s investment advisory agreement (the “Advisory Agreement”) between the Corporation and the Manager. At the May 2020 Meeting, the Board, including the Independent Board
Members, unanimously approved the continuation of the Advisory Agreement for a one-year term ending June 30, 2021. A discussion of the basis for the Board’s approval of the Advisory Agreement at the May 2020 Meeting is included in the semi-annual shareholder report for the Fund for the period ended June 30, 2020. The factors considered by the Board at the Meeting in connection with the approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the May 2020
Meeting with respect to approval of the Advisory Agreement.
Following discussion, the Board, including the Independent Board Members, unanimously approved the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including a majority of the Independent Board Members, was satisfied that the terms of the Sub-Advisory Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Series Fund II, Inc. (the “Company”) met on May 4, 2021 (the
“May Meeting”) and June 8-9, 2021 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the
Company, on behalf of BlackRock High Yield Portfolio (the “High Yield Portfolio”) and BlackRock U.S. Government Bond Portfolio (the “U.S. Government Bond Portfolio”
and together with the High Yield Portfolio, the “Funds” and each, a “Fund”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between the Manager and BlackRock International Limited (the “Sub-
Advisor”), with respect to each Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements
are referred to herein as the “Agreements.”
The Approval Process: Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members whom are not “interested persons” of the Company, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had a fifth one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how
BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board
Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g)
other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members did not identify any particular information, or any single factor as determinative, and each Board
Member may have attributed different weights to the various items and factors considered.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2021
BlackRock Semi-Annual Report to Shareholders

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each
Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.
B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May meeting. In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2020, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and the respective Morningstar open-end fund category (“Morningstar Open-End
Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, the High Yield Portfolio ranked in the first quartile against its Morningstar Open-End Category.
The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the High Yield Portfolio, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three- and five-year periods reported, the U.S. Government Bond Portfolio ranked in the second, first and first quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
U.S. Government Bond Portfolio, and that BlackRock has explained its rationale for this belief to the Board.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates
from their Relationship with each Fund: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed
BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2020 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to
BlackRock’s commitment of time, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the High Yield Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the High Yield Portfolio’s Expense Peers. The Board also noted that the High Yield Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the High Yield Portfolio, combined with the assets of certain other funds, increase above certain contractually specified levels. The Board noted that if the size of the High Yield Portfolio, or such other funds were to decrease, the High Yield Portfolio could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the High Yield Portfolio’s total expenses as a percentage of the High Yield Portfolio’s average daily net assets. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the High Yield Portfolio.
The Board noted that the U.S. Government Bond Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the U.S. Government Bond Portfolio’s Expense Peers. The Board also noted that the U.S. Government Bond
Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the U.S. Government Bond Portfolio, combined with the assets of certain other funds, increase above certain contractually specified levels. The Board noted that if the size of the U.S. Government Bond Portfolio, or such other funds were to decrease, the U.S. Government Bond Portfolio could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the U.S. Government Bond Portfolio’s total expenses as a percentage of the U.S. Government Bond Portfolio’s average daily net assets. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the U.S.
Government Bond Portfolio.
D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each
Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The
Board also considered the extent to which each Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-
out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.
Conclusion
The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Company, on behalf of each Fund, for a one-year term ending June 30, 2022, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to each Fund, for a one-year term ending June 30, 2022. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the
Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Additional Information
2021
BlackRock Semi-Annual Report to Shareholders

Regulation Regarding Derivatives
On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies
(“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.
General Information
Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at
blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds (except BlackRock Government Money Market Portfolio) file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov .
The BlackRock Government Money Market Portfolio files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Fund’s reports on Form
N-MFP are available on the SEC’s website at sec.gov . The Fund makes portfolio holdings available to shareholders on its website at blackrock.com .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com/prospectus/insurance ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(b)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
(c)
New York, NY 10179
Brown Brothers Harriman & Co.
(d)
Boston, MA 02109
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
(e)
New York, NY 10019
Willkie Farr & Gallagher LLP
(f)
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Balanced Capital Portfolio, BlackRock High Yield Portfolio and BlackRock U.S. Government Bond Portfolio.
(b)
For BlackRock Balanced Capital Portfolio and BlackRock Global Allocation Portfolio.
(c)
For all Funds except BlackRock Global Allocation Portfolio.
(d)
For BlackRock Global Allocation Portfolio.
(e)
For BlackRock Advantage Large Cap Core Portfolio, BlackRock Balanced Capital Portfolio, BlackRock Capital Appreciation Portfolio, BlackRock Global Allocation Portfolio and BlackRock
Government Money Market Portfolio.
(f)
For BlackRock High Yield Portfolio and BlackRock U.S. Government Bond Portfolio.

Glossary of Terms Used in this Report
2021
BlackRock Semi-Annual Report to Shareholders

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
NOK Norwegian Krone
PLN Polish Zloty
RUB New Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
TRY Turkish Lira
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
ABS Asset-Backed Security
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
NYRS New York Registered Shares
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
RB Revenue Bonds
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-441-7762
This report is authorized for distribution only to Policyowners of certain variable life insurance policies, which are funded by shares of BlackRock Series Fund, Inc. and BlackRock Series Fund II, Inc. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund or the policies. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information used throughout this report does not include insurance-related fees and expenses. An investment in BlackRock Government Money Market
Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency.
BlackRock Government Money Market Portfolio's sponsor has no legal obligation to provide financial support to the
Portfolio. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance, call (800) 626-1960. BlackRock Government
Money Market Portfolio's current 7-day yield more closely reflects the current earnings of the Portfolio than the total returns quoted. Although BlackRock Government Money Market Portfolio seeks to preserve the value of your investment at
$1.00 per share, it cannot guarantee it will do so and it is possible to lose money by investing in the Portfolio. Statements and other information herein are as dated and are subject to change. Please see the Fund’s prospectus for a description of risks associated with global investments.
Series8-6/21-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

section302
(a)(3) Not Applicable
(a)(4) Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Series Fund, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund, Inc.

Date: August 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund, Inc.

Date: August 26, 2021

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Series Fund, Inc.

Date: August 26, 2021